UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 16 of its series:

Allspring Asset Allocation Fund, Allspring Growth Balanced Fund, Allspring Moderate Balanced Fund, Allspring C&B Large Cap Value Fund, Allspring Diversified Equity Fund, Allspring Emerging Growth Fund, Allspring Index Fund, Allspring Small Company Growth Fund, Allspring Small Company Value Fund, Allspring Core Bond Fund, Allspring Real Return Fund, Allspring Spectrum Income Allocation Fund, Allspring Spectrum Growth Fund, Allspring Spectrum Moderate Growth Fund, Allspring Spectrum Conservative Growth Fund, and Spectrum Aggressive Growth Fund.

Date of reporting period: November 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report
November 30, 2021
Allspring Core Bond Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Core Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Core Bond Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Core Bond Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Core Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Core Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Allspring Global Investments, LLC
Portfolio managers	Maulik Bhansali, CFA®‡, Jarad Vasquez

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (MBFAX)	10-31-2001	-6.06	2.44	2.52	-1.64	3.39	2.99	0.83	0.78
Class C (MBFCX)	10-31-2001	-3.39	2.62	2.22	-2.39	2.62	2.22	1.58	1.53
Class R (WTRRX)	7-9-2010	–	–	–	-1.71	3.18	2.76	1.08	1.03
Class R4 (MBFRX)[3]	11-30-2012	–	–	–	-1.37	3.68	3.28	0.60	0.52
Class R6 (WTRIX)[4]	11-30-2012	–	–	–	-1.23	3.83	3.42	0.45	0.37
Administrator Class (MNTRX)	6-30-1997	–	–	–	-1.55	3.47	3.07	0.77	0.70
Institutional Class (MBFIX)	10-31-2001	–	–	–	-1.27	3.77	3.37	0.50	0.42
Bloomberg U.S. Aggregate Bond Index[5]	–	–	–	–	-1.15	3.65	3.04	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.78% for Class A, 1.53% for Class C, 1.03% for Class R, 0.52% for Class R4, 0.37% for Class R6, 0.70% for Administrator Class, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R4 shares would be higher.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Core Bond Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. This fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Core Bond Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
FNMA, 2.50%, 12-13-2051	3.12
FNMA, 2.50%, 2-11-2051	2.84
U.S. Treasury Note, 1.25%, 11-30-2026	2.35
U.S. Treasury Note, 0.50%, 11-30-2023	1.72
U.S. Treasury Bond, 1.38%, 11-15-2040	1.67
U.S. Treasury Note, 1.50%, 9-30-2024	1.45
U.S. Treasury Bond, 1.13%, 5-15-2040	1.42
U.S. Treasury Bond, 1.75%, 8-15-2041	1.41
U.S. Treasury Note, 0.75%, 11-15-2024	1.39
U.S. Treasury Note, 0.13%, 12-31-2022	1.36
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of November 30, 2021[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Core Bond Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Allspring Core Bond Fund  |  9

Fund expenses (unaudited)
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,006.91	$3.92	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%
Class C
Actual	$1,000.00	$1,003.29	$7.68	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class R
Actual	$1,000.00	$1,006.24	$4.63	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.66	0.92%
Class R4
Actual	$1,000.00	$1,008.28	$2.62	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,009.04	$1.86	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,007.38	$3.52	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%
Institutional Class
Actual	$1,000.00	$1,009.56	$2.12	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

10  |  Allspring Core Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

		Value
Investment companies: 100.05%
Affiliated master portfolio: 100.05%
Allspring Core Bond Portfolio		$5,127,213,213
Total Investment companies (Cost $5,114,748,252)		5,127,213,213
Total investments in securities (Cost $5,114,748,252)	100.05%	5,127,213,213
Other assets and liabilities, net	(0.05)	(2,622,483)
Total net assets	100.00%	$5,124,590,730
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Core Bond Portfolio	94.49%	94.18%	$18,478,641	$2,327,769	$39,251,978	$27,584	$5,127,213,213
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  11

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $5,114,748,252)	$ 5,127,213,213
Receivable for Fund shares sold	3,724,000
Receivable from manager	83,483
Prepaid expenses and other assets	90,720
Total assets	5,131,111,416
Liabilities
Payable for Fund shares redeemed	5,435,197
Dividends payable	524,312
Administration fees payable	293,237
Distribution fees payable	7,101
Trustees’ fees and expenses payable	655
Accrued expenses and other liabilities	260,184
Total liabilities	6,520,686
Total net assets	$5,124,590,730
Net assets consist of
Paid-in capital	$ 5,086,876,433
Total distributable earnings	37,714,297
Total net assets	$5,124,590,730
Computation of net asset value and offering price per share
Net assets – Class A	$ 367,087,999
Shares outstanding – Class A1	27,246,997
Net asset value per share – Class A	$13.47
Maximum offering price per share – Class A2	$14.10
Net assets – Class C	$ 10,984,226
Shares outstanding – Class C1	823,880
Net asset value per share – Class C	$13.33
Net assets – Class R	$ 1,568,531
Shares outstanding – Class R1	119,444
Net asset value per share – Class R	$13.13
Net assets – Class R4	$ 1,829,632
Shares outstanding – Class R4[1]	139,324
Net asset value per share – Class R4	$13.13
Net assets – Class R6	$ 1,765,026,824
Shares outstanding – Class R6[1]	134,512,852
Net asset value per share – Class R6	$13.12
Net assets – Administrator Class	$ 221,573,196
Shares outstanding – Administrator Class[1]	16,868,953
Net asset value per share – Administrator Class	$13.13
Net assets – Institutional Class	$ 2,756,520,322
Shares outstanding – Institutional Class[1]	210,149,958
Net asset value per share – Institutional Class	$13.12
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Core Bond Fund

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolio (net of foreign withholding taxes of $12,891)	$ 39,251,978
Affiliated income allocated from affiliated Master Portfolio	27,584
Expenses allocated from affiliated Master Portfolio	(9,296,250)
Total investment income	29,983,312
Expenses
Management fee	1,300,081
Administration fees
Class A	298,204
Class C	9,627
Class R	1,349
Class R4	709
Class R6	279,155
Administrator Class	111,419
Institutional Class	1,109,945
Shareholder servicing fees
Class A	465,944
Class C	14,955
Class R	1,583
Class R4	884
Administrator Class	269,367
Distribution fees
Class C	44,845
Class R	1,583
Custody and accounting fees	72,470
Professional fees	18,191
Registration fees	13,012
Shareholder report expenses	6,285
Trustees’ fees and expenses	9,967
Other fees and expenses	33,503
Total expenses	4,063,078
Less: Fee waivers and/or expense reimbursements
Fund-level	(925,746)
Class A	(13,227)
Class C	(2)
Class R4	(301)
Class R6	(317,155)
Administrator Class	(19,171)
Institutional Class	(480,428)
Net expenses	2,307,048
Net investment income	27,676,264
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	18,478,424
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	2,327,986
Net realized and unrealized gains (losses) on investments	20,806,410
Net increase in net assets resulting from operations	$48,482,674
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  13

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 27,676,264		$ 68,755,092
Net realized gains on investments		18,478,424		124,275,417
Net change in unrealized gains (losses) on investments		2,327,986		(163,776,116)
Net increase in net assets resulting from operations		48,482,674		29,254,393
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,455,491)		(18,390,567)
Class C		(3,566)		(826,028)
Class R		(5,356)		(109,006)
Class R4		(9,201)		(255,450)
Class R6		(11,071,124)		(147,643,160)
Administrator Class		(955,924)		(13,932,917)
Institutional Class		(15,788,554)		(162,044,711)
Total distributions to shareholders		(29,289,216)		(343,201,839)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,664,077	22,498,128	12,273,258	169,431,477
Class C	52,600	704,410	429,511	6,062,121
Class R	5,278	69,540	42,683	585,880
Class R4	19,599	258,288	73,596	1,019,265
Class R6	8,669,906	114,360,640	41,373,976	564,946,588
Administrator Class	1,944,278	25,673,562	7,772,437	107,461,106
Institutional Class	31,243,609	412,518,270	91,169,096	1,242,662,922
		576,082,838		2,092,169,359
Reinvestment of distributions
Class A	100,545	1,360,968	1,173,633	16,238,069
Class C	262	3,515	58,078	794,241
Class R	281	3,707	5,020	67,665
Class R4	693	9,141	18,865	254,704
Class R6	670,307	8,837,854	8,211,303	110,794,663
Administrator Class	68,245	900,859	991,907	13,386,686
Institutional Class	1,109,315	14,622,137	11,300,587	152,228,735
		25,738,181		293,764,763
Payment for shares redeemed
Class A	(2,137,736)	(28,942,605)	(6,969,911)	(96,545,555)
Class C	(236,998)	(3,177,776)	(1,472,599)	(20,765,992)
Class R	(17,177)	(225,850)	(150,925)	(2,094,716)
Class R4	(16,948)	(224,737)	(285,459)	(3,858,168)
Class R6	(26,074,861)	(344,908,039)	(82,522,155)	(1,114,913,998)
Administrator Class	(1,550,142)	(20,467,248)	(8,154,991)	(111,662,175)
Institutional Class	(32,522,983)	(428,860,630)	(63,368,919)	(856,440,756)
		(826,806,885)		(2,206,281,360)
Net increase (decrease) in net assets resulting from capital share transactions		(224,985,866)		179,652,762
Total decrease in net assets		(205,792,408)		(134,294,684)
Net assets
Beginning of period		5,330,383,138		5,464,677,822
End of period		$5,124,590,730		$ 5,330,383,138
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Core Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.43	$14.17	$13.28	$12.86	$13.22	$13.28
Net investment income	0.05	0.12 [1]	0.25	0.32	0.24	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.04	(0.06)	0.93	0.42	(0.36)	0.00
Total from investment operations	0.09	0.06	1.18	0.74	(0.12)	0.19
Distributions to shareholders from
Net investment income	(0.05)	(0.15)	(0.26)	(0.32)	(0.24)	(0.19)
Net realized gains	0.00	(0.65)	(0.03)	0.00	0.00	(0.06)
Total distributions to shareholders	(0.05)	(0.80)	(0.29)	(0.32)	(0.24)	(0.25)
Net asset value, end of period	$13.47	$13.43	$14.17	$13.28	$12.86	$13.22
Total return[2]	0.69%	0.31%	9.03%	5.87%	(0.96)%	1.48%
Ratios to average net assets (annualized)*
Gross expenses	0.82%	0.82%	0.82%	0.83%	0.83%	0.83%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	0.72%	0.87%	1.85%	2.50%	1.79%	1.40%
Supplemental data
Portfolio turnover rate[3]	199%	457%	603%	577%	542%	614%
Net assets, end of period (000s omitted)	$367,088	$370,882	$299,642	$302,246	$320,208	$360,276

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.35%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.29	$14.03	$13.15	$12.74	$13.09	$13.15
Net investment income (loss)	(0.00) [1]	0.03	0.15	0.23	0.14	0.09
Net realized and unrealized gains (losses) on investments	0.04	(0.07)	0.92	0.40	(0.35)	0.00
Total from investment operations	0.04	(0.04)	1.07	0.63	(0.21)	0.09
Distributions to shareholders from
Net investment income	(0.00) [2]	(0.05)	(0.16)	(0.22)	(0.14)	(0.09)
Net realized gains	0.00	(0.65)	(0.03)	0.00	0.00	(0.06)
Total distributions to shareholders	(0.00) [2]	(0.70)	(0.19)	(0.22)	(0.14)	(0.15)
Net asset value, end of period	$13.33	$13.29	$14.03	$13.15	$12.74	$13.09
Total return[3]	0.33%	(0.45)%	8.22%	5.04%	(1.65)%	0.72%
Ratios to average net assets (annualized)*
Gross expenses	1.57%	1.57%	1.57%	1.58%	1.58%	1.58%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Net investment income (loss)	(0.04)%	0.16%	1.11%	1.75%	1.04%	0.68%
Supplemental data
Portfolio turnover rate[4]	199%	457%	603%	577%	542%	614%
Net assets, end of period (000s omitted)	$10,984	$13,399	$27,971	$34,494	$47,843	$59,049

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%

[1]	Amount is more than $(0.005)
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Core Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.09	$13.83	$12.96	$12.55	$12.90	$12.97
Net investment income	0.04 [1]	0.11 [1]	0.22 [1]	0.28 [1]	0.20 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.04	(0.06)	0.90	0.41	(0.35)	(0.01)
Total from investment operations	0.08	0.05	1.12	0.69	(0.15)	0.14
Distributions to shareholders from
Net investment income	(0.04)	(0.14)	(0.22)	(0.28)	(0.20)	(0.15)
Net realized gains	0.00	(0.65)	(0.03)	0.00	0.00	(0.06)
Total distributions to shareholders	(0.04)	(0.79)	(0.25)	(0.28)	(0.20)	(0.21)
Net asset value, end of period	$13.13	$13.09	$13.83	$12.96	$12.55	$12.90
Total return[2]	0.62%	0.22%	8.80%	5.61%	(1.19)%	1.15%
Ratios to average net assets (annualized)*
Gross expenses	0.95%	0.87%	1.05%	1.07%	1.08%	1.08%
Net expenses	0.92%	0.86%	1.02%	1.03%	1.03%	1.03%
Net investment income	0.57%	0.81%	1.66%	2.25%	1.54%	1.18%
Supplemental data
Portfolio turnover rate[3]	199%	457%	603%	577%	542%	614%
Net assets, end of period (000s omitted)	$1,569	$1,716	$3,241	$8,565	$12,230	$13,826

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.35%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R4	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.09	$13.83	$12.95	$12.55	$12.89	$12.95
Net investment income	0.07	0.16 [1]	0.29 [1]	0.35	0.26 [1]	0.22
Net realized and unrealized gains (losses) on investments	0.04	(0.06)	0.91	0.40	(0.34)	0.00
Total from investment operations	0.11	0.10	1.20	0.75	(0.08)	0.22
Distributions to shareholders from
Net investment income	(0.07)	(0.19)	(0.29)	(0.35)	(0.26)	(0.22)
Net realized gains	0.00	(0.65)	(0.03)	0.00	0.00	(0.06)
Total distributions to shareholders	(0.07)	(0.84)	(0.32)	(0.35)	(0.26)	(0.28)
Net asset value, end of period	$13.13	$13.09	$13.83	$12.95	$12.55	$12.89
Total return[2]	0.83%	0.55%	9.34%	6.07%	(0.61)%	1.74%
Ratios to average net assets (annualized)*
Gross expenses	0.59%	0.59%	0.59%	0.60%	0.60%	0.60%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	0.98%	1.16%	2.19%	2.76%	2.01%	1.70%
Supplemental data
Portfolio turnover rate[3]	199%	457%	603%	577%	542%	614%
Net assets, end of period (000s omitted)	$1,830	$1,780	$4,549	$10,805	$11,680	$43,205

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.35%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Core Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.08	$13.82	$12.95	$12.54	$12.89	$12.95
Net investment income	0.07	0.18 [1]	0.30	0.37	0.28	0.24
Net realized and unrealized gains (losses) on investments	0.05	(0.06)	0.91	0.41	(0.35)	0.00
Total from investment operations	0.12	0.12	1.21	0.78	(0.07)	0.24
Distributions to shareholders from
Net investment income	(0.08)	(0.21)	(0.31)	(0.37)	(0.28)	(0.24)
Net realized gains	0.00	(0.65)	(0.03)	0.00	0.00	(0.06)
Total distributions to shareholders	(0.08)	(0.86)	(0.34)	(0.37)	(0.28)	(0.30)
Net asset value, end of period	$13.12	$13.08	$13.82	$12.95	$12.54	$12.89
Total return[2]	0.90%	0.70%	9.42%	6.31%	(0.54)%	1.90%
Ratios to average net assets (annualized)*
Gross expenses	0.44%	0.44%	0.44%	0.45%	0.45%	0.45%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.13%	1.29%	2.26%	2.92%	2.24%	1.87%
Supplemental data
Portfolio turnover rate[3]	199%	457%	603%	577%	542%	614%
Net assets, end of period (000s omitted)	$1,765,027	$1,978,164	$2,545,332	$2,513,644	$1,360,847	$797,896

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.35%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.09	$13.83	$12.96	$12.56	$12.90	$12.97
Net investment income	0.05	0.13	0.26	0.33 [1]	0.24 [1]	0.21
Net realized and unrealized gains (losses) on investments	0.05	(0.06)	0.90	0.40	(0.34)	(0.02)
Total from investment operations	0.10	0.07	1.16	0.73	(0.10)	0.19
Distributions to shareholders from
Net investment income	(0.06)	(0.16)	(0.26)	(0.33)	(0.24)	(0.20)
Net realized gains	0.00	(0.65)	(0.03)	0.00	0.00	(0.06)
Total distributions to shareholders	(0.06)	(0.81)	(0.29)	(0.33)	(0.24)	(0.26)
Net asset value, end of period	$13.13	$13.09	$13.83	$12.96	$12.56	$12.90
Total return[2]	0.74%	0.37%	9.14%	5.87%	(0.79)%	1.48%
Ratios to average net assets (annualized)*
Gross expenses	0.75%	0.76%	0.76%	0.76%	0.77%	0.77%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.80%	0.95%	1.92%	2.58%	1.86%	1.50%
Supplemental data
Portfolio turnover rate[3]	199%	457%	603%	577%	542%	614%
Net assets, end of period (000s omitted)	$221,573	$214,796	$218,522	$205,825	$269,057	$373,042

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.35%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Core Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.07	$13.82	$12.94	$12.54	$12.88	$12.95
Net investment income	0.07	0.17	0.29	0.36	0.28	0.23
Net realized and unrealized gains (losses) on investments	0.06	(0.07)	0.92	0.40	(0.34)	(0.01)
Total from investment operations	0.13	0.10	1.21	0.76	(0.06)	0.22
Distributions to shareholders from
Net investment income	(0.08)	(0.20)	(0.30)	(0.36)	(0.28)	(0.23)
Net realized gains	0.00	(0.65)	(0.03)	0.00	0.00	(0.06)
Total distributions to shareholders	(0.08)	(0.85)	(0.33)	(0.36)	(0.28)	(0.29)
Net asset value, end of period	$13.12	$13.07	$13.82	$12.94	$12.54	$12.88
Total return[1]	0.96%	0.58%	9.45%	6.18%	(0.51)%	1.77%
Ratios to average net assets (annualized)*
Gross expenses	0.49%	0.49%	0.49%	0.50%	0.50%	0.50%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	1.08%	1.22%	2.21%	2.86%	2.16%	1.82%
Supplemental data
Portfolio turnover rate[2]	199%	457%	603%	577%	542%	614%
Net assets, end of period (000s omitted)	$2,756,520	$2,749,647	$2,365,421	$2,343,238	$3,318,290	$3,166,348

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.35%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%
Year ended May 31, 2017	0.35%

[1]	Returns for periods of less than one year are not annualized.
[2]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Core Bond Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2021, the Fund owned 94.18% of Allspring Core Bond Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2021 are included in this report and should be read in conjunction with the Fund’s financial statements.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement. The Fund’s Board of Trustees approved a new investment management agreement which was submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on August 16, 2021. The new agreement became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

22  |  Allspring Core Bond Fund

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $5,129,390,625 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 0
Gross unrealized losses	(2,177,412)
Net unrealized losses	$(2,177,412)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2021, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation	$5,127,213,213
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment

Allspring Core Bond Fund  |  23

Notes to financial statements (unaudited)
management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R	0.16
Class R4	0.08
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

24  |  Allspring Core Bond Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.78%
Class C	1.53
Class R	1.03
Class R4	0.52
Class R6	0.37
Administrator Class	0.70
Institutional Class	0.42
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2021, Allspring Funds Distributor received $1,005 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$9,601,517,650	$1,749,156,683	$9,466,666,799	$1,729,005,700
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the

Allspring Core Bond Fund  |  25

Notes to financial statements (unaudited)
normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Core Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 26.83%
FHLMC ¤	0.00%	9-15-2029	$10,190,000	$ 8,953,596
FHLMC ¤	0.00	12-14-2029	6,390,000	5,625,225
FHLMC (1 Month LIBOR +0.35%) ±	0.44	12-15-2048	619,557	616,144
FHLMC	1.75	5-15-2043	2,107,894	2,143,204
FHLMC	2.00	12-1-2050	5,739,596	5,767,557
FHLMC	2.50	1-1-2036	14,929,003	15,682,987
FHLMC (12 Month LIBOR +1.64%) ±	2.82	5-1-2049	2,691,273	2,768,131
FHLMC	3.00	12-1-2031	8,480,464	8,941,493
FHLMC	3.00	1-1-2032	1,331,647	1,408,180
FHLMC	3.00	7-1-2033	3,364,115	3,551,264
FHLMC	3.00	10-15-2047	5,956,989	6,112,641
FHLMC	3.00	5-15-2050	4,434,855	4,669,057
FHLMC	4.00	1-1-2035	120,009	130,582
FHLMC	4.00	1-1-2036	226,474	246,911
FHLMC	4.00	10-1-2036	1,196,279	1,300,405
FHLMC	4.00	3-1-2037	180,622	197,795
FHLMC	4.00	3-1-2037	209,910	231,040
FHLMC	4.00	3-1-2037	214,229	231,049
FHLMC	4.00	4-1-2037	1,690,536	1,849,450
FHLMC	4.00	4-1-2037	1,421,123	1,550,820
FHLMC	4.00	8-1-2038	7,229,497	7,781,079
FHLMC	4.00	11-1-2048	6,777,264	7,385,275
FHLMC	4.00	7-1-2049	10,027,372	11,061,857
FHLMC	4.50	6-1-2039	198,106	218,319
FHLMC	4.50	7-1-2039	255,419	287,401
FHLMC	5.00	5-1-2048	5,344,603	6,052,937
FHLMC	5.00	3-1-2049	8,055,112	9,024,774
FHLMC Series 1897 Class K	7.00	9-15-2026	191	209
FHLMC Series 264 Class 30	3.00	7-15-2042	7,269,563	7,537,618
FHLMC Series 4426 Class QC	1.75	7-15-2037	3,777,382	3,830,855
FHLMC Series 4705 Class A	4.50	9-15-2042	536,497	541,797
FHLMC Series 4763 Class CA	3.00	9-15-2038	1,043,008	1,097,506
FHLMC Series 4767 Class KA	3.00	3-15-2048	2,895,238	3,047,336
FHLMC Series 5091 Class AB	1.50	3-25-2051	9,176,821	9,059,728
FHLMC Series 5119 Class AB	1.50	8-25-2049	4,756,693	4,722,574
FNMA ¤	0.00	11-15-2030	18,777,000	16,170,060
FNMA	1.50	1-25-2043	2,654,717	2,638,700
FNMA	1.50	1-25-2043	8,577,150	8,582,288
FNMA	1.70	8-25-2033	10,160,060	10,356,077
FNMA	1.75	5-25-2043	2,971,996	3,015,961
FNMA	1.75	6-25-2046	19,168,168	19,153,863
FNMA	2.00	9-1-2030	1,793,432	1,840,237
FNMA	2.00	5-1-2031	2,721,849	2,792,884
FNMA	2.00	5-1-2031	2,719,050	2,790,012
FNMA %%	2.00	1-16-2036	53,800,000	55,063,039
FNMA %%	2.00	12-16-2036	17,400,000	17,841,117
FNMA	2.00	6-25-2038	10,102,722	10,370,920
FNMA	2.00	4-1-2051	11,188,213	11,242,755
FNMA %%	2.00	12-13-2051	48,200,000	48,237,656
FNMA (12 Month LIBOR +1.58%) ±	2.34	6-1-2045	2,228,251	2,312,392
FNMA	2.50	2-1-2036	10,906,574	11,488,668
FNMA	2.50	3-1-2036	8,760,858	9,236,988
FNMA	2.50	3-1-2036	14,133,381	14,887,883
FNMA	2.50	4-1-2036	3,055,554	3,221,560
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  27

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.50%	5-1-2036	$10,467,341	$ 11,036,230
FNMA	2.50	5-1-2036	10,788,585	11,374,813
FNMA	2.50	11-25-2044	1,867,668	1,912,368
FNMA %%	2.50	2-11-2051	151,700,000	154,775,481
FNMA %%	2.50	12-13-2051	165,400,000	169,560,845
FNMA %%	2.50	1-13-2052	48,800,000	49,905,625
FNMA (12 Month LIBOR +1.59%) ±	2.70	1-1-2046	6,576,910	6,827,317
FNMA	3.00	1-1-2043	5,690,750	6,039,109
FNMA	3.00	5-25-2048	6,945,276	7,286,574
FNMA	3.00	7-25-2049	2,616,320	2,699,131
FNMA %%	3.00	2-14-2052	16,000,000	16,571,076
FNMA	3.00	12-1-2054	24,147,118	25,573,127
FNMA	3.00	2-1-2055	2,371,958	2,496,552
FNMA	3.00	7-1-2060	31,903,510	33,985,757
FNMA	3.00	7-1-2060	24,264,627	25,648,346
FNMA	4.00	9-1-2033	1,977,725	2,103,621
FNMA	4.00	12-1-2036	233,584	254,908
FNMA	4.00	10-1-2037	1,408,911	1,520,399
FNMA	4.00	9-1-2045	784,758	868,514
FNMA	4.00	1-1-2046	5,464,579	6,071,735
FNMA	4.00	2-1-2047	2,797,830	3,063,791
FNMA	4.00	4-1-2047	630,450	694,709
FNMA	4.00	4-1-2047	515,258	571,090
FNMA	4.00	4-1-2047	357,523	383,106
FNMA	4.00	10-1-2047	597,077	662,044
FNMA	4.00	10-1-2047	510,760	562,012
FNMA	4.00	7-1-2048	17,583,829	19,249,267
FNMA	4.00	9-1-2048	3,643,066	3,960,132
FNMA	4.00	10-1-2048	3,050,956	3,326,689
FNMA	4.00	11-1-2048	3,354,954	3,665,211
FNMA	4.00	12-1-2048	2,893,973	3,211,854
FNMA	4.00	2-1-2049	3,235,202	3,547,888
FNMA	4.00	5-1-2049	373,623	405,129
FNMA	4.00	5-1-2049	2,505,981	2,764,255
FNMA	4.00	12-1-2049	2,797,986	3,063,293
FNMA	4.00	8-1-2059	3,308,612	3,697,742
FNMA	4.50	5-1-2034	936,588	1,030,866
FNMA	4.50	6-1-2041	203,633	227,473
FNMA	4.50	3-1-2043	2,627,262	2,932,640
FNMA	4.50	10-1-2045	4,037,123	4,506,685
FNMA	4.50	2-1-2046	93,450	103,539
FNMA	4.50	7-1-2048	4,529,158	5,040,979
FNMA	4.50	8-1-2048	5,884,182	6,540,395
FNMA	4.50	10-1-2048	5,293,655	5,850,040
FNMA	4.50	11-1-2048	1,949,010	2,189,231
FNMA	4.50	1-1-2049	9,832,851	10,911,278
FNMA	4.50	2-1-2049	5,364,842	5,931,445
FNMA	4.50	6-1-2049	4,178,791	4,640,225
FNMA	4.50	7-1-2049	4,325,441	4,805,463
FNMA	4.50	8-1-2049	4,040,222	4,470,917
FNMA	4.50	4-1-2050	2,961,728	3,334,690
FNMA	5.00	7-1-2044	264,878	294,496
FNMA	5.00	10-1-2048	73,566	83,287
FNMA	5.00	12-1-2048	2,932,578	3,265,859
FNMA	5.00	6-1-2049	21,793,142	24,416,816
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	5.00%	8-1-2049	$28,962,408	$ 32,834,094
FNMA	5.00	8-1-2049	13,752,926	15,488,321
FNMA	5.00	11-1-2049	4,184,519	4,649,873
FNMA	5.50	12-1-2048	3,585,196	4,119,405
FNMA	5.50	6-1-2049	9,831,120	11,311,736
FNMA	6.00	4-1-2022	165	183
FNMA	6.00	2-1-2029	1,623	1,807
FNMA	6.00	3-1-2033	21,012	24,129
FNMA	6.00	11-1-2033	6,936	8,046
FNMA	2.50	12-1-2035	15,326,330	16,158,629
FNMA	2.50	6-1-2036	9,803,675	10,336,323
FNMA Series 2017-13 Class PA	3.00	8-25-2046	3,173,335	3,291,729
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	1,760,000	1,871,860
FNMA Series 2018-14 Class KC	3.00	3-25-2048	3,400,706	3,576,942
FNMA Series 2018-15 Class AB	3.00	3-25-2048	1,277,579	1,343,202
FNMA Series 2018-8 Class KL	2.50	3-25-2047	3,435,272	3,529,318
FNMA Series 2019-15 Class AB	3.50	5-25-2053	7,471,551	8,030,939
FNMA Series 2020-48 Class AB	2.00	7-25-2050	5,078,938	5,161,914
FNMA Series 2020-48 Class DA	2.00	7-25-2050	11,869,646	11,919,143
FNMA Series 2021-27 Class EC	1.50	5-25-2051	13,566,722	13,460,952
FNMA Series 2021-78 Class ND	1.50	11-25-2051	7,422,826	7,445,170
FNMA Series 414 Class A35	3.50	10-25-2042	6,727,788	7,236,429
GNMA	2.50	9-20-2051	32,239,126	33,162,520
GNMA	3.00	10-20-2051	36,257,450	37,745,891
GNMA	3.50	1-20-2048	3,294,371	3,520,531
GNMA	3.50	3-20-2049	2,274,045	2,412,162
GNMA	4.00	6-20-2047	23,567,314	25,157,716
GNMA	4.00	3-20-2048	753,019	808,779
GNMA	4.00	4-20-2048	1,169,956	1,252,830
GNMA	4.00	4-20-2048	1,001,788	1,081,828
GNMA	4.00	4-20-2048	908,364	984,533
GNMA	4.00	5-20-2049	1,396,650	1,488,030
GNMA	4.00	6-20-2049	3,136,784	3,334,460
GNMA	4.00	7-20-2049	3,237,929	3,492,790
GNMA	4.50	8-15-2047	530,234	594,250
GNMA	4.50	6-20-2048	4,044,370	4,310,817
GNMA	4.50	2-20-2049	4,352,885	4,821,098
GNMA	4.50	3-20-2049	361,905	390,845
GNMA	4.50	4-20-2049	473,183	505,769
GNMA	4.50	5-20-2049	971,417	1,038,736
GNMA	4.50	5-20-2049	589,595	630,117
GNMA	5.00	12-20-2039	132,388	147,480
GNMA	5.00	3-20-2048	7,112,242	7,808,683
GNMA	5.00	5-20-2048	3,304,124	3,573,719
GNMA	5.00	6-20-2048	12,454,850	13,441,573
GNMA	5.00	7-20-2048	2,200,250	2,377,850
GNMA	5.00	8-20-2048	3,494,168	3,782,650
GNMA	5.00	12-20-2048	3,482,526	3,749,855
GNMA	5.00	1-20-2049	663,598	712,191
GNMA	5.00	1-20-2049	3,485,138	3,802,129
GNMA	5.00	2-20-2049	483,664	533,333
GNMA	5.00	3-20-2049	955,765	1,051,234
GNMA	2.50	7-20-2051	32,770,585	33,709,201
GNMA Series 2012-141 Class WA ±±	4.53	11-16-2041	999,655	1,101,590
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	3,693,983	3,780,589
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  29

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series 2018-11 Class PC	2.75%	12-20-2047	$4,197,881	$ 4,281,997
GNMA Series 2019-132 Class NA	3.50	9-20-2049	3,643,368	3,829,004
GNMA Series 2021-23 Class MG	1.50	2-20-2051	9,719,214	9,608,950
Total Agency securities (Cost $1,448,541,174)				1,460,611,794
Asset-backed securities: 8.00%
American Express Credit Account Master Trust Series 2021-1 Class A	0.90	11-16-2026	17,380,000	17,296,164
AmeriCredit Automobile Receivables Series 2020-2 Class A2	0.60	12-18-2023	1,545,261	1,545,937
Avis Budget Rental Car Funding LLC Series 2019-3A Class A1 144A	2.36	3-20-2026	3,825,000	3,928,256
Avis Budget Rental Car Funding LLC Series 2020-1A Class A 144A	2.33	8-20-2026	1,721,000	1,773,160
Avis Budget Rental Car Funding LLC Series 2021 2A Class A 144A	1.66	2-20-2028	7,680,000	7,649,997
Blackstone Secured Lending Fund 144A	2.85	9-30-2028	4,403,000	4,269,921
Captial One Multi-Asset Execution Trust Series 2021-A2 Class A2	1.39	7-15-2030	9,776,000	9,638,287
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	1.74	11-26-2046	2,097,912	2,121,740
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	1,654,796	1,720,477
College Avenue Student Loan Trust Series 2019- A Class A2 144A	3.28	12-28-2048	2,725,993	2,795,942
College Avenue Student Loan Trust Series 2021-A Class-A2 144A	1.60	7-25-2051	3,784,522	3,718,184
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	3,524,000	3,722,043
Hertz Vehicle Financing LLC Series 2021-2A Class A 144A	1.68	12-27-2027	6,693,000	6,673,309
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,958,831
Mercedes Benz Auto Receivables Series 2021-1 Class A3	0.46	6-15-2026	4,523,000	4,479,352
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	1.69	10-15-2031	2,622,000	2,665,341
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	2.24	12-15-2045	1,493,457	1,532,402
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	600,350	609,929
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	4,273,489	4,472,579
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	5,554,014	5,666,614
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	6,718,960	6,928,274
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	4,449,209	4,548,590
Navient Student Loan Trust Series 2019-D Class A2A 144A	3.01	12-15-2059	8,329,888	8,597,376
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	5,121,173	5,217,397
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	2,530,325	2,571,523
Navient Student Loan Trust Series 2020-BA ClassA2 144A	2.12	1-15-2069	3,341,420	3,382,152
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17%	9-16-2069	$5,786,373	$ 5,766,653
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	3,028,985	3,019,714
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	11,207,741	11,076,852
Navient Student Loan Trust Series 2021 Class A 144A	0.97	12-16-2069	12,637,555	12,459,200
Navient Student Loan Trust Series 2021-3A Class A1A 144A	1.77	8-25-2070	6,785,000	6,735,994
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	1,337,846	1,321,606
Navient Student Loan Trust Series 2021-BA Class A 144A	0.94	7-15-2069	1,863,876	1,848,411
Navient Student Loan Trust Series 2021-CA Class A 144A	1.06	10-15-2069	7,712,481	7,629,823
Navient Student Loan Trust Series 2021-FA Class A 144A	1.11	2-18-2070	13,970,326	13,776,719
Navient Student Loan Trust Series 2021-GA Class A 144A	1.58	4-15-2070	6,023,000	6,013,240
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	0.28	1-25-2037	4,018,026	3,961,897
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	0.30	10-27-2036	1,985,650	1,957,614
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	0.23	10-25-2033	16,077,111	15,870,933
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	0.23	3-23-2037	15,799,914	15,558,335
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	0.25	12-24-2035	11,898,435	11,772,252
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	0.31	3-22-2032	2,918,708	2,835,351
Santander Drive Auto Receivables Trust Series 2020-1 Class A3	2.03	2-15-2024	383,552	383,788
Santander Drive Auto Receivables Trust Series 2020-3 Class A3	0.52	7-15-2024	1,703,510	1,704,047
Santander Drive Auto Receivables Trust Series 2020-4 Class A3	0.48	7-15-2024	2,726,237	2,726,902
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A±	0.87	12-15-2032	2,868,148	2,833,295
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	0.79	12-17-2068	8,967,000	8,968,245
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	0.18	7-25-2022	14,681,678	14,252,985
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	0.49	3-25-2025	1,330,359	1,308,688
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	1.04	9-25-2028	9,936,137	9,847,178
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	0.79	1-25-2029	8,366,299	8,229,873
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	0.84	5-26-2026	2,213,352	2,173,567
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	73,939	74,280
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	4,372,169	4,441,051
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	2,162,458	2,196,517
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  31

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	1.54%	2-17-2032	$1,685,722	$ 1,706,029
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	1.19	9-15-2034	1,923,249	1,932,270
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	2,762,794	2,875,385
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	10,300,353	10,603,774
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	6,597,860	6,542,611
SMB Private Education Loan Trust Series 2020-PTA Class A2A 144A	1.60	9-15-2054	6,321,174	6,305,307
SMB Private Education Loan Trust Series 2020-PTB Class A2A 144A	1.60	9-15-2054	19,110,522	18,895,198
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	19,780,374	19,252,740
SMB Private Education Loan Trust Series 2021-B Class A 144A	1.31	7-17-2051	8,250,452	8,221,564
SMB Private Education Loan Trust Series 2021-D Class A1A 144A	1.34	3-17-2053	12,179,118	12,019,423
SMB Private Education Loan Trust Series 2021-E Class A1A 144A	1.68	2-15-2051	8,559,000	8,510,171
SMB Private Education Loan Trust Series 2053 Class 1 (1 Month LIBOR +0.80%) 144A±	0.89	1-15-2053	6,986,000	6,976,663
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	861,899	866,209
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	0.94	7-25-2039	171,525	171,711
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	0.79	3-26-2040	230,158	230,389
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	209,207	212,629
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) 144A±	0.59	11-26-2040	80,406	80,427
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	770,703	780,341
SoFi Professional Loan Program LLC Series 2018-A Class A2B 144A	2.95	2-25-2042	1,422,065	1,444,449
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	3,302,151	3,364,454
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	2,801,284	2,826,627
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	2,325,512	2,296,863
SoFi Professional Loan Program LLC Series 2021-B Class AFX 144A	1.14	2-15-2047	5,108,777	5,056,399
Toyota Auto Loan Extended Note Series 2021-1A Class A 144A	1.07	2-27-2034	7,837,000	7,717,233
Toyota Auto Receivables Owner Trust Series 2021-D Class A4	1.02	3-15-2027	3,197,000	3,176,728
Triton Container Finance LLC Series 2020-1A Class A 144A	2.11	9-20-2045	2,265,596	2,249,084
Total Asset-backed securities (Cost $436,765,289)				435,543,465
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 24.97%
Communication services: 2.42%
Diversified telecommunication services: 1.60%
AT&T Incorporated	2.25%	2-1-2032	$1,392,000	$ 1,343,252
AT&T Incorporated	3.10	2-1-2043	856,000	826,069
AT&T Incorporated	3.50	6-1-2041	1,807,000	1,856,518
AT&T Incorporated	3.50	9-15-2053	7,253,000	7,326,374
AT&T Incorporated	3.55	9-15-2055	1,772,000	1,781,279
AT&T Incorporated	3.65	6-1-2051	1,357,000	1,408,940
AT&T Incorporated	3.65	9-15-2059	3,562,000	3,605,568
AT&T Incorporated	3.80	12-1-2057	3,242,000	3,385,686
T-Mobile USA Incorporated	2.25	2-15-2026	3,916,000	3,868,891
T-Mobile USA Incorporated 144A	2.25	2-15-2026	17,360,000	17,151,159
T-Mobile USA Incorporated	2.88	2-15-2031	1,150,000	1,112,637
T-Mobile USA Incorporated 144A	3.38	4-15-2029	8,464,000	8,516,900
T-Mobile USA Incorporated 144A	3.50	4-15-2031	6,242,000	6,344,119
Verizon Communications Incorporated	2.55	3-21-2031	1,617,000	1,634,347
Verizon Communications Incorporated	2.65	11-20-2040	7,106,000	6,784,311
Verizon Communications Incorporated	2.88	11-20-2050	1,366,000	1,330,830
Verizon Communications Incorporated	3.40	3-22-2041	3,415,000	3,629,939
Verizon Communications Incorporated	3.55	3-22-2051	3,968,000	4,350,943
Verizon Communications Incorporated	3.70	3-22-2061	2,481,000	2,740,736
Verizon Communications Incorporated	4.33	9-21-2028	1,176,000	1,339,428
Verizon Communications Incorporated	1.68	10-30-2030	3,398,000	3,207,040
Verizon Communications Incorporated 144A	2.36	3-15-2032	3,380,000	3,345,512
				86,890,478
Entertainment: 0.13%
Netflix Incorporated 144A	3.63	6-15-2025	3,017,000	3,182,935
Netflix Incorporated	5.88	11-15-2028	3,242,000	3,880,285
				7,063,220
Media: 0.69%
Charter Communications Operating LLC	2.25	1-15-2029	8,181,000	7,928,967
Charter Communications Operating LLC	3.50	6-1-2041	3,694,000	3,617,388
Charter Communications Operating LLC	3.50	3-1-2042	4,119,000	3,985,413
Charter Communications Operating LLC	3.90	6-1-2052	3,579,000	3,616,188
Charter Communications Operating LLC	4.40	12-1-2061	2,604,000	2,713,947
Charter Communications Operating LLC	4.46	7-23-2022	1,617,000	1,645,566
Charter Communications Operating LLC	4.80	3-1-2050	3,320,000	3,739,632
Comcast Corporation	1.50	2-15-2031	4,392,000	4,129,177
Comcast Corporation	3.75	4-1-2040	2,066,000	2,327,671
Discovery Communications LLC	4.00	9-15-2055	746,000	798,639
ViacomCBS Incorporated	4.95	1-15-2031	942,000	1,117,667
ViacomCBS Incorporated	4.95	5-19-2050	1,643,000	2,075,150
				37,695,405
Consumer discretionary: 1.70%
Automobiles: 0.16%
Ford Motor Company	3.63	6-17-2031	7,278,000	7,423,560
Ford Motor Company	4.75	1-15-2043	1,402,000	1,500,140
				8,923,700
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  33

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified consumer services: 0.15%
Sodexo Incorporated 144A	1.63%	4-16-2026	$4,630,000	$ 4,598,308
Yale University	0.87	4-15-2025	830,000	827,116
Yale University	1.48	4-15-2030	2,594,000	2,543,239
				7,968,663
Hotels, restaurants & leisure: 0.41%
GLP Capital LP	5.30	1-15-2029	1,712,000	1,953,854
Marriott International Incorporated	2.85	4-15-2031	4,167,000	4,185,166
Marriott International Incorporated	3.50	10-15-2032	2,550,000	2,682,512
Marriott International Incorporated	4.63	6-15-2030	6,027,000	6,783,406
Marriott International Incorporated	5.75	5-1-2025	1,043,000	1,177,142
Starbucks Corporation	1.30	5-7-2022	2,153,000	2,160,666
Starbucks Corporation	3.50	11-15-2050	3,372,000	3,642,359
				22,585,105
Internet & direct marketing retail: 0.59%
Amazon.com Incorporated	1.00	5-12-2026	11,550,000	11,413,026
Amazon.com Incorporated	1.65	5-12-2028	5,204,000	5,179,402
Amazon.com Incorporated	2.10	5-12-2031	8,127,000	8,165,477
Amazon.com Incorporated	2.70	6-3-2060	787,000	766,651
Amazon.com Incorporated	3.10	5-12-2051	4,107,000	4,438,652
Amazon.com Incorporated	3.25	5-12-2061	1,755,000	1,937,484
				31,900,692
Specialty retail: 0.30%
Advance Auto Parts Company	3.90	4-15-2030	6,751,000	7,407,402
AutoNation Incorporated	4.75	6-1-2030	1,701,000	1,967,655
Home Depot Incorporated	2.38	3-15-2051	2,705,000	2,515,177
Home Depot Incorporated	3.13	12-15-2049	3,285,000	3,512,108
Home Depot Incorporated	3.30	4-15-2040	700,000	757,504
				16,159,846
Textiles, apparel & luxury goods: 0.09%
Tapestry Incorporated %%	3.05	3-15-2032	4,706,000	4,756,728
Consumer staples: 0.91%
Beverages: 0.50%
Anheuser-Busch InBev Worldwide Incorporated	3.50	6-1-2030	1,694,000	1,852,565
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	1,548,000	1,692,650
Anheuser-Busch InBev Worldwide Incorporated	4.38	4-15-2038	5,032,000	5,860,858
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	4,790,000	5,759,975
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	4,297,000	5,454,891
Molson Coors Beverage Company	4.20	7-15-2046	5,879,000	6,510,572
				27,131,511
Food & staples retailing: 0.03%
Walmart Incorporated	2.50	9-22-2041	1,357,000	1,389,763
Personal products: 0.09%
Estee Lauder Incorporated	1.95	3-15-2031	5,092,000	5,083,406
Tobacco: 0.29%
Altria Group Incorporated	2.35	5-6-2025	736,000	756,378
Altria Group Incorporated	2.45	2-4-2032	1,997,000	1,879,932
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
Altria Group Incorporated	3.40%	2-4-2041	$3,994,000	$ 3,696,088
BAT Capital Corporation	2.26	3-25-2028	908,000	887,033
BAT Capital Corporation	2.73	3-25-2031	7,928,000	7,668,013
BAT Capital Corporation	4.39	8-15-2037	899,000	954,603
				15,842,047
Energy: 0.82%
Oil, gas & consumable fuels: 0.82%
BP Capital Markets America Incorporated	2.77	11-10-2050	2,550,000	2,408,357
BP Capital Markets America Incorporated	3.38	2-8-2061	3,960,000	4,088,655
Devon Energy Corporation	4.75	5-15-2042	890,000	1,017,964
Devon Energy Corporation	5.00	6-15-2045	3,130,000	3,773,341
Diamondback Energy Incorporated	4.40	3-24-2051	1,444,000	1,637,588
Enable Midstream Partners	4.15	9-15-2029	1,988,000	2,140,857
Enable Midstream Partners	4.40	3-15-2027	3,354,000	3,625,458
Enable Midstream Partners	4.95	5-15-2028	5,689,000	6,338,968
Enable Midstream Partners	5.00	5-15-2044	752,000	811,700
Energy Transfer Operating Partners LP	5.15	3-15-2045	1,712,000	1,953,062
Energy Transfer Operating Partners LP	5.30	4-15-2047	4,461,000	5,156,551
Energy Transfer Operating Partners LP	6.00	6-15-2048	692,000	868,616
Energy Transfer Operating Partners LP	6.05	6-1-2041	788,000	966,087
Energy Transfer Operating Partners LP	6.10	2-15-2042	882,000	1,088,032
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,513,000	1,898,332
Marathon Oil Corporation	5.20	6-1-2045	1,089,000	1,286,380
Pioneer Natural Resource	1.90	8-15-2030	4,539,000	4,298,501
Sunoco Logistics Partner LP	5.35	5-15-2045	1,297,000	1,505,752
				44,864,201
Financials: 8.71%
Banks: 2.89%
Bank of America Corporation (U.S. SOFR +0.41%) ±	0.52	6-14-2024	4,637,000	4,602,203
Bank of America Corporation (U.S. SOFR +1.01%) ±	1.20	10-24-2026	3,805,000	3,725,573
Bank of America Corporation (U.S. SOFR +1.15%) ±	1.32	6-19-2026	7,642,000	7,569,096
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	17,083,000	16,952,385
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	18,245,000	18,080,179
Bank of America Corporation (U.S. SOFR +1.53%) ±	1.90	7-23-2031	3,363,000	3,215,945
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	2,836,000	2,706,670
Bank of America Corporation (3 Month LIBOR +0.99%) ±	2.50	2-13-2031	4,764,000	4,772,295
Bank of America Corporation (U.S. SOFR +2.15%) ±	2.59	4-29-2031	5,473,000	5,518,373
Bank of America Corporation (U.S. SOFR +1.32%) ±	2.69	4-22-2032	16,711,000	16,922,098
Bank of America Corporation (3 Month LIBOR +0.79%) ±	3.00	12-20-2023	6,735,000	6,886,739
Bank of America Corporation (U.S. SOFR +1.65%) ±	3.48	3-13-2052	1,677,000	1,870,494
Bank of America Corporation	3.50	4-19-2026	866,000	932,574
Bank of America Corporation (3 Month LIBOR +1.06%) ±	3.56	4-23-2027	4,184,000	4,464,746
Bank of America Corporation (U.S. SOFR +1.21%) ±	2.57	10-20-2032	2,818,000	2,830,101
JPMorgan Chase & Company (U.S. SOFR +0.70%) ±	1.04	2-4-2027	16,962,000	16,460,234
JPMorgan Chase & Company (U.S. SOFR +0.80%) ±	1.05	11-19-2026	9,458,000	9,196,270
JPMorgan Chase & Company (U.S. SOFR +0.77%) ±	1.47	9-22-2027	10,130,000	9,936,099
JPMorgan Chase & Company (U.S. SOFR +1.02%) ±	2.07	6-1-2029	8,455,000	8,351,501
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  35

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
JPMorgan Chase & Company (U.S. SOFR +1.85%) ±	2.08%	4-22-2026	$7,418,000	$ 7,544,573
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	5,196,000	5,207,590
				157,745,738
Capital markets: 4.07%
Ares Capital Corporation	3.20	11-15-2031	5,265,000	5,153,384
Athene Global Funding 144A	1.73	10-2-2026	5,083,000	4,986,993
Athene Global Funding 144A	1.99	8-19-2028	4,236,000	4,108,447
Athene Global Funding 144A	2.50	3-24-2028	5,931,000	5,986,199
Athene Global Funding 144A	2.65	10-4-2031	5,594,000	5,560,990
Bain Capital Specialty Finance	2.55	10-13-2026	3,470,000	3,376,722
Blackstone Private Equity Funds 144A	2.35	11-22-2024	4,349,000	4,349,884
Blackstone Private Equity Funds 144A	2.63	12-15-2026	15,562,000	15,127,684
Blackstone Private Equity Funds 144A	3.25	3-15-2027	6,088,000	6,085,381
Blue Owl Finance LLC 144A	4.13	10-7-2051	728,000	750,717
CNO Global Funding 144A	1.75	10-7-2026	5,324,000	5,276,672
Credit Suisse Group AG	1.25	8-7-2026	11,017,000	10,746,019
F&G Global Funding 144A	2.00	9-20-2028	6,752,000	6,586,550
FS KKR Capital Corporation	3.13	10-12-2028	921,000	906,914
GA Global Funding Trust 144A	0.80	9-13-2024	5,923,000	5,833,871
GA Global Funding Trust 144A	1.95	9-15-2028	7,924,000	7,770,916
GE Capital Funding LLC	3.45	5-15-2025	1,960,000	2,091,260
GE Capital Funding LLC	4.40	5-15-2030	2,988,000	3,550,228
Goldman Sachs Group Incorporated (U.S. SOFR +0.51%) ±	0.66	9-10-2024	8,490,000	8,424,318
Goldman Sachs Group Incorporated (U.S. SOFR +0.49%) ±	0.93	10-21-2024	16,988,000	16,925,309
Goldman Sachs Group Incorporated (U.S. SOFR +1.26%) ±	2.65	10-21-2032	2,931,000	2,937,846
Golub Capital LLC	2.50	8-24-2026	3,851,000	3,794,338
Morgan Stanley (U.S. SOFR +0.51%) ±	0.79	1-22-2025	20,974,000	20,744,174
Morgan Stanley (U.S. SOFR +0.53%) ±	0.79	5-30-2025	17,680,000	17,409,645
Morgan Stanley (U.S. SOFR +0.75%) ±	0.86	10-21-2025	6,112,000	6,011,025
Morgan Stanley (U.S. SOFR +0.72%) ±	0.99	12-10-2026	8,628,000	8,344,521
Morgan Stanley (U.S. SOFR +1.18%) ±	2.24	7-21-2032	5,032,000	4,931,156
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	12,743,000	12,641,594
Morgan Stanley (U.S. SOFR +0.86%) ±	1.51	7-20-2027	6,596,000	6,469,802
Owl Rock Capital Corporation	2.88	6-11-2028	1,772,000	1,731,263
Owl Rock Capital Corporation 144A	3.13	4-13-2027	5,775,000	5,659,179
Owl Rock Capital Corporation	3.40	7-15-2026	7,274,000	7,397,596
				221,670,597
Consumer finance: 1.16%
American Express Company	1.65	11-4-2026	4,451,000	4,442,988
Bunge Limited Finance Corporation	1.63	8-17-2025	2,948,000	2,949,063
Bunge Limited Finance Corporation	2.75	5-14-2031	6,311,000	6,372,090
Bunge Limited Finance Corporation	3.75	9-25-2027	8,568,000	9,331,961
Ford Motor Credit Company LLC	2.70	8-10-2026	7,654,000	7,598,509
Ford Motor Credit Company LLC	4.00	11-13-2030	2,630,000	2,758,213
Ford Motor Credit Company LLC	4.06	11-1-2024	1,368,000	1,426,824
Hyundai Capital America Company 144A	0.80	1-8-2024	4,507,000	4,469,745
Hyundai Capital America Company 144A	1.25	9-18-2023	2,637,000	2,641,515
Hyundai Capital America Company 144A	1.30	1-8-2026	5,265,000	5,124,205
Hyundai Capital America Company 144A	1.80	10-15-2025	4,219,000	4,212,970
Hyundai Capital America Company 144A	2.00	6-15-2028	2,559,000	2,478,581
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
John Deere Capital Corporation	0.55%	7-5-2022	$5,187,000	$ 5,196,724
John Deere Capital Corporation	1.20	4-6-2023	3,994,000	4,025,748
				63,029,136
Diversified financial services: 0.16%
Jackson Financial Incorporated 144A	3.13	11-23-2031	4,326,000	4,337,659
Jackson Financial Incorporated 144A	4.00	11-23-2051	2,187,000	2,186,847
The Blackstone Group 144A	2.85	8-5-2051	2,189,000	2,155,180
				8,679,686
Insurance: 0.43%
Alleghany Corporation	3.25	8-15-2051	2,559,000	2,616,426
American International Group Incorporated	3.40	6-30-2030	1,657,000	1,787,865
American International Group Incorporated	4.38	6-30-2050	910,000	1,147,966
Brighthouse Financial Incorporated	3.85	12-22-2051	1,681,000	1,645,688
Pricoa Global Funding 1 Company 144A	1.20	9-1-2026	7,746,000	7,616,812
SBL Holdings Incorporated 144A	5.00	2-18-2031	5,870,000	6,159,558
Stewart Information Services Corporation	3.60	11-15-2031	2,286,000	2,323,765
				23,298,080
Health care: 2.26%
Biotechnology: 0.62%
AbbVie Incorporated	2.30	11-21-2022	5,282,000	5,361,640
AbbVie Incorporated	4.05	11-21-2039	1,962,000	2,245,237
AbbVie Incorporated	4.25	11-21-2049	2,689,000	3,234,217
AbbVie Incorporated	4.30	5-14-2036	1,228,000	1,430,441
AbbVie Incorporated	4.45	5-14-2046	1,245,000	1,511,355
Amgen Incorporated	1.65	8-15-2028	6,813,000	6,618,846
Amgen Incorporated	3.00	1-15-2052	1,876,000	1,831,844
Gilead Sciences Incorporated	2.60	10-1-2040	2,931,000	2,800,892
Gilead Sciences Incorporated	2.80	10-1-2050	1,941,000	1,885,633
Gilead Sciences Incorporated	4.00	9-1-2036	1,513,000	1,731,242
Regeneron Pharmaceutical Incorporated	1.75	9-15-2030	5,619,000	5,268,539
				33,919,886
Health care equipment & supplies: 0.04%
Danaher Corporation	2.60	10-1-2050	2,016,000	1,964,258
Health care providers & services: 1.03%
Centene Corporation	2.45	7-15-2028	9,216,000	9,043,200
Centene Corporation	2.50	3-1-2031	561,000	537,536
Centene Corporation	3.00	10-15-2030	1,859,000	1,856,021
CVS Health Corporation	2.70	8-21-2040	2,671,000	2,556,723
CVS Health Corporation	3.00	8-15-2026	1,824,000	1,922,963
CVS Health Corporation	3.70	3-9-2023	621,000	642,224
CVS Health Corporation	4.30	3-25-2028	1,323,000	1,489,660
CVS Health Corporation	4.78	3-25-2038	2,663,000	3,244,753
CVS Health Corporation	5.05	3-25-2048	2,958,000	3,908,509
HCA Incorporated	3.50	9-1-2030	2,397,000	2,495,217
HCA Incorporated	5.38	2-1-2025	12,207,000	13,313,259
HCA Incorporated	5.88	2-1-2029	1,532,000	1,798,185
Humana Incorporated	1.35	2-3-2027	3,104,000	3,008,957
UnitedHealth Group Incorporated	2.30	5-15-2031	1,885,000	1,908,837
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  37

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
UnitedHealth Group Incorporated	2.75%	5-15-2040	$1,297,000	$ 1,306,401
UnitedHealth Group Incorporated	2.90	5-15-2050	3,009,000	3,077,037
UnitedHealth Group Incorporated	3.05	5-15-2041	882,000	919,319
UnitedHealth Group Incorporated	3.25	5-15-2051	2,844,000	3,092,587
				56,121,388
Life sciences tools & services: 0.26%
Thermo Fisher Scientific Incorporated	1.22	10-18-2024	6,795,000	6,795,865
Thermo Fisher Scientific Incorporated	1.75	10-15-2028	3,216,000	3,161,880
Thermo Fisher Scientific Incorporated	2.00	10-15-2031	2,862,000	2,803,017
Thermo Fisher Scientific Incorporated	2.80	10-15-2041	1,357,000	1,369,565
				14,130,327
Pharmaceuticals: 0.31%
Astrazeneca Finance LLC	1.75	5-28-2028	5,974,000	5,926,561
Bristol-Myers Squibb Company	2.55	11-13-2050	3,563,000	3,392,150
Pfizer Incorporated	2.55	5-28-2040	5,887,000	5,863,340
Pfizer Incorporated	2.80	3-11-2022	1,625,000	1,635,704
				16,817,755
Industrials: 1.30%
Aerospace & defense: 0.70%
Howmet Aerospace Incorporated	3.00	1-15-2029	5,006,000	4,805,760
Northrop Grumman Corporation	3.25	8-1-2023	4,945,000	5,139,771
Northrop Grumman Corporation	3.25	1-15-2028	3,052,000	3,256,361
The Boeing Company	2.20	2-4-2026	6,415,000	6,401,789
The Boeing Company	3.25	2-1-2028	3,631,000	3,770,255
The Boeing Company	3.25	2-1-2035	2,075,000	2,070,214
The Boeing Company	3.63	2-1-2031	3,648,000	3,875,351
The Boeing Company	3.75	2-1-2050	3,709,000	3,845,991
The Boeing Company	5.15	5-1-2030	1,694,000	1,965,027
The Boeing Company	5.71	5-1-2040	1,031,000	1,316,791
The Boeing Company	5.81	5-1-2050	1,141,000	1,538,992
				37,986,302
Airlines: 0.33%
Delta Air Lines Incorporated 144A	4.50	10-20-2025	6,873,000	7,205,096
Delta Air Lines Incorporated 144A	4.75	10-20-2028	9,977,000	10,932,138
				18,137,234
Construction & engineering: 0.07%
Quanta Services Incorporated	0.95	10-1-2024	4,107,000	4,064,360
Road & rail: 0.11%
Union Pacific Corporation	2.15	2-5-2027	2,680,000	2,741,814
Union Pacific Corporation	2.40	2-5-2030	3,320,000	3,400,355
				6,142,169
Transportation infrastructure: 0.09%
Burlington Northern Santa Fe LLC %%	2.88	6-15-2052	1,673,000	1,693,576
Crowley Conro LLC	4.18	8-15-2043	2,551,075	2,983,052
				4,676,628
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 2.66%
Electronic equipment, instruments & components: 0.11%
Dell International LLC	4.90%	10-1-2026	$866,000	$ 978,139
Dell International LLC	6.10	7-15-2027	1,720,000	2,071,460
Dell International LLC	8.35	7-15-2046	1,816,000	3,032,615
				6,082,214
IT services: 0.20%
Global Payments Incorporated	1.50	11-15-2024	2,523,000	2,518,798
Global Payments Incorporated	2.15	1-15-2027	5,043,000	5,042,039
Global Payments Incorporated	2.90	11-15-2031	3,361,000	3,401,250
				10,962,087
Semiconductors & semiconductor equipment: 0.90%
Analog Devices Incorporated	1.70	10-1-2028	2,542,000	2,539,494
Analog Devices Incorporated	2.10	10-1-2031	3,380,000	3,385,715
Broadcom Incorporated 144A	2.45	2-15-2031	2,957,000	2,845,859
Broadcom Incorporated	3.15	11-15-2025	2,213,000	2,320,293
Broadcom Incorporated 144A	3.42	4-15-2033	9,060,000	9,336,139
Broadcom Incorporated 144A	3.47	4-15-2034	4,366,000	4,498,827
Broadcom Incorporated	3.88	1-15-2027	1,280,000	1,378,384
Broadcom Incorporated	4.15	11-15-2030	3,009,000	3,287,957
Intel Corporation	1.60	8-12-2028	4,262,000	4,200,238
Intel Corporation	2.00	8-12-2031	6,648,000	6,568,027
Intel Corporation	2.80	8-12-2041	2,723,000	2,740,923
Intel Corporation	3.20	8-12-2061	1,377,000	1,429,039
KLA Corporation	3.30	3-1-2050	2,300,000	2,492,869
Texas Instruments Incorporated	1.13	9-15-2026	1,694,000	1,675,279
				48,699,043
Software: 0.77%
Oracle Corporation	2.30	3-25-2028	1,841,000	1,851,232
Oracle Corporation	2.80	4-1-2027	5,170,000	5,356,480
Oracle Corporation	2.88	3-25-2031	1,262,000	1,291,595
Oracle Corporation	3.65	3-25-2041	1,755,000	1,825,823
Oracle Corporation	3.95	3-25-2051	2,429,000	2,617,350
VMware Incorporated	0.60	8-15-2023	8,395,000	8,345,368
VMware Incorporated	1.00	8-15-2024	5,879,000	5,837,151
VMware Incorporated	1.40	8-15-2026	6,717,000	6,563,767
VMware Incorporated	1.80	8-15-2028	3,692,000	3,596,620
VMware Incorporated	3.90	8-21-2027	683,000	744,200
VMware Incorporated	4.70	5-15-2030	3,398,000	3,943,082
				41,972,668
Technology hardware, storage & peripherals: 0.68%
Apple Incorporated	1.40	8-5-2028	6,769,000	6,612,851
Apple Incorporated	1.70	8-5-2031	5,075,000	4,941,310
Apple Incorporated	2.38	2-8-2041	1,379,000	1,350,834
Apple Incorporated	2.55	8-20-2060	3,968,000	3,770,139
Apple Incorporated	2.65	5-11-2050	4,176,000	4,129,374
Apple Incorporated	2.65	2-8-2051	4,236,000	4,196,247
Apple Incorporated	2.70	8-5-2051	3,052,000	3,052,101
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  39

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology hardware, storage & peripherals (continued)
Apple Incorporated	2.85%	8-5-2061	$3,376,000	$ 3,401,005
HP Incorporated	2.20	6-17-2025	5,447,000	5,570,177
				37,024,038
Materials: 0.41%
Chemicals: 0.41%
Dow Chemical Corporation	3.60	11-15-2050	3,389,000	3,716,795
LYB International Finance III Company	3.38	10-1-2040	5,066,000	5,270,306
LYB International Finance III Company	3.63	4-1-2051	5,023,000	5,359,084
Westlake Chemical Corporation	3.13	8-15-2051	6,060,000	5,909,076
Westlake Chemical Corporation	3.60	8-15-2026	1,850,000	1,998,756
				22,254,017
Real estate: 1.56%
Equity REITs: 1.30%
Agree LP	2.00	6-15-2028	3,692,000	3,647,609
Agree LP	2.60	6-15-2033	839,000	827,181
Brixmor Operating Partnership	2.25	4-1-2028	1,184,000	1,185,984
Brixmor Operating Partnership	2.50	8-16-2031	2,049,000	1,995,034
Crown Castle International Corporation	1.05	7-15-2026	5,075,000	4,899,233
Crown Castle International Corporation	2.10	4-1-2031	9,380,000	8,955,180
Crown Castle International Corporation	2.50	7-15-2031	3,709,000	3,661,668
Crown Castle International Corporation	2.90	4-1-2041	2,369,000	2,283,785
Crown Castle International Corporation	4.00	3-1-2027	847,000	924,127
Federal Realty Investment Trust	3.95	1-15-2024	2,343,000	2,469,539
Healthpeak Properties Incorporated	2.13	12-1-2028	1,686,000	1,684,211
Mid-America Apartments LP	3.95	3-15-2029	1,703,000	1,912,432
Mid-America Apartments LP	4.00	11-15-2025	2,075,000	2,262,357
Mid-America Apartments LP	4.30	10-15-2023	1,738,000	1,828,809
Realty Income Corporation	2.20	6-15-2028	1,826,000	1,842,764
Realty Income Corporation	2.85	12-15-2032	2,488,000	2,595,361
Realty Income Corporation	3.40	1-15-2028	1,808,000	1,943,633
Regency Centers LP	2.95	9-15-2029	3,683,000	3,826,805
Rexford Industrial Realty Trust Company	2.15	9-1-2031	1,876,000	1,793,495
Spirit Realty LP	2.10	3-15-2028	3,372,000	3,306,447
Spirit Realty LP	2.70	2-15-2032	1,012,000	1,009,209
Spirit Realty LP	3.40	1-15-2030	2,040,000	2,135,849
Store Capital Corporation	2.70	12-1-2031	1,177,000	1,159,604
Store Capital Corporation	2.75	11-18-2030	3,000,000	3,016,044
Store Capital Corporation	4.50	3-15-2028	6,398,000	7,102,358
Store Capital Corporation	4.63	3-15-2029	2,161,000	2,442,064
				70,710,782
Real estate management & development: 0.26%
American Campus Communities Company	2.25	1-15-2029	2,542,000	2,519,248
Essex Portfolio LP	1.70	3-1-2028	4,435,000	4,329,532
Essex Portfolio LP	2.55	6-15-2031	1,746,000	1,761,124
Extra Space Storage LP	2.35	3-15-2032	1,522,000	1,478,328
Kilroy Realty LP	2.65	11-15-2033	2,308,000	2,253,089
Sun Communities Operating LP	2.30	11-1-2028	1,694,000	1,690,598
				14,031,919
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 2.22%
Electric utilities: 1.54%
American Transmission System Incorporated 144A%%	2.65%	1-15-2032	$1,172,000	$ 1,183,913
Duke Energy Carolinas LLC	2.55	4-15-2031	1,712,000	1,748,149
Duke Energy Florida LLC %%	2.40	12-15-2031	2,506,000	2,521,872
Duke Energy Progress LLC	2.50	8-15-2050	2,542,000	2,378,167
Duke Energy Progress LLC	2.55	6-15-2031	6,735,000	6,702,416
Duke Energy Progress LLC	3.50	6-15-2051	1,012,000	1,060,894
Entergy Arkansas LLC	2.65	6-15-2051	2,265,000	2,164,302
Eversource Energy	1.40	8-15-2026	2,559,000	2,517,550
FirstEnergy Corporation 144A	2.75	3-1-2032	2,767,000	2,820,262
Interstate Power & Light Company	3.10	11-30-2051	212,000	216,406
Interstate Power & Light Company	3.50	9-30-2049	1,044,000	1,150,705
ITC Holdings Corporation	2.70	11-15-2022	3,424,000	3,484,137
Metropolitan Edison Company 144A	4.30	1-15-2029	3,787,000	4,216,674
Mid-American Energy Company	2.70	8-1-2052	2,187,000	2,189,794
Mississippi Power Company	3.10	7-30-2051	3,026,000	3,061,189
Mississippi Power Company	3.95	3-30-2028	4,176,000	4,580,630
Mississippi Power Company	4.25	3-15-2042	1,158,000	1,366,120
Northern States Power Company	3.20	4-1-2052	1,703,000	1,867,340
NSTAR Electric Company	3.10	6-1-2051	1,556,000	1,682,786
Pacific Gas & Electric Company	2.10	8-1-2027	3,268,000	3,146,310
Pacific Gas & Electric Company	3.95	12-1-2047	3,781,000	3,739,813
Pacific Gas & Electric Company	4.20	6-1-2041	1,461,000	1,488,346
Pacific Gas & Electric Company	4.50	7-1-2040	865,000	905,436
Pacific Gas & Electric Company	4.75	2-15-2044	847,000	881,951
Pacific Gas & Electric Company	4.95	7-1-2050	3,409,000	3,826,576
PacifiCorp Electric Service Company	2.90	6-15-2052	2,179,000	2,168,329
Pennsylvania Electric Company 144A	3.25	3-15-2028	1,435,000	1,486,957
Public Service Company of Colorado	1.88	6-15-2031	3,882,000	3,763,896
Public Service Company of Oklahoma	2.20	8-15-2031	2,559,000	2,493,161
Public Service Company of Oklahoma	3.15	8-15-2051	1,703,000	1,736,703
Public Service Electric and Gas Company	1.90	8-15-2031	3,380,000	3,332,651
Public Service Electric and Gas Company	2.05	8-1-2050	700,000	627,947
Public Service Electric and Gas Company	2.70	5-1-2050	1,703,000	1,734,853
Southern California Edison Company	4.13	3-1-2048	1,893,000	2,154,259
Southwestern Electric Power Company	3.25	11-1-2051	1,322,000	1,331,235
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,193,000	1,266,953
Virginia Electric & Power Company	2.45	12-15-2050	981,000	922,041
				83,920,723
Gas utilities: 0.14%
Baltimore Gas & Electric Gas Company	2.25	6-15-2031	2,524,000	2,517,296
Piedmont Natural Gas Company	2.50	3-15-2031	2,542,000	2,532,873
Southern Company Gas Capital Corporation	1.75	1-15-2031	2,663,000	2,489,683
				7,539,852
Independent power & renewable electricity producers: 0.06%
AES Corporation	1.38	1-15-2026	3,648,000	3,542,810
Multi-utilities: 0.48%
Black Hills Corporation	3.88	10-15-2049	1,522,000	1,701,115
Consumers Energy Company	2.50	5-1-2060	1,435,000	1,304,813
Consumers Energy Company	2.65	8-15-2052	1,859,000	1,841,105
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  41

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-utilities (continued)
Dominion Energy Incorporated	1.45%	4-15-2026	$2,144,000	$ 2,119,211
Dominion Energy Incorporated	3.30	4-15-2041	519,000	545,938
DTE Energy Company	1.05	6-1-2025	1,772,000	1,741,475
DTE Energy Company	2.95	3-1-2030	2,265,000	2,349,977
DTE Energy Company	2.95	3-1-2050	2,945,000	3,055,225
Public Service Enterprise Group	1.60	8-15-2030	1,945,000	1,815,868
Public Service Enterprise Group	2.45	11-15-2031	3,060,000	3,028,872
WEC Energy Group Incorporated	0.80	3-15-2024	4,279,000	4,244,596
WEC Energy Group Incorporated	1.38	10-15-2027	2,455,000	2,375,876
				26,124,071
Total Corporate bonds and notes (Cost $1,354,188,986)				1,359,502,533
Municipal obligations: 0.44%
Nevada: 0.10%
Airport revenue: 0.10%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	5,352,456
New York: 0.14%
Airport revenue: 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	7,539,669
Ohio: 0.06%
Education revenue: 0.06%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	3,118,824
Texas: 0.14%
Education revenue: 0.03%
University of Texas Financing System Bond Series B	2.44	8-15-2049	1,695,000	1,711,849
Transportation revenue: 0.11%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	6,198,353
Total Municipal obligations (Cost $17,165,099)				23,921,151
Non-agency mortgage-backed securities: 5.15%
3650R Commercial Mortgage Trust Series 2021-PF1 Class A5	2.52	11-15-2054	2,521,000	2,571,247
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	539,587	542,485
Angel Oak Mortgage Trust Series 2020-2 Class A1 144A±±	2.53	1-26-2065	2,480,956	2,512,394
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	1,107,769	1,110,711
Angel Oak Mortgage Trust Series 2021-6 Class A1 144A±±	1.46	9-25-2066	3,519,998	3,494,875
Barclays Commercial Mortgage Series 2018-C2 Class ASB	4.24	12-15-2051	1,159,000	1,279,485
Barclays Commercial Mortgage Series 2019-C3 Class A3	3.32	5-15-2052	585,000	627,489
Barclays Commercial Mortgage Series 2021-C12 Class A5	2.69	11-15-2054	3,383,000	3,517,823
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A±±	2.88%	7-25-2049	$3,123,905	$ 3,141,899
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A±±	2.72	11-25-2059	2,519,684	2,543,504
BX Trust Series 2021-VOLT Class A (1 Month LIBOR +0.70%) 144A±	0.79	9-15-2036	10,912,000	10,857,283
BX Trust Series 2021-XL2 Class A (1 Month LIBOR +0.69%) 144A±	0.78	10-15-2038	5,440,000	5,413,401
CD Commercial Mortgage Trust Series 2019-CD8 Class A4	2.91	8-15-2057	2,221,000	2,341,976
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,631,000	1,715,797
Colt Funding LLC Series 2021-2 Class A1 144A±±	0.92	8-25-2066	4,504,624	4,465,618
Colt Funding LLC Series 2021-4 Class A1 144A±±	1.40	10-25-2066	4,555,956	4,532,934
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,478,730	2,495,760
Commercial Mortgage Trust Pass-Through Certificate Series 2015-LC21 Class A4	3.71	7-10-2048	1,629,000	1,743,915
Commercial Mortgage Trust Series 2013-CR10 Class A4 ±±	4.21	8-10-2046	89,000	93,134
Commercial Mortgage Trust Series 2013-CR11 Class A4	4.26	8-10-2050	10,048,000	10,570,125
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	8,286,000	8,384,997
Commercial Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	4,178,000	4,314,596
Commercial Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,982,000	2,091,900
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A4	3.50	6-15-2057	2,484,176	2,629,302
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3	2.80	3-15-2054	1,257,000	1,313,305
EQUS 2021-EQAZ Mortgage Trust (1 Month LIBOR +0.75%) 144A±	0.84	10-15-2038	4,285,000	4,260,944
Florida Power & Light Company 1st Mortgage Bonds	2.88	12-4-2051	838,000	868,317
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	2,275,000	2,380,600
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	5,471,323	5,743,881
Goldman Sachs Mortgage Securities Trust Series 2020-GC47 Class A5	2.38	5-12-2053	3,826,000	3,895,964
Goldman Sachs Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	4,416,000	4,270,109
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	5,559,138	5,800,515
JPMDB Commercial Mortgage Securities Series 2013-C12 Class A5	3.66	7-15-2045	3,316,000	3,422,545
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	1,659,938	1,734,819
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class A4	4.17	12-15-2046	4,973,000	5,220,356
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	9,226,619	9,391,495
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A3	3.39	12-15-2049	1,080,000	1,155,483
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	1.05	11-15-2038	6,906,000	6,912,494
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  43

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	0.89%	11-25-2053	$5,688,000	$ 5,672,704
Mello Warehouse Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.70%) 144A±	0.79	2-25-2055	1,606,000	1,598,104
Mello Warehouse Securitization Trust Series 2021-2 Class A (1 Month LIBOR +0.75%) 144A±	0.84	4-25-2055	4,340,000	4,322,351
MFRA Trust Series 2021-NQM2 Class A1 144A±±	1.03	11-25-2064	2,525,946	2,510,435
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	1,105,478	1,110,694
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	800,041	839,364
Morgan Stanley Capital International Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,163,000	3,077,569
Morgan Stanley Capital International Trust Series 2021-L7 Class A5	2.57	10-15-2054	4,228,000	4,334,891
MSG III Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	0.84	6-25-2054	2,680,000	2,680,478
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 144A±±	2.49	9-25-2059	1,406,172	1,414,493
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	0.84	5-25-2055	10,288,000	10,259,914
Oncor Electric Delivery Company 1st Mortgage Bonds 144A	2.70	11-15-2051	1,623,000	1,605,572
Peco Energy Company 1st Mortgage Bonds	2.85	9-15-2051	3,043,000	3,050,592
Starwood Mortgage Residential Trust Series 2020-1 Class A1 144A±±	2.28	2-25-2050	2,636,316	2,649,113
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A±±	1.03	11-25-2055	2,322,745	2,311,810
Starwood Mortgage Residential Trust Series 2020-INV3 Class A1 144A±±	1.49	4-25-2065	2,766,802	2,774,236
Starwood Mortgage Residential Trust Series 2021-1 Class A1 144A±±	1.22	5-25-2065	2,502,874	2,497,632
Starwood Mortgage Residential Trust Series 2021-4 Class A1 144A±±	1.16	8-25-2056	5,310,427	5,278,182
Verizon Master Trust Series 2021-1 Class A	0.50	5-20-2027	8,833,000	8,737,293
Verizon Master Trust Series 2021-2 Class A	0.99	4-20-2028	13,703,000	13,657,307
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	1,691,143	1,701,261
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	1,254,049	1,270,345
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.78	7-25-2059	2,124,367	2,133,518
Verus Securitization Trust Series 2019-4 Class A1 144A±±	2.64	11-25-2059	3,180,803	3,220,471
Verus Securitization Trust Series 2020-1 Class A1 144A±±	2.42	1-25-2060	773,618	777,200
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	2,917,166	2,928,304
Verus Securitization Trust Series 2020-5 Class A1 144A±±	1.22	5-25-2065	1,022,564	1,021,133
Verus Securitization Trust Series 2021-1 Class A1 144A±±	0.82	1-25-2066	3,332,271	3,301,155
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	5,889,599	5,848,591
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	4,014,431	3,980,980
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94%	7-25-2066	$4,249,374	$ 4,202,625
Verus Securitization Trust Series 2021-5 Class A1 144A±±	1.01	9-25-2066	14,795,617	14,585,241
Verus Securitization Trust Series 2021-7 Class A1 144A±±	1.83	10-25-2066	5,967,000	5,964,855
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82	10-25-2063	3,569,958	3,560,415
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	3,419,905	3,401,655
Visio Trust Series 2020-1R Class A1 144A	1.31	11-25-2055	2,635,244	2,627,036
Total Non-agency mortgage-backed securities (Cost $281,552,403)				280,270,996
U.S. Treasury securities: 36.34%
U.S. Treasury Bond ##	1.13	5-15-2040	87,097,000	77,250,956
U.S. Treasury Bond ##	1.13	8-15-2040	61,545,000	54,414,434
U.S. Treasury Bond ##	1.38	11-15-2040	98,406,000	90,741,096
U.S. Treasury Bond	1.38	8-15-2050	30,117,000	27,179,416
U.S. Treasury Bond	1.63	11-15-2050	31,350,000	30,060,486
U.S. Treasury Bond ##	1.75	8-15-2041	78,366,000	76,933,372
U.S. Treasury Bond	1.88	2-15-2041	18,046,000	18,104,509
U.S. Treasury Bond	2.50	2-15-2045	15,047,000	16,857,930
U.S. Treasury Note	0.13	5-31-2022	41,032,000	41,035,263
U.S. Treasury Note	0.13	9-30-2022	29,297,000	29,275,256
U.S. Treasury Note ##	0.13	12-31-2022	74,138,000	74,007,679
U.S. Treasury Note	0.13	3-31-2023	480,000	478,463
U.S. Treasury Note	0.13	8-31-2023	1,796,000	1,784,915
U.S. Treasury Note	0.13	1-15-2024	32,633,000	32,299,021
U.S. Treasury Note	0.25	5-15-2024	8,542,000	8,446,904
U.S. Treasury Note	0.25	6-15-2024	20,963,000	20,709,151
U.S. Treasury Note	0.25	8-31-2025	34,276,000	33,301,276
U.S. Treasury Note ##	0.25	10-31-2025	61,838,000	59,951,458
U.S. Treasury Note	0.38	10-31-2023	11,845,000	11,812,611
U.S. Treasury Note	0.38	4-15-2024	45,675,000	45,344,927
U.S. Treasury Note ##	0.38	11-30-2025	69,398,000	67,519,375
U.S. Treasury Note	0.38	12-31-2025	52,737,000	51,264,072
U.S. Treasury Note	0.38	1-31-2026	47,290,000	45,911,940
U.S. Treasury Note	0.50	11-30-2023	93,556,000	93,457,327
U.S. Treasury Note ##	0.50	2-28-2026	73,816,000	71,990,784
U.S. Treasury Note	0.50	8-31-2027	46,306,000	44,388,642
U.S. Treasury Note	0.75	11-15-2024	75,545,000	75,367,941
U.S. Treasury Note ##	0.75	5-31-2026	52,745,000	51,894,075
U.S. Treasury Note	0.88	6-30-2026	14,949,000	14,779,656
U.S. Treasury Note	0.88	9-30-2026	10,563,000	10,426,836
U.S. Treasury Note	1.13	10-31-2026	27,671,000	27,632,088
U.S. Treasury Note	1.25	11-30-2026	127,093,000	127,658,960
U.S. Treasury Note	1.38	10-31-2028	64,396,000	64,446,309
U.S. Treasury Note ##	1.38	11-15-2031	60,339,000	59,971,309
U.S. Treasury Note ##	1.50	9-30-2024	77,635,000	79,142,206
U.S. Treasury Note	1.50	11-30-2024	36,672,000	37,386,818
U.S. Treasury Note	1.50	11-30-2028	18,387,000	18,547,886
U.S. Treasury Note	1.75	2-28-2022	3,579,000	3,593,831
U.S. Treasury Note ##	1.88	2-28-2022	62,004,000	62,279,980
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  45

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.88%	11-15-2051	$21,052,000	$ 21,466,461
U.S. Treasury Note	2.00	2-15-2022	45,444,000	45,626,585
U.S. Treasury Note	2.00	11-15-2041	43,597,000	44,686,925
U.S. Treasury Note	2.00	8-15-2051	32,764,000	34,310,051
U.S. Treasury Note	2.13	5-15-2025	42,995,000	44,708,082
U.S. Treasury Note	2.25	5-15-2041	28,155,000	29,967,478
Total U.S. Treasury securities (Cost $1,984,224,835)				1,978,414,740
Yankee corporate bonds and notes: 5.45%
Consumer staples: 0.13%
Beverages: 0.13%
Bacardi Limited 144A	4.70	5-15-2028	1,820,000	2,076,974
Bacardi Limited 144A	5.30	5-15-2048	3,757,000	5,039,457
				7,116,431
Energy: 0.45%
Oil, gas & consumable fuels: 0.45%
Aker BP ASA 144A	4.00	1-15-2031	2,343,000	2,548,858
Galaxy Pipeline Assets Company 144A	1.75	9-30-2027	5,125,190	5,145,439
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	3,823,000	3,715,485
Galaxy Pipeline Assets Company 144A	2.63	3-31-2036	2,354,000	2,289,962
Galaxy Pipeline Assets Company 144A	2.94	9-30-2040	1,545,000	1,523,459
Oleoducto Central SA 144A	4.00	7-14-2027	1,879,000	1,871,503
Petroleos del Peru 144A	5.63	6-19-2047	2,568,000	2,507,010
Petroleos Mexicanos Company	2.38	4-15-2025	1,270,150	1,302,795
Petroleos Mexicanos Company	2.46	12-15-2025	3,629,250	3,733,658
				24,638,169
Financials: 3.41%
Banks: 1.83%
ASB Bank Limited 144A	2.38	10-22-2031	4,265,000	4,258,334
Banco de Credito e Inversiones 144A	2.88	10-14-2031	3,417,000	3,389,664
Banco Santander SA (1 Year Treasury Constant Maturity +0.90%) ±	1.72	9-14-2027	4,400,000	4,317,859
Banco Santander SA (1 Year Treasury Constant Maturity +1.60%) ±	3.23	11-22-2032	4,200,000	4,184,712
Barclays plc (1 Year Treasury Constant Maturity +1.05%) ±	2.28	11-24-2027	8,392,000	8,402,086
Barclays plc (1 Year Treasury Constant Maturity +1.30%) ±	2.89	11-24-2032	2,608,000	2,618,414
Barclays plc (1 Year Treasury Constant Maturity +1.30%) ±	3.33	11-24-2042	1,900,000	1,921,874
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.55%) ±	0.95	7-19-2025	10,076,000	9,975,314
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.75%) ±	1.54	7-20-2027	9,952,000	9,807,669
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.67%) ±	1.64	10-13-2027	8,577,000	8,481,190
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.95%) ±	2.31	7-20-2032	5,205,000	5,142,131
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.97%) ±	2.49	10-13-2032	3,505,000	3,517,446
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Sumitomo Mitsui Financial Group Incorporated	1.40%	9-17-2026	$6,806,000	$ 6,664,304
Sumitomo Mitsui Financial Group Incorporated	1.90	9-17-2028	10,599,000	10,367,026
Toronto Dominion Bank	1.25	9-10-2026	8,455,000	8,305,898
Westpac Banking Corporation	1.95	11-20-2028	6,804,000	6,771,727
Westpac Banking Corporation (5 Year Treasury Constant Maturity +1.53%) ±	3.02	11-18-2036	853,000	848,026
Westpac Banking Corporation	3.13	11-18-2041	853,000	843,285
				99,816,959
Capital markets: 0.05%
Macquarie Group Limited (U.S. SOFR +1.53%) 144A±	2.87	1-14-2033	2,200,000	2,204,574
Nomura Holdings Incorporated	2.61	7-14-2031	453,000	446,495
				2,651,069
Diversified financial services: 1.45%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.15	10-29-2023	13,638,000	13,596,863
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.65	10-29-2024	13,584,000	13,559,500
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.75	10-29-2024	11,078,000	11,061,372
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	2.45	10-29-2026	1,200,000	1,203,019
DH Europe Finance II	2.05	11-15-2022	2,697,000	2,734,327
DH Europe Finance II	2.20	11-15-2024	4,643,000	4,767,706
GE Capital International Funding Company	4.42	11-15-2035	7,287,000	8,807,299
Lundin Energy Finance Company 144A	2.00	7-15-2026	9,848,000	9,786,086
Lundin Energy Finance Company 144A	3.10	7-15-2031	7,856,000	7,938,167
Trust Fibrauno 144A	5.25	1-30-2026	2,605,000	2,842,706
Trust Fibrauno 144A	6.39	1-15-2050	2,091,000	2,410,923
				78,707,968
Insurance: 0.08%
Enstar Group Limited	3.10	9-1-2031	4,262,000	4,183,940
Health care: 0.51%
Health care equipment & supplies: 0.15%
Steris plc	3.75	3-15-2051	7,493,000	8,284,439
Pharmaceuticals: 0.36%
Astrazeneca plc	2.13	8-6-2050	847,000	755,793
Astrazeneca plc «	3.00	5-28-2051	1,729,000	1,830,359
Shire Acquisitions Investments Ireland Designated Activity Company	2.88	9-23-2023	3,519,000	3,631,234
Takeda Pharmaceutical	2.05	3-31-2030	6,397,000	6,218,222
Takeda Pharmaceutical	3.03	7-9-2040	1,927,000	1,958,668
Takeda Pharmaceutical	3.18	7-9-2050	1,987,000	2,031,861
Takeda Pharmaceutical	4.40	11-26-2023	2,956,000	3,146,093
				19,572,230
Industrials: 0.52%
Road & rail: 0.44%
Canadian Pacific Railway Company %%	1.35	12-2-2024	12,601,000	12,589,441
Canadian Pacific Railway Company %%	1.75	12-2-2026	4,201,000	4,203,362
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  47

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Road & rail (continued)
Canadian Pacific Railway Company %%	2.45%	12-2-2031	$3,361,000	$ 3,402,010
Canadian Pacific Railway Company %%	3.00	12-2-2041	1,344,000	1,368,366
Canadian Pacific Railway Company %%	3.10	12-2-2051	2,174,000	2,235,918
				23,799,097
Transportation infrastructure: 0.08%
Adani Ports & Special Company 144A	3.00	2-16-2031	1,403,360	1,364,150
Adani Ports & Special Company 144A	4.20	8-4-2027	2,984,000	3,095,572
				4,459,722
Information technology: 0.21%
Semiconductors & semiconductor equipment: 0.21%
NXP BV 144A	3.15	5-1-2027	1,686,000	1,768,809
NXP BV 144A	3.25	5-11-2041	1,850,000	1,896,607
NXP BV 144A	3.88	6-18-2026	7,236,000	7,841,245
				11,506,661
Materials: 0.13%
Metals & mining: 0.13%
Teck Resources Limited	5.20	3-1-2042	1,997,000	2,386,303
Teck Resources Limited	6.13	10-1-2035	1,729,000	2,245,577
Teck Resources Limited	6.25	7-15-2041	1,945,000	2,566,380
				7,198,260
Real estate: 0.05%
Equity REITs: 0.05%
Scentre Group Trust 144A	3.63	1-28-2026	2,671,000	2,868,782
Utilities: 0.04%
Electric utilities: 0.04%
Comision Federal de Electricidad 144A	3.88	7-26-2033	2,339,000	2,232,576
Total Yankee corporate bonds and notes (Cost $294,779,852)				297,036,303
Yankee government bonds: 1.21%
Abu Dhabi Government International Bond 144A	3.00	9-15-2051	2,611,000	2,596,504
Italy Government International Bond	3.88	5-6-2051	5,372,000	5,860,416
Japan Bank for International Cooperation	1.75	10-17-2024	4,732,000	4,831,498
Republic of Colombia	5.20	5-15-2049	4,999,000	4,653,869
Republic of Paraguay 144A	4.95	4-28-2031	989,000	1,087,910
Republic of Paraguay 144A	5.40	3-30-2050	2,899,000	3,181,681
Republic of Peru	2.39	1-23-2026	3,536,000	3,588,474
Republic of Peru	2.78	1-23-2031	8,360,000	8,280,664
Republic of Peru	3.00	1-15-2034	5,948,000	5,823,092
Republic of Peru	3.60	1-15-2072	3,742,000	3,557,407
United Mexican States	3.75	4-19-2071	4,678,000	4,104,945
United Mexican States	4.28	8-14-2041	7,811,000	8,040,409
United Mexican States	4.50	4-22-2029	6,226,000	6,932,215
United Mexican States	4.50	1-31-2050	846,000	880,111
United Mexican States	4.75	3-8-2044	2,076,000	2,241,312
Total Yankee government bonds (Cost $64,974,953)				65,660,507

The accompanying notes are an integral part of these financial statements.

48  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.80%
Investment companies: 3.80%
Allspring Government Money Market Fund Select Class ♠∞##		0.03%	206,097,656	$ 206,097,656
Securities Lending Cash Investments LLC ♠∩∞		0.04	848,000	848,000
Total Short-term investments (Cost $206,945,656)				206,945,656
Total investments in securities (Cost $6,089,138,247)	112.19%			6,107,907,145
Other assets and liabilities, net	(12.19)			(663,687,022)
Total net assets	100.00%			$5,444,220,123

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$270,350,377	$2,390,887,836	$(2,455,140,557)	$0	$0	$ 206,097,656	206,097,656	$ 15,072
Securities Lending Cash Investments LLC	0	358,385,103	(357,537,103)	0	0	848,000	848,000	812 #
				$0	$0	$206,945,656		$15,884

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  49

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $831,090 of securities loaned), at value (cost $5,882,192,591)	$ 5,900,961,489
Investments in affiliated securities, at value (cost $206,945,656)	206,945,656
Cash collateral due from broker	1,470,000
Receivable for investments sold	548,301,448
Receivable for interest	16,530,349
Principal paydown receivable	146,038
Receivable for securities lending income, net	1,766
Prepaid expenses and other assets	933,354
Total assets	6,675,290,100
Liabilities
Payable for when-issued transactions	978,167,971
Payable for investments purchased	168,299,551
Overdraft due to custodian bank	82,215,607
Advisory fee payable	1,538,848
Payable upon receipt of securities loaned	848,000
Total liabilities	1,231,069,977
Total net assets	$5,444,220,123
The accompanying notes are an integral part of these financial statements.

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Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $13,666)	$ 41,615,722
Income from affiliated securities	29,257
Total investment income	41,644,979
Expenses
Advisory fee	9,539,461
Custody and accounting fees	168,764
Professional fees	60,006
Interest holder report expenses	10,980
Trustees’ fees and expenses	9,662
Other fees and expenses	66,973
Total expenses	9,855,846
Net investment income	31,789,133
Realized and unrealized gains (losses) on investments
Net realized gains on investments	21,098,993
Net change in unrealized gains (losses) on investments	848,698
Net realized and unrealized gains (losses) on investments	21,947,691
Net increase in net assets resulting from operations	$53,736,824
The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)	Year ended May 31, 2021
Operations
Net investment income	$ 31,789,133	$ 77,723,644
Net realized gains on investments	21,098,993	129,629,293
Net change in unrealized gains (losses) on investments	848,698	(171,533,989)
Net increase in net assets resulting from operations	53,736,824	35,818,948
Capital transactions
Transactions in investors’ beneficial interests
Contributions	215,150,579	1,103,776,459
Withdrawals	(466,799,980)	(1,259,318,551)
Net decrease in net assets resulting from capital transactions	(251,649,401)	(155,542,092)
Total decrease in net assets	(197,912,577)	(119,723,144)
Net assets
Beginning of period	5,642,132,700	5,761,855,844
End of period	$5,444,220,123	$ 5,642,132,700
The accompanying notes are an integral part of these financial statements.

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Financial highlights
		Year ended May 31
	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Total return[1]	0.96%	0.65%	9.49%	6.30%	(0.53)%	1.89%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.14%	1.30%	2.28%	2.93%	2.23%	1.87%
Supplemental data
Portfolio turnover rate	199%	457%	603%	577%	542%	614%

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  53

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the adviser to the Portfolio, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC).
Consummation of the transaction resulted in the automatic termination of the Portfolio’s advisory agreement and subadvisory agreement. The Portfolio’s Board of Trustees approved a new advisory agreement and subadvisory agreement which were approved by the Portfolio's interest holders on August 16, 2021. The new agreements became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Portfolio's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio

54  |  Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $6,089,138,247 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 65,660,516
Gross unrealized losses	(46,891,618)
Net unrealized gains	$ 18,768,898

Allspring Core Bond Portfolio  |  55

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 1,460,611,794	$0	$ 1,460,611,794
Asset-backed securities	0	435,543,465	0	435,543,465
Corporate bonds and notes	0	1,359,502,533	0	1,359,502,533
Municipal obligations	0	23,921,151	0	23,921,151
Non-agency mortgage-backed securities	0	280,270,996	0	280,270,996
U.S. Treasury securities	1,978,414,740	0	0	1,978,414,740
Yankee corporate bonds and notes	0	297,036,303	0	297,036,303
Yankee government bonds	0	65,660,507	0	65,660,507
Short-term investments
Investment companies	206,945,656	0	0	206,945,656
Total assets	$2,185,360,396	$3,922,546,749	$0	$6,107,907,145
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

56  |  Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended November 30, 2021, the advisory fee was equivalent to an annual rate of 0.34% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$10,161,411,419	$1,851,155,342	$10,018,697,004	$1,829,829,294
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2021, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Values of securities on loaned	Collateral received[1]	Net amount
Nomura Securities International Incorporated	$831,090	$(831,090)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

Allspring Core Bond Portfolio  |  57

Notes to financial statements (unaudited)
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Portfolio under the agreement.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

58  |  Allspring Core Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for Allspring Core Bond Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	222,470,589
Shares voted “Against”	2,536,231
Shares voted “Abstain”	2,681,236
Proposal 2 – To consider and approve a new advisory agreement with Wells Fargo Funds Management, LLC* for Allspring Core Bond Portfolio in which the Fund invests substantially all of its assets.
Shares voted “For”	222,578,756
Shares voted “Against”	2,408,143
Shares voted “Abstain”	2,701,157
Proposal 3 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC** for Allspring Core Bond Portfolio.
Shares voted “For”	222,358,286
Shares voted “Against”	2,651,918
Shares voted “Abstain”	2,677,852
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Core Bond Fund  |  59

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

60  |  Allspring Core Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Core Bond Fund  |  61

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

62  |  Allspring Core Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00199 01-22
SA287/SAR287 11-21

Semi-Annual Report
November 30, 2021
Allspring Real Return Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Real Return Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Real Return Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Real Return Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Real Return Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

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Performance highlights (unaudited)
Investment objective	The Fund seeks returns that exceed the rate of inflation over the long-term.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Michael Bradshaw, CFA®‡, Christian L. Chan, CFA®‡, Garth B. Newport, CFA®‡, Michael Schueller, CFA®‡, Michal Stanczyk†

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (IPBAX)	2-28-2003	2.57	3.85	2.27	7.40	4.81	2.74	1.26	0.78
Class C (IPBCX)	2-28-2003	5.46	4.01	1.96	6.46	4.01	1.96	2.01	1.53
Class R6 (IPBJX)[3]	10-31-2016	–	–	–	7.81	5.19	3.06	0.88	0.40
Administrator Class (IPBIX)	2-28-2003	–	–	–	7.52	5.00	2.97	1.20	0.60
Institutional Class (IPBNX)[4]	10-31-2016	–	–	–	7.66	5.14	3.03	0.93	0.45
Bloomberg U.S. TIPS Index[5]	–	–	–	–	6.83	5.25	3.06	–	–
CPI [6]	–	–	–	–	6.81	2.86	2.08	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.78% for Class A, 1.53% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.
[4]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had been included, returns for the Institutional Class shares would be higher.
[5]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[6]	The Consumer Price Index (CPI) for All Urban Consumers in U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
†	Michal Stanczyk became portfolio manager of the Fund on June 30, 2021.

6  |  Allspring Real Return Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. This fund is exposed to mortgage- and asset-backed securities risk and small-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Real Return Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
TIPS, 0.63%, 1-15-2026	2.69
TIPS, 0.13%, 4-15-2026	2.69
TIPS, 0.63%, 1-15-2024	2.43
TIPS, 0.38%, 7-15-2023	2.23
TIPS, 0.25%, 1-15-2025	2.21
TIPS, 0.13%, 1-15-2031	2.18
TIPS, 0.13%, 1-15-2030	2.13
TIPS, 0.25%, 2-15-2050	2.04
TIPS, 0.63%, 4-15-2023	1.96
TIPS, 0.13%, 7-15-2030	1.93
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio allocation as of November 30, 2021
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Real Return Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,036.48	$3.98	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%
Class C
Actual	$1,000.00	$1,031.41	$7.79	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class R6
Actual	$1,000.00	$1,037.94	$2.04	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$2.03	0.40%
Administrator Class
Actual	$1,000.00	$1,037.05	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$3.04	0.60%
Institutional Class
Actual	$1,000.00	$1,037.75	$2.30	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.28	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

Allspring Real Return Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

		Value
Investment companies: 99.86%
Affiliated master portfolio: 99.86%
Allspring Real Return Portfolio		$68,552,972
Total Investment companies (Cost $60,296,444)		68,552,972
Total investments in securities (Cost $60,296,444)	99.86%	68,552,972
Other assets and liabilities, net	0.14	92,976
Total net assets	100.00%	$68,645,948
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Real Return Portfolio	31.19%	29.30%	$441,247	$229,603	$1,553,845	$102,768	$185	$68,552,972
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Real Return Fund

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $60,296,444)	$ 68,552,972
Receivable for Fund shares sold	201,892
Receivable from manager	20,635
Prepaid expenses and other assets	18,848
Total assets	68,794,347
Liabilities
Payable for Fund shares redeemed	112,329
Shareholder report expenses payable	13,269
Professional fees payable	9,005
Administration fees payable	5,297
Distribution fee payable	998
Trustees’ fees and expenses payable	966
Accrued expenses and other liabilities	6,535
Total liabilities	148,399
Total net assets	$68,645,948
Net assets consist of
Paid-in capital	$ 61,651,275
Total distributable earnings	6,994,673
Total net assets	$68,645,948
Computation of net asset value and offering price per share
Net assets – Class A	$ 16,554,866
Shares outstanding – Class A1	1,497,411
Net asset value per share – Class A	$11.06
Maximum offering price per share – Class A2	$11.58
Net assets – Class C	$ 1,655,654
Shares outstanding – Class C1	152,535
Net asset value per share – Class C	$10.85
Net assets – Class R6	$ 12,528,153
Shares outstanding – Class R6[1]	1,120,624
Net asset value per share – Class R6	$11.18
Net assets – Administrator Class	$ 13,143,262
Shares outstanding – Administrator Class[1]	1,167,432
Net asset value per share – Administrator Class	$11.26
Net assets – Institutional Class	$ 24,764,013
Shares outstanding – Institutional Class[1]	2,215,424
Net asset value per share – Institutional Class	$11.18
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Fund  |  11

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolio	$ 1,553,845
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $1,108)	102,768
Affiliated income allocated from affiliated Master Portfolio	185
Expenses allocated from affiliated Master Portfolio	(150,627)
Waivers allocated from affiliated Master Portfolio	26,478
Total investment income	1,532,649
Expenses
Management fee	15,934
Administration fees
Class A	12,264
Class C	1,060
Class R6	2,429
Administrator Class	5,775
Institutional Class	7,735
Shareholder servicing fees
Class A	19,136
Class C	1,650
Administrator Class	14,118
Distribution fee
Class C	4,951
Custody and accounting fees	1,480
Professional fees	21,786
Registration fees	5,252
Shareholder report expenses	24,786
Trustees’ fees and expenses	9,967
Other fees and expenses	3,736
Total expenses	152,059
Less: Fee waivers and/or expense reimbursements
Fund-level	(85,705)
Class A	(764)
Class C	(66)
Administrator Class	(7,486)
Institutional Class	(1,928)
Net expenses	56,110
Net investment income	1,476,539
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	441,247
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	229,603
Net realized and unrealized gains (losses) on investments	670,850
Net increase in net assets resulting from operations	$2,147,389
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Real Return Fund

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 1,476,539		$ 1,568,068
Net realized gains on investments		441,247		277,416
Net change in unrealized gains (losses) on investments		229,603		3,967,421
Net increase in net assets resulting from operations		2,147,389		5,812,905
Distributions to shareholders from
Net investment income and net realized gains
Class A		(366,281)		(268,219)
Class C		(26,113)		(19,136)
Class R6		(404,842)		(676,727)
Administrator Class		(274,582)		(261,977)
Institutional Class		(483,883)		(233,102)
Total distributions to shareholders		(1,555,701)		(1,459,161)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	308,952	3,413,668	476,116	5,061,849
Class C	57,864	627,100	26,515	273,931
Class R6	113,839	1,268,080	2,143,575	23,199,949
Administrator Class	343,729	3,881,591	574,541	6,217,286
Institutional Class	1,293,132	14,366,158	358,193	3,851,836
		23,556,597		38,604,851
Reinvestment of distributions
Class A	26,673	293,421	18,861	202,368
Class C	2,385	25,779	1,759	18,532
Class R6	28,069	312,206	28,247	306,213
Administrator Class	23,378	261,635	23,163	252,526
Institutional Class	43,432	483,175	21,437	232,476
		1,376,216		1,012,115
Payment for shares redeemed
Class A	(102,729)	(1,130,050)	(521,552)	(5,567,275)
Class C	(18,964)	(204,924)	(87,496)	(914,008)
Class R6	(2,298,530)	(25,365,420)	(659,480)	(7,182,858)
Administrator Class	(386,958)	(4,309,374)	(715,288)	(7,756,050)
Institutional Class	(97,197)	(1,080,996)	(428,493)	(4,604,300)
		(32,090,764)		(26,024,491)
Net increase (decrease) in net assets resulting from capital share transactions		(7,157,951)		13,592,475
Total increase (decrease) in net assets		(6,566,263)		17,946,219
Net assets
Beginning of period		75,212,211		57,265,992
End of period		$ 68,645,948		$ 75,212,211
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.93	$10.22	$9.89	$9.87	$9.96	$9.95
Net investment income	0.24 [1]	0.22	0.12	0.15	0.21	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.15	0.70	0.42	0.09	(0.09)	0.03
Total from investment operations	0.39	0.92	0.54	0.24	0.12	0.22
Distributions to shareholders from
Net investment income	(0.26)	(0.21)	(0.21)	(0.19)	(0.21)	(0.20)
Net realized gains	0.00	0.00	0.00	(0.03)	0.00	(0.01)
Total distributions to shareholders	(0.26)	(0.21)	(0.21)	(0.22)	(0.21)	(0.21)
Net asset value, end of period	$11.06	$10.93	$10.22	$9.89	$9.87	$9.96
Total return[2]	3.65%	9.10%	5.48%	2.56%	1.25%	2.23%
Ratios to average net assets (annualized)*
Gross expenses	1.06%	1.29%	1.43%	1.16%	1.04%	1.11%
Net expenses	0.78%	0.78%	0.78%	0.77%	0.80%	0.85%
Net investment income	4.35%	2.09%	1.79%	1.95%	2.15%	1.92%
Supplemental data
Portfolio turnover rate[3]	14%	20%	24%	39%	29%	25%
Net assets, end of period (000s omitted)	$16,555	$13,825	$13,196	$17,716	$26,133	$29,678

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Real Return Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.74	$10.06	$9.73	$9.73	$9.82	$9.77
Net investment income	0.19 [1]	0.12 [1]	0.11 [1]	0.10 [1]	0.03	0.04
Net realized and unrealized gains (losses) on investments	0.14	0.71	0.35	0.07	0.02	0.10
Total from investment operations	0.33	0.83	0.46	0.17	0.05	0.14
Distributions to shareholders from
Net investment income	(0.22)	(0.15)	(0.13)	(0.14)	(0.14)	(0.08)
Net realized gains	0.00	0.00	0.00	(0.03)	0.00	(0.01)
Total distributions to shareholders	(0.22)	(0.15)	(0.13)	(0.17)	(0.14)	(0.09)
Net asset value, end of period	$10.85	$10.74	$10.06	$9.73	$9.73	$9.82
Total return[2]	3.14%	8.27%	4.77%	1.79%	0.53%	1.44%
Ratios to average net assets (annualized)*
Gross expenses	1.81%	2.06%	2.18%	1.91%	1.79%	1.86%
Net expenses	1.53%	1.53%	1.53%	1.52%	1.56%	1.60%
Net investment income	3.53%	1.17%	1.09%	1.08%	1.39%	1.23%
Supplemental data
Portfolio turnover rate[3]	14%	20%	24%	39%	29%	25%
Net assets, end of period (000s omitted)	$1,656	$1,195	$1,714	$2,553	$3,517	$4,580

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$11.05	$10.33	$9.99	$9.96	$10.05	$10.17
Net investment income	0.29 [2]	0.29	0.22	0.23 [2]	0.22	0.10
Net realized and unrealized gains (losses) on investments	0.12	0.69	0.37	0.06	(0.06)	(0.07)
Total from investment operations	0.41	0.98	0.59	0.29	0.16	0.03
Distributions to shareholders from
Net investment income	(0.28)	(0.26)	(0.25)	(0.23)	(0.25)	(0.14)
Net realized gains	0.00	0.00	0.00	(0.03)	0.00	(0.01)
Total distributions to shareholders	(0.28)	(0.26)	(0.25)	(0.26)	(0.25)	(0.15)
Net asset value, end of period	$11.18	$11.05	$10.33	$9.99	$9.96	$10.05
Total return[3]	3.79%	9.52%	5.94%	2.99%	1.63%	0.36%
Ratios to average net assets (annualized)*
Gross expenses	0.67%	0.85%	1.05%	0.82%	0.66%	0.69%
Net expenses	0.40%	0.40%	0.40%	0.39%	0.42%	0.47%
Net investment income	5.21%	2.70%	2.08%	2.34%	2.52%	1.32%
Supplemental data
Portfolio turnover rate[4]	14%	20%	24%	39%	29%	25%
Net assets, end of period (000s omitted)	$12,528	$36,202	$18,224	$14,358	$11,750	$7,438

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017[1]	0.44%

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Real Return Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.12	$10.38	$10.03	$9.99	$10.06	$10.03
Net investment income	0.26 [1]	0.25 [1]	0.20 [1]	0.21 [1]	0.24 [1]	0.22 [1]
Net realized and unrealized gains (losses) on investments	0.15	0.71	0.36	0.06	(0.09)	0.02
Total from investment operations	0.41	0.96	0.56	0.27	0.15	0.24
Distributions to shareholders from
Net investment income	(0.27)	(0.22)	(0.21)	(0.20)	(0.22)	(0.20)
Net realized gains	0.00	0.00	0.00	(0.03)	0.00	(0.01)
Total distributions to shareholders	(0.27)	(0.22)	(0.21)	(0.23)	(0.22)	(0.21)
Net asset value, end of period	$11.26	$11.12	$10.38	$10.03	$9.99	$10.06
Total return[2]	3.70%	9.31%	5.67%	2.78%	1.50%	2.46%
Ratios to average net assets (annualized)*
Gross expenses	1.00%	1.23%	1.37%	1.10%	0.97%	1.04%
Net expenses	0.60%	0.60%	0.60%	0.59%	0.60%	0.60%
Net investment income	4.57%	2.26%	1.92%	2.15%	2.39%	2.20%
Supplemental data
Portfolio turnover rate[3]	14%	20%	24%	39%	29%	25%
Net assets, end of period (000s omitted)	$13,143	$13,203	$13,544	$13,562	$23,331	$26,100

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$11.05	$10.33	$9.99	$9.97	$10.06	$10.17
Net investment income	0.29	0.26	0.21	0.22	0.24	0.14
Net realized and unrealized gains (losses) on investments	0.12	0.71	0.37	0.05	(0.08)	(0.10)
Total from investment operations	0.41	0.97	0.58	0.27	0.16	0.04
Distributions to shareholders from
Net investment income	(0.28)	(0.25)	(0.24)	(0.22)	(0.25)	(0.14)
Net realized gains	0.00	0.00	0.00	(0.03)	0.00	(0.01)
Total distributions to shareholders	(0.28)	(0.25)	(0.24)	(0.25)	(0.25)	(0.15)
Net asset value, end of period	$11.18	$11.05	$10.33	$9.99	$9.97	$10.06
Total return[2]	3.78%	9.46%	5.88%	2.84%	1.57%	0.41%
Ratios to average net assets (annualized)*
Gross expenses	0.74%	0.95%	1.10%	0.84%	0.71%	0.76%
Net expenses	0.45%	0.45%	0.45%	0.44%	0.47%	0.52%
Net investment income	4.49%	2.37%	2.09%	2.20%	2.62%	2.24%
Supplemental data
Portfolio turnover rate[3]	14%	20%	24%	39%	29%	25%
Net assets, end of period (000s omitted)	$24,764	$10,787	$10,587	$11,094	$12,110	$5,229

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%
Year ended May 31, 2017[1]	0.44%

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Real Return Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Real Return Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2021, the Fund owned 29.30% of Allspring Real Return Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2021 are included in this report and should be read in conjunction with the Fund’s financial statements.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement. The Fund’s Board of Trustees approved a new investment management agreement which was submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on August 16, 2021. The new agreement became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

Allspring Real Return Fund  |  19

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $60,395,613 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,157,359
Gross unrealized losses	0
Net unrealized gains	$8,157,359
As of May 31, 2021, the Fund had capital loss carryforwards which consisted of $974,743 in short-term capital losses and $747,945 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2021, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	$68,552,972
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

20  |  Allspring Real Return Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

Allspring Real Return Fund  |  21

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.78%
Class C	1.53
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2021, Allspring Funds Distributor received $587 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,704,659	$5,380,772	$6,413,035	$5,213,545
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22  |  Allspring Real Return Fund

Notes to financial statements (unaudited)
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Real Return Fund  |  23

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 14.86%
Consumer staples: 4.66%
Beverages: 0.71%
PepsiCo Incorporated	10,436	$ 1,667,464
Food & staples retailing: 1.64%
Costco Wholesale Corporation	2,807	1,514,040
Sysco Corporation	9,963	697,809
Walmart Incorporated	11,526	1,620,901
		3,832,750
Food products: 0.59%
Mondelez International Incorporated Class A	13,399	789,737
Nomad Foods Limited †	25,058	598,636
		1,388,373
Household products: 1.61%
Church & Dwight Company Incorporated	10,995	982,733
The Clorox Company	2,291	373,089
The Procter & Gamble Company	16,664	2,409,281
		3,765,103
Tobacco: 0.11%
Philip Morris International Incorporated	3,064	263,320
Energy: 1.18%
Oil, gas & consumable fuels: 1.18%
Chevron Corporation	15,613	1,762,239
Phillips 66	14,305	989,477
		2,751,716
Materials: 3.53%
Chemicals: 1.56%
Ashland Global Holdings Incorporated	4,915	496,759
Ecolab Incorporated	2,882	638,277
Linde plc	5,212	1,658,146
The Sherwin-Williams Company	1,085	359,395
Westlake Chemical Corporation	5,185	481,790
		3,634,367
Construction materials: 0.23%
Martin Marietta Materials Incorporated	1,344	542,317
Containers & packaging: 0.19%
Crown Holdings Incorporated	4,258	450,496
Metals & mining: 1.55%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	2,100	104,580
Alamos Gold Incorporated Class A	11,000	84,129
AngloGold Ashanti Limited ADR	3,000	62,820
Artemis Gold Incorporated †	6,000	31,328
B2Gold Corporation	29,000	114,869
Barrick Gold Corporation	9,456	179,569
Dundee Precious Metals Incorporated	7,000	44,550
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Metals & mining (continued)
Endeavour Mining plc	6,580	$ 154,372
Evolution Mining Limited	22,000	62,877
Franco-Nevada Corporation	1,200	164,559
Gold Fields Limited ADR	16,000	181,440
Kinross Gold Corporation	37,500	222,514
Kirkland Lake Gold Limited	3,137	124,036
Lundin Gold Incorporated †	7,100	57,858
MAG Silver Corporation †	3,000	49,928
Marathon Gold Corporation †	7,000	16,494
Newcrest Mining Limited	6,600	109,483
Newmont Corporation	4,790	263,067
Northern Star Resources Limited	15,000	100,137
Pan American Silver Corporation	4,300	109,822
Pretium Resources Incorporated †	4,000	54,108
Royal Gold Incorporated	3,712	371,311
SilverCrest Metals Incorporated †	6,000	50,773
Skeena Resources Limited †	2,000	19,163
SSR Mining Incorporated	3,500	63,595
SSR Mining Incorporated - U.S. Exchange Traded Shares	1,272	23,091
Steel Dynamics Incorporated	8,889	531,562
Torex Gold Resources Incorporated †	6,200	67,899
Triple Flag Precious Metals Corporation	1,000	11,484
Wheaton Precious Metals Corporation	4,700	196,543
		3,627,961
Real estate: 5.49%
Equity REITs: 5.49%
Alexandria Real Estate Equities Incorporated	2,806	561,396
American Homes 4 Rent Class A	12,675	508,141
American Tower Corporation	5,496	1,442,590
Camden Property Trust	2,694	445,076
Duke Realty Corporation	10,130	590,883
Equinix Incorporated	1,644	1,335,257
Federal Realty Investment Trust	2,656	325,812
Four Corners Property Trust Incorporated	17,549	474,174
Gaming and Leisure Properties Incorporated	8,807	397,372
Healthcare Realty Trust Incorporated	10,277	321,876
Host Hotels & Resorts Incorporated †	16,246	255,062
Invitation Homes Incorporated	13,941	563,774
Life Storage Incorporated	4,610	609,165
Mid-America Apartment Communities Incorporated	2,053	423,431
Prologis Incorporated	7,527	1,134,695
SBA Communications Corporation	2,838	975,704
Simon Property Group Incorporated	2,390	365,288
Sun Communities Incorporated	4,151	782,796
VICI Properties Incorporated	26,671	725,451
Welltower Incorporated	7,754	617,373
		12,855,316
Total Common stocks (Cost $23,957,760)		34,779,183

The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  25

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 12.95%
Communication services: 1.46%
Diversified telecommunication services: 0.26%
CenturyLink Incorporated	6.75%	12-1-2023	$260,000	$ 280,033
Level 3 Financing Incorporated	5.38	5-1-2025	85,000	86,788
Lumen Technologies Incorporated	7.50	4-1-2024	215,000	233,275
				600,096
Entertainment: 0.19%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	170,000	171,161
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	255,000	276,410
				447,571
Media: 1.01%
CCO Holdings LLC 144A	5.13	5-1-2027	600,000	617,571
Cinemark USA Incorporated 144A	8.75	5-1-2025	335,000	355,938
Compression Partners LP	6.88	9-1-2027	20,000	20,512
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	205,343
DISH DBS Corporation	5.00	3-15-2023	200,000	203,200
DISH DBS Corporation	5.88	7-15-2022	190,000	192,375
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	320,000	332,000
Townsquare Media Incorporated 144A	6.88	2-1-2026	415,000	435,190
				2,362,129
Consumer discretionary: 1.44%
Auto components: 0.15%
Allison Transmission Incorporated 144A	5.88	6-1-2029	40,000	42,742
Clarios Global LP 144A	6.25	5-15-2026	136,000	141,333
Clarios Global LP 144A	6.75	5-15-2025	167,000	174,306
				358,381
Automobiles: 0.18%
Ford Motor Company	4.13	8-17-2027	400,000	421,968
Hotels, restaurants & leisure: 0.57%
Carnival Corporation 144A	10.50	2-1-2026	285,000	324,900
NCL Corporation Limited 144A	12.25	5-15-2024	358,000	423,192
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	325,000	344,713
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	221,000	246,720
				1,339,525
Household durables: 0.09%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	205,000	210,679
Internet & direct marketing retail: 0.06%
QVC Incorporated	4.38	3-15-2023	140,000	145,075
Leisure products: 0.10%
SeaWorld Parks & Entertainment Incorporated 144A	8.75	5-1-2025	210,000	223,650
Specialty retail: 0.20%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	259,000	314,685
Penske Automotive Group Incorporated	3.50	9-1-2025	140,000	141,575
				456,260
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods: 0.09%
G-III Apparel Group Limited 144A	7.88%	8-15-2025	$200,000	$ 212,750
Consumer staples: 0.26%
Food products: 0.26%
CHS Incorporated 144A	6.63	2-15-2025	315,000	326,403
Performance Food Group Incorporated 144A	6.88	5-1-2025	280,000	293,300
				619,703
Energy: 2.98%
Energy equipment & services: 0.33%
Oceaneering International Incorporated	4.65	11-15-2024	650,000	659,750
USA Compression Partners LP	6.88	4-1-2026	115,000	117,013
				776,763
Oil, gas & consumable fuels: 2.65%
Antero Midstream Company 144A	7.88	5-15-2026	105,000	112,443
Apache Corporation	4.63	11-15-2025	70,000	74,025
Buckeye Partners LP 144A	4.13	3-1-2025	35,000	35,214
Buckeye Partners LP	4.15	7-1-2023	200,000	204,500
Crestwood Midstream Partners LP	5.75	4-1-2025	605,000	606,788
DCP Midstream Operating LP	5.38	7-15-2025	455,000	485,440
EnLink Midstream Partners LP	4.15	6-1-2025	870,000	890,193
Enviva Partners LP 144A	6.50	1-15-2026	645,000	665,601
EQT Corporation	6.63	2-1-2025	85,000	94,872
Murphy Oil Corporation	5.75	8-15-2025	655,000	665,665
New Fortress Energy Incorporated 144A	6.50	9-30-2026	220,000	207,973
Occidental Petroleum Corporation	8.00	7-15-2025	305,000	347,182
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	529,000	542,172
Southwestern Energy Company	4.10	3-15-2022	225,000	224,420
Southwestern Energy Company	6.45	1-23-2025	127,000	137,801
Southwestern Energy Company	7.75	10-1-2027	110,000	117,890
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	360,000	381,600
Western Gas Partners LP	4.65	7-1-2026	385,000	410,988
				6,204,767
Financials: 1.99%
Consumer finance: 0.89%
LFS Topco LLC 144A	5.88	10-15-2026	75,000	77,615
Navient Corporation	5.88	10-25-2024	590,000	616,709
Navient Corporation	7.25	9-25-2023	145,000	155,875
OneMain Finance Corporation	3.50	1-15-2027	110,000	106,150
PRA Group Incorporated 144A	7.38	9-1-2025	200,000	212,000
Rocket Mortgage LLC 144A	2.88	10-15-2026	165,000	160,778
Springleaf Finance Corporation	6.13	3-15-2024	295,000	309,750
Springleaf Finance Corporation	8.88	6-1-2025	414,000	444,015
				2,082,892
Diversified financial services: 0.30%
Hat Holdings LLC 144A	3.38	6-15-2026	245,000	241,019
United Shore Financial Services LLC 144A	5.50	11-15-2025	450,000	447,750
				688,769
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  27

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.35%
Enact Holdings Incorporated 144A	6.50%	8-15-2025	$750,000	$ 815,471
Mortgage REITs: 0.25%
Starwood Property Trust Incorporated	4.75	3-15-2025	495,000	513,415
Starwood Property Trust Incorporated	5.00	12-15-2021	77,000	77,042
				590,457
Thrifts & mortgage finance: 0.20%
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	475,000	477,423
Health care: 0.87%
Health care providers & services: 0.87%
Magellan Health Incorporated	4.90	9-22-2024	828,000	890,100
Select Medical Corporation 144A	6.25	8-15-2026	364,000	382,167
Tenet Healthcare Corporation 144A	4.88	1-1-2026	375,000	383,438
Tenet Healthcare Corporation 144A	7.50	4-1-2025	220,000	231,334
Vizient Incorporated 144A	6.25	5-15-2027	150,000	156,375
				2,043,414
Industrials: 2.18%
Aerospace & defense: 0.51%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	525,000	540,750
TransDigm Group Incorporated 144A	6.25	3-15-2026	305,000	316,438
TransDigm Group Incorporated	7.50	3-15-2027	90,000	93,825
TransDigm Group Incorporated 144A	8.00	12-15-2025	231,000	243,416
				1,194,429
Airlines: 0.69%
American Airlines Group Incorporated 144A	5.00	6-1-2022	130,000	129,513
American Airlines Group Incorporated 144A	5.50	4-20-2026	385,000	393,181
Hawaiian Airlines Incorporated	3.90	7-15-2027	192,594	190,979
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	340,000	347,436
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	425,000	453,688
United Airlines Incorporated 144A	4.38	4-15-2026	90,000	90,358
				1,605,155
Commercial services & supplies: 0.46%
CoreCivic Incorporated	8.25	4-15-2026	425,000	437,533
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	620,000	629,734
				1,067,267
Construction & engineering: 0.05%
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	110,000	113,988
Electronic equipment, instruments & components: 0.02%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	55,000	58,098
Machinery: 0.00%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	10,000	10,700
Road & rail: 0.16%
Uber Technologies Incorporated 144A	7.50	5-15-2025	350,000	368,813
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors: 0.29%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50%	10-1-2025	$660,000	$ 672,652
Information technology: 0.36%
IT services: 0.32%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	585,000	650,813
Square Incorporated 144A	2.75	6-1-2026	85,000	84,587
				735,400
Technology hardware, storage & peripherals: 0.04%
NCR Corporation 144A	5.75	9-1-2027	98,000	101,561
Materials: 0.53%
Chemicals: 0.20%
Kraton Polymers LLC 144A	4.25	12-15-2025	450,000	464,625
Containers & packaging: 0.02%
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	53,250
Metals & mining: 0.22%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	195,000	205,969
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	274,000	308,335
				514,304
Paper & forest products: 0.09%
Clearwater Paper Corporation 144A	5.38	2-1-2025	185,000	199,795
Real estate: 0.40%
Equity REITs: 0.40%
Service Properties Trust Company	4.35	10-1-2024	500,000	487,660
Service Properties Trust Company	7.50	9-15-2025	420,000	445,786
				933,446
Utilities: 0.48%
Electric utilities: 0.04%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	100,000	102,299
Independent power & renewable electricity producers: 0.44%
NSG Holdings LLC 144A	7.75	12-15-2025	196,750	209,539
TerraForm Power Operating LLC 144A	4.25	1-31-2023	600,000	604,500
Vistra Operations Company LLC 144A	5.63	2-15-2027	200,000	205,379
				1,019,418
Total Corporate bonds and notes (Cost $30,175,769)				30,292,943
Loans: 4.06%
Communication services: 0.54%
Entertainment: 0.05%
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	1.88	10-17-2026	123,384	119,889
Media: 0.40%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	2.59	4-15-2027	365,114	357,943
Hubbard Radio LLC (3 Month LIBOR +4.25%) ‡±	5.25	3-28-2025	75,000	74,906
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  29

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.50%) ±	2.59%	9-18-2026	$325,000	$ 322,504
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	2.59	1-31-2028	175,000	172,594
				927,947
Wireless telecommunication services: 0.09%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) ±	4.25	10-2-2027	211,000	209,856
Consumer discretionary: 0.77%
Auto components: 0.28%
Clarios Global LP (1 Month LIBOR +3.25%) ±	3.34	4-30-2026	297,779	293,685
Tenneco Incorporated (3 Month LIBOR +3.00%) ±	3.09	10-1-2025	358,477	351,487
				645,172
Hotels, restaurants & leisure: 0.12%
Carnival Corporation (1 Month LIBOR +3.00%) ±	3.75	6-30-2025	79,224	77,956
Wyndham Hotels & Resorts Incorporated (3 Month LIBOR +1.75%) ±	1.84	5-30-2025	213,400	209,452
				287,408
Household durables: 0.10%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026	228,850	227,706
Leisure products: 0.16%
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	3.50	8-25-2028	374,023	371,686
Specialty retail: 0.11%
Rent-A-Center Incorporated (1 Month LIBOR +3.25%) ±	3.75	2-17-2028	199,000	196,678
Sally Beauty Holdings Incorporated (3 Month LIBOR +2.25%) ‡±	2.35	7-5-2024	62,605	62,057
				258,735
Energy: 0.26%
Oil, gas & consumable fuels: 0.26%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	4.75	4-14-2028	54,863	54,771
Apergy Corporation (1 Month LIBOR +5.00%) ±	6.00	6-3-2027	322,753	326,358
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ‡<±	5.50	9-29-2028	220,000	216,700
				597,829
Financials: 0.21%
Diversified financial services: 0.21%
Claros Mortgage Trust Incorporated (U.S. SOFR +4.50%) ‡<±	5.00	8-9-2026	120,000	119,700
Resolute Investment Managers Incorporated (1 Month LIBOR +3.75%) ‡±	5.25	4-30-2024	94,751	94,277
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	4.50	5-30-2025	285,000	284,407
				498,384
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.67%
Health care equipment & supplies: 0.24%
Ortho Clinical Diagnostics SA (3 Month LIBOR +3.00%) ±	3.08%	6-30-2025	$220,000	$ 218,570
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	347,762	346,169
				564,739
Health care providers & services: 0.26%
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	3.75	3-2-2028	2,836	2,799
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	60,951	60,146
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	1,924	1,899
Select Medical Corporation (3 Month LIBOR +2.25%) ±	2.35	3-6-2025	549,214	543,491
				608,335
Health care technology: 0.04%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	89,550	88,830
Pharmaceuticals: 0.13%
Bausch Health Companies Incorporated (3 Month LIBOR +3.00%) ±	3.09	6-2-2025	314,615	311,519
Industrials: 0.81%
Aerospace & defense: 0.03%
Spirit AeroSystems Incorporated (1 Month LIBOR +3.75%) ±	4.25	1-15-2025	74,438	74,298
Airlines: 0.38%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	5.50	4-20-2028	365,000	374,428
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	210,000	218,795
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	4.75	10-20-2027	215,000	225,705
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	59,700	59,451
				878,379
Building products: 0.09%
Advanced Drainage Systems Incorporated (1 Month LIBOR +2.25%) ±	2.38	7-31-2026	218,000	217,183
Commercial services & supplies: 0.15%
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.84	3-11-2025	364,323	355,579
Machinery: 0.06%
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	133,953	133,619
Road & rail: 0.05%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	3.59	4-4-2025	119,077	118,557
Software: 0.05%
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.84	4-16-2025	69,783	68,748
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.84	4-16-2025	56,648	55,807
				124,555
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  31

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.13%
Semiconductors & semiconductor equipment: 0.13%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	2.09%	9-19-2026	$308,700	$ 307,447
Materials: 0.53%
Chemicals: 0.04%
Ineos US Finance LLC (3 Month LIBOR +2.00%) ±	2.09	4-1-2024	107,711	106,679
Containers & packaging: 0.31%
Flex Acquisition Company Incorporated (3 Month LIBOR +3.00%) ±	3.13	6-29-2025	179,928	177,343
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	2-23-2028	324,370	321,584
Graham Packaging Company Incorporated (1 Month LIBOR +3.00%) ±	3.75	8-4-2027	218,900	217,046
				715,973
Paper & forest products: 0.18%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) <±	4.00	7-30-2027	423,938	422,280
Utilities: 0.14%
Electric utilities: 0.14%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	3.50	12-15-2027	325,000	324,594
Total Loans (Cost $9,557,238)				9,497,178
U.S. Treasury securities: 66.15%
TIPS	0.13	1-15-2023	398,081	414,672
TIPS	0.13	7-15-2024	2,633,742	2,826,180
TIPS	0.13	10-15-2024	3,955,559	4,248,827
TIPS	0.13	4-15-2025	3,971,431	4,272,314
TIPS	0.13	10-15-2025	2,093,058	2,267,289
TIPS	0.13	4-15-2026	5,804,690	6,293,893
TIPS	0.13	7-15-2026	3,884,831	4,237,500
TIPS	0.13	1-15-2030	4,477,536	4,983,649
TIPS	0.13	7-15-2030	4,043,806	4,528,694
TIPS	0.13	1-15-2031	4,562,348	5,102,047
TIPS	0.13	7-15-2031	2,788,683	3,130,152
TIPS	0.13	2-15-2051	3,155,292	3,784,831
TIPS	0.25	1-15-2025	4,805,825	5,179,308
TIPS	0.25	7-15-2029	2,203,556	2,476,562
TIPS	0.25	2-15-2050	3,904,708	4,783,724
TIPS	0.38	7-15-2023	4,920,739	5,220,115
TIPS	0.38	7-15-2025	2,694,925	2,943,626
TIPS	0.38	1-15-2027	3,026,054	3,345,267
TIPS	0.38	7-15-2027	3,700,224	4,127,846
TIPS	0.50	4-15-2024	3,387,656	3,635,775
TIPS	0.50	1-15-2028	2,846,643	3,202,807
TIPS	0.63	4-15-2023	4,361,788	4,599,215
TIPS	0.63	1-15-2024	5,319,228	5,703,002
TIPS	0.63	1-15-2026	5,708,211	6,305,337
TIPS	0.63	2-15-2043	2,189,173	2,763,147
TIPS	0.75	7-15-2028	3,726,107	4,295,066
TIPS	0.75	2-15-2042	2,955,749	3,790,344
TIPS	0.75	2-15-2045	1,694,755	2,212,251
TIPS	0.88	1-15-2029	3,063,281	3,565,612
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
TIPS	0.88%	2-15-2047	$1,675,984	$ 2,293,784
TIPS	1.00	2-15-2046	1,655,354	2,291,156
TIPS	1.00	2-15-2048	1,273,561	1,808,489
TIPS	1.00	2-15-2049	1,455,163	2,092,707
TIPS	1.38	2-15-2044	2,389,087	3,458,996
TIPS	1.75	1-15-2028	2,507,233	3,027,631
TIPS	2.00	1-15-2026	3,109,388	3,621,222
TIPS	2.13	2-15-2040	1,319,781	2,046,279
TIPS	2.13	2-15-2041	1,684,613	2,644,710
TIPS	2.38	1-15-2025	3,201,264	3,675,014
TIPS	2.38	1-15-2027	2,305,386	2,801,720
TIPS	2.50	1-15-2029	2,414,532	3,108,332
TIPS	3.38	4-15-2032	973,520	1,446,590
TIPS	3.63	4-15-2028	1,958,695	2,625,455
TIPS	3.88	4-15-2029	2,569,444	3,603,678
Total U.S. Treasury securities (Cost $138,744,059)				154,784,815
Yankee corporate bonds and notes: 1.04%
Communication services: 0.03%
Media: 0.03%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	65,000	65,813
Consumer discretionary: 0.10%
Auto components: 0.10%
Adient Global Holdings Limited 144A	4.88	8-15-2026	220,000	220,275
Consumer staples: 0.14%
Food products: 0.14%
Cooke Omega Investments Incorporated 144A	8.50	12-15-2022	330,000	337,013
Energy: 0.24%
Oil, gas & consumable fuels: 0.24%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	535,000	551,665
Financials: 0.16%
Diversified financial services: 0.16%
DAE Funding LLC 144A	2.63	3-20-2025	370,000	371,565
Health care: 0.13%
Pharmaceuticals: 0.13%
Teva Pharmaceutical Finance Netherlands III BV «	6.00	4-15-2024	295,000	306,725
Industrials: 0.24%
Airlines: 0.24%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	180,000	221,201
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	355,000	347,875
				569,076
Total Yankee corporate bonds and notes (Cost $2,425,529)				2,422,132

The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  33

Portfolio of investments—November 30, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.89%
Investment companies: 0.89%
Allspring Government Money Market Fund Select Class ♠∞##		0.03%	1,975,721	$ 1,975,721
Securities Lending Cash Investments LLC ♠∩∞		0.04	107,000	107,000
Total Short-term investments (Cost $2,082,721)				2,082,721
Total investments in securities (Cost $206,943,076)	99.95%			233,858,972
Other assets and liabilities, net	0.05			123,299
Total net assets	100.00%			$233,982,271

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury inflation-protected securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,265,095	$32,953,916	$(33,243,290)	$0	$0	$ 1,975,721	1,975,721	$363
Securities Lending Cash Investments LLC	0	1,438,725	(1,331,725)	0	0	107,000	107,000	12 #
				$0	$0	$2,082,721		$375

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2021 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	14	3-31-2022	$ 3,057,382	$ 3,062,281	$ 4,899	$ 0
Short
10-Year Ultra Futures	(3)	3-22-2022	(432,181)	(440,672)	0	(8,491)
U.S. Ultra Bond	(36)	3-22-2022	(6,953,385)	(7,220,250)	0	(266,865)
5-Year U.S. Treasury Notes	(63)	3-31-2022	(7,590,504)	(7,648,102)	0	(57,598)
					$4,899	$(332,954)
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  35

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $104,750 of securities loaned), at value (cost $204,860,355)	$ 231,776,251
Investments in affiliated securities, at value (cost $2,082,721)	2,082,721
Cash at broker segregated for futures contracts	336,000
Foreign currency, at value (cost $10,712)	10,536
Receivable for dividends and interest	849,609
Receivable for investments sold	470,208
Receivable for securities lending income, net	97
Prepaid expenses and other assets	38,470
Total assets	235,563,892
Liabilities
Payable for investments purchased	1,129,270
Overdraft due to custodian bank	144,877
Payable for daily variation margin on open futures contracts	136,820
Payable upon receipt of securities loaned	107,000
Advisory fee payable	60,818
Accrued expenses and other liabilities	2,836
Total liabilities	1,581,621
Total net assets	$233,982,271
The accompanying notes are an integral part of these financial statements.

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Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Interest	$ 5,628,064
Dividends (net of foreign withholdings taxes of $3,966)	365,716
Income from affiliated securities	667
Total investment income	5,994,447
Expenses
Advisory fee	460,143
Custody and accounting fees	17,869
Professional fees	36,546
Interest holder report expenses	10,195
Trustees’ fees and expenses	9,662
Other fees and expenses	10,138
Total expenses	544,553
Less: Fee waivers and/or expense reimbursements	(95,913)
Net expenses	448,640
Net investment income	5,545,807
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,673,367
Futures contracts	(79,187)
Net realized gains on investments	1,594,180
Net change in unrealized gains (losses) on
Unaffiliated securities	1,571,680
Futures contracts	(336,313)
Net change in unrealized gains (losses) on investments	1,235,367
Net realized and unrealized gains (losses) on investments	2,829,547
Net increase in net assets resulting from operations	$8,375,354
The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)	Year ended May 31, 2021
Operations
Net investment income	$ 5,545,807	$ 5,242,820
Net realized gains on investments	1,594,180	859,659
Net change in unrealized gains (losses) on investments	1,235,367	12,483,180
Net increase in net assets resulting from operations	8,375,354	18,585,659
Capital transactions
Transactions in investors’ beneficial interests
Contributions	27,296,888	97,022,259
Withdrawals	(41,031,911)	(38,320,850)
Net increase (decrease) in net assets resulting from capital transactions	(13,735,023)	58,701,409
Total increase (decrease) in net assets	(5,359,669)	77,287,068
Net assets
Beginning of period	239,341,940	162,054,872
End of period	$233,982,271	$239,341,940
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Real Return Portfolio

Financial highlights
		Year ended May 31
	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Total return[1]	3.80%	9.58%	5.92%	2.99%	1.67%	2.65%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.45%	0.45%	0.48%	0.52%
Net expenses[2]	0.39%	0.39%	0.39%	0.40%	0.41%	0.44%
Net investment income	4.82%	2.57%	2.16%	2.29%	2.40%	2.36%
Supplemental data
Portfolio turnover rate	14%	20%	24%	39%	29%	25%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers.
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  39

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the adviser to the Portfolio, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC).
Consummation of the transaction resulted in the automatic termination of the Portfolio’s advisory agreement and subadvisory agreement. The Portfolio’s Board of Trustees approved a new advisory agreement and subadvisory agreement which were approved by the Portfolio's interest holders on August 16, 2021. The new agreements became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Portfolio's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be

40  |  Allspring Real Return Portfolio

Notes to financial statements (unaudited)
frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan

Allspring Real Return Portfolio  |  41

Notes to financial statements (unaudited)
agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.

42  |  Allspring Real Return Portfolio

Notes to financial statements (unaudited)
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $207,000,107 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$27,302,375
Gross unrealized losses	(771,565)
Net unrealized gains	$26,530,810
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer staples	$ 10,917,010	$ 0	$ 0	$ 10,917,010
Energy	2,751,716	0	0	2,751,716
Materials	7,982,644	272,497	0	8,255,141
Real estate	12,855,316	0	0	12,855,316
Corporate bonds and notes	0	30,292,943	0	30,292,943
Loans	0	8,795,919	701,259	9,497,178
U.S. Treasury securities	154,784,815	0	0	154,784,815
Yankee corporate bonds and notes	0	2,422,132	0	2,422,132
Short-term investments
Investment companies	2,082,721	0	0	2,082,721
	191,374,222	41,783,491	701,259	233,858,972
Futures contracts	4,899	0	0	4,899
Total assets	$191,379,121	$41,783,491	$701,259	$233,863,871
Liabilities
Futures contracts	$ 332,954	$ 0	$ 0	$ 332,954
Total liabilities	$ 332,954	$ 0	$ 0	$ 332,954

Allspring Real Return Portfolio  |  43

Notes to financial statements (unaudited)
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended November 30, 2021, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.28% and declining to 0.18% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$12,644,595	$18,365,436	$21,888,716	$17,794,663
As of November 30, 2021, the Portfolio had unfunded loan commitments of $619,772.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at

44  |  Allspring Real Return Portfolio

Notes to financial statements (unaudited)
the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2021, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Credit Suisse Securities (USA) LLC	$104,750	$(104,750)	$0
7. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2021, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Portfolio had an average notional amount of $3,101,463 in long futures contracts and $13,590,014 in short futures contracts during the six months ended November 30, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Portfolio under the agreement.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Real Return Portfolio  |  45

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for Allspring Real Return Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	3,422,036
Shares voted “Against”	53,145
Shares voted “Abstain”	71,955
Proposal 2 – To consider and approve a new advisory agreement with Wells Fargo Funds Management, LLC* for Allspring Real Return Portfolio in which the Fund invests substantially all of its assets.
Shares voted “For”	3,423,535
Shares voted “Against”	50,485
Shares voted “Abstain”	73,116
Proposal 3 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC** for Allspring Real Return Portfolio.
Shares voted “For”	3,401,523
Shares voted “Against”	53,736
Shares voted “Abstain”	91,877
Proposal 4 – To approve the use of a "multi-manager" structure for Allspring Real Return Portfolio whereby Wells Fargo Funds Management, LLC* would be able, subject to Board approval, to select subadvisers and enter into or amend subadvisory agreements with them, without obtaining shareholder approval.
Shares voted “For”	3,397,942
Shares voted “Against”	75,245
Shares voted “Abstain”	73,949
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

46  |  Allspring Real Return Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Real Return Fund  |  47

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

48  |  Allspring Real Return Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Real Return Fund  |  49

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00200 01-22
SA288/SAR288 11-21

Semi-Annual Report
November 30, 2021
Allspring Asset Allocation Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Asset Allocation Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Asset Allocation Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Asset Allocation Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Asset Allocation Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Asset Allocation Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Christian L. Chan, CFA®‡

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EAAFX)	7-29-1996	7.70	8.20	6.04	14.25	9.50	6.67	1.22	1.13
Class C (EACFX)	10-3-2002	11.57	8.80	5.94	12.57	8.80	5.94	1.97	1.88
Class R (EAXFX)	10-10-2003	–	–	–	13.71	9.29	6.45	1.47	1.38
Administrator Class (EAIFX)	10-3-2002	–	–	–	14.34	9.85	6.96	1.14	0.95
Institutional Class (EAAIX)[3]	11-30-2012	–	–	–	14.55	9.87	7.06	0.89	0.80
Asset Allocation Blended Index[4]	–	–	–	–	12.81	11.10	8.89	–	–
Bloomberg U.S. Aggregate Bond Index[5]	–	–	–	–	-1.15	3.65	3.04	–	–
MSCI ACWI ex USA Index (Net)[6]	–	–	–	–	9.14	9.28	6.73	–	–
Russell 3000® Index[7]	–	–	–	–	26.34	17.51	15.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.46% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.13% for Class A, 1.88% for Class C, 1.38% for Class R, 0.95% for Administrator Class, and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	Source: Allspring Funds Management, LLC. The Asset Allocation Blended Index is composed 45% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index and 20% MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% MSCI ACWI Index (Net) and 35% Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.
[5]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Asset Allocation Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[6]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[7]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk, mortgage- and asset backed securities risk, geographic risk, and smaller-company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

Allspring Asset Allocation Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
Allspring Managed Fixed Income Portfolio	22.81
Allspring Disciplined U.S. Core Fund Class R6	14.04
Allspring Large Company Value Portfolio	11.64
Allspring Diversified Large Cap Growth Portfolio	11.18
Allspring Disciplined International Developed Markets Portfolio	8.51
Allspring Core Bond Portfolio	6.38
iShares Core MSCI EAFE ETF	3.89
Allspring Real Return Portfolio	3.54
Allspring C&B Large Cap Value Portfolio	3.40
Allspring Factor Enhanced International Equity Portfolio	3.17
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	35	35
Stock Funds	65	67
Effective Cash	0	(2)
[1]	Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8  |  Allspring Asset Allocation Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,016.56	$5.26	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Class C
Actual	$1,000.00	$1,012.64	$9.03	1.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.09	$9.05	1.79%
Class R
Actual	$1,000.00	$1,015.42	$6.52	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%
Administrator Class
Actual	$1,000.00	$1,017.38	$4.35	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36	0.86%
Institutional Class
Actual	$1,000.00	$1,018.29	$3.59	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.60	0.71%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Asset Allocation Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

		Shares	Value
Investment companies: 99.77%
Affiliated master portfolios: 76.74%
Allspring C&B Large Cap Value Portfolio			$ 62,099,176
Allspring Core Bond Portfolio			116,524,336
Allspring Disciplined International Developed Markets Portfolio			155,481,509
Allspring Diversified Large Cap Growth Portfolio			204,165,748
Allspring Emerging Growth Portfolio			19,520,738
Allspring Factor Enhanced Emerging Markets Equity Portfolio			22,478,407
Allspring Factor Enhanced International Equity Portfolio			57,952,150
Allspring Large Company Value Portfolio			212,517,860
Allspring Managed Fixed Income Portfolio			416,671,532
Allspring Real Return Portfolio			64,649,002
Allspring Small Company Growth Portfolio			20,230,910
Allspring Small Company Value Portfolio			49,233,016
			1,401,524,384
Exchange-traded funds: 6.58%
iShares Core MSCI EAFE ETF		972,114	70,944,880
iShares Core U.S. Aggregate Bond ETF		428,633	49,194,209
			120,139,089
Stock funds: 16.45%
Allspring Disciplined U.S. Core Fund Class R6 ♠		10,409,628	256,389,129
Allspring Emerging Markets Equity Fund Class R6 ♠		708,596	21,137,416
Allspring Emerging Markets Equity Income Fund Class R6 ♠		1,889,382	22,842,626
			300,369,171
Total Investment companies (Cost $1,563,870,429)			1,822,032,644
Total investments in securities (Cost $1,563,870,429)	99.77%		1,822,032,644
Other assets and liabilities, net	0.23		4,285,541
Total net assets	100.00%		$1,826,318,185

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$258,513,675	$ 0	$(26,221,827)	$ 5,743,009	$ 18,354,272	$ 256,389,129
Allspring Emerging Markets Equity Fund Class R6	23,640,299	1,388,553	0	0	(3,891,436)	21,137,416
Allspring Emerging Markets Equity Income Fund Class R6	24,636,790	778,357	(6,266)	1,274	(2,567,529)	22,842,626
				$5,744,283	$11,895,307	$300,369,171

The accompanying notes are an integral part of these financial statements.

10  |  Allspring Asset Allocation Fund

Portfolio of investments—November 30, 2021 (unaudited)
	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	10,409,628	$ 0
Allspring Emerging Markets Equity Fund Class R6	708,596	0
Allspring Emerging Markets Equity Income Fund Class R6	1,889,382	380,009
		$380,009
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	16.16%	17.05%	$ 4,242,971	$ (7,530,390)	$ 0	$ 546,444	$ 1,203	$ 62,099,176
Allspring Core Bond Portfolio	2.02	2.14	439,713	60,665	872,739	0	615	116,524,336
Allspring Disciplined International Developed Markets Portfolio	81.24	86.71	4,991,197	(13,061,776)	0	1,991,787	77,621	155,481,509
Allspring Diversified Large Cap Growth Portfolio	72.28	80.15	23,712,017	(4,963,193)	0	661,780	2,731	204,165,748
Allspring Emerging Growth Portfolio	1.99	3.46	8,840,652	(7,459,097)	0	8,364	6,172	19,520,738
Allspring Factor Enhanced Emerging Markets Equity Portfolio	13.38	13.11	634,632	(3,560,718)	0	361,341	85	22,478,407
Allspring Factor Enhanced International Equity Portfolio	8.72	8.40	1,669,498	(4,825,189)	0	760,206	208	57,952,150
Allspring Large Company Value Portfolio	76.48	85.11	11,694,984	(12,954,661)	0	2,182,762	315	212,517,860
Allspring Managed Fixed Income Portfolio	81.98	81.93	1,264,079	(551,109)	5,856,026	0	2,694	416,671,532
Allspring Real Return Portfolio	27.05	27.63	452,354	406,510	1,600,315	103,182	189	64,649,002
Allspring Small Company Growth Portfolio	1.53	1.99	3,837,582	(3,592,043)	0	17,107	1,067	20,230,910
Allspring Small Company Value Portfolio	8.40	8.17	3,965,587	(3,942,748)	0	429,969	1,548	49,233,016
			$65,745,266	$(61,973,749)	$8,329,080	$7,062,942	$94,448	$1,401,524,384
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  11

Portfolio of investments—November 30, 2021 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	101	12-9-2021	$ 18,356,660	$ 16,941,301	$ 0	$ (1,415,359)
Japanese Yen Futures	512	12-13-2021	56,263,636	56,588,800	325,164	0
E-Mini Nasdaq 100 Index	299	12-17-2021	92,946,391	96,579,990	3,633,599	0
E-Mini S&P 500 Financial Select Sector Index	151	12-17-2021	18,671,554	17,616,038	0	(1,055,516)
MSCI Emerging Markets Index	284	12-17-2021	18,379,509	17,214,660	0	(1,164,849)
Short
Euro FX Futures	(904)	12-13-2021	(132,848,201)	(127,989,450)	4,858,751	0
E-Mini S&P 500 Index	(284)	12-17-2021	(64,853,650)	(64,840,750)	12,900	0
					$8,830,414	$(3,635,724)
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Asset Allocation Fund

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $1,218,342,663)	$ 1,401,524,384
Investments in unaffiliated securities, at value (cost $122,353,490)	120,139,089
Investments in affiliated Underlying Funds, at value (cost $223,174,276)	300,369,171
Cash	965,947
Cash at broker segregated for futures contracts	7,939,102
Receivable for Fund shares sold	329,536
Prepaid expenses and other assets	38,768
Total assets	1,831,305,997
Liabilities
Payable for Fund shares redeemed	1,680,036
Payable for daily variation margin on open futures contracts	1,381,054
Management fee payable	615,241
Payable for investments purchased	366,142
Shareholder servicing fees payable	331,020
Administration fees payable	305,669
Distribution fees payable	28,792
Trustees’ fees and expenses payable	3,692
Accrued expenses and other liabilities	276,166
Total liabilities	4,987,812
Total net assets	$1,826,318,185
Net assets consist of
Paid-in capital	$ 1,318,439,919
Total distributable earnings	507,878,266
Total net assets	$1,826,318,185
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,491,664,390
Shares outstanding – Class A1	86,763,763
Net asset value per share – Class A	$17.19
Maximum offering price per share – Class A2	$18.24
Net assets – Class C	$ 44,233,045
Shares outstanding – Class C1	2,628,478
Net asset value per share – Class C	$16.83
Net assets – Class R	$ 3,459,303
Shares outstanding – Class R1	201,958
Net asset value per share – Class R	$17.13
Net assets – Administrator Class	$ 23,066,456
Shares outstanding – Administrator Class[1]	1,312,912
Net asset value per share – Administrator Class	$17.57
Net assets – Institutional Class	$ 263,894,991
Shares outstanding – Institutional Class[1]	15,285,477
Net asset value per share – Institutional Class	$17.26
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  13

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $286)	$ 8,329,080
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $433,949)	7,062,942
Dividends from unaffiliated securities	1,575,994
Dividends from affiliated Underlying Funds	380,009
Affiliated income allocated from affiliated Master Portfolios	94,448
Expenses allocated from affiliated Master Portfolios	(3,515,871)
Waivers allocated from affiliated Master Portfolios	323,009
Total investment income	14,249,611
Expenses
Management fee	2,600,511
Administration fees
Class A	1,615,332
Class C	51,434
Class R	3,658
Administrator Class	15,944
Institutional Class	175,033
Shareholder servicing fees
Class A	1,923,015
Class C	60,805
Class R	4,272
Administrator Class	30,272
Distribution fees
Class C	181,834
Class R	4,222
Custody and accounting fees	22,503
Professional fees	24,239
Registration fees	38,924
Shareholder report expenses	51,625
Trustees’ fees and expenses	10,012
Other fees and expenses	13,377
Total expenses	6,827,012
Less: Fee waivers and/or expense reimbursements
Fund-level	(411,343)
Class A	(81,413)
Class C	(24)
Administrator Class	(5,875)
Institutional Class	(4,003)
Net expenses	6,324,354
Net investment income	7,925,257
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	65,745,266
Affiliated Underlying Funds	5,744,283
Unaffiliated securities	357,608
Futures contracts	(2,463,357)
Net realized gains on investments	69,383,800
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(61,973,749)
Affiliated Underlying Funds	11,895,307
Unaffiliated securities	(3,244,730)
Futures contracts	9,476,664
Net change in unrealized gains (losses) on investments	(43,846,508)
Net realized and unrealized gains (losses) on investments	25,537,292
Net increase in net assets resulting from operations	$ 33,462,549
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Asset Allocation Fund

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 7,925,257		$ 21,667,464
Payment from affiliate		0		712,806
Net realized gains on investments		69,383,800		243,824,414
Net change in unrealized gains (losses) on investments		(43,846,508)		192,927,387
Net increase in net assets resulting from operations		33,462,549		459,132,071
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(55,986,187)
Class C		0		(700,025)
Class R		0		(109,599)
Administrator Class		0		(921,907)
Institutional Class		0		(10,355,792)
Total distributions to shareholders		0		(68,073,510)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	768,872	13,269,367	6,250,034	93,969,141
Class C	81,991	1,382,872	279,606	4,416,662
Class R	5,571	95,826	30,203	464,911
Administrator Class	25,544	446,089	127,077	2,046,652
Institutional Class	840,136	14,491,828	1,785,909	27,785,977
		29,685,982		128,683,343
Reinvestment of distributions
Class A	0	0	3,223,356	50,235,396
Class C	0	0	45,235	683,050
Class R	0	0	6,360	98,865
Administrator Class	0	0	53,449	850,269
Institutional Class	0	0	504,693	7,879,021
		0		59,746,601
Payment for shares redeemed
Class A	(5,302,502)	(91,348,714)	(13,048,794)	(200,591,180)
Class C	(620,883)	(10,506,323)	(6,233,258)	(89,970,179)
Class R	(5,761)	(99,535)	(155,015)	(2,300,175)
Administrator Class	(163,229)	(2,871,950)	(302,421)	(4,691,747)
Institutional Class	(1,304,586)	(22,552,331)	(3,567,623)	(54,922,613)
		(127,378,853)		(352,475,894)
Net decrease in net assets resulting from capital share transactions		(97,692,871)		(164,045,950)
Total increase (decrease) in net assets		(64,230,322)		227,012,611
Net assets
Beginning of period		1,890,548,507		1,663,535,896
End of period		$1,826,318,185		$1,890,548,507
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31		Year ended April 30
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020 [1]	2020	2019	2018	2017
Net asset value, beginning of period	$16.90	$13.57	$13.12	$13.49	$14.33	$13.62	$12.71
Net investment income (loss)	0.07 [2]	0.18 [2]	0.02	0.21 [2]	0.15 [2]	(0.12)	(0.09)
Payment from affiliate	0.00	0.00 [3]	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.22	3.75	0.43	(0.36)	0.04	1.08	1.20
Total from investment operations	0.29	3.93	0.45	(0.15)	0.19	0.96	1.11
Distributions to shareholders from
Net investment income	0.00	(0.41)	0.00	(0.06)	(0.06)	(0.25)	(0.20)
Net realized gains	0.00	(0.19)	0.00	(0.16)	(0.97)	0.00	0.00
Total distributions to shareholders	0.00	(0.60)	0.00	(0.22)	(1.03)	(0.25)	(0.20)
Net asset value, end of period	$17.19	$16.90	$13.57	$13.12	$13.49	$14.33	$13.62
Total return[4]	1.72%	29.45% [5]	3.43%	(1.26)%	1.96%	7.01%	8.86%
Ratios to average net assets (annualized)
Gross expenses	1.09% *	1.14% *	1.21% *	1.22% *	1.18% *,6	0.82% [6]	0.80% [6]
Net expenses	1.04% *	1.04% *	1.05% *	1.05% *	1.04% *,6	0.82% [6]	0.80% [6]
Net investment income (loss)	0.81% *	1.19% *	1.22% *	1.54% *	1.08% *,6	(0.82)% [6]	(0.80)% [6]
Supplemental data
Portfolio turnover rate	62% [7]	137% [7]	13% [7]	109% [7]	189% [7]	0% [8]	0% [8]
Net assets, end of period (000s omitted)	$1,491,664	$1,542,707	$1,287,856	$1,253,699	$1,472,484	$1,348,107	$1,413,776

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.40%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	For year ended May 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[7]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Asset Allocation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31		Year ended April 30
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020 [1]	2020	2019	2018	2017
Net asset value, beginning of period	$16.60	$13.01	$12.58	$12.99	$13.87	$13.17	$12.28
Net investment income (loss)	0.01 [2]	0.06 [2]	0.01 [2]	0.11 [2]	0.03 [2]	(0.22) [2]	(0.19) [2]
Payment from affiliate	0.00	0.17	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.22	3.54	0.42	(0.36)	0.06	1.03	1.18
Total from investment operations	0.23	3.77	0.43	(0.25)	0.09	0.81	0.99
Distributions to shareholders from
Net realized gains	0.00	(0.18)	0.00	(0.16)	(0.97)	(0.11)	(0.10)
Net asset value, end of period	$16.83	$16.60	$13.01	$12.58	$12.99	$13.87	$13.17
Total return[3]	1.39%	29.19% [4]	3.42%	(2.02)%	1.21%	6.16%	8.08%
Ratios to average net assets (annualized)
Gross expenses	1.83% *	1.89% *	1.96% *	1.97% *	1.92% *,5	1.57% [5]	1.55% [5]
Net expenses	1.79% *	1.79% *	1.79% *	1.80% *	1.78% *,5	1.57% [5]	1.55% [5]
Net investment income (loss)	0.07% *	0.43% *	0.47% *	0.82% *	0.23% *,5	(1.57)% [5]	(1.55)% [5]
Supplemental data
Portfolio turnover rate	62% [6]	137% [6]	13% [6]	109% [6]	189% [6]	0% [7]	0% [7]
Net assets, end of period (000s omitted)	$44,233	$52,586	$118,081	$120,029	$237,096	$905,336	$1,232,098

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.34%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020[1]	0.44%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.38%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 1.29% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[7]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31		Year ended April 30
Class R	Six months ended November 30, 2021 (unaudited)	2021	2020 [1]	2020	2019	2018	2017
Net asset value, beginning of period	$16.86	$13.47	$13.02	$13.37	$14.20	$13.49	$12.58
Net investment income (loss)	0.05 [2]	0.14 [2]	0.01 [2]	0.18 [2]	0.11 [2]	(0.15) [2]	(0.13) [2]
Payment from affiliate	0.00	0.07	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.22	3.71	0.44	(0.37)	0.05	1.05	1.21
Total from investment operations	0.27	3.92	0.45	0.19	0.16	0.90	1.08
Distributions to shareholders from
Net investment income	0.00	(0.34)	0.00	0.00	(0.02)	(0.19)	(0.17)
Net realized gains	0.00	(0.19)	0.00	(0.16)	(0.97)	0.00	0.00
Total distributions to shareholders	0.00	(0.53)	0.00	(0.16)	(0.99)	(0.19)	(0.17)
Net asset value, end of period	$17.13	$16.86	$13.47	$13.02	$13.37	$14.20	$13.49
Total return[3]	1.60%	29.44% [4]	3.46%	(1.51)%	1.73%	6.70%	8.64%
Ratios to average net assets (annualized)
Gross expenses	1.33% *	1.37% *	1.44% *	1.47% *	1.42% *,5	1.06% [5]	1.05% [5]
Net expenses	1.29% *	1.28% *	1.27% *	1.30% *	1.29% *,5	1.06% [5]	1.05% [5]
Net investment income (loss)	0.56% *	0.95% *	0.99% *	1.32% *	0.77% *,5	(1.06)% [5]	(1.05)% [5]
Supplemental data
Portfolio turnover rate	62% [6]	137% [6]	13% [6]	109% [6]	189% [6]	0% [7]	0% [7]
Net assets, end of period (000s omitted)	$3,459	$3,407	$4,318	$4,106	$7,619	$15,658	$20,244

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.39%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 0.51% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[7]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Asset Allocation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31		Year ended April 30
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020 [1]	2020	2019	2018	2017
Net asset value, beginning of period	$17.25	$13.75	$13.29	$13.66	$14.49	$13.78	$12.84
Net investment income (loss)	0.09 [2]	0.21 [2]	0.02 [2]	0.24 [2]	0.16 [2]	(0.09) [2]	(0.08) [2]
Payment from affiliate	0.00	0.12	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.23	3.81	0.44	(0.37)	0.06	1.07	1.24
Total from investment operations	0.32	4.14	0.46	(0.13)	0.22	0.98	1.16
Distributions to shareholders from
Net investment income	0.00	(0.45)	0.00	(0.08)	(0.08)	(0.27)	(0.22)
Net realized gains	0.00	(0.19)	0.00	(0.16)	(0.97)	0.00	0.00
Total distributions to shareholders	0.00	(0.64)	0.00	(0.24)	(1.05)	(0.27)	(0.22)
Net asset value, end of period	$17.57	$17.25	$13.75	$13.29	$13.66	$14.49	$13.78
Total return[3]	1.86%	30.62% [4]	3.46%	(1.08)%	2.18%	7.10%	9.14%
Ratios to average net assets (annualized)
Gross expenses	1.01% *	1.06% *	1.13% *	1.14% *	1.08% *,5	0.73% [5]	0.72% [5]
Net expenses	0.86% *	0.87% *	0.86% *	0.86% *	0.86% *,5	0.64% [5]	0.64% [5]
Net investment income (loss)	0.99% *	1.36% *	1.40% *	1.74% *	1.17% *,5	(0.64)% [5]	(0.64)% [5]
Supplemental data
Portfolio turnover rate	62% [6]	137% [6]	13% [6]	109% [6]	189% [6]	0% [7]	0% [7]
Net assets, end of period (000s omitted)	$23,066	$25,026	$21,628	$21,316	$31,610	$69,607	$92,600

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.44%
Year ended April 30, 2019	0.38%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 0.90% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[7]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31		Year ended April 30
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020 [1]	2020	2019	2018	2017
Net asset value, beginning of period	$16.94	$13.61	$13.14	$13.52	$14.36	$13.66	$12.74
Net investment income (loss)	0.10 [2]	0.24	0.02 [2]	0.26 [2]	0.19 [2]	(0.06) [2]	(0.06) [2]
Net realized and unrealized gains (losses) on investments	0.22	3.74	0.45	(0.38)	0.05	1.06	1.23
Total from investment operations	0.32	3.98	0.47	(0.12)	0.24	1.00	1.17
Distributions to shareholders from
Net investment income	0.00	(0.46)	0.00	(0.10)	(0.11)	(0.30)	(0.25)
Net realized gains	0.00	(0.19)	0.00	(0.16)	0.97	0.00	0.00
Total distributions to shareholders	0.00	(0.65)	0.00	(0.26)	(1.08)	(0.30)	(0.25)
Net asset value, end of period	$17.26	$16.94	$13.61	$13.14	$13.52	$14.36	$13.66
Total return[3]	1.89%	29.76%	3.58%	(1.01)%	2.39%	7.33%	9.34%
Ratios to average net assets (annualized)
Gross expenses	0.76% *	0.81% *	0.88% *	0.89% *	0.84% *,4	0.49% [4]	0.47% [4]
Net expenses	0.71% *	0.71% *	0.72% *	0.72% *	0.69% *,4	0.44% [4]	0.44% [4]
Net investment income (loss)	1.13% *	1.52% *	1.55% *	1.88% *	1.34% *,4	(0.44)% [4]	(0.44)% [4]
Supplemental data
Portfolio turnover rate	62% [5]	137% [5]	13% [5]	109% [5]	189% [6]	0% [6]	0% [6]
Net assets, end of period (000s omitted)	$263,895	$266,822	$231,652	$227,529	$311,958	$572,803	$672,544

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.38%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Asset Allocation Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The investment management and subadvisory agreements were replaced with an interim agreements on November 1, 2021 at the same fee rates. The Fund's Board of Trustees approved a new investment management agreement and a new subadvisory agreement which are pending shareholder approval at a Special Meeting of Shareholders expected to be held on February 11, 2022. New investment management and subadvisory agreements will become effective upon shareholder approval.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Allspring Asset Allocation Fund  |  21

Notes to financial statements (unaudited)
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

22  |  Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $1,563,870,390 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$269,207,030
Gross unrealized losses	(5,850,086)
Net unrealized gains	$263,356,944
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 420,508,260	$0	$0	$ 420,508,260
Investments measured at net asset value*				1,401,524,384
	1,822,032,644	0	0	1,822,032,644
Futures contracts	8,830,414	0	0	8,830,414
Total assets	$1,830,863,058	$0	$0	$1,830,863,058
Liabilities
Futures contracts	$ 3,635,724	$0	$0	$ 3,635,724
Total liabilities	$ 3,635,724	$0	$0	$ 3,635,724

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $1,401,524,384. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

Allspring Asset Allocation Fund  |  23

Notes to financial statements (unaudited)
For the six months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

24  |  Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.13%
Class C	1.88
Class R	1.38
Administrator Class	0.95
Institutional Class	0.80
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor received $9,488 in contingent deferred sales charges from Class A shares for the six months ended November 30, 2021. No front-end sales charges were incurred by Class A shares and no contingent deferred sales charges were incurred by Class C shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.

Allspring Asset Allocation Fund  |  25

Notes to financial statements (unaudited)
Other transactions
On August 14, 2020, Class A, Class C, Class R, and Administration Class of the Fund were reimbursed by Allspring Funds Management in the amount of $2,100, $525,311, $13,410 and $171,985, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund's ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$333,177,420	$667,543,312	$329,300,984	$741,857,022
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2021, the Fund entered into futures contracts for hedging purposes. The Fund had an average notional amount of $257,192,281 in long futures contracts and $224,672,575 in short futures contracts during the six months ended November 30, 2021.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2021 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 3,646,499*	Unrealized losses on futures contracts	$ 3,635,724*
Foreign currency risk	Unrealized gains on futures contracts	5,183,915*	Unrealized losses on futures contracts	0*
		$8,830,414		$3,635,724

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2021 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2021 was as follows:
	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (4,426,985)	$ 794,431
Interest rate risk	0	272,700
Foreign currency risk	1,797,628	8,409,533
	$(2,463,357)	$9,476,664
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency

26  |  Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Asset Allocation Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Asset Allocation Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Asset Allocation Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

30  |  Allspring Asset Allocation Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Asset Allocation Fund  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00189 01-22
SA224/SAR224 11-21

Semi-Annual Report
November 30, 2021
Allspring Growth Balanced Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Growth Balanced Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Growth Balanced Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Growth Balanced Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Growth Balanced Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Growth Balanced Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Christian L. Chan, CFA®‡

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFGBX)	10-14-1998	7.67	8.94	9.36	14.23	10.24	10.01	1.30	1.13
Class C (WFGWX)	10-1-1998	12.21	9.41	9.19	13.21	9.41	9.19	2.05	1.88
Administrator Class (NVGBX)	11-11-1994	–	–	–	14.37	10.46	10.26	1.22	0.95
Growth Balanced Blended Index[3]	–	–	–	–	12.81	11.05	10.23	–	–
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	-1.15	3.65	3.04	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	9.14	9.28	6.73	–	–
Russell 3000® Index[6]	–	–	–	–	26.34	17.51	15.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.46% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.13% for Class A, 1.88% for Class C, and 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Source: Allspring Funds Management, LLC. The Growth Balanced Blended Index is composed 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index, and 20% of the MSCI ACWI ex USA Index (Net). Prior to November 30, 2017, the Growth Balanced Blended Index was composed 35% of the Bloomberg U.S. Aggregate Bond Index, 16.25% of the Russell 1000® Growth Index, 16.25% of the Russell 1000® Value Index, 16.25% of the S&P 500 Index, 9.75% of the MSCI EAFE Index (Net), and 6.50% of the Russell 2000® Index. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Growth Balanced Fund

Performance highlights (unaudited)
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Growth Balanced Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
Allspring Managed Fixed Income Portfolio	22.36
Allspring Disciplined U.S. Core Fund Class R6	13.95
Allspring Large Company Value Portfolio	11.60
Allspring Diversified Large Cap Growth Portfolio	11.11
Allspring Disciplined International Developed Markets Portfolio	8.48
Allspring Core Bond Portfolio	6.93
iShares Core MSCI EAFE ETF	3.86
Allspring Real Return Portfolio	3.55
Allspring C&B Large Cap Value Portfolio	3.39
Allspring Factor Enhanced International Equity Portfolio	3.16
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2021
	Neutral allocation	Effective allocation[1]
Bonds	35	35
Stocks	65	67
Effective Cash	0	(2)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Growth Balanced Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,016.84	$5.26	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Class C
Actual	$1,000.00	$1,012.92	$9.03	1.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.09	$9.05	1.79%
Administrator Class
Actual	$1,000.00	$1,017.64	$4.35	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36	0.86%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Growth Balanced Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

		Shares	Value
Investment companies: 99.59%
Affiliated master portfolios: 76.64%
Allspring C&B Large Cap Value Portfolio			$ 7,993,119
Allspring Core Bond Portfolio			16,363,515
Allspring Disciplined International Developed Markets Portfolio			20,012,911
Allspring Diversified Large Cap Growth Portfolio			26,213,634
Allspring Emerging Growth Porfolio			2,491,343
Allspring Factor Enhanced Emerging Markets Equity Portfolio			2,917,952
Allspring Factor Enhanced International Equity Portfolio			7,456,717
Allspring Large Company Value Portfolio			27,384,861
Allspring Managed Fixed Income Portfolio			52,762,287
Allspring Real Return Portfolio			8,375,280
Allspring Small Company Growth Portfolio			2,589,874
Allspring Small Company Value Portfolio			6,311,481
			180,872,974
Exchange-traded funds: 6.58%
iShares Core MSCI EAFE ETF		124,881	9,113,816
iShares Core U.S. Aggregate Bond ETF		55,817	6,406,117
			15,519,933
Stock funds: 16.37%
Allspring Disciplined U.S. Core Fund Class R6 ♠		1,336,829	32,926,088
Allspring Emerging Markets Equity Fund Class R6 ♠		93,136	2,778,250
Allspring Emerging Markets Equity Income Fund Class R6 ♠		242,516	2,932,015
			38,636,353
Total Investment companies (Cost $192,302,827)			235,029,260
Total investments in securities (Cost $192,302,827)	99.59%		235,029,260
Other assets and liabilities, net	0.41		964,678
Total net assets	100.00%		$235,993,938

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$32,623,137	$ 0	$(2,789,241)	$ 222,839	$ 2,869,353	$ 32,926,088
Allspring Emerging Markets Equity Fund Class R6	2,962,887	317,415	0	0	(502,052)	2,778,250
Allspring Emerging Markets Equity Income Fund Class R6	3,069,290	188,414	0	0	(325,689)	2,932,015
				$222,839	$2,041,612	$38,636,353

The accompanying notes are an integral part of these financial statements.

10  |  Allspring Growth Balanced Fund

Portfolio of investments—November 30, 2021 (unaudited)
	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	1,336,829	$ 0
Allspring Emerging Markets Equity Fund Class R6	93,136	0
Allspring Emerging Markets Equity Income Fund Class R6	242,516	47,978
		$47,978
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	2.05%	2.19%	$ 543,786	$ (966,799)	$ 0	$ 69,770	$ 154	$ 7,993,119
Allspring Core Bond Portfolio	0.28	0.30	62,735	2,554	121,364	0	86	16,363,515
Allspring Disciplined International Developed Markets Portfolio	10.29	11.16	640,385	(1,690,482)	0	255,179	9,970	20,012,911
Allspring Diversified Large Cap Growth Portfolio	9.05	10.29	3,039,997	(664,459)	0	84,760	347	26,213,634
Allspring Emerging Growth Porfolio	0.25	0.44	1,125,376	(948,903)	0	1,064	789	2,491,343
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.67	1.70	82,804	(454,067)	0	45,855	11	2,917,952
Allspring Factor Enhanced International Equity Portfolio	1.11	1.08	214,972	(622,267)	0	97,396	27	7,456,717
Allspring Large Company Value Portfolio	9.70	10.97	1,495,766	(1,663,185)	0	278,999	41	27,384,861
Allspring Managed Fixed Income Portfolio	10.14	10.37	166,025	(90,918)	716,133	0	337	52,762,287
Allspring Real Return Portfolio	3.39	3.58	58,925	50,215	204,623	13,227	24	8,375,280
Allspring Small Company Growth Portfolio	0.19	0.25	487,291	(456,403)	0	2,013	135	2,589,874
Allspring Small Company Value Portfolio	1.06	1.05	508,440	(499,434)	0	55,180	199	6,311,481
			$8,426,502	$(8,004,148)	$1,042,120	$903,443	$12,120	$180,872,974
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	13	12-9-2021	$ 2,362,739	$ 2,180,564	$ 0	$ (182,175)
Japanese Yen Futures	66	12-13-2021	7,252,734	7,294,650	41,916	0
E-Mini Nasdaq 100 Index	39	12-17-2021	12,123,442	12,597,390	473,948	0
E-Mini S&P 500 Financial Select Sector Index	20	12-17-2021	2,473,054	2,333,250	0	(139,804)
MSCI Emerging Markets Index	35	12-17-2021	2,265,080	2,121,525	0	(143,555)
Short
Euro FX Futures	(117)	12-13-2021	(17,188,257)	(16,565,006)	623,251	0
E-Mini S&P 500 Index	(37)	12-17-2021	(8,449,243)	(8,447,563)	1,680	0
					$1,140,795	$(465,534)
The accompanying notes are an integral part of these financial statements.

Allspring Growth Balanced Fund  |  11

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $148,508,366)	$ 180,872,974
Investments in unaffiliated securities, at value (cost $15,804,669)	15,519,933
Investments in affiliated Underlying Funds, at value (cost $27,989,792)	38,636,353
Cash	156,521
Cash at broker segregated for futures contracts	1,145,894
Receivable for daily variation margin on open futures contracts	197,787
Receivable for Fund shares sold	173,706
Prepaid expenses and other assets	42,121
Total assets	236,745,289
Liabilities
Payable for daily variation margin on open futures contracts	378,190
Payable for Fund shares redeemed	130,748
Shareholder servicing fees payable	49,827
Payable for investments purchased	44,589
Shareholder report expenses payable	43,231
Administration fees payable	32,174
Management fee payable	25,841
Distribution fee payable	5,630
Trustees’ fees and expenses payable	1,951
Accrued expenses and other liabilities	39,170
Total liabilities	751,351
Total net assets	$235,993,938
Net assets consist of
Paid-in capital	$ 164,244,486
Total distributable earnings	71,749,452
Total net assets	$235,993,938
Computation of net asset value and offering price per share
Net assets – Class A	$ 82,548,205
Shares outstanding – Class A1	1,438,778
Net asset value per share – Class A	$57.37
Maximum offering price per share – Class A2	$60.87
Net assets – Class C	$ 8,834,376
Shares outstanding – Class C1	181,669
Net asset value per share – Class C	$48.63
Net assets – Administrator Class	$ 144,611,357
Shares outstanding – Administrator Class[1]	2,881,469
Net asset value per share – Administrator Class	$50.19
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Growth Balanced Fund

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $40)	$ 1,042,120
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $55,587)	903,443
Dividends from unaffiliated securities	220,243
Dividends from affiliated Underlying Funds	47,978
Affiliated income allocated from affiliated Master Portfolios	12,120
Expenses allocated from affiliated Master Portfolios	(449,836)
Waivers allocated from affiliated Master Portfolios	40,859
Total investment income	1,816,927
Expenses
Management fee	362,076
Administration fees
Class A	88,213
Class C	9,908
Administrator Class	96,159
Shareholder servicing fees
Class A	105,015
Class C	11,775
Administrator Class	184,182
Distribution fee
Class C	35,326
Custody and accounting fees	7,819
Professional fees	19,185
Registration fees	2,920
Shareholder report expenses	2,646
Trustees’ fees and expenses	9,967
Other fees and expenses	4,767
Total expenses	939,958
Less: Fee waivers and/or expense reimbursements
Fund-level	(108,882)
Class A	(4,189)
Administrator Class	(79,061)
Net expenses	747,826
Net investment income	1,069,101
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	8,426,502
Affiliated Underlying Funds	222,839
Unaffiliated securities	51,928
Futures contracts	(281,576)
Net realized gains on investments	8,419,693
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(8,004,148)
Affiliated Underlying Funds	2,041,612
Unaffiliated securities	(416,436)
Futures contracts	1,195,435
Net change in unrealized gains (losses) on investments	(5,183,537)
Net realized and unrealized gains (losses) on investments	3,236,156
Net increase in net assets resulting from operations	$ 4,305,257
The accompanying notes are an integral part of these financial statements.

Allspring Growth Balanced Fund  |  13

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 1,069,101		$ 2,793,792
Net realized gains on investments		8,419,693		31,671,306
Net change in unrealized gains (losses) on investments		(5,183,537)		22,293,655
Net increase in net assets resulting from operations		4,305,257		56,758,753
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(4,537,603)
Class C		0		(577,341)
Administrator Class		0		(9,295,207)
Total distributions to shareholders		0		(14,410,151)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	41,551	2,394,926	101,624	5,268,635
Class C	4,914	240,998	20,044	915,152
Administrator Class	59,616	2,992,999	157,869	7,209,637
		5,628,923		13,393,424
Reinvestment of distributions
Class A	0	0	85,990	4,440,603
Class C	0	0	12,805	561,013
Administrator Class	0	0	205,233	9,281,044
		0		14,282,660
Payment for shares redeemed
Class A	(76,388)	(4,390,939)	(194,217)	(10,010,832)
Class C	(23,097)	(1,136,706)	(86,892)	(3,822,827)
Administrator Class	(139,395)	(7,042,903)	(574,313)	(25,780,552)
		(12,570,548)		(39,614,211)
Net decrease in net assets resulting from capital share transactions		(6,941,625)		(11,938,127)
Total increase (decrease) in net assets		(2,636,368)		30,410,475
Net assets
Beginning of period		238,630,306		208,219,831
End of period		$235,993,938		$238,630,306
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Growth Balanced Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$56.39	$46.33	$45.15	$47.12	$43.91	$39.99
Net investment income	0.23 [1]	0.61 [1]	0.65 [1]	0.72 [1]	0.53	0.41
Net realized and unrealized gains (losses) on investments	0.75	12.62	1.80	(0.60)	3.13	3.93
Total from investment operations	0.98	13.23	2.45	0.12	3.66	4.34
Distributions to shareholders from
Net investment income	0.00	(0.50)	(0.47)	(1.26)	(0.45)	(0.42)
Net realized gains	0.00	(2.67)	(0.80)	(0.83)	0.00	0.00
Total distributions to shareholders	0.00	(3.17)	(1.27)	(2.09)	(0.45)	(0.42)
Net asset value, end of period	$57.37	$56.39	$46.33	$45.15	$47.12	$43.91
Total return[2]	1.74%	29.31%	5.31%	0.53%	8.34%	10.93%
Ratios to average net assets (annualized)*
Gross expenses	1.14%	1.22%	1.32%	1.33%	1.35%	1.34%
Net expenses	1.04%	1.05%	1.04%	1.07%	1.17%	1.20%
Net investment income	0.80%	1.18%	1.40%	1.55%	1.27%	1.10%
Supplemental data
Portfolio turnover rate[3]	58%	140%	116%	149%	114%	114%
Net assets, end of period (000s omitted)	$82,548	$83,102	$68,581	$68,832	$62,473	$65,514

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.47%
Year ended May 31, 2018	0.51%
Year ended May 31, 2017	0.50%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Allspring Growth Balanced Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$47.98	$39.81	$38.95	$40.86	$38.14	$34.82
Net investment income	0.01 [1]	0.19 [1]	0.26 [1]	0.37 [1]	0.14	0.13 [1]
Net realized and unrealized gains (losses) on investments	0.64	10.80	1.54	(0.56)	2.74	3.38
Total from investment operations	0.65	10.99	1.80	(0.19)	2.88	3.51
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.14)	(0.89)	(0.16)	(0.19)
Net realized gains	0.00	(2.67)	(0.80)	(0.83)	0.00	0.00
Total distributions to shareholders	0.00	(2.82)	(0.94)	(1.72)	(0.16)	(0.19)
Net asset value, end of period	$48.63	$47.98	$39.81	$38.95	$40.86	$38.14
Total return[2]	1.35%	28.35%	4.52%	(0.23)%	7.55%	10.10%
Ratios to average net assets (annualized)*
Gross expenses	1.89%	1.97%	2.07%	2.08%	2.10%	2.09%
Net expenses	1.79%	1.80%	1.79%	1.82%	1.92%	1.95%
Net investment income	0.05%	0.43%	0.64%	0.93%	0.52%	0.35%
Supplemental data
Portfolio turnover rate[3]	58%	140%	116%	149%	114%	114%
Net assets, end of period (000s omitted)	$8,834	$9,588	$10,108	$11,434	$16,649	$16,463

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.48%
Year ended May 31, 2018	0.51%
Year ended May 31, 2017	0.50%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Growth Balanced Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$49.28	$40.83	$39.93	$42.04	$39.22	$35.78
Net investment income	0.28	0.68	0.84	1.05	0.75	0.50 [1]
Net realized and unrealized gains (losses) on investments	0.63	11.03	1.41	(0.90)	2.63	3.47
Total from investment operations	0.91	11.71	2.25	0.15	3.38	3.97
Distributions to shareholders from
Net investment income	0.00	(0.59)	(0.55)	(1.43)	(0.56)	(0.53)
Net realized gains	0.00	(2.67)	(0.80)	(0.83)	0.00	0.00
Total distributions to shareholders	0.00	(3.26)	(1.35)	(2.26)	(0.56)	(0.53)
Net asset value, end of period	$50.19	$49.28	$40.83	$39.93	$42.04	$39.22
Total return[2]	1.85%	29.56%	5.51%	0.70%	8.63%	11.19%
Ratios to average net assets (annualized)*
Gross expenses	1.06%	1.14%	1.24%	1.25%	1.27%	1.26%
Net expenses	0.86%	0.86%	0.86%	0.89%	0.92%	0.95%
Net investment income	0.99%	1.37%	1.57%	1.72%	1.51%	1.34%
Supplemental data
Portfolio turnover rate[3]	58%	140%	116%	149%	114%	114%
Net assets, end of period (000s omitted)	$144,611	$145,940	$129,531	$138,788	$157,889	$162,693

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.47%
Year ended May 31, 2018	0.51%
Year ended May 31, 2017	0.50%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Allspring Growth Balanced Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Growth Balanced Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement and subadvisory agreement. The Fund’s Board of Trustees approved a new investment management agreement and subadvisory agreement which were submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on August 16, 2021. The new agreements became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

18  |  Allspring Growth Balanced Fund

Notes to financial statements (unaudited)
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Allspring Growth Balanced Fund  |  19

Notes to financial statements (unaudited)
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $192,078,442 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$47,140,939
Gross unrealized losses	(3,514,860)
Net unrealized gains	$43,626,079
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 54,156,286	$0	$0	$ 54,156,286
Investments measured at net asset value*				180,872,974
	54,156,286	0	0	235,029,260
Futures contracts	1,140,795	0	0	1,140,795
Total assets	$55,297,081	$0	$0	$236,170,055
Liabilities
Futures contracts	$ 465,534	$0	$0	$ 465,534
Total liabilities	$ 465,534	$0	$0	$ 465,534

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $180,872,974. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

20  |  Allspring Growth Balanced Fund

Notes to financial statements (unaudited)
For the six months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income return
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Allspring Growth Balanced Fund  |  21

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.13%
Class C	1.88
Administrator Class	0.95
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2021, Allspring Funds Distributor received $2,334 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund's ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments.

22  |  Allspring Growth Balanced Fund

Notes to financial statements (unaudited)
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$43,941,665	$91,833,682	$43,443,259	$103,172,727
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2021, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with its asset allocation strategy. The Fund had an average notional amount of $32,307,031 in long futures contracts and $28,259,485 in short futures contracts during the six months ended November 30, 2021.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2021 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 475,628*	Unrealized losses on futures contracts	$ 465,534*
Foreign currency risk	Unrealized gains on futures contracts	665,167*	Unrealized losses on futures contracts	0*
		$1,140,795		$465,534

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. Only the current day’s variation margin as of November 30, 2021 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2021 was as follows:
	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (296,846)	$ 506,434
Interest rate risk	(205,659)	34,186
Foreign currency risk	220,929	654,815
	$(281,576)	$1,195,435
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate

Allspring Growth Balanced Fund  |  23

Notes to financial statements (unaudited)
agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

24  |  Allspring Growth Balanced Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	2,517,879
Shares voted “Against”	34,528
Shares voted “Abstain”	117,534
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	2,504,317
Shares voted “Against”	42,027
Shares voted “Abstain”	123,597
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Growth Balanced Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Allspring Growth Balanced Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Growth Balanced Fund  |  27

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28  |  Allspring Growth Balanced Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00191 01-22
SA278/SAR278 11-21

Semi-Annual Report
November 30, 2021
Allspring Moderate Balanced Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Moderate Balanced Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Moderate Balanced Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Moderate Balanced Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Moderate Balanced Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Moderate Balanced Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Christian L. Chan, CFA®‡

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFMAX)	1-30-2004	3.07	6.54	6.83	9.35	7.81	7.47	1.29	1.15
Class C (WFBCX)	1-30-2004	7.36	7.00	6.66	8.36	7.00	6.66	2.04	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	9.43	8.07	7.73	1.21	0.90
Institutional Class (WFMYX)	7-31-2018	–	–	–	9.73	8.15	7.77	0.96	0.80
Moderate Balanced Blended Index[3]	–	–	–	–	8.65	8.39	7.40	–	–
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	-1.15	3.65	3.04	–	–
Bloomberg U.S. Short Treasury 9-12 Months Index[5]	–	–	–	–	0.08	1.45	0.89	–	–
MSCI EAFE Index (Net) (USD)[6]	–	–	–	–	10.77	9.19	7.39	–	–
Russell 1000® Growth Index[7]	–	–	–	–	30.70	25.10	19.50	–	–
Russell 1000® Value Index[8]	–	–	–	–	22.25	10.36	12.50	–	–
Russell 2000® Index[9]	–	–	–	–	22.03	12.14	13.06	–	–
S&P 500 Index[10]	–	–	–	–	27.92	17.90	16.16	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.39% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.90% for Administrator Class, and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Source: Allspring Funds Management, LLC. The Moderate Balanced Blended Index is composed 45% of the Bloomberg U.S. Aggregate Bond Index, 15% of the Bloomberg U.S. Short Treasury 9-12 Months Index, 10% of the Russell 1000® Growth Index, 10% of the Russell 1000® Value Index, 10% of the S&P 500 Index, 6% of the MSCI EAFE Index (Net) (USD), and 4% of the Russell 2000® Index. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Moderate Balanced Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg U.S. Short Treasury 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.
[6]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) (USD) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Source: MSCI. MSCI makes no express or implied representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
[8]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
[9]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
[10]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Moderate Balanced Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
Allspring Managed Fixed Income Portfolio	29.58
Allspring Conservative Income Fund Institutional Class	14.97
Allspring Core Bond Portfolio	8.62
Allspring Disciplined Large Cap Portfolio	8.37
Allspring Diversified Large Cap Growth Portfolio	7.75
Allspring Large Company Value Portfolio	7.41
Allspring Real Return Portfolio	4.52
Allspring C&B Large Cap Value Portfolio	3.64
Allspring Disciplined International Developed Markets Portfolio	2.88
iShares Core U.S. Aggregate Bond ETF	2.78
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	60	60
Stock Funds	40	42
Effective Cash	0	(2)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Moderate Balanced Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,014.93	$5.46	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%
Class C
Actual	$1,000.00	$1,010.97	$9.23	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.89	$9.25	1.83%
Administrator Class
Actual	$1,000.00	$1,016.01	$4.19	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.20	0.83%
Institutional Class
Actual	$1,000.00	$1,016.39	$3.69	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.70	0.73%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Moderate Balanced Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

		Shares	Value
Investment companies: 99.59%
Affiliated master portfolios: 78.36%
Allspring C&B Large Cap Value Portfolio			$ 4,811,642
Allspring Core Bond Portfolio			11,402,467
Allspring Disciplined International Developed Markets Portfolio			3,817,927
Allspring Disciplined Large Cap Portfolio			11,068,995
Allspring Diversified Large Cap Growth Portfolio			10,251,996
Allspring Emerging Growth Portfolio			1,243,769
Allspring Factor Enhanced Emerging Markets Equity Portfolio			1,053,960
Allspring Factor Enhanced International Equity Portfolio			1,272,117
Allspring Large Company Value Portfolio			9,803,660
Allspring Managed Fixed Income Portfolio			39,126,042
Allspring Real Return Portfolio			5,980,706
Allspring Small Company Growth Portfolio			1,277,096
Allspring Small Company Value Portfolio			2,549,603
			103,659,980
Bond funds: 14.97%
Allspring Conservative Income Fund Institutional Class ♠		1,980,723	19,807,233
Exchange-traded funds: 4.70%
iShares Core MSCI EAFE ETF		34,861	2,544,156
iShares Core U.S. Aggregate Bond ETF		31,987	3,671,148
			6,215,304
Stock funds: 1.56%
Allspring Emerging Markets Equity Fund Class R6 ♠		34,190	1,019,900
Allspring Emerging Markets Equity Income Fund Class R6 ♠		86,026	1,040,052
			2,059,952
Total Investment companies (Cost $114,002,243)			131,742,469
Total investments in securities (Cost $114,002,243)	99.59%		131,742,469
Other assets and liabilities, net	0.41		544,998
Total net assets	100.00%		$132,287,467

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Moderate Balanced Fund

Portfolio of investments—November 30, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Conservative Income Fund Institutional Class	$19,585,535	$1,397,134	$(1,115,111)	$ (1,206)	$ (59,119)	$ 19,807,233
Allspring Emerging Markets Equity Fund Class R6	1,110,161	140,477	(43,910)	(3,358)	(183,470)	1,019,900
Allspring Emerging Markets Equity Income Fund Class R6	1,118,530	80,425	(41,319)	(1,287)	(116,297)	1,040,052
				$(5,851)	$(358,886)	$21,867,185

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Conservative Income Fund Institutional Class	1,980,723	$ 45,593
Allspring Emerging Markets Equity Fund Class R6	34,190	0
Allspring Emerging Markets Equity Income Fund Class R6	86,026	17,589
		$63,182
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  11

Portfolio of investments—November 30, 2021 (unaudited)
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	1.28%	1.32%	$ 335,187	$ (592,703)	$ 0	$ 42,255	$ 92	$ 4,811,642
Allspring Core Bond Portfolio	0.20	0.21	47,114	8,190	84,757	0	52	11,402,467
Allspring Disciplined International Developed Markets Portfolio	2.01	2.13	125,971	(321,316)	0	60,062	1,915	3,817,927
Allspring Disciplined Large Cap Portfolio	3.42	2.94	473,283	533,347	0	74,078	25	11,068,995
Allspring Diversified Large Cap Growth Portfolio	3.65	4.02	1,221,471	(240,718)	0	28,338	133	10,251,996
Allspring Emerging Growth Portfolio	0.14	0.22	608,711	(504,511)	0	547	395	1,243,769
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.62	0.61	31,023	(169,153)	0	21,348	3	1,053,960
Allspring Factor Enhanced International Equity Portfolio	0.19	0.18	37,651	(106,023)	0	20,493	4	1,272,117
Allspring Large Company Value Portfolio	3.61	3.93	552,916	(609,134)	0	98,970	8	9,803,660
Allspring Managed Fixed Income Portfolio	7.88	7.69	126,708	(39,468)	552,257	0	231	39,126,042
Allspring Real Return Portfolio	2.52	2.56	43,721	38,039	150,603	9,936	14	5,980,706
Allspring Small Company Growth Portfolio	0.10	0.13	249,782	(233,277)	0	630	68	1,277,096
Allspring Small Company Value Portfolio	0.45	0.42	214,755	(214,307)	0	21,539	81	2,549,603
			$4,068,293	$(2,451,034)	$787,617	$378,196	$3,021	$103,659,980
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	8	12-9-2021	$ 1,453,993	$ 1,341,885	$ 0	$ (112,108)
Japanese Yen Futures	37	12-13-2021	4,065,927	4,089,425	23,498	0
E-Mini Nasdaq 100 Index	21	12-17-2021	6,528,007	6,783,210	255,203	0
E-Mini S&P 500 Financial Select Sector Index	11	12-17-2021	1,360,180	1,283,288	0	(76,892)
MSCI Emerging Markets Index	20	12-17-2021	1,294,332	1,212,300	0	(82,032)
Short
Euro FX Futures	(65)	12-13-2021	(9,555,563)	(9,202,781)	352,782	0
E-Mini S&P 500 Index	(20)	12-17-2021	(4,567,159)	(4,566,250)	909	0
					$632,392	$(271,032)
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Moderate Balanced Fund

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $86,280,693)	$ 103,659,980
Investments in unaffiliated securities, at value (cost $6,287,660)	6,215,304
Investments in affiliated Underlying Funds, at value (cost $21,433,890)	21,867,185
Cash	11,752
Cash at broker segregated for futures contracts	671,937
Receivable for Fund shares sold	37,059
Receivable for daily variation margin on open futures contracts	17,511
Receivable for dividends	4,961
Prepaid expenses and other assets	94,571
Total assets	132,580,260
Liabilities
Payable for daily variation margin on open futures contracts	119,889
Payable for Fund shares redeemed	58,368
Shareholder report expenses payable	28,989
Shareholder servicing fees payable	24,438
Administration fees payable	17,428
Payable for investments purchased	16,902
Management fee payable	9,565
Distribution fee payable	4,307
Trustees’ fees and expenses payable	2,055
Accrued expenses and other liabilities	10,852
Total liabilities	292,793
Total net assets	$132,287,467
Net assets consist of
Paid-in capital	$ 100,386,903
Total distributable earnings	31,900,564
Total net assets	$132,287,467
Computation of net asset value and offering price per share
Net assets – Class A	$ 38,239,214
Shares outstanding – Class A1	1,606,769
Net asset value per share – Class A	$23.80
Maximum offering price per share – Class A2	$25.25
Net assets – Class C	$ 6,873,183
Shares outstanding – Class C1	298,420
Net asset value per share – Class C	$23.03
Net assets – Administrator Class	$ 71,620,455
Shares outstanding – Administrator Class[1]	2,969,926
Net asset value per share – Administrator Class	$24.12
Net assets – Institutional Class	$ 15,554,615
Shares outstanding – Institutional Class[1]	643,267
Net asset value per share – Institutional Class	$24.18
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  13

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $29)	$ 787,617
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $13,112)	378,196
Dividends from unaffiliated securities	90,146
Dividends from affiliated Underlying Funds	63,182
Affiliated income allocated from affiliated Master Portfolios	3,021
Expenses allocated from affiliated Master Portfolios	(251,105)
Waivers allocated from affiliated Master Portfolios	22,424
Total investment income	1,093,481
Expenses
Management fee	207,299
Administration fees
Class A	40,985
Class C	7,486
Administrator Class	47,245
Institutional Class	12,578
Shareholder servicing fees
Class A	48,792
Class C	8,889
Administrator Class	90,678
Distribution fee
Class C	26,667
Custody and accounting fees	6,209
Professional fees	19,684
Registration fees	13,831
Shareholder report expenses	9,047
Trustees’ fees and expenses	9,968
Other fees and expenses	4,619
Total expenses	553,977
Less: Fee waivers and/or expense reimbursements
Fund-level	(80,989)
Class A	(295)
Administrator Class	(50,246)
Institutional Class	(2,071)
Net expenses	420,376
Net investment income	673,105
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	4,068,293
Affiliated Underlying Funds	(5,851)
Unaffiliated securities	42,837
Futures contracts	(314,133)
Net realized gains on investments	3,791,146
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(2,451,034)
Affiliated Underlying Funds	(358,886)
Unaffiliated securities	(103,550)
Futures contracts	676,165
Net change in unrealized gains (losses) on investments	(2,237,305)
Net realized and unrealized gains (losses) on investments	1,553,841
Net increase in net assets resulting from operations	$ 2,226,946
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Moderate Balanced Fund

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 673,105		$ 1,411,063
Net realized gains on investments		3,791,146		13,591,055
Net change in unrealized gains (losses) on investments		(2,237,305)		7,674,133
Net increase in net assets resulting from operations		2,226,946		22,676,251
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,015,996)
Class C		0		(373,639)
Administrator Class		0		(4,052,501)
Institutional Class		0		(703,391)
Total distributions to shareholders		0		(7,145,527)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	81,558	1,941,039	330,272	7,438,398
Class C	42,142	971,594	49,296	1,081,638
Administrator Class	89,416	2,157,469	264,666	6,037,467
Institutional Class	220,600	5,286,246	285,163	6,638,262
		10,356,348		21,195,765
Reinvestment of distributions
Class A	0	0	87,227	1,943,994
Class C	0	0	17,286	372,949
Administrator Class	0	0	179,103	4,041,113
Institutional Class	0	0	31,036	701,932
		0		7,059,988
Payment for shares redeemed
Class A	(138,425)	(3,293,797)	(255,197)	(5,746,787)
Class C	(71,392)	(1,641,853)	(129,801)	(2,834,859)
Administrator Class	(155,358)	(3,753,360)	(1,129,791)	(25,741,880)
Institutional Class	(335,426)	(8,134,697)	(54,941)	(1,245,870)
		(16,823,707)		(35,569,396)
Net decrease in net assets resulting from capital share transactions		(6,467,359)		(7,313,643)
Total increase (decrease) in net assets		(4,240,413)		8,217,081
Net assets
Beginning of period		136,527,880		128,310,799
End of period		$132,287,467		$136,527,880
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.45	$20.87	$20.35	$22.73	$23.47	$22.51
Net investment income	0.09	0.25	0.30	0.36 [1]	0.29	0.28
Net realized and unrealized gains (losses) on investments	0.26	3.62	0.86	0.11	0.97	1.34
Total from investment operations	0.35	3.87	1.16	0.47	1.26	1.62
Distributions to shareholders from
Net investment income	0.00	(0.24)	(0.35)	(0.42)	(0.32)	(0.29)
Net realized gains	0.00	(1.05)	(0.29)	(2.43)	(1.68)	(0.37)
Total distributions to shareholders	0.00	(1.29)	(0.64)	(2.85)	(2.00)	(0.66)
Net asset value, end of period	$23.80	$23.45	$20.87	$20.35	$22.73	$23.47
Total return[2]	1.49%	18.90%	5.65%	2.68%	5.38%	7.33%
Ratios to average net assets (annualized)*
Gross expenses	1.18%	1.24%	1.30%	1.31%	1.33%	1.32%
Net expenses	1.08%	1.09%	1.08%	1.12%	1.13%	1.15%
Net investment income	0.83%	0.93%	1.43%	1.65%	1.42%	1.25%
Supplemental data
Portfolio turnover rate[3]	56%	119%	119%	191%	113%	114%
Net assets, end of period (000s omitted)	$38,239	$39,005	$31,334	$30,132	$31,980	$36,679

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.35%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.40%
Year ended May 31, 2018	0.44%
Year ended May 31, 2017	0.46%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Moderate Balanced Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.78	$20.30	$19.80	$22.20	$22.97	$22.05
Net investment income	0.01 [1]	0.04 [1]	0.09	0.12	0.10	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.24	3.55	0.88	0.18	0.95	1.32
Total from investment operations	0.25	3.59	0.97	0.30	1.05	1.43
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.18)	(0.27)	(0.14)	(0.14)
Net realized gains	0.00	(1.05)	(0.29)	(2.43)	(1.68)	(0.37)
Total distributions to shareholders	0.00	(1.11)	(0.47)	(2.70)	(1.82)	(0.51)
Net asset value, end of period	$23.03	$22.78	$20.30	$19.80	$22.20	$22.97
Total return[2]	1.10%	18.01%	4.89%	1.90%	4.56%	6.56%
Ratios to average net assets (annualized)*
Gross expenses	1.93%	1.99%	2.05%	2.06%	2.08%	2.07%
Net expenses	1.83%	1.84%	1.84%	1.87%	1.88%	1.90%
Net investment income	0.08%	0.19%	0.69%	0.89%	0.66%	0.50%
Supplemental data
Portfolio turnover rate[3]	56%	119%	119%	191%	113%	114%
Net assets, end of period (000s omitted)	$6,873	$7,463	$7,935	$8,509	$10,260	$12,180

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows :

Six months ended November 30, 2021 (unaudited)	0.36%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.40%
Year ended May 31, 2018	0.44%
Year ended May 31, 2017	0.46%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.73	$21.10	$20.56	$22.94	$23.68	$22.70
Net investment income	0.14	0.38	0.35 [1]	0.41 [1]	0.38	0.35 [1]
Net realized and unrealized gains (losses) on investments	0.25	3.59	0.88	0.12	0.94	1.35
Total from investment operations	0.39	3.97	1.23	0.53	1.32	1.70
Distributions to shareholders from
Net investment income	0.00	(0.29)	(0.40)	(0.48)	(0.38)	(0.35)
Net realized gains	0.00	(1.05)	(0.29)	(2.43)	(1.68)	(0.37)
Total distributions to shareholders	0.00	(1.34)	(0.69)	(2.91)	(2.06)	(0.72)
Net asset value, end of period	$24.12	$23.73	$21.10	$20.56	$22.94	$23.68
Total return[2]	1.64%	19.19%	5.94%	2.95%	5.59%	7.62%
Ratios to average net assets (annualized)*
Gross expenses	1.10%	1.17%	1.22%	1.23%	1.25%	1.24%
Net expenses	0.83%	0.84%	0.83%	0.87%	0.88%	0.90%
Net investment income	1.08%	1.21%	1.69%	1.88%	1.67%	1.49%
Supplemental data
Portfolio turnover rate[3]	56%	119%	119%	191%	113%	114%
Net assets, end of period (000s omitted)	$71,620	$72,033	$78,538	$78,209	$112,302	$112,835

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.35%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.41%
Year ended May 31, 2018	0.44%
Year ended May 31, 2017	0.46%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Moderate Balanced Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$23.78	$21.14	$20.60	$23.24
Net investment income	0.14	0.42	0.37 [2]	0.37 [2]
Net realized and unrealized gains (losses) on investments	0.26	3.58	0.88	(0.12)
Total from investment operations	0.40	4.00	1.25	0.25
Distributions to shareholders from
Net investment income	0.00	(0.31)	(0.42)	(0.46)
Net realized gains	0.00	(1.05)	(0.29)	(2.43)
Total distributions to shareholders	0.00	(1.36)	(0.71)	(2.89)
Net asset value, end of period	$24.18	$23.78	$21.14	$20.60
Total return[3]	1.68%	19.35%	6.02%	1.72%
Ratios to average net assets (annualized)*
Gross expenses	0.85%	0.91%	0.97%	0.98%
Net expenses	0.73%	0.74%	0.74%	0.75%
Net investment income	1.18%	1.27%	1.78%	2.15%
Supplemental data
Portfolio turnover rate[4]	56%	119%	119%	191%
Net assets, end of period (000s omitted)	$15,555	$18,028	$10,504	$8,871

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2021 (unaudited)	0.35%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019[1]	0.38%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Moderate Balanced Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement and subadvisory agreement. The Fund’s Board of Trustees approved a new investment management agreement and subadvisory agreement which were submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on September 15, 2021. The new agreements became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

20  |  Allspring Moderate Balanced Fund

Notes to financial statements (unaudited)
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Allspring Moderate Balanced Fund  |  21

Notes to financial statements (unaudited)
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $113,006,787 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$19,403,146
Gross unrealized losses	(306,104)
Net unrealized gains	$19,097,042
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 28,082,489	$0	$0	$ 28,082,489
Investments measured at net asset value*				103,659,980
	28,082,489	0	0	131,742,469
Futures contracts	632,392	0	0	632,392
Total assets	$28,714,881	$0	$0	$132,374,861
Liabilities
Futures contracts	$ 271,032	$0	$0	$ 271,032
Total liabilities	$ 271,032	$0	$0	$ 271,032

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $103,659,980. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

22  |  Allspring Moderate Balanced Fund

Notes to financial statements (unaudited)
For the six months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income return
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Allspring Moderate Balanced Fund  |  23

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.15%
Class C	1.90
Administrator Class	0.90
Institutional Class	0.80
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2021, Allspring Funds Distributor received $1,734 from the sale of Class A shares and $70 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund's ownership percentage in the

24  |  Allspring Moderate Balanced Fund

Notes to financial statements (unaudited)
respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$32,289,111	$43,644,590	$31,916,970	$45,080,427
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2021, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with its asset allocation strategy. The Fund had an average notional amount of $18,605,441 in long futures contracts and $17,652,039 in short futures contracts during the six months ended November 30, 2021.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2021 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
Moderate Balanced	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 256,112*	Unrealized losses on futures contracts	$ 271,032*
Foreign currency risk	Unrealized gains on futures contracts	376,280*	Unrealized losses on futures contracts	0*
		$632,392		$271,032
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2021 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2021 was as follows:
	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (174,315)	$ 270,436
Interest rate risk	(265,399)	35,365
Foreign currency risk	125,581	370,364
	$(314,133)	$676,165
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.

Allspring Moderate Balanced Fund  |  25

Notes to financial statements (unaudited)
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Moderate Balanced Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On September 15, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	3,547,056
Shares voted “Against”	112,062
Shares voted “Abstain”	179,922
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
Shares voted “For”	3,527,155
Shares voted “Against”	125,503
Shares voted “Abstain”	186,382
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Moderate Balanced Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Moderate Balanced Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Moderate Balanced Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Moderate Balanced Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00192 01-22
SA279/SAR279 11-21

Semi-Annual Report
November 30, 2021
Multi-Asset Funds
■	Allspring Spectrum Aggressive Growth Fund
■	Allspring Spectrum Conservative Growth Fund
■	Allspring Spectrum Growth Fund
■	Allspring Spectrum Income Allocation Fund
■	Allspring Spectrum Moderate Growth Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Multi-Asset Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Spectrum Funds for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Multi-Asset Funds

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Multi-Asset Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Multi-Asset Funds

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Performance highlights (unaudited)
Allspring Spectrum Aggressive Growth Fund

Investment objective	The Fund seeks long-term capital appreciation with no emphasis on income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Christian L. Chan, CFA®‡, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WEAFX)[3]	2-10-2017	14.60	13.65	11.28	21.59	15.01	11.94	1.03	1.02
Class C (WEACX)[4]	10-1-1997	19.68	14.19	11.54	20.68	14.19	11.54	1.78	1.77
Institutional Class (WEAYX)[5]	7-31-2018	–	–	–	21.98	15.25	12.06	0.70	0.69
Spectrum Aggressive Growth Blended Index[6]	–	–	–	–	21.00	15.05	13.18	–	–
MSCI ACWI ex USA Index (Net)[7]	–	–	–	–	9.14	9.28	6.73	–	–
Russell 3000® Index[8]	–	–	–	–	26.34	17.51	15.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.27% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.
[5]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[6]	Source: Allspring Funds Management, LLC. The Spectrum Aggressive Growth Blended Index is composed 70% of the Russell 3000® Index and 30% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Equity Blended Index was renamed the Spectrum Aggressive Growth Blended Index. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Aggressive Growth Fund (continued)

Footnotes continued from previous page
[7]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[8]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Multi-Asset Funds  |  7

Performance highlights (unaudited)
Allspring Spectrum Aggressive Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2021[1]
Allspring Disciplined Large Cap Portfolio	28.27
Allspring Factor Enhanced International Equity Portfolio	19.48
iShares Core S&P 500 ETF	13.15
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	11.07
Allspring Large Cap Growth Fund Class R6	4.01
Allspring Endeavor Select Fund Class R6	3.93
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	3.26
Allspring Emerging Markets Equity Fund Class R6	3.09
iShares Core S&P Small-Cap ETF	2.58
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.44
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2021
	Neutral allocation	Effective allocation[1]
U.S. Large Cap Equity Funds	60	60
U.S. Small Cap Equity Fund	10	10
International Equity Funds	30	30
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

8  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Conservative Growth Fund

Investment objective	The Fund seeks a combination of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Christian L. Chan, CFA®‡, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WMBGX)[3]	2-10-2017	3.18	6.81	5.93	9.48	8.08	6.56	1.09	1.07
Class C (WMBFX)[4]	9-30-2004	7.68	7.32	6.18	8.68	7.32	6.18	1.84	1.82
Institutional Class (WMBZX)[5]	7-31-2018	–	–	–	9.73	8.31	6.67	0.76	0.74
Spectrum Conservative Growth Blended Index[6]	–	–	–	–	7.15	8.18	7.12	–	–
Bloomberg U.S. Aggregate Bond Index[7]	–	–	–	–	-1.15	3.65	3.04	–	–
Bloomberg U.S. TIPS Index[8]	–	–	–	–	6.83	5.25	3.06	–	–
ICE BofA U.S. High Yield Constrained Index[9]	–	–	–	–	5.38	6.09	6.78	–	–
MSCI ACWI ex USA Index (Net)[10]	–	–	–	–	9.14	9.28	6.73	–	–
Russell 3000® Index[11]	–	–	–	–	26.34	17.51	15.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.32% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.
[5]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Multi-Asset Funds  |  9

Performance highlights (unaudited)
Allspring Spectrum Conservative Growth Fund (continued)

Footnotes continued from previous page
[6]	Source: Allspring Funds Management, LLC. Spectrum Conservative Growth Blended Index is composed 41% of the Bloomberg U.S. Aggregate Bond Index, 20% of the Russell 3000® Index, 15% of the Bloomberg U.S. TIPS Index, 15% of ICE BofA U.S. High Yield Constrained Index, and 9% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Moderate Balanced Blended Index, which was composed 60% of the Bloomberg U.S. Aggregate Bond Index, 28% of the Russell 3000® Index, and 12% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Conservative Growth Blended Index. You cannot invest directly in an index.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[8]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[9]	The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[10]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[11]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

10  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Conservative Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2021[1]
Allspring Core Bond Portfolio	16.46
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	12.42
Allspring Disciplined Large Cap Portfolio	10.16
Allspring Income Plus Fund Institutional Class	9.24
Allspring Strategic Retirement Bond Portfolio	6.45
Allspring Real Return Portfolio	6.43
Allspring Factor Enhanced International Equity Portfolio	5.11
PIMCO CommodityRealReturn Strategy Fund Institutional Class	4.08
iShares Core S&P 500 ETF	3.91
Allspring Diversified Income Builder Fund Class R6	3.50
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	54	54
Stock Funds	28	31
Inflation Sensitive Funds	14	14
Alternative Investment Funds	4	2
Effective Cash	0	(1)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

Multi-Asset Funds  |  11

Performance highlights (unaudited)
Allspring Spectrum Growth Fund

Investment objective	The Fund seeks capital appreciation with a secondary emphasis on current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Christian L. Chan, CFA®‡, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WGAFX)[3]	2-10-2017	9.52	10.82	9.67	16.20	12.14	10.32	1.09	1.05
Class C (WGCFX)[4]	9-30-2004	14.34	11.38	9.94	15.34	11.38	9.94	1.84	1.80
Institutional Class (WGAYX)[5]	7-31-2018	–	–	–	16.61	12.36	10.43	0.76	0.72
Spectrum Growth Blended Index[6]	–	–	–	–	13.31	11.85	10.72	–	–
Bloomberg U.S. Aggregate Bond Index[7]	–	–	–	–	-1.15	3.65	3.04	–	–
Bloomberg U.S. TIPS Index[8]	–	–	–	–	6.83	5.25	3.06	–	–
ICE BofA U.S. High Yield Constrained Index[9]	–	–	–	–	5.38	6.09	6.78	–	–
MSCI ACWI ex USA Index (Net)[10]	–	–	–	–	9.14	9.28	6.73	–	–
Russell 3000® Index[11]	–	–	–	–	26.34	17.51	15.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.30% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.
[5]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

12  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Growth Fund (continued)

Footnotes continued from previous page
[6]	Source: Allspring Funds Management, LLC. Spectrum Growth Blended Index is composed 40% of the Russell 3000® Index, 17% of the MSCI ACWI ex USA Index (Net), 15% of the Bloomberg U.S. Aggregate Bond Index, 14% of the Bloomberg U.S. TIPS Index, and 14% of ICE BofA U.S. High Yield Constrained Index. Effective November 2, 2020, the WealthBuilder Growth Allocation Blended Index, which was composed 56% of the Russell 3000® Index, 24% of the MSCI ACWI ex USA Index (Net), and 20% of the Bloomberg U.S. Aggregate Bond Index, was renamed the Spectrum Growth Blended Index. You cannot invest directly in an index.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[8]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[9]	The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[10]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[11]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Multi-Asset Funds  |  13

Performance highlights (unaudited)
Allspring Spectrum Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2021[1]
Allspring Disciplined Large Cap Portfolio	18.75
Allspring Factor Enhanced International Equity Portfolio	11.31
iShares Core S&P 500 ETF	7.58
Allspring Strategic Retirement Bond Portfolio	6.48
Allspring Real Return Portfolio	6.47
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	5.92
Allspring Income Plus Fund Institutional Class	5.35
PIMCO CommodityRealReturn Strategy Fund Institutional Class	4.10
Allspring High Yield Bond Fund Institutional Class	4.02
Allspring Diversified Income Builder Fund Class R6	3.52
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2021
	Neutral allocation	Effective allocation[1]
Stock Funds	58	61
Bond Funds	24	25
Inflation Sensitive Funds	15	14
Alternative Investment Funds	3	1
Effective Cash	0	(1)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

14  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Income Allocation Fund

Investment objective	The Fund seeks current income with a secondary emphasis on capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Christian L. Chan, CFA®‡, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WCAFX)[3]	2-10-2017	-1.70	4.25	3.52	4.30	5.50	4.14	1.10	1.05
Class C (WCCFX)[4]	9-30-2004	2.51	4.69	3.74	3.51	4.69	3.74	1.85	1.80
Institutional Class (WCYFX)[5]	7-31-2018	–	–	–	4.66	5.70	4.24	0.77	0.72
Spectrum Income Allocation Blended Index[6]	–	–	–	–	2.70	5.83	5.04	–	–
Bloomberg U.S. Aggregate Bond Index[7]	–	–	–	–	-1.15	3.65	3.04	–	–
Bloomberg U.S. TIPS Index[8]	–	–	–	–	6.83	5.25	3.06	–	–
ICE BofA U.S. High Yield Constrained Index[9]	–	–	–	–	5.38	6.09	6.78	–	–
MSCI ACWI ex USA Index (Net)[10]	–	–	–	–	9.14	9.28	6.73	–	–
Russell 3000® Index[11]	–	–	–	–	26.34	17.51	15.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.30% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.
[5]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Multi-Asset Funds  |  15

Performance highlights (unaudited)
Allspring Spectrum Income Allocation Fund (continued)

Footnotes continued from previous page
[6]	Source: Allspring Funds Management, LLC. Spectrum Income Allocation Blended Index is composed 65% of the Bloomberg U.S. Aggregate Bond Index, 15% of ICE BofA U.S. High Yield Constrained Index, 10% of the Bloomberg U.S. TIPS Index, 7% of the Russell 3000® Index, and 3% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Growth Allocation Blended Index, which was composed 80% of Bloomberg U.S. Aggregate Bond Index, 14% of the Russell 3000® Index, and 6% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Income Allocation Blended Index. You cannot invest directly in an index.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[8]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[9]	The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[10]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[11]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

16  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Income Allocation Fund (continued)

Ten largest holdings (%) as of November 30, 2021[1]
Allspring Core Bond Portfolio	33.54
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	22.73
Allspring Income Plus Fund Institutional Class	8.15
PIMCO CommodityRealReturn Strategy Fund Institutional Class	4.06
Allspring Strategic Retirement Bond Portfolio	3.99
Allspring Real Return Portfolio	3.96
Allspring Disciplined Large Cap Portfolio	3.78
Allspring Global Investment Grade Credit Fund Class R6	2.91
iShares Core U.S. Aggregate Bond ETF	2.52
Allspring Diversified Income Builder Fund Class R6	2.46
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	77	77
Stock Funds	10	12
Inflation Sensitive Funds	10	11
Alternative Investment Funds	3	2
Effective Cash	0	(2)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

Multi-Asset Funds  |  17

Performance highlights (unaudited)
Allspring Spectrum Moderate Growth Fund

Investment objective	The Fund seeks a combination of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Christian L. Chan, CFA®‡, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WGBAX)[3]	2-10-2017	6.90	9.06	8.24	13.42	10.36	8.88	1.06	1.06
Class C (WGBFX)[4]	10-1-1997	11.62	9.59	8.50	12.62	9.59	8.50	1.81	1.81
Institutional Class (WGBIX)[5]	7-31-2018	–	–	–	13.82	10.59	9.00	0.73	0.73
Spectrum Moderate Growth Blended Index[6]	–	–	–	–	10.78	10.23	9.04	–	–
Bloomberg U.S. Aggregate Bond Index[7]	–	–	–	–	-1.15	3.65	3.04	–	–
Bloomberg U.S. TIPS Index[8]	–	–	–	–	6.83	5.25	3.06	–	–
ICE BofA U.S. High Yield Constrained Index[9]	–	–	–	–	5.38	6.09	6.78	–	–
MSCI ACWI ex USA Index (Net)[10]	–	–	–	–	9.14	9.28	6.73	–	–
Russell 3000® Index[11]	–	–	–	–	26.34	17.51	15.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.31% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.
[5]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

18  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Moderate Growth Fund (continued)

Footnotes continued from previous page
[6]	Source: Allspring Funds Management, LLC. Spectrum Moderate Growth Blended Index is composed 32% of the Russell 3000® Index, 26% of the Bloomberg U.S. Aggregate Bond Index, 14% of the Bloomberg U.S. TIPS Index, 14% of ICE BofA U.S. High Yield Constrained Index, and 14% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Growth Balanced Blended Index, which was composed of 42% of the Russell 3000® Index, 40% of the Bloomberg U.S. Aggregate Bond Index, and 18% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Moderate Growth Blended Index. You cannot invest directly in an index.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[8]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[9]	The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.
[10]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[11]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Multi-Asset Funds  |  19

Performance highlights (unaudited)
Allspring Spectrum Moderate Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2021[1]
Allspring Disciplined Large Cap Portfolio	16.27
Allspring Factor Enhanced International Equity Portfolio	8.99
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	7.87
Allspring Income Plus Fund Institutional Class	7.11
Allspring Core Bond Portfolio	6.55
Allspring Strategic Retirement Bond Portfolio	6.44
Allspring Real Return Portfolio	6.43
iShares Core S&P 500 ETF	5.42
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	4.40
PIMCO CommodityRealReturn Strategy Fund Institutional Class	4.13
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2021
	Neutral allocation	Effective allocation[1]
Stock Funds	45	49
Bond Funds	37	37
Inflation Sensitive Funds	14	14
Alternative Investment Funds	4	2
Effective Cash	0	(2)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

20  |  Multi-Asset Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Spectrum Aggressive Growth Fund
Class A
Actual	$1,000.00	$1,036.37	$3.83	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$1,032.70	$7.64	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Institutional Class
Actual	$1,000.00	$1,038.04	$2.15	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Multi-Asset Funds  |  21

Fund expenses (unaudited)
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Spectrum Conservative Growth Fund
Class A
Actual	$1,000.00	$1,024.52	$3.81	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$1,020.87	$7.60	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Institutional Class
Actual	$1,000.00	$1,025.27	$2.13	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Spectrum Growth Fund
Class A
Actual	$1,000.00	$1,032.50	$3.82	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$1,029.09	$7.63	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Institutional Class
Actual	$1,000.00	$1,034.58	$2.14	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Spectrum Income Allocation Fund
Class A
Actual	$1,000.00	$1,017.80	$3.79	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$1,013.98	$7.57	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Institutional Class
Actual	$1,000.00	$1,018.93	$2.13	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Spectrum Moderate Growth Fund
Class A
Actual	$1,000.00	$1,029.45	$3.82	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$1,026.02	$7.57	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.54	1.49%
Institutional Class
Actual	$1,000.00	$1,031.59	$2.09	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$2.08	0.41%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

22  |  Multi-Asset Funds

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Aggressive Growth Fund

	Shares	Value
Investment companies: 99.22%
Affiliated master portfolios: 68.32%
Allspring Disciplined Large Cap Portfolio		$ 126,021,078
Allspring Emerging Growth Portfolio		8,346,808
Allspring Factor Enhanced Emerging Markets Equity Portfolio		10,865,271
Allspring Factor Enhanced International Equity Portfolio		86,855,497
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		49,335,771
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		14,530,858
Allspring Small Company Value Portfolio		8,623,315
		304,578,598
Exchange-traded funds: 19.87%
iShares Core MSCI EAFE ETF	148,876	10,864,971
iShares Core MSCI Emerging Markets ETF	126,187	7,586,362
iShares Core S&P 500 ETF	128,122	58,632,471
iShares Core S&P Small-Cap ETF	104,158	11,489,669
		88,573,473
Stock funds: 11.03%
Allspring Emerging Markets Equity Fund Class R6 ♠	462,509	13,796,640
Allspring Endeavor Select Fund Class R6 ♠†	1,213,451	17,522,234
Allspring Large Cap Growth Fund Class R6 ♠†	302,024	17,885,856
		49,204,730
Total Investment companies (Cost $343,174,517)		442,356,801

		Yield
Short-term investments: 0.40%
Investment companies: 0.40%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	1,768,897	1,768,897
Total Short-term investments (Cost $1,768,897)				1,768,897
Total investments in securities (Cost $344,943,414)	99.62%			444,125,698
Other assets and liabilities, net	0.38			1,704,780
Total net assets	100.00%			$445,830,478

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  23

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Aggressive Growth Fund

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Emerging Markets Equity Fund Class R6	$14,081,634	$ 2,501,227	$ (295,878)	$ (13,085)	$(2,477,258)	$ 13,796,640
Allspring Endeavor Select Fund Class R6†	17,434,387	1,034,969	(3,310,049)	565,713	1,797,214	17,522,234
Allspring Large Cap Growth Fund Class R6†	17,452,406	1,179,173	(2,522,944)	222,993	1,554,228	17,885,856
Short-term investments
Allspring Government Money Market Fund Select Class	2,400,000	17,897,530	(18,528,633)	0	0	1,768,897
				$775,621	$ 874,184	$50,973,627

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Emerging Markets Equity Fund Class R6	462,509	$ 0
Allspring Endeavor Select Fund Class R6†	1,213,451	0
Allspring Large Cap Growth Fund Class R6†	302,024	0
Short-term investments
Allspring Government Money Market Fund Select Class	1,768,897	286
		$286

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.

24  |  Multi-Asset Funds

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Aggressive Growth Fund

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined Large Cap Portfolio	37.76%	33.49%	$ 5,273,537	$ 5,377,048	$ 737,631	$262	$ 126,021,078
Allspring Emerging Growth Portfolio	0.88	1.48	3,905,393	(3,267,868)	3,713	75	8,346,808
Allspring Factor Enhanced Emerging Markets Equity Portfolio	5.98	6.33	306,842	(1,739,167)	203,589	41	10,865,271
Allspring Factor Enhanced International Equity Portfolio	12.62	12.59	2,497,159	(7,586,543)	1,291,745	140	86,855,497
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	5.99	6.18	3,266,611	(90,506)	295,346	182	49,335,771
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	6.93	7.06	1,870,849	(2,199,860)	75,747	52	14,530,858
Allspring Small Company Value Portfolio	1.42	1.43	698,832	487,992	64,584	143	8,623,315
			$17,819,223	$(9,018,904)	$2,672,355	$895	$304,578,598
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	125	12-13-2021	$ 13,736,239	$ 13,815,625	$ 79,386	$ 0
E-Mini Nasdaq 100 Index	73	12-17-2021	22,692,597	23,579,730	887,133	0
MSCI Emerging Markets Index	68	12-17-2021	4,400,727	4,121,820	0	(278,907)
Short
Euro FX Futures	(222)	12-13-2021	(32,624,920)	(31,431,038)	1,193,882	0
E-Mini S&P 500 Index	(100)	12-17-2021	(22,835,793)	(22,831,250)	4,543	0
					$2,164,944	$(278,907)
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  25

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Conservative Growth Fund

	Shares	Value
Investment companies: 99.37%
Affiliated master portfolios: 62.93%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 46,574,287
Allspring Core Bond Portfolio		61,721,431
Allspring Disciplined Large Cap Portfolio		38,103,294
Allspring Emerging Growth Portfolio		1,971,967
Allspring Factor Enhanced Emerging Markets Equity Portfolio		2,521,004
Allspring Factor Enhanced International Equity Portfolio		19,153,361
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		8,669,652
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		3,546,799
Allspring High Yield Corporate Bond Portfolio		3,369,601
Allspring Real Return Portfolio		24,105,925
Allspring Small Company Value Portfolio		2,023,003
Allspring Strategic Retirement Bond Portfolio		24,179,696
		235,940,020
Alternative investment funds: 5.96%
Allspring Alternative Risk Premia Fund Class R6 ♠†	850,484	7,042,010
PIMCO CommodityRealReturn Strategy Fund Institutional Class	2,507,999	15,298,794
		22,340,804
Bond funds: 15.18%
Allspring Global Investment Grade Credit Fund Class R6 ♠	1,034,986	10,981,197
Allspring High Yield Bond Fund Institutional Class ♠	3,359,974	11,289,513
Allspring Income Plus Fund Institutional Class ♠	3,512,413	34,632,395
		56,903,105
Exchange-traded funds: 9.05%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	52,735	1,407,497
iShares Core MSCI EAFE ETF	49,703	3,627,325
iShares Core MSCI Emerging Markets ETF	32,961	1,981,615
iShares Core S&P 500 ETF	32,051	14,667,499
iShares Core S&P Small-Cap ETF	24,520	2,704,801
iShares Core U.S. Aggregate Bond ETF	83,238	9,553,225
		33,941,962
Multi-asset funds: 3.50%
Allspring Diversified Income Builder Fund Class R6 ♠	2,088,949	13,118,602
Stock funds: 2.75%
Allspring Emerging Markets Equity Fund Class R6 ♠	100,466	2,996,886
Allspring Endeavor Select Fund Class R6 ♠†	249,911	3,608,721
Allspring Large Cap Growth Fund Class R6 ♠†	62,314	3,690,212
		10,295,819
Total Investment companies (Cost $340,004,463)		372,540,312

The accompanying notes are an integral part of these financial statements.

26  |  Multi-Asset Funds

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Conservative Growth Fund

		Yield	Shares	Value
Short-term investments: 0.32%
Investment companies: 0.32%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	1,179,726	$ 1,179,726
Total Short-term investments (Cost $1,179,726)				1,179,726
Total investments in securities (Cost $341,184,189)	99.69%			373,720,038
Other assets and liabilities, net	0.31			1,179,125
Total net assets	100.00%			$374,899,163

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$ 7,209,326	$ 291,676	$ (281,107)	$ (44,439)	$ (133,446)	$ 7,042,010
Allspring Diversified Income Builder Fund Class R6	13,208,671	684,148	(774,200)	31,241	(31,258)	13,118,602
Allspring Emerging Markets Equity Fund Class R6	3,182,955	437,873	(92,104)	(3,474)	(528,364)	2,996,886
Allspring Endeavor Select Fund Class R6†	3,739,462	119,521	(735,947)	201,482	284,203	3,608,721
Allspring Global Investment Grade Credit Fund Class R6	10,860,958	547,806	(416,859)	(3,418)	(7,290)	10,981,197
Allspring High Yield Bond Fund Institutional Class	11,133,814	928,019	(668,665)	300	(103,955)	11,289,513
Allspring Income Plus Fund Institutional Class	34,142,358	3,261,903	(1,799,391)	31,384	(1,003,859)	34,632,395
Allspring Large Cap Growth Fund Class R6†	3,739,344	166,564	(579,808)	70,473	293,639	3,690,212
Short-term investments
Allspring Government Money Market Fund Select Class	1,280,700	17,968,280	(18,069,254)	0	0	1,179,726
				$283,549	$(1,230,330)	$88,539,262

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	850,484	$ 0
Allspring Diversified Income Builder Fund Class R6	2,088,949	252,862
Allspring Emerging Markets Equity Fund Class R6	100,466	0
Allspring Endeavor Select Fund Class R6†	249,911	0
Allspring Global Investment Grade Credit Fund Class R6	1,034,986	124,781
Allspring High Yield Bond Fund Institutional Class	3,359,974	204,765
Allspring Income Plus Fund Institutional Class	3,512,413	813,821
Allspring Large Cap Growth Fund Class R6†	62,314	0
Short-term investments
Allspring Government Money Market Fund Select Class	1,179,726	149
		$1,396,378

The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  27

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Conservative Growth Fund

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	7.80%	8.24%	$ 156,462	$ 24,416	$ 267,858	$ 0	$ 916	$ 46,574,287
Allspring Core Bond Portfolio	1.07	1.13	379,276	4,352	448,203	0	325	61,721,431
Allspring Disciplined Large Cap Portfolio	11.83	10.13	1,690,795	1,813,516	0	267,799	109	38,103,294
Allspring Emerging Growth Portfolio	0.21	0.35	917,878	(754,488)	0	849	624	1,971,967
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.47	1.47	77,098	(392,093)	0	39,504	9	2,521,004
Allspring Factor Enhanced International Equity Portfolio	2.86	2.78	598,241	(1,594,423)	0	249,012	68	19,153,361
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	1.09	1.09	597,284	25,232	0	62,464	34	8,669,652
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	1.78	1.72	466,962	(511,889)	0	22,811	16	3,546,799
Allspring High Yield Corporate Bond Portfolio	6.66	6.97	48,033	(100,376)	83,590	0	9	3,369,601
Allspring Real Return Portfolio	9.91	10.30	227,095	145,900	571,922	37,794	70	24,105,925
Allspring Small Company Value Portfolio	0.35	0.34	169,652	(158,222)	0	17,841	64	2,023,003
Allspring Strategic Retirement Bond Portfolio	15.45	16.05	100,520	(105,439)	385,611	0	21	24,179,696
			$5,429,296	$(1,603,514)	$1,757,184	$698,074	$2,265	$235,940,020
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	20	12-9-2021	$ 3,634,982	$ 3,354,713	$ 0	$ (280,269)
Japanese Yen Futures	105	12-13-2021	11,538,441	11,605,125	66,684	0
E-Mini Nasdaq 100 Index	61	12-17-2021	18,962,307	19,703,610	741,303	0
E-Mini S&P 500 Financial Select Sector Index	31	12-17-2021	3,833,233	3,616,538	0	(216,695)
E-Mini S&P 500 Index	25	12-17-2021	5,702,024	5,707,813	5,789	0
MSCI Emerging Markets Index	58	12-17-2021	3,753,562	3,515,670	0	(237,892)
Short
Australian Dollars Futures	(127)	12-13-2021	(9,363,641)	(9,043,035)	320,606	0
Euro FX Futures	(185)	12-13-2021	(27,182,535)	(26,192,531)	990,004	0
E-Mini S&P 500 Index	(74)	12-17-2021	(16,891,563)	(16,895,125)	0	(3,562)
					$2,124,386	$(738,418)
The accompanying notes are an integral part of these financial statements.

28  |  Multi-Asset Funds

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Growth Fund

	Shares	Value
Investment companies: 99.28%
Affiliated master portfolios: 58.15%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 6,461,485
Allspring Core Bond Portfolio		2,055,962
Allspring Disciplined Large Cap Portfolio		54,292,208
Allspring Emerging Growth Portfolio		3,021,098
Allspring Factor Enhanced Emerging Markets Equity Portfolio		4,129,420
Allspring Factor Enhanced International Equity Portfolio		32,748,917
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		17,147,998
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		5,330,599
Allspring High Yield Corporate Bond Portfolio		2,610,661
Allspring Real Return Portfolio		18,714,776
Allspring Small Company Value Portfolio		3,093,057
Allspring Strategic Retirement Bond Portfolio		18,755,101
		168,361,282
Alternative investment funds: 5.38%
Allspring Alternative Risk Premia Fund Class R6 ♠†	447,044	3,701,524
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,946,844	11,875,746
		15,577,270
Bond funds: 12.28%
Allspring Global Investment Grade Credit Fund Class R6 ♠	794,745	8,432,246
Allspring High Yield Bond Fund Institutional Class ♠	3,467,293	11,650,104
Allspring Income Plus Fund Institutional Class ♠	1,570,170	15,481,875
		35,564,225
Exchange-traded funds: 14.42%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	40,841	1,090,046
iShares Core MSCI EAFE ETF	49,832	3,636,739
iShares Core MSCI Emerging Markets ETF	50,308	3,024,517
iShares Core S&P 500 ETF	47,964	21,949,765
iShares Core S&P Small-Cap ETF	43,382	4,785,469
iShares Core U.S. Aggregate Bond ETF	63,448	7,281,927
		41,768,463
Multi-asset funds: 3.52%
Allspring Diversified Income Builder Fund Class R6 ♠	1,621,046	10,180,169
Stock funds: 5.53%
Allspring Emerging Markets Equity Fund Class R6 ♠	152,990	4,563,685
Allspring Endeavor Select Fund Class R6 ♠†	392,485	5,667,490
Allspring Large Cap Growth Fund Class R6 ♠†	97,741	5,788,208
		16,019,383
Total Investment companies (Cost $240,349,451)		287,470,792

The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  29

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Growth Fund

		Yield	Shares	Value
Short-term investments: 0.31%
Investment companies: 0.31%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	897,180	$ 897,180
Total Short-term investments (Cost $897,180)				897,180
Total investments in securities (Cost $241,246,631)	99.59%			288,367,972
Other assets and liabilities, net	0.41			1,176,667
Total net assets	100.00%			$289,544,639

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$ 3,859,909	$ 36,672	$ (101,352)	$ (5,159)	$ (88,546)	$ 3,701,524
Allspring Diversified Income Builder Fund Class R6	10,365,802	223,239	(409,557)	16,801	(16,116)	10,180,169
Allspring Emerging Markets Equity Fund Class R6	4,921,422	515,650	(52,664)	(336)	(820,387)	4,563,685
Allspring Endeavor Select Fund Class R6†	5,886,257	6,864	(984,365)	290,203	468,531	5,667,490
Allspring Global Investment Grade Credit Fund Class R6	8,208,087	296,889	(64,558)	(2,056)	(6,116)	8,432,246
Allspring High Yield Bond Fund Institutional Class	11,713,687	841,045	(804,061)	2,213	(102,780)	11,650,104
Allspring Income Plus Fund Institutional Class	15,484,337	1,381,652	(953,814)	4,581	(434,881)	15,481,875
Allspring Large Cap Growth Fund Class R6†	5,882,177	41,998	(704,431)	98,110	470,354	5,788,208
Short-term investments
Allspring Government Money Market Fund Select Class	966,950	9,231,156	(9,300,926)	0	0	897,180
				$404,357	$(529,941)	$66,362,481

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	447,044	$ 0
Allspring Diversified Income Builder Fund Class R6	1,621,046	196,886
Allspring Emerging Markets Equity Fund Class R6	152,990	0
Allspring Endeavor Select Fund Class R6†	392,485	0
Allspring Global Investment Grade Credit Fund Class R6	794,745	96,236
Allspring High Yield Bond Fund Institutional Class	3,467,293	212,884
Allspring Income Plus Fund Institutional Class	1,570,170	363,517
Allspring Large Cap Growth Fund Class R6†	97,741	0
Short-term investments
Allspring Government Money Market Fund Select Class	897,180	108
		$869,631

The accompanying notes are an integral part of these financial statements.

30  |  Multi-Asset Funds

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Growth Fund

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	1.10%	1.14%	$ 7,238	$ 5,818	$ 37,271	$ 0	$ 128	$ 6,461,485
Allspring Core Bond Portfolio	0.04	0.04	8,065	1,121	14,984	0	11	2,055,962
Allspring Disciplined Large Cap Portfolio	16.86	14.43	2,272,194	2,527,124	0	380,948	154	54,292,208
Allspring Emerging Growth Portfolio	0.32	0.54	1,392,621	(1,164,418)	0	1,299	955	3,021,098
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.47	2.41	119,266	(649,540)	0	65,884	15	4,129,420
Allspring Factor Enhanced International Equity Portfolio	4.97	4.75	950,146	(2,723,854)	0	428,595	118	32,748,917
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	2.16	2.15	1,130,974	43,557	0	123,130	67	17,147,998
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	2.67	2.59	681,229	(775,477)	0	33,996	24	5,330,599
Allspring High Yield Corporate Bond Portfolio	5.23	5.40	31,309	(76,740)	65,156	0	7	2,610,661
Allspring Real Return Portfolio	7.80	8.00	134,038	113,787	437,192	29,502	55	18,714,776
Allspring Small Company Value Portfolio	0.53	0.51	250,151	(249,704)	0	27,029	97	3,093,057
Allspring Strategic Retirement Bond Portfolio	12.15	12.45	34,880	(79,099)	301,827	0	16	18,755,101
			$7,012,111	$(3,027,425)	$856,430	$1,090,383	$1,647	$168,361,282
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	16	12-9-2021	$ 2,907,986	$ 2,683,771	$ 0	$ (224,215)
Japanese Yen Futures	81	12-13-2021	8,901,083	8,952,525	51,442	0
E-Mini Nasdaq 100 Index	47	12-17-2021	14,610,302	15,181,470	571,168	0
E-Mini S&P 500 Financial Select Sector Index	24	12-17-2021	2,967,664	2,799,900	0	(167,764)
E-Mini S&P 500 Index	20	12-17-2021	4,562,107	4,566,250	4,143	0
MSCI Emerging Markets Index	45	12-17-2021	2,912,246	2,727,675	0	(184,571)
Short
Australian Dollars Futures	(101)	12-13-2021	(7,446,675)	(7,191,705)	254,970	0
Euro FX Futures	(143)	12-13-2021	(21,014,401)	(20,246,119)	768,282	0
E-Mini S&P 500 Index	(54)	12-17-2021	(12,326,276)	(12,328,875)	0	(2,599)
					$1,650,005	$(579,149)
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  31

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Income Allocation Fund

	Shares	Value
Investment companies: 99.11%
Affiliated master portfolios: 71.67%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 49,662,927
Allspring Core Bond Portfolio		73,286,753
Allspring Disciplined Large Cap Portfolio		8,249,713
Allspring Emerging Growth Portfolio		582,667
Allspring Factor Enhanced Emerging Markets Equity Portfolio		418,318
Allspring Factor Enhanced International Equity Portfolio		2,707,354
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		1,162,103
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		612,994
Allspring High Yield Corporate Bond Portfolio		1,941,047
Allspring Real Return Portfolio		8,653,940
Allspring Small Company Value Portfolio		590,453
Allspring Strategic Retirement Bond Portfolio		8,716,888
		156,585,157
Alternative investment funds: 5.62%
Allspring Alternative Risk Premia Fund Class R6 ♠†	412,029	3,411,598
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,455,398	8,877,927
		12,289,525
Bond funds: 13.04%
Allspring Global Investment Grade Credit Fund Class R6 ♠	599,019	6,355,589
Allspring High Yield Bond Fund Institutional Class ♠	1,289,395	4,332,369
Allspring Income Plus Fund Institutional Class ♠	1,805,150	17,798,775
		28,486,733
Exchange-traded funds: 5.08%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	30,366	810,469
iShares Core MSCI EAFE ETF	20,034	1,462,081
iShares Core MSCI Emerging Markets ETF	3,478	209,097
iShares Core S&P 500 ETF	6,252	2,861,103
iShares Core S&P Small-Cap ETF	2,225	245,440
iShares Core U.S. Aggregate Bond ETF	47,967	5,505,172
		11,093,362
Multi-asset funds: 2.46%
Allspring Diversified Income Builder Fund Class R6 ♠	857,663	5,386,121
Stock funds: 1.24%
Allspring Emerging Markets Equity Fund Class R6 ♠	20,589	614,163
Allspring Endeavor Select Fund Class R6 ♠†	71,625	1,034,263
Allspring Large Cap Growth Fund Class R6 ♠†	17,815	1,055,008
		2,703,434
Total Investment companies (Cost $207,741,866)		216,544,332

The accompanying notes are an integral part of these financial statements.

32  |  Multi-Asset Funds

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Income Allocation Fund

		Yield	Shares	Value
Short-term investments: 0.47%
Investment companies: 0.47%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	1,025,476	$ 1,025,476
Total Short-term investments (Cost $1,025,476)				1,025,476
Total investments in securities (Cost $208,767,342)	99.58%			217,569,808
Other assets and liabilities, net	0.42			914,446
Total net assets	100.00%			$218,484,254

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$ 3,465,667	$ 240,279	$ (208,323)	$(33,176)	$ (52,849)	$ 3,411,598
Allspring Diversified Income Builder Fund Class R6	5,427,996	412,902	(455,069)	16,005	(15,713)	5,386,121
Allspring Emerging Markets Equity Fund Class R6	653,110	111,536	(41,607)	(2,353)	(106,523)	614,163
Allspring Endeavor Select Fund Class R6†	1,080,857	69,982	(255,137)	54,616	83,945	1,034,263
Allspring Global Investment Grade Credit Fund Class R6	6,281,998	468,029	(387,117)	3,828	(11,149)	6,355,589
Allspring High Yield Bond Fund Institutional Class	4,315,963	410,200	(353,357)	(460)	(39,977)	4,332,369
Allspring Income Plus Fund Institutional Class	17,700,186	1,824,012	(1,221,234)	24,857	(529,046)	17,798,775
Allspring Large Cap Growth Fund Class R6†	1,082,406	85,137	(216,858)	21,797	82,526	1,055,008
Short-term investments
Allspring Government Money Market Fund Select Class	1,100,000	10,811,892	(10,886,416)	0	0	1,025,476
				$ 85,114	$(588,786)	$41,013,362

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	412,029	$ 0
Allspring Diversified Income Builder Fund Class R6	857,663	104,156
Allspring Emerging Markets Equity Fund Class R6	20,589	0
Allspring Endeavor Select Fund Class R6†	71,625	0
Allspring Global Investment Grade Credit Fund Class R6	599,019	72,184
Allspring High Yield Bond Fund Institutional Class	1,289,395	79,203
Allspring Income Plus Fund Institutional Class	1,805,150	421,266
Allspring Large Cap Growth Fund Class R6†	17,815	0
Short-term investments
Allspring Government Money Market Fund Select Class	1,025,476	131
		$676,940

The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  33

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Income Allocation Fund

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	8.37%	8.78%	$ 53,597	$ (3,289)	$ 287,725	$ 0	$ 978	$ 49,662,927
Allspring Core Bond Portfolio	1.28	1.35	283,774	(37,164)	533,930	0	389	73,286,753
Allspring Disciplined Large Cap Portfolio	2.57	2.19	348,250	394,521	0	57,671	24	8,249,713
Allspring Emerging Growth Portfolio	0.07	0.10	265,310	(218,229)	0	249	184	582,667
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.24	0.24	2	(167)	0	7,433	2	418,318
Allspring Factor Enhanced International Equity Portfolio	0.40	0.39	78,530	(226,420)	0	35,305	10	2,707,354
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.15	0.15	78,151	2,780	0	8,400	5	1,162,103
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.31	0.30	79,316	(87,603)	0	3,952	3	612,994
Allspring High Yield Corporate Bond Portfolio	3.87	4.02	23,409	(58,984)	48,507	0	5	1,941,047
Allspring Real Return Portfolio	3.60	3.70	62,364	51,090	211,119	13,680	25	8,653,940
Allspring Small Company Value Portfolio	0.10	0.10	48,167	(44,988)	0	5,238	19	590,453
Allspring Strategic Retirement Bond Portfolio	5.61	5.79	16,619	(42,191)	139,718	0	7	8,716,888
			$1,337,489	$(270,644)	$1,220,999	$131,928	$1,651	$156,585,157
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index Futures	11	12-9-2021	$208,714,147	$208,560,000	$ 0	$ (154,147)
Japanese Yen Futures	61	12-13-2021	6,703,285	6,742,025	38,740	0
E-Mini Nasdaq 100 Index	36	12-17-2021	11,190,870	11,628,360	437,490	0
E-Mini S&P 500 Index	14	12-17-2021	3,192,615	3,196,375	3,760	0
MSCI Emerging Markets Index	34	12-17-2021	2,200,364	2,060,910	0	(139,454)
S&P E-Mini Financial Select Sector Futures	18	12-17-2021	2,225,748	2,099,925	0	(125,823)
Short
Australian Dollar Futures	(73)	12-13-2021	(5,382,251)	(5,197,965)	184,286	0
Euro FX Futures	(107)	12-13-2021	(15,723,697)	(15,149,194)	574,503	0
E-Mini S&P 500 Index	(47)	12-17-2021	(10,728,425)	(10,730,688)	0	(2,262)
					$1,238,779	$(421,686)
The accompanying notes are an integral part of these financial statements.

34  |  Multi-Asset Funds

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Moderate Growth Fund

	Shares	Value
Investment companies: 99.22%
Affiliated master portfolios: 62.22%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 42,781,207
Allspring Core Bond Portfolio		35,651,603
Allspring Disciplined Large Cap Portfolio		88,495,554
Allspring Emerging Growth Portfolio		4,812,566
Allspring Factor Enhanced Emerging Markets Equity Portfolio		6,188,590
Allspring Factor Enhanced International Equity Portfolio		48,899,847
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		23,927,968
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		7,824,863
Allspring High Yield Corporate Bond Portfolio		4,875,943
Allspring Real Return Portfolio		34,948,889
Allspring Small Company Value Portfolio		4,969,473
Allspring Strategic Retirement Bond Portfolio		35,024,194
		338,400,697
Alternative investment funds: 6.09%
Allspring Alternative Risk Premia Fund Class R6 ♠†	1,290,199	10,682,846
PIMCO CommodityRealReturn Strategy Fund Institutional Class	3,679,612	22,445,632
		33,128,478
Bond funds: 12.52%
Allspring Global Investment Grade Credit Fund Class R6 ♠	1,489,567	15,804,305
Allspring High Yield Bond Fund Institutional Class ♠	4,051,300	13,612,368
Allspring Income Plus Fund Institutional Class ♠	3,923,009	38,680,864
		68,097,537
Exchange-traded funds: 11.16%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	77,219	2,060,975
iShares Core MSCI EAFE ETF	64,661	4,718,960
iShares Core MSCI Emerging Markets ETF	81,453	4,896,954
iShares Core S&P 500 ETF	64,436	29,487,847
iShares Core S&P Small-Cap ETF	52,215	5,759,837
iShares Core U.S. Aggregate Bond ETF	119,798	13,749,216
		60,673,789
Multi-asset funds: 3.02%
Allspring Diversified Income Builder Fund Class R6 ♠	2,611,871	16,402,550
Stock funds: 4.21%
Allspring Emerging Markets Equity Fund Class R6 ♠	227,295	6,780,210
Allspring Endeavor Select Fund Class R6 ♠†	551,874	7,969,058
Allspring Large Cap Growth Fund Class R6 ♠†	137,364	8,134,710
		22,883,978
Total Investment companies (Cost $471,337,864)		539,587,029

The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  35

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Moderate Growth Fund

		Yield	Shares	Value
Short-term investments: 0.44%
Investment companies: 0.44%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	2,399,465	$ 2,399,465
Total Short-term investments (Cost $2,399,465)				2,399,465
Total investments in securities (Cost $473,737,329)	99.66%			541,986,494
Other assets and liabilities, net	0.34			1,870,769
Total net assets	100.00%			$543,857,263

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$11,146,214	$ 76,931	$ (269,842)	$ (42,458)	$ (227,999)	$ 10,682,846
Allspring Diversified Income Builder Fund Class R6	16,635,917	354,300	(588,850)	29,068	(27,885)	16,402,550
Allspring Emerging Markets Equity Fund Class R6	7,354,031	708,524	(53,455)	(435)	(1,228,455)	6,780,210
Allspring Endeavor Select Fund Class R6†	8,279,598	9,772	(1,407,036)	451,247	635,477	7,969,058
Allspring Global Investment Grade Credit Fund Class R6	15,438,876	410,446	(29,225)	(934)	(14,858)	15,804,305
Allspring High Yield Bond Fund Institutional Class	13,627,279	915,139	(810,055)	(1,396)	(118,599)	13,612,368
Allspring Income Plus Fund Institutional Class	38,626,187	3,253,489	(2,116,470)	3,179	(1,085,521)	38,680,864
Allspring Large Cap Growth Fund Class R6†	8,278,161	35,803	(990,184)	153,535	657,395	8,134,710
Short-term investments
Allspring Government Money Market Fund Select Class	2,652,130	21,298,615	(21,551,280)	0	0	2,399,465
				$591,806	$(1,410,445)	$120,466,376

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	1,290,199	$ 0
Allspring Diversified Income Builder Fund Class R6	2,611,871	316,932
Allspring Emerging Markets Equity Fund Class R6	227,295	0
Allspring Endeavor Select Fund Class R6†	551,874	0
Allspring Global Investment Grade Credit Fund Class R6	1,489,567	180,016
Allspring High Yield Bond Fund Institutional Class	4,051,300	249,086
Allspring Income Plus Fund Institutional Class	3,923,009	912,397
Allspring Large Cap Growth Fund Class R6†	137,364	0
Short-term investments
Allspring Government Money Market Fund Select Class	2,399,465	319
		$1,658,750

The accompanying notes are an integral part of these financial statements.

36  |  Multi-Asset Funds

Portfolio of investments—November 30, 2021 (unaudited)
Spectrum Moderate Growth Fund

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	7.25%	7.57%	$ 46,892	$ 30,323	$ 247,671	$ 0	$ 848	$ 42,781,207
Allspring Core Bond Portfolio	0.63	0.65	139,529	11,022	260,639	0	188	35,651,603
Allspring Disciplined Large Cap Portfolio	27.57	23.52	3,735,331	4,192,285	0	625,856	253	88,495,554
Allspring Emerging Growth Portfolio	0.52	0.85	2,269,908	(1,887,247)	0	2,109	1,533	4,812,566
Allspring Factor Enhanced Emerging Markets Equity Portfolio	3.71	3.61	179,041	(979,252)	0	99,312	23	6,188,590
Allspring Factor Enhanced International Equity Portfolio	7.41	7.09	1,423,062	(4,080,438)	0	640,292	176	48,899,847
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	3.02	3.00	1,591,640	71,853	0	173,124	95	23,927,968
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	3.96	3.80	1,016,809	(1,148,824)	0	50,527	36	7,824,863
Allspring High Yield Corporate Bond Portfolio	9.76	10.09	58,612	(144,321)	122,043	0	13	4,875,943
Allspring Real Return Portfolio	14.53	14.94	250,367	212,864	826,229	55,291	102	34,948,889
Allspring Small Company Value Portfolio	0.86	0.82	407,067	(401,516)	0	43,801	158	4,969,473
Allspring Strategic Retirement Bond Portfolio	22.64	23.25	64,843	(150,315)	564,922	0	31	35,024,194
			$11,183,101	$(4,273,566)	$2,021,504	$1,690,312	$3,456	$338,400,697
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	30	12-9-2021	$ 5,452,473	$ 5,032,070	$ 0	$ (420,403)
Japanese Yen Futures	152	12-13-2021	16,703,267	16,799,800	96,533	0
E-Mini Nasdaq 100 Index	89	12-17-2021	27,666,317	28,747,890	1,081,573	0
E-Mini S&P 500 Financial Select Sector Index	45	12-17-2021	5,564,370	5,249,812	0	(314,558)
E-Mini S&P 500 Index	37	12-17-2021	8,440,260	8,447,563	7,303	0
MSCI Emerging Markets Index	84	12-17-2021	5,436,193	5,091,660	0	(344,533)
Short
Australian Dollars Futures	(189)	12-13-2021	(13,934,868)	(13,457,745)	477,123	0
Euro FX Futures	(269)	12-13-2021	(39,528,599)	(38,085,356)	1,443,243	0
E-Mini S&P 500 Index	(96)	12-17-2021	(21,913,379)	(21,918,000)	0	(4,621)
					$3,105,775	$(1,084,115)
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  37

Statements of assets and liabilities—November 30, 2021 (unaudited)
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 304,578,598	$ 235,940,020
Investments in unaffiliated Underlying Funds, at value (see cost below)	88,573,473	49,240,756
Investments in affiliated Underlying Funds, at value (see cost below)	50,973,627	88,539,262
Cash	137,111	130,433
Cash at broker segregated for futures contracts	1,774,847	2,120,808
Receivable for daily variation margin on open futures contracts	501,470	283,118
Receivable for investments sold	391,760	0
Receivable for Fund shares sold	294,792	36,194
Receivable for dividends	0	33,110
Prepaid expenses and other assets	156,430	182,745
Total assets	447,382,108	376,506,446
Liabilities
Payable for Fund shares redeemed	546,165	429,482
Payable for daily variation margin on open futures contracts	490,903	589,099
Distribution fee payable	236,037	198,833
Shareholder servicing fees payable	94,317	74,712
Management fee payable	93,611	70,316
Administration fees payable	79,910	64,796
Payable for investments purchased	0	164,658
Accrued expenses and other liabilities	10,687	15,387
Total liabilities	1,551,630	1,607,283
Total net assets	$445,830,478	$374,899,163
Net assets consist of
Paid-in capital	$ 288,122,554	$ 313,085,482
Total distributable earnings	157,707,924	61,813,681
Total net assets	$445,830,478	$374,899,163
Computation of net asset value and offering price per share
Net assets – Class A	$ 71,465,282	$ 39,996,257
Shares outstanding – Class A1	3,022,021	3,387,067
Net asset value per share – Class A	$23.65	$11.81
Maximum offering price per share – Class A2	$25.09	$12.53
Net assets – Class C	$ 368,101,840	$ 316,273,309
Shares outstanding – Class C1	15,752,034	26,166,191
Net asset value per share – Class C	$23.37	$12.09
Net assets – Institutional Class	$ 6,263,356	$ 18,629,597
Shares outstanding – Institutional Class[1]	263,800	1,574,291
Net asset value per share – Institutional Class	$23.74	$11.83
Investments in affiliated Master Portfolios, at cost	$ 235,180,313	$ 214,491,388
Investments in unaffiliated Underlying Funds, at cost	$ 71,427,782	$ 42,461,957
Investments in affiliated Underlying Funds, at cost	$ 38,335,319	$ 84,230,844
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

38  |  Multi-Asset Funds

Statements of assets and liabilities—November 30, 2021 (unaudited)
	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 168,361,282	$ 156,585,157	$ 338,400,697
Investments in unaffiliated Underlying Funds, at value (see cost below)	53,644,209	19,971,289	83,119,421
Investments in affiliated Underlying Funds, at value (see cost below)	66,362,481	41,013,362	120,466,376
Cash	116,944	53,308	116,675
Cash at broker segregated for futures contracts	1,676,862	1,325,887	3,153,735
Receivable for daily variation margin on open futures contracts	134,155	183,638	359,693
Receivable for Fund shares sold	83,300	26,550	66,675
Receivable for dividends	34,172	12,776	39,915
Prepaid expenses and other assets	141,737	136,421	287,137
Total assets	290,555,142	219,308,388	546,010,324
Liabilities
Payable for Fund shares redeemed	137,777	153,091	454,373
Payable for daily variation margin on open futures contracts	388,793	341,941	861,995
Distribution fee payable	161,721	113,304	301,736
Shareholder servicing fees payable	0	42,713	112,537
Management fee payable	50,950	36,131	114,807
Administration fees payable	51,369	37,354	95,712
Payable for investments purchased	152,396	66,521	157,992
Accrued expenses and other liabilities	67,497	30,961	51,782
Trustees’ fees and expenses payable	0	2,118	2,127
Total liabilities	1,010,503	824,134	2,153,061
Total net assets	$289,544,639	$218,484,254	$543,857,263
Net assets consist of
Paid-in capital	$ 209,473,513	$ 200,615,142	$ 417,893,472
Total distributable earnings	80,071,126	17,869,112	125,963,791
Total net assets	$289,544,639	$218,484,254	$543,857,263
Computation of net asset value and offering price per share
Net assets – Class A	$ 31,642,090	$ 23,559,431	$ 55,803,389
Shares outstanding – Class A1	2,118,891	2,238,222	3,893,778
Net asset value per share – Class A	$14.93	$10.53	$14.33
Maximum offering price per share – Class A2	$15.84	$11.17	$15.20
Net assets – Class C	$ 255,326,500	$ 181,585,353	$ 477,170,273
Shares outstanding – Class C1	16,784,432	17,267,145	32,714,798
Net asset value per share – Class C	$15.21	$10.52	$14.59
Net assets – Institutional Class	$ 2,576,049	$ 13,339,470	$ 10,883,601
Shares outstanding – Institutional Class[1]	172,205	1,269,602	757,639
Net asset value per share – Institutional Class	$14.96	$10.51	$14.37
Investments in affiliated Master Portfolios, at cost	$ 134,041,750	$ 151,429,164	$ 287,343,206
Investments in unaffiliated Underlying Funds, at cost	$ 45,654,854	$ 18,090,648	$ 73,221,879
Investments in affiliated Underlying Funds, at cost	$ 61,550,027	$ 39,247,530	$ 113,172,244
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  39

Statements of operations—six months ended November 30, 2021 (unaudited)
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Investment income
Dividends allocated from affiliated Master Portfolios*	$ 2,672,355	$ 698,074
Dividends from unaffiliated Underlying Funds	756,522	3,659,613
Affiliated income allocated from affiliated Master Portfolios	895	2,265
Dividends from affiliated Underlying Funds	286	1,396,378
Interest allocated from affiliated Master Portfolios**	0	1,757,184
Expenses allocated from affiliated Master Portfolios	(425,624)	(313,989)
Waivers allocated from affiliated Master Portfolios	47,851	35,502
Total investment income	3,052,285	7,235,027
Expenses
Management fee	577,102	475,494
Administration fees
Class A	74,003	42,553
Class C	399,609	346,721
Institutional Class	6,904	6,278
Shareholder servicing fees
Class A	88,099	50,658
Class C	475,725	412,697
Distribution fee
Class C	1,422,229	1,236,658
Custody and accounting fees	23,663	34,061
Professional fees	22,407	27,927
Registration fees	27,592	31,299
Shareholder report expenses	23,847	22,282
Trustees’ fees and expenses	9,662	9,793
Other fees and expenses	5,475	4,477
Total expenses	3,156,317	2,700,898
Less: Fee waivers and/or expense reimbursements
Fund-level	(15,159)	(51,972)
Class A	(23)	(49)
Class C	0	(40)
Institutional Class	(186)	0
Net expenses	3,140,949	2,648,837
Net investment income (loss)	(88,664)	4,586,190
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	17,819,223	5,429,296
Affiliated Underlying Funds	775,621	283,549
Unaffiliated Underlying Funds	477,216	69,310
Futures contracts	(1,272,805)	(191,196)
Net realized gains on investments	17,799,255	5,590,959
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(9,018,904)	(1,603,514)
Affiliated Underlying Funds	874,184	(1,230,330)
Unaffiliated Underlying Funds	2,906,528	(1,706,149)
Futures contracts	2,833,372	2,275,065
Net change in unrealized gains (losses) on investments	(2,404,820)	(2,264,928)
Net realized and unrealized gains (losses) on investments	15,394,435	3,326,031
Net increase in net assets resulting from operations	$15,305,771	$ 7,912,221
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$172,654	$39,350
**Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	0	56
The accompanying notes are an integral part of these financial statements.

40  |  Multi-Asset Funds

Statements of operations—six months ended November 30, 2021 (unaudited)
	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Investment income
Dividends allocated from affiliated Master Portfolios*	$ 1,090,383	$ 131,928	$ 1,688,661
Dividends from unaffiliated Underlying Funds	3,003,718	2,007,113	5,480,771
Affiliated income allocated from affiliated Master Portfolios	1,647	1,651	3,456
Dividends from affiliated Underlying Funds	869,631	676,940	1,658,750
Interest allocated from affiliated Master Portfolios**	856,430	1,220,999	2,021,504
Expenses allocated from affiliated Master Portfolios	(235,798)	(200,530)	(459,956)
Waivers allocated from affiliated Master Portfolios	34,145	15,480	60,333
Total investment income	5,620,156	3,853,581	10,453,519
Expenses
Management fee	372,083	276,336	696,802
Administration fees
Class A	33,308	25,087	59,465
Class C	276,470	200,496	519,003
Institutional Class	1,716	4,048	4,238
Shareholder servicing fees
Class A	39,652	29,865	70,792
Class C	329,131	238,471	617,860
Distribution fee
Class C	984,453	714,631	1,851,252
Custody and accounting fees	29,292	19,836	28,655
Professional fees	27,363	23,824	21,240
Registration fees	32,855	28,495	18,399
Shareholder report expenses	21,622	20,487	16,703
Trustees’ fees and expenses	9,662	9,798	9,792
Other fees and expenses	5,723	4,227	3,258
Total expenses	2,163,330	1,595,601	3,917,459
Less: Fee waivers and/or expense reimbursements
Fund-level	(63,841)	(59,582)	0
Class A	(102)	(1,195)	0
Class C	(100)	(32)	0
Institutional Class	0	0	(6)
Net expenses	2,099,287	1,534,792	3,917,453
Net investment income	3,520,869	2,318,789	6,536,066
Realized and unrealized gains (losses) on investments
Net realized gains on
Securities transactions allocated from affiliated Master Portfolios	7,012,111	1,337,489	11,183,101
Affiliated Underlying Funds	404,357	85,114	591,806
Unaffiliated Underlying Funds	48,086	63,900	86,490
Futures contracts	999,948	270,077	1,983,385
Net realized gains on investments	8,464,502	1,756,580	13,844,782
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(3,027,425)	(270,644)	(4,273,566)
Affiliated Underlying Funds	(529,940)	(588,786)	(1,410,445)
Unaffiliated Underlying Funds	(771,572)	(1,218,087)	(2,304,456)
Futures contracts	1,100,611	1,004,695	2,049,798
Net change in unrealized gains (losses) on investments	(3,228,326)	(1,072,822)	(5,938,669)
Net realized and unrealized gains (losses) on investments	5,236,176	683,758	7,906,113
Net increase in net assets resulting from operations	$ 8,757,045	$ 3,002,547	$14,442,179
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$66,382	$5,943	$99,728
**Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	0	122	0
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  41

Statements of changes in net assets
	Spectrum Aggressive Growth Fund
	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment loss		$ (88,664)		$ (34,813)
Net realized gains on investments		17,799,255		51,993,793
Net change in unrealized gains (losses) on investments		(2,404,820)		80,430,813
Net increase in net assets resulting from operations		15,305,771		132,389,793
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(6,623,108)
Class C		0		(39,111,345)
Institutional Class		0		(694,018)
Total distributions to shareholders		0		(46,428,471)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	394,699	9,285,333	623,597	13,041,652
Class C	145,046	3,377,450	389,900	8,091,779
Institutional Class	518,399	11,956,149	391,169	8,403,353
		24,618,932		29,536,784
Reinvestment of distributions
Class A	0	0	328,529	6,609,807
Class C	0	0	1,965,541	39,056,091
Institutional Class	0	0	34,207	690,909
		0		46,356,807
Payment for shares redeemed
Class A	(275,676)	(6,501,745)	(455,030)	(9,574,877)
Class C	(1,136,150)	(26,501,420)	(3,163,474)	(65,689,559)
Institutional Class	(602,705)	(14,233,367)	(199,811)	(4,221,401)
		(47,236,532)		(79,485,837)
Net decrease in net assets resulting from capital share transactions		(22,617,600)		(3,592,246)
Total increase (decrease) in net assets		(7,311,829)		82,369,076
Net assets
Beginning of period		453,142,307		370,773,231
End of period		$445,830,478		$453,142,307
The accompanying notes are an integral part of these financial statements.

42  |  Multi-Asset Funds

Statements of changes in net assets
	Spectrum Conservative Growth Fund
	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 4,586,190		$ 1,499,722
Net realized gains on investments		5,590,959		28,587,125
Net change in unrealized gains (losses) on investments		(2,264,928)		24,394,390
Net increase in net assets resulting from operations		7,912,221		54,481,237
Distributions to shareholders from
Net investment income and net realized gains
Class A		(701,943)		(2,874,479)
Class C		(3,818,283)		(23,065,495)
Institutional Class		(155,111)		(232,146)
Total distributions to shareholders		(4,675,337)		(26,172,120)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	200,683	2,378,805	899,699	10,314,561
Class C	180,032	2,178,151	651,887	7,621,225
Institutional Class	1,463,889	17,445,483	392,489	4,509,854
		22,002,439		22,445,640
Reinvestment of distributions
Class A	58,861	688,380	256,759	2,862,770
Class C	318,384	3,815,419	2,023,499	23,054,380
Institutional Class	13,139	154,582	20,581	230,089
		4,658,381		26,147,239
Payment for shares redeemed
Class A	(312,982)	(3,696,976)	(642,548)	(7,354,896)
Class C	(2,434,312)	(29,451,626)	(5,048,642)	(59,028,155)
Institutional Class	(167,409)	(1,983,064)	(393,186)	(4,510,389)
		(35,131,666)		(70,893,440)
Net decrease in net assets resulting from capital share transactions		(8,470,846)		(22,300,561)
Total increase (decrease) in net assets		(5,233,962)		6,008,556
Net assets
Beginning of period		380,133,125		374,124,569
End of period		$374,899,163		$380,133,125
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  43

Statements of changes in net assets
	Spectrum Growth Fund
	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 3,520,869		$ 663,009
Net realized gains on investments		8,464,502		29,516,881
Net change in unrealized gains (losses) on investments		(3,228,326)		38,470,371
Net increase in net assets resulting from operations		8,757,045		68,650,261
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(3,243,409)
Class C		0		(26,381,409)
Institutional Class		0		(222,924)
Total distributions to shareholders		0		(29,847,742)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	171,431	2,566,365	272,532	3,728,807
Class C	221,095	3,350,631	596,433	8,374,465
Institutional Class	98,767	1,467,041	384,979	5,297,306
		7,384,037		17,400,578
Reinvestment of distributions
Class A	0	0	244,354	3,224,483
Class C	0	0	1,960,878	26,340,207
Institutional Class	0	0	16,651	220,017
		0		29,784,707
Payment for shares redeemed
Class A	(217,402)	(3,229,929)	(327,346)	(4,519,304)
Class C	(1,459,240)	(22,079,694)	(3,206,938)	(45,083,560)
Institutional Class	(105,642)	(1,569,750)	(302,532)	(4,187,189)
		(26,879,373)		(53,790,053)
Net decrease in net assets resulting from capital share transactions		(19,495,336)		(6,604,768)
Total increase (decrease) in net assets		(10,738,291)		32,197,751
Net assets
Beginning of period		300,282,930		268,085,179
End of period		$289,544,639		$300,282,930
The accompanying notes are an integral part of these financial statements.

44  |  Multi-Asset Funds

Statements of changes in net assets
	Spectrum Income Allocation Fund
	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 2,318,789		$ 884,589
Net realized gains on investments		1,756,580		12,427,633
Net change in unrealized gains (losses) on investments		(1,072,822)		3,329,187
Net increase in net assets resulting from operations		3,002,547		16,641,409
Distributions to shareholders from
Net investment income and net realized gains
Class A		(352,769)		(1,654,082)
Class C		(1,573,938)		(12,372,666)
Institutional Class		(71,094)		(45,632)
Total distributions to shareholders		(1,997,801)		(14,072,380)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	162,024	1,709,600	655,046	6,974,259
Class C	103,938	1,094,010	388,820	4,117,662
Institutional Class	1,183,926	12,522,905	158,340	1,658,872
		15,326,515		12,750,793
Reinvestment of distributions
Class A	33,547	352,306	158,621	1,651,355
Class C	149,708	1,570,560	1,194,142	12,367,736
Institutional Class	6,720	70,633	4,206	43,767
		1,993,499		14,062,858
Payment for shares redeemed
Class A	(258,734)	(2,726,837)	(555,818)	(5,851,268)
Class C	(1,722,956)	(18,146,373)	(3,353,220)	(35,330,536)
Institutional Class	(29,567)	(311,104)	(122,318)	(1,287,654)
		(21,184,314)		(42,469,458)
Net decrease in net assets resulting from capital share transactions		(3,864,300)		(15,655,807)
Total decrease in net assets		(2,859,554)		(13,086,778)
Net assets
Beginning of period		221,343,808		234,430,586
End of period		$218,484,254		$221,343,808
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  45

Statements of changes in net assets
	Spectrum Moderate Growth Fund
	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 6,536,066		$ 1,570,209
Net realized gains on investments		13,844,782		55,240,630
Net change in unrealized gains (losses) on investments		(5,938,669)		51,414,974
Net increase in net assets resulting from operations		14,442,179		108,225,813
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,511,031)
Class C		0		(46,615,891)
Institutional Class		0		(150,799)
Total distributions to shareholders		0		(52,277,721)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	236,251	3,383,266	727,816	9,730,692
Class C	260,340	3,785,933	854,810	11,731,065
Institutional Class	663,659	9,530,136	526,569	7,041,595
		16,699,335		28,503,352
Reinvestment of distributions
Class A	0	0	424,298	5,499,365
Class C	0	0	3,533,044	46,579,077
Institutional Class	0	0	11,400	148,048
		0		52,226,490
Payment for shares redeemed
Class A	(365,535)	(5,224,601)	(780,095)	(10,438,615)
Class C	(2,693,417)	(39,159,782)	(6,366,969)	(87,080,597)
Institutional Class	(153,162)	(2,181,483)	(444,706)	(5,953,456)
		(46,565,866)		(103,472,668)
Net decrease in net assets resulting from capital share transactions		(29,866,531)		(22,742,826)
Total increase (decrease) in net assets		(15,424,352)		33,205,266
Net assets
Beginning of period		559,281,615		526,076,349
End of period		$543,857,263		$ 559,281,615
The accompanying notes are an integral part of these financial statements.

46  |  Multi-Asset Funds

Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$22.82	$18.59	$16.52	$20.55	$21.41	$20.15
Net investment income (loss)	0.07	0.14	0.19	0.17 [2]	0.10	(0.02) [2]
Net realized and unrealized gains (losses) on investments	0.76	6.65	2.11	(0.81)	2.59	1.28
Total from investment operations	0.83	6.79	2.30	(0.64)	2.69	1.26
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.19)	(0.26)	0.00	0.00
Net realized gains	0.00	(2.34)	(0.04)	(3.13)	(3.55)	0.00
Total distributions to shareholders	0.00	(2.56)	(0.23)	(3.39)	(3.55)	0.00
Net asset value, end of period	$23.65	$22.82	$18.59	$16.52	$20.55	$21.41
Total return[3]	3.64%	38.53%	13.91%	(2.35)%	12.61%	6.25%
Ratios to average net assets (annualized)
Gross expenses*	0.76%	0.77%	0.77%	0.76%	0.75%	0.75%
Net expenses*	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.57%	0.63%	1.08%	0.97%	0.75%	(0.30)%
Supplemental data
Portfolio turnover rate[4]	23%	82%	71%	78%	63%	30%
Net assets, end of period (000s omitted)	$71,465	$66,239	$44,714	$42,588	$3,993	$1,669

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019	0.18%
Year ended May 31, 2018	0.12%
Year ended May 31, 2017[1]	0.12%

[1]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  47

Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C1	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.63	$18.45	$16.39	$20.33	$21.36	$18.25
Net investment income (loss)	(0.02)	(0.03)	0.07	0.06	(0.02) [2]	(0.07)
Net realized and unrealized gains (losses) on investments	0.76	6.62	2.07	(0.82)	2.54	3.19
Total from investment operations	0.74	6.59	2.14	(0.76)	2.52	3.12
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.04)	(0.05)	0.00	0.00
Net realized gains	0.00	(2.34)	(0.04)	(3.13)	(3.55)	(0.01)
Total distributions to shareholders	0.00	(2.41)	(0.08)	(3.18)	(3.55)	(0.01)
Net asset value, end of period	$23.37	$22.63	$18.45	$16.39	$20.33	$21.36
Total return[3]	3.27%	37.57%	13.06%	(3.16)%	11.80%	17.07%
Ratios to average net assets (annualized)
Gross expenses*	1.51%	1.52%	1.52%	1.51%	1.50%	1.50%
Net expenses*	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.18)%	(0.12)%	0.33%	0.32%	(0.10)%	(0.37)%
Supplemental data
Portfolio turnover rate[4]	23%	82%	71%	78%	63%	30%
Net assets, end of period (000s omitted)	$368,102	$378,941	$323,778	$355,837	$491,304	$532,454

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019	0.18%
Year ended May 31, 2018	0.12%
Year ended May 31, 2017[1]	0.12%

[1]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

48  |  Multi-Asset Funds

Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$22.87	$18.62	$16.55	$21.08
Net investment income	0.15	0.22	0.29	0.14
Net realized and unrealized gains (losses) on investments	0.72	6.65	2.07	(1.26)
Total from investment operations	0.87	6.87	2.36	(1.12)
Distributions to shareholders from
Net investment income	0.00	(0.28)	(0.25)	(0.28)
Net realized gains	0.00	(2.34)	(0.04)	(3.13)
Total distributions to shareholders	0.00	(2.62)	(0.29)	(3.41)
Net asset value, end of period	$23.74	$22.87	$18.62	$16.55
Total return[2]	3.80%	38.96%	14.26%	(4.54)%
Ratios to average net assets (annualized)
Gross expenses*	0.43%	0.43%	0.44%	0.43%
Net expenses*	0.42%	0.42%	0.42%	0.42%
Net investment income	0.88%	0.96%	1.40%	1.40%
Supplemental data
Portfolio turnover rate[3]	23%	82%	71%	78%
Net assets, end of period (000s omitted)	$6,263	$7,962	$2,281	$1,172

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019[1]	0.18%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  49

Financial highlights
Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$11.73	$10.92	$10.30	$10.90	$11.83	$11.56
Net investment income	0.18	0.14	0.15	0.19 [2]	0.18 [2]	0.07
Net realized and unrealized gains (losses) on investments	0.10	1.56	0.76	0.03	0.40	0.28
Total from investment operations	0.28	1.70	0.91	0.22	0.58	0.35
Distributions to shareholders from
Net investment income	(0.20)	(0.11)	(0.21)	(0.18)	(0.50)	(0.08)
Net realized gains	0.00	(0.78)	(0.08)	(0.64)	(1.01)	0.00
Total distributions to shareholders	(0.20)	(0.89)	(0.29)	(0.82)	(1.51)	(0.08)
Net asset value, end of period	$11.81	$11.73	$10.92	$10.30	$10.90	$11.83
Total return[3]	2.45%	16.04%	8.95%	2.40%	4.87%	3.06%
Ratios to average net assets (annualized)
Gross expenses*	0.78%	0.77%	0.77%	0.76%	0.75%	0.74%
Net expenses*	0.75%	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income	3.05%	1.07%	1.47%	1.81%	1.58%	1.03%
Supplemental data
Portfolio turnover rate[4]	60%	151%	162%	155%	161%	136%
Net assets, end of period (000s omitted)	$39,996	$40,354	$31,965	$34,104	$2,712	$800

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.15%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.16%
Year ended May 31, 2018	0.13%
Year ended May 31, 2017[1]	0.11%

[1]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

50  |  Multi-Asset Funds

Financial highlights
Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C1	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.98	$11.14	$10.50	$11.10	$11.83	$11.40
Net investment income	0.14	0.04	0.09	0.12 [2]	0.09	0.06
Net realized and unrealized gains (losses) on investments	0.11	1.61	0.77	0.02	0.41	0.80
Total from investment operations	0.25	1.65	0.88	0.14	0.50	0.86
Distributions to shareholders from
Net investment income	(0.14)	(0.03)	(0.14)	(0.10)	(0.22)	(0.08)
Net realized gains	0.00	(0.78)	(0.08)	(0.64)	(1.01)	(0.35)
Total distributions to shareholders	(0.14)	(0.81)	(0.22)	(0.74)	(1.23)	(0.43)
Net asset value, end of period	$12.09	$11.98	$11.14	$10.50	$11.10	$11.83
Total return[3]	2.09%	15.17%	8.24%	1.58%	4.11%	7.75%
Ratios to average net assets (annualized)
Gross expenses*	1.53%	1.52%	1.52%	1.51%	1.50%	1.49%
Net expenses*	1.50%	1.50%	1.50%	1.50%	1.50%	1.49%
Net investment income	2.34%	0.31%	0.73%	1.13%	0.81%	0.52%
Supplemental data
Portfolio turnover rate[4]	60%	151%	162%	155%	161%	136%
Net assets, end of period (000s omitted)	$316,273	$336,665	$339,482	$393,207	$559,104	$707,284

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.15%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.13%
Year ended May 31, 2017	0.11%

[1]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  51

Financial highlights
Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$11.77	$10.94	$10.32	$11.06
Net investment income	0.23	0.17	0.20	0.14
Net realized and unrealized gains (losses) on investments	0.06	1.57	0.74	(0.04)
Total from investment operations	0.29	1.74	0.94	0.10
Distributions to shareholders from
Net investment income	(0.23)	(0.13)	(0.24)	(0.20)
Net realized gains	0.00	(0.78)	(0.08)	(0.64)
Total distributions to shareholders	(0.23)	(0.91)	(0.32)	(0.84)
Net asset value, end of period	$11.83	$11.77	$10.94	$10.32
Total return[2]	2.53%	16.44%	9.26%	1.28%
Ratios to average net assets (annualized)
Gross expenses*	0.45%	0.44%	0.44%	0.43%
Net expenses*	0.42%	0.42%	0.42%	0.42%
Net investment income	2.28%	1.39%	1.80%	1.37%
Supplemental data
Portfolio turnover rate[3]	60%	151%	162%	155%
Net assets, end of period (000s omitted)	$18,630	$3,114	$2,678	$1,817

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.15%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[1]	0.16%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

52  |  Multi-Asset Funds

Financial highlights
Spectrum Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$14.46	$12.70	$11.57	$13.88	$14.60	$13.92
Net investment income	0.22	0.13	0.15	0.14 [2]	0.12	0.01 [2]
Net realized and unrealized gains (losses) on investments	0.25	3.24	1.17	(0.30)	1.39	0.67
Total from investment operations	0.47	3.37	1.32	(0.16)	1.51	0.68
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.18)	(0.23)	(0.30)	0.00
Net realized gains	0.00	(1.48)	(0.01)	(1.92)	(1.93)	0.00
Total distributions to shareholders	0.00	(1.61)	(0.19)	(2.15)	(2.23)	0.00
Net asset value, end of period	$14.93	$14.46	$12.70	$11.57	$13.88	$14.60
Total return[3]	3.25%	27.87%	11.34%	(0.38)%	10.33%	4.89%
Ratios to average net assets (annualized)
Gross expenses*	0.80%	0.79%	0.79%	0.78%	0.78%	0.76%
Net expenses*	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.00%	0.90%	1.14%	1.20%	1.07%	0.16%
Supplemental data
Portfolio turnover rate[4]	22%	97%	98%	97%	93%	58%
Net assets, end of period (000s omitted)	$31,642	$31,295	$25,089	$23,420	$2,009	$357

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.14%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.12%
Year ended May 31, 2017[1]	0.11%

[1]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  53

Financial highlights
Spectrum Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C1	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.78	$12.96	$11.78	$14.02	$14.58	$13.39
Net investment income (loss)	0.18	0.02	0.06	0.08	0.04	(0.01) [2]
Net realized and unrealized gains (losses) on investments	0.25	3.30	1.20	(0.33)	1.34	1.84
Total from investment operations	0.43	3.32	1.26	(0.25)	1.38	1.83
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.07)	(0.07)	(0.01)	0.00
Net realized gains	0.00	(1.48)	(0.01)	(1.92)	(1.93)	(0.64)
Total distributions to shareholders	0.00	(1.50)	(0.08)	(1.99)	(1.94)	(0.64)
Net asset value, end of period	$15.21	$14.78	$12.96	$11.78	$14.02	$14.58
Total return[3]	2.91%	26.86%	10.67%	(1.12)%	9.45%	14.05%
Ratios to average net assets (annualized)
Gross expenses*	1.54%	1.54%	1.53%	1.52%	1.51%	1.51%
Net expenses*	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	2.28%	0.15%	0.40%	0.56%	0.26%	(0.06)%
Supplemental data
Portfolio turnover rate[4]	22%	97%	98%	97%	93%	58%
Net assets, end of period (000s omitted)	$255,327	$266,399	$241,980	$261,722	$354,185	$402,997

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.12%
Year ended May 31, 2017	0.11%

[1]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

54  |  Multi-Asset Funds

Financial highlights
Spectrum Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$14.46	$12.70	$11.57	$14.20
Net investment income	0.26	0.22	0.16	0.18
Net realized and unrealized gains (losses) on investments	0.24	3.19	1.20	(0.65)
Total from investment operations	0.50	3.41	1.36	(0.47)
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.22)	(0.24)
Net realized gains	0.00	(1.48)	(0.01)	(1.92)
Total distributions to shareholders	0.00	(1.65)	(0.23)	(2.16)
Net asset value, end of period	$14.96	$14.46	$12.70	$11.57
Total return[2]	3.46%	28.25%	11.71%	(2.47)%
Ratios to average net assets (annualized)
Gross expenses*	0.46%	0.46%	0.46%	0.45%
Net expenses*	0.42%	0.42%	0.42%	0.42%
Net investment income	3.41%	1.24%	1.44%	1.84%
Supplemental data
Portfolio turnover rate[3]	22%	97%	98%	97%
Net assets, end of period (000s omitted)	$2,576	$2,589	$1,016	$699

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.13%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[1]	0.17%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  55

Financial highlights
Spectrum Income Allocation Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$10.50	$10.40	$9.82	$10.05	$10.52	$10.34
Net investment income	0.14	0.11	0.16	0.18	0.20	0.04
Net realized and unrealized gains (losses) on investments	0.05	0.71	0.59	0.18	0.02	0.18
Total from investment operations	0.19	0.82	0.75	0.36	0.22	0.22
Distributions to shareholders from
Net investment income	(0.16)	(0.14)	(0.17)	(0.19)	(0.19)	(0.04)
Net realized gains	0.00	(0.58)	0.00	(0.40)	(0.50)	0.00
Total distributions to shareholders	(0.16)	(0.72)	(0.17)	(0.59)	(0.69)	(0.04)
Net asset value, end of period	$10.53	$10.50	$10.40	$9.82	$10.05	$10.52
Total return[2]	1.78%	8.07%	7.72%	3.84%	2.05%	2.14%
Ratios to average net assets (annualized)
Gross expenses*	0.81%	0.80%	0.80%	0.79%	0.77%	0.76%
Net expenses*	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.76%	1.04%	1.61%	2.15%	1.81%	1.34%
Supplemental data
Portfolio turnover rate[3]	102%	206%	197%	183%	192%	175%
Net assets, end of period (000s omitted)	$23,559	$24,170	$21,256	$16,242	$4,532	$4,468

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.17%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019	0.16%
Year ended May 31, 2018	0.13%
Year ended May 31, 2017[1]	0.11%

[1]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

56  |  Multi-Asset Funds

Financial highlights
Spectrum Income Allocation Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C1	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.46	$10.36	$9.81	$10.06	$10.51	$10.33
Net investment income	0.11	0.03	0.09	0.14 [2]	0.11	0.07
Net realized and unrealized gains (losses) on investments	0.04	0.71	0.58	0.13	0.04	0.38
Total from investment operations	0.15	0.74	0.67	0.27	0.15	0.45
Distributions to shareholders from
Net investment income	(0.09)	(0.06)	(0.12)	(0.12)	(0.10)	(0.10)
Net realized gains	0.00	(0.58)	0.00	(0.40)	(0.50)	(0.17)
Total distributions to shareholders	(0.09)	(0.64)	(0.12)	(0.52)	(0.60)	(0.27)
Net asset value, end of period	$10.52	$10.46	$10.36	$9.81	$10.06	$10.51
Total return[3]	1.40%	7.25%	6.90%	2.89%	1.37%	4.42%
Ratios to average net assets (annualized)
Gross expenses*	1.55%	1.55%	1.55%	1.54%	1.52%	1.50%
Net expenses*	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.02%	0.30%	0.89%	1.41%	1.05%	0.72%
Supplemental data
Portfolio turnover rate[4]	102%	206%	197%	183%	192%	175%
Net assets, end of period (000s omitted)	$181,585	$196,035	$212,465	$237,153	$319,498	$425,400

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.17%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019	0.16%
Year ended May 31, 2018	0.13%
Year ended May 31, 2017[1]	0.11%

[1]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  57

Financial highlights
Spectrum Income Allocation Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$10.50	$10.39	$9.80	$10.15
Net investment income	0.20	0.19	0.21	0.15
Net realized and unrealized gains (losses) on investments	0.00	0.68	0.57	0.12
Total from investment operations	0.20	0.87	0.78	0.27
Distributions to shareholders from
Net investment income	(0.19)	(0.18)	(0.19)	(0.22)
Net realized gains	0.00	(0.58)	0.00	(0.40)
Total distributions to shareholders	(0.19)	(0.76)	(0.19)	(0.62)
Net asset value, end of period	$10.51	$10.50	$10.39	$9.80
Total return[2]	1.89%	8.51%	8.07%	2.95%
Ratios to average net assets (annualized)
Gross expenses*	0.47%	0.47%	0.47%	0.46%
Net expenses*	0.42%	0.42%	0.42%	0.42%
Net investment income	1.80%	1.33%	1.96%	1.61%
Supplemental data
Portfolio turnover rate[3]	102%	206%	197%	183%
Net assets, end of period (000s omitted)	$13,339	$1,139	$710	$434

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.17%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019[1]	0.16%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

58  |  Multi-Asset Funds

Financial highlights
Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$13.92	$12.64	$11.64	$13.27	$14.24	$13.68
Net investment income	0.21	0.14	0.15	0.18 [2]	0.19 [2]	0.01
Net realized and unrealized gains (losses) on investments	0.20	2.59	1.07	(0.14)	0.89	0.55
Total from investment operations	0.41	2.73	1.22	0.04	1.08	0.56
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.21)	(0.23)	(0.42)	0.00
Net realized gains	0.00	(1.30)	(0.01)	(1.44)	(1.63)	0.00
Total distributions to shareholders	0.00	(1.45)	(0.22)	(1.67)	(2.05)	0.00
Net asset value, end of period	$14.33	$13.92	$12.64	$11.64	$13.27	$14.24
Total return[3]	2.95%	22.56%	10.49%	1.02%	7.51%	4.09%
Ratios to average net assets (annualized)
Gross expenses*	0.75%	0.75%	0.76%	0.76%	0.75%	0.74%
Net expenses*	0.75%	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income	2.99%	0.96%	1.31%	1.51%	1.33%	0.54%
Supplemental data
Portfolio turnover rate[4]	38%	120%	131%	126%	129%	102%
Net assets, end of period (000s omitted)	$55,803	$56,004	$46,133	$46,380	$3,031	$1,464

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.12%
Year ended May 31, 2017[1]	0.11%

[1]	For the period from February 10, 2017 (commencement of class operations) to May 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  59

Financial highlights
Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C1	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.22	$12.87	$11.85	$13.40	$14.21	$13.29
Net investment income	0.17 [2]	0.03	0.08	0.11	0.09	0.05
Net realized and unrealized gains (losses) on investments	0.20	2.66	1.06	(0.14)	0.87	1.40
Total from investment operations	0.37	2.69	1.14	(0.03)	0.96	1.45
Distributions to shareholders from
Net investment income	0.00	(0.04)	(0.11)	(0.08)	(0.14)	0.00
Net realized gains	0.00	(1.30)	(0.01)	(1.44)	(1.63)	(0.53)
Total distributions to shareholders	0.00	(1.34)	(0.12)	(1.52)	(1.77)	(0.53)
Net asset value, end of period	$14.59	$14.22	$12.87	$11.85	$13.40	$14.21
Total return[3]	2.60%	21.79%	9.58%	0.31%	6.65%	11.14%
Ratios to average net assets (annualized)
Gross expenses*	1.49%	1.50%	1.51%	1.50%	1.50%	1.49%
Net expenses*	1.49%	1.50%	1.50%	1.50%	1.50%	1.49%
Net investment income	2.27%	0.21%	0.57%	0.84%	0.56%	0.30%
Supplemental data
Portfolio turnover rate[4]	38%	120%	131%	126%	129%	102%
Net assets, end of period (000s omitted)	$477,170	$499,835	$477,998	$539,352	$732,031	$867,751

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.12%
Year ended May 31, 2017	0.11%

[1]	Effective at the close of business on February 10, 2017, the Fund’s existing share class, WealthBuilder Portfolio shares, was renamed Class C.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

60  |  Multi-Asset Funds

Financial highlights
Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$13.93	$12.64	$11.65	$13.52
Net investment income	0.18 [2]	0.23	0.25	0.15
Net realized and unrealized gains (losses) on investments	0.26	2.55	1.01	(0.33)
Total from investment operations	0.44	2.78	1.26	(0.18)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.26)	(0.25)
Net realized gains	0.00	(1.30)	(0.01)	(1.44)
Total distributions to shareholders	0.00	(1.49)	(0.27)	(1.69)
Net asset value, end of period	$14.37	$13.93	$12.64	$11.65
Total return[3]	3.16%	22.99%	10.78%	(0.62)%
Ratios to average net assets (annualized)
Gross expenses*	0.42%	0.42%	0.43%	0.43%
Net expenses*	0.41%	0.42%	0.42%	0.42%
Net investment income	2.55%	1.32%	1.63%	1.38%
Supplemental data
Portfolio turnover rate[4]	38%	120%	131%	126%
Net assets, end of period (000s omitted)	$10,884	$3,443	$1,945	$1,067

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2021 (unaudited)	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[1]	0.16%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  61

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Each fund is a diversified series of the Trust. These financial statements report on the following funds (each, a “Fund”, collectively, the “Funds”):
Fund name	Former fund name
Allspring Spectrum Aggressive Growth Fund ("Spectrum Aggressive Growth Fund")	Wells Fargo WealthBuilder Equity Fund
Allspring Spectrum Conservative Growth Fund ("Spectrum Conservative Growth Fund")	Wells Fargo WealthBuilder Moderate Balanced Fund
Allspring Spectrum Growth Fund ("Spectrum Growth Fund")	Wells Fargo WealthBuilder Growth Allocation Fund
Allspring Spectrum Income Allocation Fund ("Spectrum Income Allocation Fund")	Wells Fargo WealthBuilder Conservative Allocation Fund
Allspring Spectrum Moderate Growth Fund ("Spectrum Moderate Growth Fund")	Wells Fargo WealthBuilder Growth Balanced Fund
Each Fund is a fund-of-funds that may invest in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and each Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the affiliated mutual funds or by contacting the servicing agent of the unaffiliated mutual funds and exchange-traded funds. The financial statements of the affiliated Master Portfolios are available by visiting the SEC website at sec.gov and are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Funds changed their names to “Allspring”, including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Funds, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), each Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of each Fund's investment management agreement and subadvisory agreement. Each Fund's Board of Trustees approved a new investment management and new subadvisory agreement which was submitted and appproved by each Fund’s shareholders at a Special Meeting of Shareholders that was held on either October 15, 2021, October 29, 2021 or November 24, 2021, or expected to be held on January 27, 2022. The new agreements became effective on November 1, 2021 or date of Special Meeting of Shareholders if approval was received after November 1, 2021.
For Spectrum Growth Fund, pending shareholder approval at a Special Meeting of Shareholders scheduled for January 27, 2022, the investment management and subadvisory agreements were replaced with interim agreements on November 1, 2021 at the same fee rates. A new investment management and a new subadvisory agreement will become effective upon shareholder approval.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund’s name and replaced with "Allspring".

62  |  Multi-Asset Funds

Notes to financial statements (unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with each Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.
Investment transactions, income and expenses
Investments in affiliated Master Portfolios and securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains and losses. Each Fund also accrues its own expenses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.

Multi-Asset Funds  |  63

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date for each Funds as follows:
	Net investment income	Net realized gains
Spectrum Aggressive Growth Fund	Annually	Annually
Spectrum Conservative Growth Fund	Quarterly	Annually
Spectrum Growth Fund	Annually	Annually
Spectrum Income Allocation Fund	Monthly	Annually
Spectrum Moderate Growth Fund	Annually	Annually
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Funds' tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains
Spectrum Aggressive Growth Fund	$333,699,360	$113,449,963	$(1,137,588)	$112,312,375
Spectrum Conservative Growth Fund	336,072,905	39,368,588	(335,487)	39,033,101
Spectrum Growth Fund	236,646,268	52,857,666	(65,106)	52,792,560
Specrtum Income Allocation Fund	208,920,611	9,977,457	(511,167)	9,466,290
Specrtum Moderate Growth Fund	464,183,700	79,891,551	(67,097)	79,824,454
As of May 31, 2021, the Spectrum Aggressive Growth Fund had a qualified late-year ordinary loss of $1,137,589 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

64  |  Multi-Asset Funds

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2021:
Spectrum Aggressive Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 137,778,203	$0	$0	$ 137,778,203
Short-term investments
Investment companies	1,768,897	0	0	1,768,897
Investments measured at net asset value*				304,578,598
	139,547,100	0	0	444,125,698
Futures contracts	2,164,944	0	0	2,164,944
Total assets	$141,712,044	$0	$0	$446,290,642
Liabilities
Futures contracts	$ 278,907	$0	$0	$ 278,907
Total liabilities	$ 278,907	$0	$0	$ 278,907

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $304,578,598. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Multi-Asset Funds  |  65

Notes to financial statements (unaudited)
Spectrum Conservative Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 123,481,690	$0	$0	$ 123,481,690
Short-term investments
Investment companies	1,179,726	0	0	1,179,726
Investments measured at net asset value*				235,940,020
	137,780,018	0	0	373,720,038
Futures contracts	2,124,386	0	0	2,124,386
Total assets	$139,904,404	$0	$0	$375,844,424
Liabilities
Futures contracts	$ 738,418	$0	$0	$ 738,418
Total liabilities	$ 738,418	$0	$0	$ 738,418

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $235,940,020. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 108,929,341	$0	$0	$ 108,929,341
Short-term investments
Investment companies	897,180	0	0	897,180
Investments measured at net asset value*				168,361,282
	120,006,690	0	0	288,367,972
Futures contracts	1,650,005	0	0	1,650,005
Total assets	$121,656,695	$0	$0	$290,017,977
Liabilities
Futures contracts	$ 579,149	$0	$0	$ 579,149
Total liabilities	$ 579,149	$0	$0	$ 579,149

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $168,361,282. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

66  |  Multi-Asset Funds

Notes to financial statements (unaudited)
Spectrum Income Allocation Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 54,573,054	$0	$0	$ 54,573,054
Short-term investments
Investment companies	1,025,476	0	0	1,025,476
Investments measured at net asset value*				156,585,157
	60,984,651	0	0	217,569,808
Futures contracts	1,238,779	0	0	1,238,779
Total assets	$62,223,430	$0	$0	$218,808,587
Liabilities
Futures contracts	$ 421,686	$0	$0	$ 421,686
Total liabilities	$ 421,686	$0	$0	$ 421,686

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $156,585,157. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Moderate Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 184,783,782	$0	$0	$ 184,783,782
Short-term investments
Investment companies	2,399,465	0	0	2,399,465
Investments measured at net asset value*				338,400,697
	203,585,797	0	0	541,986,494
Futures contracts	3,105,775	0	0	3,105,775
Total assets	$206,691,572	$0	$0	$545,092,269
Liabilities
Futures contracts	$ 1,084,115	$0	$0	$ 1,084,115
Total liabilities	$ 1,084,115	$0	$0	$ 1,084,115

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $338,400,697. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
For the six months ended November 30, 2021, the Funds did not have any transfers into/out of Level 3.

Multi-Asset Funds  |  67

Notes to financial statements (unaudited)
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fee and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portoflio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Intermediate Government Bond Index, before fees and expenses
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to each Fund and is entitled to receive an annual rate of 0.15% of each Fund average daily net assets.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

68  |  Multi-Asset Funds

Notes to financial statements (unaudited)
account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.75%
Class C	1.50
Institutional Class	0.42
Distribution fee
The Trust has adopted a Distribution Plan for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2021, Allspring Funds Distributor received front-end sales charges and contingent deferred sales charges from the following Funds:
	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
Spectrum Aggressive Growth Fund	$ 2,734	$ 1,149
Spectrum Conservative Growth Fund	2,335	188
Spectrum Growth Fund	2,005	313
Spectrum Income Allocation Fund	689	289
Spectrum Moderate Growth Fund	1,809	2,197
No contingent deferred sales charges were incurred by Class A shares of each Fund for the six months ended November 30, 2021.

Multi-Asset Funds  |  69

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objective by investing in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund's ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales in Underlying Funds in which the Fund invests are actual aggregate purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2021 were as follows:
	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Spectrum Aggressive Growth Fund	$ 0	$102,189,492	$ 0	$106,412,521
Specrtum Conservative Growth Fund	81,487,243	147,824,091	81,133,998	143,019,428
Spectrum Growth Fund	6,775,150	55,364,161	7,319,382	55,274,427
Spectrum Income Allocation Fund	92,729,675	135,321,891	91,689,957	132,517,402
Spectrum Moderate Growth Fund	57,442,309	152,097,586	57,809,752	146,672,985
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2021, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Fund's futures contracts during the six months ended November 30, 2021 was as follows:
	Average notional balance
	Long futures	Short futures
Spectrum Aggressive Growth Fund	$38,547,670	$46,565,414
Spectrum Conservative Growth Fund	54,314,138	42,316,751
Specrtum Growth Fund	43,973,257	33,934,712
Spectrum Income Allocation Fund	32,231,119	28,503,909
Spectrum Moderate Growth Fund	83,438,807	63,714,925
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2021 by primary risk type was as follows for the Spectrum Aggressive Growth Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 891,676*	Unrealized losses on futures contracts	$ 278,907*
Foreign currency risk	Unrealized gains on futures contracts	1,273,268*	Unrealized losses on futures contracts	0*
		$2,164,944		$278,907
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2021 is reported separately on the Statements of Assets and Liabilities.

70  |  Multi-Asset Funds

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2021 was as follows:
	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (1,699,104)	$ 1,579,898
Foreign currency risk	426,299	1,253,474
	$(1,272,805)	$2,833,372
The fair value of derivative instruments as of November 30, 2021 by primary risk type was as follows for the Spectrum Conservative Growth Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 747,092*	Unrealized losses on futures contracts	$ 738,418*
Foreign currency risk	Unrealized gains on futures contracts	1,377,294*	Unrealized losses on futures contracts	0*
		$2,124,386		$738,418
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2021 was as follows:
	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (916,369)	$ 914,607
Interest rate risk	165,839	0
Foreign currency risk	559,334	1,360,458
	$(191,196)	$2,275,065
The fair value of derivative instruments as of November 30, 2021 by primary risk type was as follows for the Spectrum Growth Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 575,311*	Unrealized losses on futures contracts	$ 579,149*
Foreign currency risk	Unrealized gains on futures contracts	1,074,694*	Unrealized losses on futures contracts	0*
		$1,650,005		$579,149
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2021 is reported separately on the Statements of Assets and Liabilities.

Multi-Asset Funds  |  71

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2021 was as follows:
	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ 441,146	$ 39,113
Interest rate risk	121,024	0
Foreign currency risk	437,778	1,061,498
	$999,948	$1,100,611
The fair value of derivative instruments as of November 30, 2021 by primary risk type was as follows for the Spectrum Income Allocation Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 441,250*	Unrealized losses on futures contracts	$ 421,686*
Foreign currency risk	Unrealized gains on futures contracts	797,529*	Unrealized losses on futures contracts	0*
		$1,238,779		$421,686
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2021 was as follows:
	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ 54,203	$ 193,765
Interest rate risk	(109,335)	23,184
Foreign currency risk	325,209	787,746
	$ 270,077	$1,004,695
The fair value of derivative instruments as of November 30, 2021 by primary risk type was as follows for the Spectrum Moderate Growth Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 1,088,876*	Unrealized losses on futures contracts	$ 1,084,115*
Foreign currency risk	Unrealized gains on futures contracts	2,016,899*	Unrealized losses on futures contracts	0*
		$3,105,775		$1,084,115
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2021 is reported separately on the Statements of Assets and Liabilities.

72  |  Multi-Asset Funds

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2021 was as follows:
	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ 932,094	$ 57,585
Interest rate risk	232,019	0
Foreign currency risk	819,272	1,992,213
	$1,983,385	$2,049,798
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by each Fund under the agreement.
8. INDEMNIFICATION
Under each Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Multi-Asset Funds  |  73

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
A Special Meeting of Shareholders for each Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
	Meeting Date	Shares voted “For”	Shares voted “Against”	Shares voted “Abstain”	Shares voted “Uninstructed”
Spectrum Aggressive Growth Fund	November 24, 2021	8,256,245	608,010	1,006,254	N/A
Spectrum Conservative Growth Fund	October 15, 2021	13,420,237	767,681	1,863,905	N/A
Spectrum Growth Fund	January 27, 2022	7,642,340	474,507	1,405,628	334,319
Spectrum Income Allocation Fund	October 15, 2021	8,927,394	689,451	1,132,486	N/A
Spectrum Moderate Growth Fund	October 29, 2021	16,126,462	1,132,089	2,362,045	421,342
Proposal 2 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC**.
	Meeting Date	Shares voted “For”	Shares voted “Against”	Shares voted “Abstain”	Shares voted “Uninstructed”
Spectrum Aggressive Growth Fund	November 24, 2021	8,175,274	667,581	1,027,653	N/A
Spectrum Conservative Growth Fund	October 15, 2021	13,316,142	779,821	1,955,860	N/A
Spectrum Growth Fund	January 27, 2022	7,557,511	521,070	1,443,894	334,319
Spectrum Income Allocation Fund	October 15, 2021	8,721,534	799,772	1,228,025	N/A
Spectrum Moderate Growth Fund	October 29, 2021	16,005,209	1,184,538	2,430,849	421,342
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

74  |  Multi-Asset Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Multi-Asset Funds  |  75

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

76  |  Multi-Asset Funds

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Multi-Asset Funds  |  77

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Funds' website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Funds' website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00201 01-22
SWBP/SAR102 11-21

Semi-Annual Report
November 30, 2021
Allspring
C&B Large Cap Value Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring C&B Large Cap Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring C&B Large Cap Value Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring C&B Large Cap Value Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring C&B Large Cap Value Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring C&B Large Cap Value Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Cooke & Bieler, L.P.
Portfolio managers	Andrew B. Armstrong, CFA®‡, Wesley Lim, CFA®‡, Steve Lyons, CFA®‡, Michael M. Meyer, CFA®‡, Edward W. O'Connor, CFA®‡, R. James O'Neil, CFA®‡, Mehul Trivedi, CFA®‡, William Weber, CFA®‡

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (CBEAX)	7-26-2004	13.29	10.05	11.50	20.18	11.36	12.17	1.25	1.08
Class C (CBECX)	7-26-2004	18.28	10.51	11.32	19.28	10.51	11.32	2.00	1.83
Class R6 (CBEJX)[3]	10-31-2016	–	–	–	20.68	11.84	12.59	0.82	0.65
Administrator Class (CBLLX)	7-26-2004	–	–	–	20.33	11.46	12.33	1.17	1.00
Institutional Class (CBLSX)	7-26-2004	–	–	–	20.56	11.72	12.59	0.92	0.75
Russell 1000® Value Index[4]	–	–	–	–	22.25	10.36	12.50	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.08% for Class A, 1.83% for Class C, 0.65% for Class R6, 1.00% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring C&B Large Cap Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
Arrow Electronics Incorporated	3.85
Arch Capital Group Limited	3.25
AerCap Holdings NV	3.17
Fidelity National Financial Incorporated	2.93
Leidos Holdings Incorporated	2.87
Brookfield Asset Management Incorporated Class A	2.79
State Street Corporation	2.77
Johnson & Johnson	2.68
US Bancorp	2.67
Gildan Activewear Incorporated	2.56
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of November 30, 2021[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Allspring C&B Large Cap Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$ 952.80	$5.24	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.42	1.07%
Class C
Actual	$1,000.00	$ 948.73	$8.94	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.89	$9.25	1.83%
Class R6
Actual	$1,000.00	$ 954.76	$3.19	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.29	0.65%
Administrator Class
Actual	$1,000.00	$ 953.49	$4.85	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%
Institutional Class
Actual	$1,000.00	$ 954.18	$3.67	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8  |  Allspring C&B Large Cap Value Fund

Portfolio of investments—November 30, 2021 (unaudited)

		Value
Investment companies: 100.04%
Affiliated master portfolio: 100.04%
Allspring C&B Large Cap Value Portfolio		$289,259,996
Total Investment companies (Cost $212,213,043)		289,259,996
Total investments in securities (Cost $212,213,043)	100.04%	289,259,996
Other assets and liabilities, net	(0.04)	(110,851)
Total net assets	100.00%	$289,149,145
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring C&B Large Cap Value Portfolio	76.92%	79.43%	$19,898,996	$(35,405,131)	$2,488,992	$5,637	$289,259,996
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  9

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $212,213,043)	$ 289,259,996
Receivable for Fund shares sold	108,005
Receivable from manager	15,777
Prepaid expenses and other assets	9,383
Total assets	289,393,161
Liabilities
Payable for Fund shares redeemed	148,618
Administration fees payable	36,042
Shareholder servicing fees payable	24,040
Professional fees payable	13,612
Distribution fee payable	2,871
Trustees’ fees and expenses payable	1,954
Accrued expenses and other liabilities	16,879
Total liabilities	244,016
Total net assets	$289,149,145
Net assets consist of
Paid-in capital	$ 173,051,642
Total distributable earnings	116,097,503
Total net assets	$289,149,145
Computation of net asset value and offering price per share
Net assets – Class A	$ 99,833,067
Shares outstanding – Class A1	6,105,806
Net asset value per share – Class A	$16.35
Maximum offering price per share – Class A2	$17.35
Net assets – Class C	$ 4,331,110
Shares outstanding – Class C1	268,995
Net asset value per share – Class C	$16.10
Net assets – Class R6	$ 45,866,598
Shares outstanding – Class R6[1]	2,786,660
Net asset value per share – Class R6	$16.46
Net assets – Administrator Class	$ 6,461,626
Shares outstanding – Administrator Class[1]	394,124
Net asset value per share – Administrator Class	$16.39
Net assets – Institutional Class	$ 132,656,744
Shares outstanding – Institutional Class[1]	8,064,203
Net asset value per share – Institutional Class	$16.45
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring C&B Large Cap Value Fund

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $49,461)	$ 2,488,992
Affiliated income allocated from affiliated Master Portfolio	5,637
Expenses allocated from affiliated Master Portfolio	(1,053,940)
Waivers allocated from affiliated Master Portfolio	70,182
Total investment income	1,510,871
Expenses
Management fee	76,848
Administration fees
Class A	108,026
Class C	4,855
Class R6	7,013
Administrator Class	3,991
Institutional Class	95,548
Shareholder servicing fees
Class A	128,602
Class C	5,772
Administrator Class	7,670
Distribution fee
Class C	17,316
Custody and accounting fees	3,895
Professional fees	17,914
Registration fees	5,170
Shareholder report expenses	3,920
Trustees’ fees and expenses	9,967
Other fees and expenses	3,784
Total expenses	500,291
Less: Fee waivers and/or expense reimbursements
Fund-level	(150,988)
Class A	(5,130)
Administrator Class	(306)
Net expenses	343,867
Net investment income	1,167,004
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	19,898,996
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(35,405,131)
Net realized and unrealized gains (losses) on investments	(15,506,135)
Net decrease in net assets resulting from operations	$(14,339,131)
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 1,167,004		$ 2,415,023
Net realized gains on investments		19,898,996		25,510,777
Net change in unrealized gains (losses) on investments		(35,405,131)		89,716,793
Net increase (decrease) in net assets resulting from operations		(14,339,131)		117,642,593
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(4,170,269)
Class C		0		(154,865)
Class R6		0		(2,183,532)
Administrator Class		0		(299,002)
Institutional Class		0		(6,446,162)
Total distributions to shareholders		0		(13,253,830)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	467,500	7,945,482	610,000	8,963,843
Class C	20,902	348,411	68,098	996,267
Class R6	202,148	3,473,235	281,375	4,009,424
Administrator Class	51,100	882,850	19,784	279,674
Institutional Class	585,138	9,979,605	3,644,970	49,931,868
		22,629,583		64,181,076
Reinvestment of distributions
Class A	0	0	291,093	4,115,619
Class C	0	0	11,107	154,614
Class R6	0	0	24,172	343,838
Administrator Class	0	0	13,379	189,677
Institutional Class	0	0	451,083	6,414,372
		0		11,218,120
Payment for shares redeemed
Class A	(323,507)	(5,506,935)	(1,092,566)	(14,863,709)
Class C	(30,030)	(505,128)	(115,785)	(1,529,367)
Class R6	(158,780)	(2,718,702)	(844,970)	(11,496,464)
Administrator Class	(4,568)	(78,012)	(221,462)	(3,119,176)
Institutional Class	(1,588,158)	(26,994,852)	(3,426,687)	(47,236,282)
		(35,803,629)		(78,244,998)
Net decrease in net assets resulting from capital share transactions		(13,174,046)		(2,845,802)
Total increase (decrease) in net assets		(27,513,177)		101,542,961
Net assets
Beginning of period		316,662,322		215,119,361
End of period		$289,149,145		$316,662,322
The accompanying notes are an integral part of these financial statements.

12  |  Allspring C&B Large Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.16	$11.49	$13.01	$13.91	$14.54	$12.55
Net investment income	0.05	0.10	0.12	0.11	0.09 [1]	0.08
Net realized and unrealized gains (losses) on investments	(0.86)	6.29	(0.33)	0.02	0.87	2.23
Total from investment operations	(0.81)	6.39	(0.21)	0.13	0.96	2.31
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.13)	(0.12)	(0.06)	(0.08)
Net realized gains	0.00	(0.61)	(1.18)	(0.91)	(1.53)	(0.24)
Total distributions to shareholders	0.00	(0.72)	(1.31)	(1.03)	(1.59)	(0.32)
Net asset value, end of period	$16.35	$17.16	$11.49	$13.01	$13.91	$14.54
Total return[2]	(4.72)%	56.98%	(3.61)%	1.33%	6.29%	18.62%
Ratios to average net assets (annualized)*
Gross expenses	1.18%	1.24%	1.27%	1.23%	1.21%	1.24%
Net expenses	1.07%	1.07%	1.07%	1.08%	1.10%	1.15%
Net investment income	0.55%	0.73%	0.92%	0.83%	0.58%	0.62%
Supplemental data
Portfolio turnover rate[3]	15%	38%	33%	47%	42%	89%
Net assets, end of period (000s omitted)	$99,833	$102,332	$70,680	$79,172	$85,707	$83,016

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$16.97	$11.36	$12.87	$13.75	$14.44	$12.48
Net investment income (loss)	(0.02)	(0.03)	0.02 [1]	0.01 [1]	(0.02) [1]	(0.02)
Net realized and unrealized gains (losses) on investments	(0.85)	6.25	(0.35)	0.03	0.86	2.22
Total from investment operations	(0.87)	6.22	(0.33)	0.04	0.84	2.20
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	0.00	0.00
Net realized gains	0.00	(0.61)	(1.18)	(0.91)	(1.53)	(0.24)
Total distributions to shareholders	0.00	(0.61)	(1.18)	(0.92)	(1.53)	(0.24)
Net asset value, end of period	$16.10	$16.97	$11.36	$12.87	$13.75	$14.44
Total return[2]	(5.13)%	55.94%	(4.41)%	0.61%	5.46%	17.73%
Ratios to average net assets (annualized)*
Gross expenses	1.93%	1.99%	2.02%	1.97%	1.96%	1.99%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.85%	1.90%
Net investment income (loss)	(0.21)%	(0.04)%	0.16%	0.07%	(0.16)%	(0.13)%
Supplemental data
Portfolio turnover rate[3]	15%	38%	33%	47%	42%	89%
Net assets, end of period (000s omitted)	$4,331	$4,719	$3,576	$5,098	$11,031	$8,043

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring C&B Large Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$17.24	$11.53	$13.06	$13.97	$14.59	$12.73
Net investment income	0.08	0.16 [2]	0.18 [2]	0.18 [2]	0.18 [2]	0.16
Net realized and unrealized gains (losses) on investments	(0.86)	6.32	(0.33)	0.00 [3]	0.85	2.06
Total from investment operations	(0.78)	6.48	(0.15)	0.18	1.03	2.22
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.20)	(0.18)	(0.12)	(0.12)
Net realized gains	0.00	(0.61)	(1.18)	(0.91)	(1.53)	(0.24)
Total distributions to shareholders	0.00	(0.77)	(1.38)	(1.09)	(1.65)	(0.36)
Net asset value, end of period	$16.46	$17.24	$11.53	$13.06	$13.97	$14.59
Total return[4]	(4.52)%	57.75%	(3.25)%	1.74%	6.76%	17.65%
Ratios to average net assets (annualized)*
Gross expenses	0.75%	0.82%	0.84%	0.79%	0.77%	0.81%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.70%
Net investment income	0.97%	1.14%	1.33%	1.27%	1.28%	1.04%
Supplemental data
Portfolio turnover rate[5]	15%	38%	33%	47%	42%	89%
Net assets, end of period (000s omitted)	$45,867	$47,301	$37,859	$68,366	$110,665	$3,532

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.65%
Year ended May 31, 2017[1]	0.68%

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.20	$11.51	$13.03	$13.92	$14.56	$12.54
Net investment income	0.05 [1]	0.11 [1]	0.13 [1]	0.12 [1]	0.10 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	(0.86)	6.30	(0.33)	0.02	0.87	2.24
Total from investment operations	(0.81)	6.41	(0.20)	0.14	0.97	2.34
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.14)	(0.12)	(0.08)	(0.08)
Net realized gains	0.00	(0.61)	(1.18)	(0.91)	(1.53)	(0.24)
Total distributions to shareholders	0.00	(0.72)	(1.32)	(1.03)	(1.61)	(0.32)
Net asset value, end of period	$16.39	$17.20	$11.51	$13.03	$13.92	$14.56
Total return[2]	(4.71)%	57.12%	(3.56)%	1.44%	6.36%	18.82%
Ratios to average net assets (annualized)*
Gross expenses	1.10%	1.17%	1.19%	1.15%	1.13%	1.16%
Net expenses	0.99%	0.99%	0.99%	1.00%	1.00%	1.00%
Net investment income	0.62%	0.81%	1.00%	0.90%	0.69%	0.77%
Supplemental data
Portfolio turnover rate[3]	15%	38%	33%	47%	42%	89%
Net assets, end of period (000s omitted)	$6,462	$5,980	$6,167	$9,274	$12,742	$11,467

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring C&B Large Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.24	$11.53	$13.05	$13.96	$14.58	$12.58
Net investment income	0.07	0.15	0.16	0.14	0.13 [1]	0.14
Net realized and unrealized gains (losses) on investments	(0.86)	6.32	(0.33)	0.02	0.89	2.22
Total from investment operations	(0.79)	6.47	(0.17)	0.16	1.02	2.36
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.17)	(0.16)	(0.11)	(0.12)
Net realized gains	0.00	(0.61)	(1.18)	(0.91)	(1.53)	(0.24)
Total distributions to shareholders	0.00	(0.76)	(1.35)	(1.07)	(1.64)	(0.36)
Net asset value, end of period	$16.45	$17.24	$11.53	$13.05	$13.96	$14.58
Total return[2]	(4.58)%	57.58%	(3.33)%	1.64%	6.68%	19.05%
Ratios to average net assets (annualized)*
Gross expenses	0.85%	0.91%	0.94%	0.90%	0.88%	0.91%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.77%	0.80%
Net investment income	0.88%	1.05%	1.25%	1.17%	0.87%	0.96%
Supplemental data
Portfolio turnover rate[3]	15%	38%	33%	47%	42%	89%
Net assets, end of period (000s omitted)	$132,657	$156,330	$96,838	$108,613	$135,082	$220,257

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%
Year ended May 31, 2017	0.68%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Large Cap Value Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring C&B Large Cap Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2021, the Fund owned 79.43% of Allspring C&B Large Cap Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2021 are included in this report and should be read in conjunction with the Fund’s financial statements.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement. The Fund’s Board of Trustees approved a new investment management agreement which was submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on August 16, 2021. The new agreement became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

18  |  Allspring C&B Large Cap Value Fund

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $214,394,523 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$74,865,473
Gross unrealized losses	0
Net unrealized gains	$74,865,473
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2021, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal	$289,259,996
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Allspring C&B Large Cap Value Fund  |  19

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

20  |  Allspring C&B Large Cap Value Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.08%
Class C	1.83
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor received $1,849 in contingent deferred sales charges from Class A shares for the six months ended November 30, 2021. No front-end sales charges were incurred by Class A shares and no contingent deferred sales charges were incurred by Class C shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $45,263,645 and $52,850,445, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the affiliated Master Portfolio concentrated its portfolio in investments related to the financials sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the

Allspring C&B Large Cap Value Fund  |  21

Notes to financial statements (unaudited)
normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Allspring C&B Large Cap Value Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 99.37%
Communication services: 6.59%
Diversified telecommunication services: 2.39%
Verizon Communications Incorporated	173,100	$ 8,701,737
Entertainment: 2.22%
Activision Blizzard Incorporated	138,100	8,092,660
Media: 1.98%
Omnicom Group Incorporated	106,800	7,188,708
Consumer discretionary: 6.15%
Household durables: 1.81%
Whirlpool Corporation	30,300	6,597,522
Textiles, apparel & luxury goods: 4.34%
Gildan Activewear Incorporated	229,800	9,320,688
HanesBrands Incorporated	401,400	6,482,610
		15,803,298
Consumer staples: 6.98%
Food products: 3.10%
General Mills Incorporated	121,900	7,529,763
Ingredion Incorporated	40,260	3,749,414
		11,279,177
Personal products: 2.04%
Unilever plc ADR	145,900	7,419,015
Tobacco: 1.84%
Philip Morris International Incorporated	78,200	6,720,508
Energy: 2.83%
Energy equipment & services: 0.95%
Schlumberger Limited	120,700	3,461,676
Oil, gas & consumable fuels: 1.88%
The Williams Companies Incorporated	255,900	6,855,561
Financials: 33.50%
Banks: 5.83%
JPMorgan Chase & Company	40,800	6,480,264
PNC Financial Services Group Incorporated	25,400	5,003,800
US Bancorp	175,900	9,734,306
		21,218,370
Capital markets: 10.33%
Brookfield Asset Management Incorporated Class A	180,900	10,161,153
London Stock Exchange Group plc ADR	399,300	8,724,705
State Street Corporation	113,420	10,090,977
The Charles Schwab Corporation	111,500	8,628,985
		37,605,820
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Portfolio  |  23

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Diversified financial services: 2.43%
Berkshire Hathaway Incorporated Class B †	32,050	$ 8,867,915
Insurance: 14.91%
Alleghany Corporation †	10,800	6,986,304
Arch Capital Group Limited †	292,600	11,815,188
Chubb Limited	40,650	7,295,456
Fidelity National Financial Incorporated	218,400	10,681,944
Globe Life Incorporated	61,700	5,339,518
Progressive Corporation	79,597	7,397,745
The Allstate Corporation	44,000	4,783,680
		54,299,835
Health care: 14.26%
Health care equipment & supplies: 6.63%
Becton Dickinson & Company	38,240	9,068,234
Dentsply Sirona Incorporated	156,670	7,636,096
Medtronic plc	69,600	7,426,320
		24,130,650
Health care providers & services: 4.95%
HCA Healthcare Incorporated	30,050	6,778,980
Laboratory Corporation of America Holdings †	13,850	3,951,821
UnitedHealth Group Incorporated	16,420	7,294,092
		18,024,893
Pharmaceuticals: 2.68%
Johnson & Johnson	62,650	9,769,015
Industrials: 18.63%
Air freight & logistics: 1.41%
United Parcel Service Incorporated Class B	25,800	5,117,946
Commercial services & supplies: 2.29%
IAA Incorporated †	172,940	8,353,002
Electrical equipment: 1.46%
AMETEK Incorporated	39,000	5,323,500
Industrial conglomerates: 1.04%
3M Company	22,150	3,766,386
Machinery: 6.39%
Colfax Corporation †	156,580	7,271,575
PACCAR Incorporated	62,900	5,247,118
Stanley Black & Decker Incorporated	37,310	6,520,296
Woodward Incorporated	40,050	4,237,290
		23,276,279
Professional services: 2.87%
Leidos Holdings Incorporated	118,970	10,458,653
Trading companies & distributors: 3.17%
AerCap Holdings NV †	205,800	11,533,032
The accompanying notes are an integral part of these financial statements.

24  |  Allspring C&B Large Cap Value Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Information technology: 7.09%
Electronic equipment, instruments & components: 5.57%
Arrow Electronics Incorporated †	115,070	$ 13,998,262
TE Connectivity Limited	40,760	6,274,187
		20,272,449
IT services: 1.52%
Amdocs Limited	79,600	5,557,672
Materials: 1.10%
Metals & mining: 1.10%
Reliance Steel & Aluminum Company	26,990	4,011,524
Utilities: 2.24%
Gas utilities: 2.24%
Atmos Energy Corporation	90,360	8,161,315
Total Common stocks (Cost $257,852,773)		361,868,118

		Yield
Short-term investments: 0.81%
Investment companies: 0.81%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	2,942,989	2,942,989
Total Short-term investments (Cost $2,942,989)				2,942,989
Total investments in securities (Cost $260,795,762)	100.18%			364,811,107
Other assets and liabilities, net	(0.18)			(645,696)
Total net assets	100.00%			$364,165,411

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Portfolio  |  25

Portfolio of investments—November 30, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$20,061,602	$39,632,766	$(56,751,379)	$0	$0	$ 2,942,989	2,942,989	$ 1,225
Securities Lending Cash Investments LLC	0	38,169,930	(38,169,930)	0	0	0	0	182 #
				$0	$0	$2,942,989		$1,407

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring C&B Large Cap Value Portfolio

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $257,852,773)	$ 361,868,118
Investments in affiliated securities, at value (cost $2,942,989)	2,942,989
Receivable for dividends	481,735
Receivable for securities lending income, net	1,432
Prepaid expenses and other assets	21,934
Total assets	365,316,208
Liabilities
Payable for investments purchased	959,827
Advisory fee payable	190,970
Total liabilities	1,150,797
Total net assets	$364,165,411
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Portfolio  |  27

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $63,238)	$ 3,166,864
Income from affiliated securities	7,120
Total investment income	3,173,984
Expenses
Advisory fee	1,269,928
Custody and accounting fees	10,025
Professional fees	26,762
Interest holder report expenses	9,318
Trustees’ fees and expenses	10,582
Other fees and expenses	12,896
Total expenses	1,339,511
Less: Fee waivers and/or expense reimbursements	(89,120)
Net expenses	1,250,391
Net investment income	1,923,593
Realized and unrealized gains (losses) on investments
Net realized gains on investments	25,173,657
Net change in unrealized gains (losses) on investments	(44,977,471)
Net realized and unrealized gains (losses) on investments	(19,803,814)
Net decrease in net assets resulting from operations	$(17,880,221)
The accompanying notes are an integral part of these financial statements.

28  |  Allspring C&B Large Cap Value Portfolio

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)	Year ended May 31, 2021
Operations
Net investment income	$ 1,923,593	$ 3,900,892
Net realized gains on investments	25,173,657	33,139,971
Net change in unrealized gains (losses) on investments	(44,977,471)	117,846,464
Net increase (decrease) in net assets resulting from operations	(17,880,221)	154,887,327
Capital transactions
Transactions in investors’ beneficial interests
Contributions	9,133,030	49,283,346
Withdrawals	(38,486,268)	(79,684,157)
Net decrease in net assets resulting from capital transactions	(29,353,238)	(30,400,811)
Total increase (decrease) in net assets	(47,233,459)	124,486,516
Net assets
Beginning of period	411,398,870	286,912,354
End of period	$364,165,411	$411,398,870
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Portfolio  |  29

Financial highlights
		Year ended May 31
	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Total return[1]	(4.56)%	57.96%	(3.40)%	1.80%	6.65%	19.17%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.68%	0.67%	0.67%	0.68%
Net expenses[2]	0.64%	0.64%	0.64%	0.65%	0.66%	0.68%
Net investment income	0.98%	1.16%	1.36%	1.27%	1.02%	1.09%
Supplemental data
Portfolio turnover rate	15%	38%	33%	47%	42%	89%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers.
The accompanying notes are an integral part of these financial statements.

30  |  Allspring C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Large Cap Value Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the adviser to the Portfolio, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC).
Consummation of the transaction resulted in the automatic termination of the Portfolio’s advisory agreement and subadvisory agreement. The Portfolio’s Board of Trustees approved a new advisory agreement and subadvisory agreement which were approved by the Portfolio's interest holders on August 16, 2021. The new agreements became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Portfolio's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio

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Notes to financial statements (unaudited)
receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $260,795,762 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$112,216,210
Gross unrealized losses	(8,200,865)
Net unrealized gains	$104,015,345
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32  |  Allspring C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 23,983,105	$0	$0	$ 23,983,105
Consumer discretionary	22,400,820	0	0	22,400,820
Consumer staples	25,418,700	0	0	25,418,700
Energy	10,317,237	0	0	10,317,237
Financials	121,991,940	0	0	121,991,940
Health care	51,924,558	0	0	51,924,558
Industrials	67,828,798	0	0	67,828,798
Information technology	25,830,121	0	0	25,830,121
Materials	4,011,524	0	0	4,011,524
Utilities	8,161,315	0	0	8,161,315
Short-term investments
Investment companies	2,942,989	0	0	2,942,989
Total assets	$364,811,107	$0	$0	$364,811,107
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.650%
Next $500 million	0.625
Next $1 billion	0.600
Next $2 billion	0.575
Next $4 billion	0.550
Next $4 billion	0.525
Next $4 billion	0.500
Over $16 billion	0.475
For the six months ended November 30, 2021, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio's average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Cooke & Bieler, L.P., which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.38% and declining to 0.30% as the average daily net assets of the Portfolio increase.

Allspring C&B Large Cap Value Portfolio  |  33

Notes to financial statements (unaudited)
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $56,984,907 and $66,536,349, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2021, the Portfolio did not have any securities on loan.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of

34  |  Allspring C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)
business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring C&B Large Cap Value Portfolio  |  35

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for Allspring C&B Large Cap Value Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	9,404,683
Shares voted “Against”	299,815
Shares voted “Abstain”	310,847
Proposal 2 – To consider and approve a new advisory agreement with Wells Fargo Funds Management, LLC* for Allspring C&B Large Cap Value Portfolio in which the Fund invests substantially all of its assets.
Shares voted “For”	9,396,637
Shares voted “Against”	303,383
Shares voted “Abstain”	315,325
Proposal 3 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC** for Allspring C&B Large Cap Value Portfolio.
Shares voted “For”	9,468,456
Shares voted “Against”	189,464
Shares voted “Abstain”	357,425
Proposal 4 – To approve the use of a "multi-manager" structure for Allspring C&B Large Cap Value Portfolio whereby Wells Fargo Funds Management, LLC* would be able, subject to Board approval, to select subadvisers and enter into or amend subadvisory agreements with them, without obtaining shareholder approval.
Shares voted “For”	9,142,103
Shares voted “Against”	587,255
Shares voted “Abstain”	285,987
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

36  |  Allspring C&B Large Cap Value Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring C&B Large Cap Value Fund  |  37

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

38  |  Allspring C&B Large Cap Value Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring C&B Large Cap Value Fund  |  39

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00193 01-22
SA280/SAR280 11-21

Semi-Annual Report
November 30, 2021
Allspring Diversified Equity Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Diversified Equity Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Diversified Equity Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Diversified Equity Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Diversified Equity Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Diversified Equity Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total capital appreciation.
Manager	Allspring Funds Management, LLC
Portfolio managers	Aldo Ceccarelli, CFA®‡

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (NVDAX)	5-2-1996	16.98	13.64	12.36	24.12	14.99	13.02	1.31	1.25
Class C (WFDEX)	10-1-1998	22.22	14.15	12.19	23.22	14.15	12.19	2.06	2.00
Administrator Class (NVDEX)	11-11-1994	–	–	–	24.34	15.26	13.30	1.23	1.00
Diversified Equity Blended Index[3]	–	–	–	–	24.11	15.94	14.52	–	–
MSCI EAFE Index (Net) (USD)[4]	–	–	–	–	10.77	9.19	7.39	–	–
Russell 1000® Growth Index[5]	–	–	–	–	30.70	25.10	19.50	–	–
Russell 1000® Value Index[6]	–	–	–	–	22.25	10.36	12.50	–	–
Russell 2000® Index[7]	–	–	–	–	22.03	12.14	13.06	–	–
S&P 500 Index[8]	–	–	–	–	27.92	17.90	16.16	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.45% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.25% for Class A, 2.00% for Class C, and 1.00% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Source: Allspring Funds Management, LLC. The Diversified Equity Blended Index is composed 25% of the S&P 500 Index, 25% of the Russell 1000® Growth Index, 25% of the Russell 1000® Value Index, 15% of the MSCI EAFE Index (Net) (USD), and 10% of the Russell 2000® Index. You cannot invest directly in an index.
[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) (USD) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Source: MSCI. MSCI makes no express or implied representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[5]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
[6]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
[7]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Diversified Equity Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[8]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Diversified Equity Fund  |  7

Performance highlights (unaudited)
Holdings (%) as of November 30, 2021[1]
Allspring Disciplined Large Cap Portfolio	28.49
Allspring Index Portfolio	25.48
Allspring Factor Enhanced International Equity Portfolio	17.86
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	11.14
Allspring Diversified Large Cap Growth Portfolio	8.02
Allspring Small Company Value Portfolio	3.38
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	3.36
Allspring Emerging Growth Portfolio	2.33
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2021
	Neutral allocation	Effective allocation[1]
U.S. Large Cap Stock Funds	75	72
International Stock Funds	15	18
U.S. Small Cap Stock Funds	10	10
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. These amounts are subject to change and may have changed since the date specified.

8  |  Allspring Diversified Equity Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,047.67	$5.70	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.62	1.11%
Class C
Actual	$1,000.00	$1,044.33	$9.53	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.74	$9.40	1.86%
Administrator Class
Actual	$1,000.00	$1,048.46	$5.08	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Diversified Equity Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

		Value
Investment companies: 100.06%
Affiliated master portfolios: 100.06%
Allspring Disciplined Large Cap Portfolio		$ 50,043,610
Allspring Diversified Large Cap Growth Portfolio		14,091,377
Allspring Emerging Growth Portfolio		4,098,595
Allspring Factor Enhanced International Equity Portfolio		31,359,459
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		19,567,260
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		5,903,514
Allspring Index Portfolio		44,745,410
Allspring Small Company Value Portfolio		5,938,976
Total Investment companies (Cost $136,314,125)		175,748,201
Total investments in securities (Cost $136,314,125)	100.06%	175,748,201
Other assets and liabilities, net	(0.06)	(113,099)
Total net assets	100.00%	$175,635,102
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	3.60%	0.00%	$ 136,911	$ (470,732)	$ 39,068	$ 31	$ 0
Allspring Disciplined International Developed Markets Portfolio	6.46	0.00	260,578	(359,817)	29,526	1,141	0
Allspring Disciplined Large Cap Portfolio	0.00	13.30	927,705	976,866	250,156	71	50,043,610
Allspring Diversified Large Cap Growth Portfolio	15.01	5.53	2,022,946	1,744,255	65,549	394	14,091,377
Allspring Emerging Growth Portfolio	0.42	0.73	1,861,933	(1,570,002)	1,731	1,298	4,098,595
Allspring Factor Enhanced International Equity Portfolio	1.85	4.54	513,132	(1,936,563)	355,690	91	31,359,459
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.00	2.45	618,901	(121,117)	102,305	52	19,567,260
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.00	2.87	203,394	(164,282)	28,795	16	5,903,514
Allspring Index Portfolio	3.36	3.24	1,348,263	2,341,939	303,866	120	44,745,410
Allspring Large Company Value Portfolio	10.22	0.00	629,995	(890,230)	95,349	16	0
Allspring Small Company Growth Portfolio	0.31	0.00	138,385	(112,978)	21,772	84	0
Allspring Small Company Value Portfolio	1.42	0.99	602,676	(715,641)	55,004	202	5,938,976
			$9,264,819	$(1,278,302)	$1,348,811	$3,516	$175,748,201
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Diversified Equity Fund

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $136,314,125)	$ 175,748,201
Receivable for Fund shares sold	1,153
Prepaid expenses and other assets	26,755
Total assets	175,776,109
Liabilities
Management fee payable	44,062
Shareholder servicing fees payable	37,454
Administration fees payable	24,520
Payable for Fund shares redeemed	22,838
Trustees’ fees and expenses payable	3,024
Distribution fee payable	1,097
Accrued expenses and other liabilities	8,012
Total liabilities	141,007
Total net assets	$175,635,102
Net assets consist of
Paid-in capital	$ 114,129,379
Total distributable earnings	61,505,723
Total net assets	$175,635,102
Computation of net asset value and offering price per share
Net assets – Class A	$ 72,135,886
Shares outstanding – Class A1	2,544,170
Net asset value per share – Class A	$28.35
Maximum offering price per share – Class A2	$30.08
Net assets – Class C	$ 1,715,921
Shares outstanding – Class C1	72,848
Net asset value per share – Class C	$23.55
Net assets – Administrator Class	$ 101,783,295
Shares outstanding – Administrator Class[1]	3,563,564
Net asset value per share – Administrator Class	$28.56
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Equity Fund  |  11

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $54,561)	$ 1,348,811
Affiliated income allocated from affiliated Master Portfolios	3,516
Expenses allocated from affiliated Master Portfolios	(288,309)
Waivers allocated from affiliated Master Portfolios	23,026
Total investment income	1,087,044
Expenses
Management fee	267,245
Administration fees
Class A	76,968
Class C	1,826
Administrator Class	67,029
Shareholder servicing fees
Class A	91,629
Class C	2,174
Administrator Class	128,902
Distribution fee
Class C	6,514
Custody and accounting fees	423
Professional fees	18,285
Registration fees	6,156
Shareholder report expenses	4,481
Trustees’ fees and expenses	9,967
Other fees and expenses	3,902
Total expenses	685,501
Less: Fee waivers and/or expense reimbursements
Fund-level	(10,216)
Class A	(424)
Administrator Class	(10,430)
Net expenses	664,431
Net investment income	422,613
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolios	9,264,819
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(1,278,302)
Net realized and unrealized gains (losses) on investments	7,986,517
Net increase in net assets resulting from operations	$ 8,409,130
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Diversified Equity Fund

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 422,613		$ 723,021
Net realized gains on investments		9,264,819		27,737,789
Net change in unrealized gains (losses) on investments		(1,278,302)		28,940,981
Net increase in net assets resulting from operations		8,409,130		57,401,791
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,170,073)
Class C		0		(146,977)
Administrator Class		0		(7,647,442)
Total distributions to shareholders		0		(12,964,492)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	21,804	615,042	43,959	1,047,373
Class C	434	10,109	8,854	180,223
Administrator Class	42,500	1,194,021	189,208	4,532,096
		1,819,172		5,759,692
Reinvestment of distributions
Class A	0	0	220,012	5,137,750
Class C	0	0	7,549	146,977
Administrator Class	0	0	322,033	7,579,820
		0		12,864,547
Payment for shares redeemed
Class A	(138,640)	(3,900,389)	(366,549)	(8,702,717)
Class C	(2,889)	(68,574)	(17,006)	(343,155)
Administrator Class	(179,349)	(5,054,030)	(842,396)	(20,041,824)
		(9,022,993)		(29,087,696)
Net decrease in net assets resulting from capital share transactions		(7,203,821)		(10,463,457)
Total increase in net assets		1,205,309		33,973,842
Net assets
Beginning of period		174,429,793		140,455,951
End of period		$175,635,102		$174,429,793
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Equity Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$27.05	$20.40	$21.36	$26.48	$29.37	$27.30
Net investment income	0.06 [1]	0.08 [1]	0.11 [1]	0.18 [1]	0.16 [1]	0.13
Net realized and unrealized gains (losses) on investments	1.24	8.56	1.18	(0.55)	3.93	3.94
Total from investment operations	1.30	8.64	1.29	(0.37)	4.09	4.07
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.17)	(0.13)	(0.17)	(0.22)
Net realized gains	0.00	(1.92)	(2.08)	(4.62)	(6.81)	(1.78)
Total distributions to shareholders	0.00	(1.99)	(2.25)	(4.75)	(6.98)	(2.00)
Net asset value, end of period	$28.35	$27.05	$20.40	$21.36	$26.48	$29.37
Total return[2]	4.77%	44.02%	5.27%	(0.57)%	14.68%	15.59%
Ratios to average net assets (annualized)*
Gross expenses	1.11%	1.31%	1.39%	1.37%	1.38%	1.40%
Net expenses	1.11%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.41%	0.32%	0.52%	0.75%	0.55%	0.63%
Supplemental data
Portfolio turnover rate[3]	26%	122%	81%	91%	70%	90%
Net assets, end of period (000s omitted)	$72,136	$71,971	$56,387	$61,692	$69,766	$68,678

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended November 30, 2021 (unaudited)	0.30%
Year ended May 31, 2021	0.45%
Year ended May 31, 2020	0.51%
Year ended May 31, 2019	0.50%
Year ended May 31, 2018	0.53%
Year ended May 31, 2017	0.57%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying each affiliated Master Portfolio’s percentage of the Fund’s total investment in securities by the respective affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Diversified Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.55	$17.35	$18.45	$23.58	$26.86	$25.12
Net investment loss	(0.04) [1]	(0.09) [1]	(0.04) [1]	(0.01) [1]	(0.05) [1]	(0.03) [1]
Net realized and unrealized gains (losses) on investments	1.04	7.21	1.03	(0.50)	3.58	3.57
Total from investment operations	1.00	7.12	0.99	(0.51)	3.53	3.54
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	0.00	(0.00) [2]	(0.02)
Net realized gains	0.00	(1.92)	(2.08)	(4.62)	(6.81)	(1.78)
Total distributions to shareholders	0.00	(1.92)	(2.09)	(4.62)	(6.81)	(1.80)
Net asset value, end of period	$23.55	$22.55	$17.35	$18.45	$23.58	$26.86
Total return[3]	4.43%	42.88%	4.53%	(1.34)%	13.89%	14.71%
Ratios to average net assets (annualized)*
Gross expenses	1.86%	2.06%	2.14%	2.11%	2.13%	2.15%
Net expenses	1.86%	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment loss	(0.34)%	(0.43)%	(0.23)%	(0.04)%	(0.21)%	(0.13)%
Supplemental data
Portfolio turnover rate[4]	26%	122%	81%	91%	70%	90%
Net assets, end of period (000s omitted)	$1,716	$1,698	$1,317	$1,425	$2,245	$2,355

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended November 30, 2021 (unaudited)	0.30%
Year ended May 31, 2021	0.45%
Year ended May 31, 2020	0.51%
Year ended May 31, 2019	0.50%
Year ended May 31, 2018	0.53%
Year ended May 31, 2017	0.57%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying each affiliated Master Portfolio’s percentage of the Fund’s total investment in securities by the respective affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Diversified Equity Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$27.23	$20.53	$21.47	$26.60	$29.46	$27.38
Net investment income	0.08 [1]	0.14 [1]	0.17	0.24 [1]	0.23 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	1.25	8.61	1.20	(0.57)	3.95	3.91
Total from investment operations	1.33	8.75	1.37	(0.33)	4.18	4.15
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.23)	(0.18)	(0.23)	(0.29)
Net realized gains	0.00	(1.92)	(2.08)	(4.62)	(6.81)	(1.78)
Total distributions to shareholders	0.00	(2.05)	(2.31)	(4.80)	(7.04)	(2.07)
Net asset value, end of period	$28.56	$27.23	$20.53	$21.47	$26.60	$29.46
Total return[2]	4.85%	44.30%	5.59%	(0.35)%	14.99%	15.86%
Ratios to average net assets (annualized)*
Gross expenses	1.03%	1.23%	1.31%	1.29%	1.30%	1.32%
Net expenses	0.99%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.53%	0.57%	0.77%	1.00%	0.79%	0.87%
Supplemental data
Portfolio turnover rate[3]	26%	122%	81%	91%	70%	90%
Net assets, end of period (000s omitted)	$101,783	$100,760	$82,752	$87,665	$98,668	$119,893

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended November 30, 2021 (unaudited)	0.30%
Year ended May 31, 2021	0.45%
Year ended May 31, 2020	0.51%
Year ended May 31, 2019	0.50%
Year ended May 31, 2018	0.53%
Year ended May 31, 2017	0.57%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying each affiliated Master Portfolio’s percentage of the Fund’s total investment in securities by the respective affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Diversified Equity Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Equity Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement. The Fund’s Board of Trustees approved a new investment management agreement which was submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on September 15, 2021. The new agreement became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

Allspring Diversified Equity Fund  |  17

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $143,175,831 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$32,572,370
Gross unrealized losses	0
Net unrealized gains	$32,572,370
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2021, the affiliated Master Portfolios were measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $175,748,201. The investment objective of each affiliated Master Portfolio is as follows:

18  |  Allspring Diversified Equity Fund

Notes to financial statements (unaudited)
Affiliated Master Portfolio	Investment objective
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
The affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13

Allspring Diversified Equity Fund  |  19

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.25%
Class C	2.00
Administrator Class	1.00
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2021, Allspring Funds Distributor received $724 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund's ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $37,432,868 and $42,465,230, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational

20  |  Allspring Diversified Equity Fund

Notes to financial statements (unaudited)
documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. REORGANZATION
At a meeting held on May 17, 2021, Board of Trustees of the Fund approved a plan to merge the Fund into Allspring Spectrum Aggressive Growth Fund. Allspring Spectrum Aggressive Growth Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Allspring Spectrum Aggressive Growth Fund. This merger does not require shareholder approval. A prospectus/information statement was mailed to shareholders in July 2021. The merger is scheduled to take place on or about February 4, 2022.

Allspring Diversified Equity Fund  |  21

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On September 15, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal is indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	3,942,239
Shares voted “Against”	124,252
Shares voted “Abstain”	231,137
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22  |  Allspring Diversified Equity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Diversified Equity Fund  |  23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

24  |  Allspring Diversified Equity Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Diversified Equity Fund  |  25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00194 01-22
SA281/SAR281 11-21

Semi-Annual Report
November 30, 2021
Allspring Emerging Growth Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Emerging Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Emerging Growth Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Emerging Growth Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Emerging Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Emerging Growth Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA®‡, David Nazaret, CFA®‡, Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WEMAX)	3-31-2008	10.92	20.29	15.31	17.69	21.72	16.00	1.35	1.28
Class C (WEMCX)	3-31-2008	15.86	20.83	15.14	16.86	20.83	15.14	2.10	2.03
Class R6 (WEGRX)[3]	7-31-2018	–	–	–	18.19	22.28	16.54	0.92	0.85
Administrator Class (WFGDX)	1-31-2007	–	–	–	17.82	21.84	16.16	1.27	1.20
Institutional Class (WEMIX)	3-31-2008	–	–	–	18.20	22.20	16.50	1.02	0.90
Russell 2000® Growth Index[4]	–	–	–	–	11.95	14.74	14.06	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.28% for Class A, 2.03% for Class C, 0.85% for Class R6, 1.20% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller - company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Emerging Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
ASGN Incorporated	3.48
Rapid7 Incorporated	3.30
SPS Commerce Incorporated	2.87
Shockwave Medical Incorporated	2.83
Boot Barn Holdings Incorporated	2.74
Crocs Incorporated	2.71
Sprout Social Incorporated Class A	2.63
Codexis Incorporated	2.53
Workiva Incorporated	2.51
Novanta Incorporated	2.31
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of November 30, 2021[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Allspring Emerging Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,062.05	$ 6.56	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$ 6.43	1.27%
Class C
Actual	$1,000.00	$1,058.33	$10.47	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	$10.25	2.03%
Class R6
Actual	$1,000.00	$1,063.95	$ 4.40	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$ 4.31	0.85%
Administrator Class
Actual	$1,000.00	$1,062.70	$ 6.21	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$ 6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,064.23	$ 4.66	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$ 4.56	0.90%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8  |  Allspring Emerging Growth Fund

Portfolio of investments—November 30, 2021 (unaudited)

		Value
Investment companies: 99.79%
Affiliated master portfolio: 99.79%
Allspring Emerging Growth Portfolio		$518,157,292
Total Investment companies (Cost $298,639,817)		518,157,292
Total investments in securities (Cost $298,639,817)	99.79%	518,157,292
Other assets and liabilities, net	0.21	1,076,254
Total net assets	100.00%	$519,233,546
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Securities lending income allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Emerging Growth Portfolio	95.20%	91.83%	$250,263,414	$(175,003,562)	$301,687	$173,697	$1,021	$518,157,292
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  9

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $298,639,817)	$ 518,157,292
Receivable for Fund shares sold	1,716,564
Receivable from manager	26,962
Prepaid expenses and other assets	41,068
Total assets	519,941,886
Liabilities
Payable for Fund shares redeemed	495,671
Administration fees payable	74,218
Shareholder servicing fees payable	56,035
Shareholder report expenses payable	52,428
Trustees’ fees and expenses payable	2,931
Distribution fee payable	1,522
Accrued expenses and other liabilities	25,535
Total liabilities	708,340
Total net assets	$519,233,546
Net assets consist of
Paid-in capital	$ (18,156,507)
Total distributable earnings	537,390,053
Total net assets	$519,233,546
Computation of net asset value and offering price per share
Net assets – Class A	$ 218,391,096
Shares outstanding – Class A1	11,390,777
Net asset value per share – Class A	$19.17
Maximum offering price per share – Class A2	$20.34
Net assets – Class C	$ 2,256,678
Shares outstanding – Class C1	148,057
Net asset value per share – Class C	$15.24
Net assets – Class R6	$ 22,910,601
Shares outstanding – Class R6[1]	1,043,065
Net asset value per share – Class R6	$21.96
Net assets – Administrator Class	$ 29,403,311
Shares outstanding – Administrator Class[1]	1,458,041
Net asset value per share – Administrator Class	$20.17
Net assets – Institutional Class	$ 246,271,860
Shares outstanding – Institutional Class[1]	11,261,818
Net asset value per share – Institutional Class	$21.87
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Emerging Growth Fund

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio	$ 301,687
Securities lending income allocated from affiliated Master Portfolio	173,697
Affiliated income allocated from affiliated Master Portfolio	1,021
Expenses allocated from affiliated Master Portfolio	(2,976,005)
Total investment income	(2,499,600)
Expenses
Management fee	183,374
Administration fees
Class A	238,896
Class C	2,514
Class R6	3,545
Administrator Class	19,925
Institutional Class	292,043
Shareholder servicing fees
Class A	284,400
Class C	2,993
Administrator Class	38,250
Distribution fee
Class C	8,978
Custody and accounting fees	6,755
Professional fees	19,390
Registration fees	32,399
Shareholder report expenses	4,917
Trustees’ fees and expenses	9,967
Other fees and expenses	3,886
Total expenses	1,152,232
Less: Fee waivers and/or expense reimbursements
Fund-level	(254,514)
Class A	(13,888)
Institutional Class	(89,614)
Net expenses	794,216
Net investment loss	(3,293,816)
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	250,263,414
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(175,003,562)
Net realized and unrealized gains (losses) on investments	75,259,852
Net increase in net assets resulting from operations	$ 71,966,036
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment loss		$ (3,293,816)		$ (6,987,906)
Net realized gains on investments		250,263,414		164,596,232
Net change in unrealized gains (losses) on investments		(175,003,562)		172,105,999
Net increase in net assets resulting from operations		71,966,036		329,714,325
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(40,824,693)
Class C		0		(488,552)
Class R6		0		(4,264,478)
Administrator Class		0		(5,278,969)
Institutional Class		0		(104,301,425)
Total distributions to shareholders		0		(155,158,117)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	141,556	2,780,841	594,602	10,958,344
Class C	13,870	215,104	67,936	1,035,606
Class R6	197,273	4,647,257	203,245	4,206,281
Administrator Class	47,460	976,328	354,817	6,842,617
Institutional Class	2,042,244	45,741,214	8,415,847	166,124,291
		54,360,744		189,167,139
Reinvestment of distributions
Class A	0	0	2,332,324	38,903,166
Class C	0	0	36,568	488,552
Class R6	0	0	68,148	1,296,851
Administrator Class	0	0	299,668	5,253,185
Institutional Class	0	0	5,494,647	104,178,513
		0		150,120,267
Payment for shares redeemed
Class A	(430,719)	(8,463,044)	(1,365,780)	(24,392,486)
Class C	(28,082)	(436,029)	(71,196)	(1,109,781)
Class R6	(207,156)	(4,825,842)	(409,558)	(8,565,269)
Administrator Class	(103,096)	(2,094,375)	(528,979)	(9,983,853)
Institutional Class	(22,338,472)	(503,478,220)	(11,301,966)	(220,272,610)
		(519,297,510)		(264,323,999)
Net increase (decrease) in net assets resulting from capital share transactions		(464,936,766)		74,963,407
Total increase (decrease) in net assets		(392,970,730)		249,519,615
Net assets
Beginning of period		912,204,276		662,684,661
End of period		$ 519,233,546		$ 912,204,276
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Emerging Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.05	$14.71	$13.51	$17.04	$14.57	$12.55
Net investment loss	(0.11) [1]	(0.20) [1]	(0.17)	(0.16) [1]	(0.15)	(0.10) [1]
Net realized and unrealized gains (losses) on investments	1.23	7.69	2.13	(0.19)	4.57	2.96
Total from investment operations	1.12	7.49	1.96	(0.35)	4.42	2.86
Distributions to shareholders from
Net realized gains	0.00	(4.15)	(0.76)	(3.18)	(1.95)	(0.84)
Net asset value, end of period	$19.17	$18.05	$14.71	$13.51	$17.04	$14.57
Total return[2]	6.20%	53.22%	14.97%	(0.84)%	32.91%	23.39%
Ratios to average net assets (annualized)*
Gross expenses	1.35%	1.35%	1.36%	1.35%	1.36%	1.36%
Net expenses	1.27%	1.27%	1.27%	1.29%	1.35%	1.35%
Net investment loss	(1.13)%	(1.12)%	(1.08)%	(1.06)%	(1.01)%	(0.72)%
Supplemental data
Portfolio turnover rate[3]	28%	48%	55%	71%	47%	115%
Net assets, end of period (000s omitted)	$218,391	$210,838	$148,866	$145,898	$153,526	$129,724

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.81%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.41	$12.40	$11.58	$15.19	$13.28	$11.58
Net investment loss	(0.15) [1]	(0.28) [1]	(0.21) [1]	(0.25) [1]	(0.25) [1]	(0.19) [1]
Net realized and unrealized gains (losses) on investments	0.98	6.44	1.79	(0.18)	4.11	2.73
Total from investment operations	0.83	6.16	1.58	(0.43)	3.86	2.54
Distributions to shareholders from
Net realized gains	0.00	(4.15)	(0.76)	(3.18)	(1.95)	(0.84)
Net asset value, end of period	$15.24	$14.41	$12.40	$11.58	$15.19	$13.28
Total return[2]	5.76%	52.19%	14.16%	(1.55)%	31.82%	22.56%
Ratios to average net assets (annualized)*
Gross expenses	2.10%	2.10%	2.11%	2.10%	2.11%	2.11%
Net expenses	2.03%	2.03%	2.03%	2.04%	2.10%	2.10%
Net investment loss	(1.89)%	(1.89)%	(1.84)%	(1.78)%	(1.76)%	(1.46)%
Supplemental data
Portfolio turnover rate[3]	28%	48%	55%	71%	47%	115%
Net assets, end of period (000s omitted)	$2,257	$2,338	$1,599	$1,761	$4,190	$3,328

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.81%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Emerging Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2021 (unaudited)	2021	2020	2019 [1]
Net asset value, beginning of period	$20.64	$16.34	$14.86	$18.70
Net investment loss	(0.08)	(0.14)	(0.10) [2]	(0.07) [2]
Net realized and unrealized gains (losses) on investments	1.40	8.59	2.34	(0.59)
Total from investment operations	1.32	8.45	2.24	(0.66)
Distributions to shareholders from
Net realized gains	0.00	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$21.96	$20.64	$16.34	$14.86
Total return[3]	6.40%	53.85%	15.51%	(2.35)%
Ratios to average net assets (annualized)*
Gross expenses	0.92%	0.92%	0.93%	0.92%
Net expenses	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.71)%	(0.68)%	(0.67)%	(0.51)%
Supplemental data
Portfolio turnover rate[4]	28%	48%	55%	71%
Net assets, end of period (000s omitted)	$22,911	$21,729	$19,458	$22

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.81%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019[1]	0.81%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.98	$15.31	$14.02	$17.54	$14.93	$12.82
Net investment loss	(0.11) [1]	(0.20) [1]	(0.14) [1]	(0.15) [1]	(0.14) [1]	(0.07) [1]
Net realized and unrealized gains (losses) on investments	1.30	8.02	2.19	(0.19)	4.70	3.02
Total from investment operations	1.19	7.82	2.05	(0.34)	4.56	2.95
Distributions to shareholders from
Net realized gains	0.00	(4.15)	(0.76)	(3.18)	(1.95)	(0.84)
Net asset value, end of period	$20.17	$18.98	$15.31	$14.02	$17.54	$14.93
Total return[2]	6.27%	53.31%	15.07%	(0.75)%	33.06%	23.60%
Ratios to average net assets (annualized)*
Gross expenses	1.27%	1.27%	1.28%	1.27%	1.28%	1.26%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(1.06)%	(1.05)%	(1.01)%	(0.94)%	(0.86)%	(0.48)%
Supplemental data
Portfolio turnover rate[3]	28%	48%	55%	71%	47%	115%
Net assets, end of period (000s omitted)	$29,403	$28,730	$21,250	$23,549	$52,335	$50,865

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.81%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Emerging Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.55	$16.29	$14.83	$18.30	$15.46	$13.20
Net investment loss	(0.09) [1]	(0.15)	(0.11) [1]	(0.13)	(0.09)	(0.04) [1]
Net realized and unrealized gains (losses) on investments	1.41	8.56	2.33	(0.16)	4.88	3.14
Total from investment operations	1.32	8.41	2.22	(0.29)	4.79	3.10
Distributions to shareholders from
Net realized gains	0.00	(4.15)	(0.76)	(3.18)	(1.95)	(0.84)
Net asset value, end of period	$21.87	$20.55	$16.29	$14.83	$18.30	$15.46
Total return[2]	6.42%	53.75%	15.40%	(0.42)%	33.44%	24.08%
Ratios to average net assets (annualized)*
Gross expenses	1.01%	1.02%	1.03%	1.02%	1.03%	1.03%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.78)%	(0.75)%	(0.71)%	(0.67)%	(0.56)%	(0.24)%
Supplemental data
Portfolio turnover rate[3]	28%	48%	55%	71%	47%	115%
Net assets, end of period (000s omitted)	$246,272	$648,569	$471,512	$578,073	$606,729	$534,846

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.81%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%
Year ended May 31, 2017	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Emerging Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2021, the Fund owned 91.83% of Allspring Emerging Growth Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2021 are included in this report and should be read in conjunction with the Fund’s financial statements.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement. The Fund’s Board of Trustees approved a new investment management agreement which was submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on August 16, 2021. The new agreement became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

18  |  Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $299,389,271 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$219,517,475
Gross unrealized losses	(749,454)
Net unrealized gains	$218,768,021
As of May 31, 2021, the Fund had a qualified late-year ordinary loss of $2,571,417 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2021, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Emerging Growth Portfolio	Seek long-term capital appreciation	$518,157,292
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Allspring Emerging Growth Fund  |  19

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

20  |  Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.28%
Class C	2.03
Class R6	0.85
Administrator Class	1.20
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2021, Allspring Funds Distributor received $1,423 from the sale of Class A shares and $16 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $192,306,269 and $299,077,981, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the affiliated Master Portfolio concentrated its portfolio in investments related to the health care and information technology sectors.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the

Allspring Emerging Growth Fund  |  21

Notes to financial statements (unaudited)
normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. REDEMPTIONS IN-KIND
During the six months ended November 30, 2021, the Fund redeemed assets through in-kind redemptions for shareholders in Institutional Class. The realized gains (losses) recognized by the Fund are reflected on the Statement of Operations and these redemption transactions are reflected on the Statement of Changes in Net Assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash paid	Realized gains (losses)	% of the Fund
8-27-2021	$348,404,897	$1,817,058	$193,594,260	39.45%
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Allspring Emerging Growth Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.26%
Communication services: 1.58%
Interactive media & services: 0.85%
Eventbrite Incorporated Class A †	316,060	$ 4,772,506
Media: 0.73%
Magnite Incorporated †	92,350	1,628,131
TechTarget Incorporated †	25,900	2,502,717
		4,130,848
Consumer discretionary: 15.78%
Auto components: 2.08%
Fox Factory Holding Corporation †	66,718	11,727,023
Hotels, restaurants & leisure: 3.96%
Bally's Corporation †	89,576	3,434,344
F45 Training Holdings Incorporated †«	122,845	1,307,071
Papa John's International Incorporated	84,665	10,322,357
Wingstop Incorporated	45,378	7,287,707
		22,351,479
Internet & direct marketing retail: 0.83%
CarParts.com Incorporated †	136,120	1,683,804
Fiverr International Limited †	21,156	2,996,113
		4,679,917
Leisure products: 1.39%
YETI Holdings Incorporated †	84,940	7,828,070
Specialty retail: 4.02%
Boot Barn Holdings Incorporated †	126,450	15,469,893
Leslie's Incorporated †	199,514	4,181,813
Lithia Motors Incorporated Class A	10,442	3,042,068
		22,693,774
Textiles, apparel & luxury goods: 3.50%
Crocs Incorporated †	93,575	15,348,172
Deckers Outdoor Corporation †	10,903	4,420,076
		19,768,248
Consumer staples: 3.35%
Beverages: 0.98%
Celsius Holdings Incorporated †	81,085	5,547,025
Food & staples retailing: 1.10%
The Chef's Warehouse Incorporated †	199,595	6,201,417
Food products: 1.27%
Freshpet Incorporated †	43,318	4,679,210
Vital Farms Incorporated †	145,271	2,456,533
		7,135,743
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Portfolio  |  23

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Financials: 4.89%
Capital markets: 1.86%
Assetmark Financial Holdings †	20,544	$ 520,996
Bakkt Holdings Incorporated †«	57,995	905,302
Stifel Financial Corporation	127,866	9,079,765
		10,506,063
Insurance: 3.03%
Goosehead Insurance Incorporated Class A	33,296	4,372,431
Kinsale Capital Group Incorporated	61,193	12,728,144
		17,100,575
Health care: 24.42%
Biotechnology: 6.00%
Arcutis Biotherapeutics Incorporated †	183,756	3,044,837
Biohaven Pharmaceutical Holding Company †	23,416	2,628,212
CareDx Incorporated †	72,578	3,131,015
Cytokinetics Incorporated †	51,500	2,026,010
Fate Therapeutics Incorporated †	57,367	3,155,759
Halozyme Therapeutics Incorporated †	177,240	5,827,651
Natera Incorporated †	51,868	4,743,847
Vericel Corporation †	250,133	9,307,449
		33,864,780
Health care equipment & supplies: 9.58%
Axonics Modulation Technologies Incorporated †	140,350	7,636,444
Figs Incorporated Class A †«	118,103	3,925,744
Nyxoah SA †	39,070	820,470
Orthopediatrics Corporation †	104,481	5,820,637
Outset Medical Incorporated †	70,511	3,342,221
Pulmonx Corporation †	92,744	2,995,631
Shockwave Medical Incorporated †	88,925	16,027,842
SI-BONE Incorporated †	222,393	4,281,065
Silk Road Medical Incorporated †	39,824	1,616,058
Tandem Diabetes Care Incorporated †	33,510	4,306,705
Vapotherm Incorporated †	149,077	3,279,694
		54,052,511
Health care providers & services: 1.76%
Accolade Incorporated †	76,350	1,959,905
Castle Biosciences Incorporated †	135,756	5,610,795
Privia Health Group Incorporated †	101,327	2,340,654
		9,911,354
Health care technology: 3.38%
CVRx Incorporated †	74,188	859,097
Inspire Medical Systems Incorporated †	41,599	9,287,809
Phreesia Incorporated †	154,098	8,888,373
		19,035,279
Life sciences tools & services: 3.70%
Akoya Biosciences Incorporated †	142,046	1,843,757
Alpha Teknova Incorporated †	59,668	1,334,176
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Emerging Growth Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Life sciences tools & services (continued)
Codexis Incorporated †	411,927	$ 14,297,986
Neogenomics Incorporated †	99,744	3,417,229
		20,893,148
Industrials: 14.31%
Building products: 2.10%
The AZEK Company Incorporated †	74,597	2,925,694
Zurn Water Solutions Corporation	254,384	8,916,159
		11,841,853
Commercial services & supplies: 2.68%
ACV Auctions Incorporated Class A †	198,305	4,200,100
Casella Waste Systems Incorporated Class A †	128,941	10,931,618
		15,131,718
Construction & engineering: 0.66%
Construction Partners Incorporated Class A †	107,285	3,705,624
Electrical equipment: 1.59%
Regal-Beloit Corporation	56,717	8,966,958
Professional services: 3.51%
ASGN Incorporated †	161,901	19,700,110
Legalzoom.com Incorporated †«	7,111	128,069
		19,828,179
Road & rail: 1.95%
Saia Incorporated †	33,211	10,998,819
Trading companies & distributors: 1.82%
SiteOne Landscape Supply Incorporated †	42,727	10,269,862
Information technology: 33.22%
Electronic equipment, instruments & components: 2.72%
Novanta Incorporated †	81,002	13,077,773
Par Technology Corporation †«	43,520	2,279,142
		15,356,915
IT services: 4.78%
BigCommerce Holdings Incorporated Series 1 †	148,710	6,732,102
DigitalOcean Holdings Incorporated †	53,950	5,438,700
Endava plc ADR †	57,514	9,003,242
EVO Payments Incorporated Class A †	174,617	3,717,596
Paymentus Holdings Incorporated A †«	69,730	2,061,219
		26,952,859
Semiconductors & semiconductor equipment: 5.73%
Allegro MicroSystems Incorporated †	221,212	6,908,451
Diodes Incorporated †	92,586	9,846,521
Semtech Corporation †	116,756	10,002,487
Silicon Laboratories Incorporated †	16,274	3,194,098
Skywater Technology Incorporated †«	128,398	2,402,327
		32,353,884
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Portfolio  |  25

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Software: 19.99%
8x8 Incorporated †	161,185	$ 3,473,537
Alkami Technology Incorporated †	175,622	5,038,595
CyberArk Software Limited †	58,860	10,173,951
Domo Incorporated Class B †	58,500	4,232,475
Everbridge Incorporated †	32,551	3,691,934
Jamf Holding Corporation †	176,618	5,692,398
Olo Incorporated Class A †	101,349	2,489,131
Paycor HCM Incorporated †	183,895	5,413,869
Q2 Holdings Incorporated †	86,705	6,962,412
Rapid7 Incorporated †	150,375	18,655,523
SimilarWeb Limited †«	94,700	1,643,992
Sprout Social Incorporated Class A †	133,196	14,875,329
SPS Commerce Incorporated †	115,196	16,241,484
Workiva Incorporated †	101,720	14,186,888
		112,771,518
Utilities: 0.71%
Independent power & renewable electricity producers: 0.71%
Sunnova Energy International Incorporated †	108,872	4,024,998
Total Common stocks (Cost $311,142,999)		554,402,947

Investment companies: 1.21%
Exchange-traded funds: 1.21%
iShares Russell 2000 Growth ETF «	23,400	6,834,906
Total Investment companies (Cost $7,477,816)		6,834,906

		Yield
Short-term investments: 3.94%
Investment companies: 3.94%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	3,624,668	3,624,668
Securities Lending Cash Investments LLC ♠∩∞		0.04	18,623,216	18,623,216
Total Short-term investments (Cost $22,247,884)				22,247,884
Total investments in securities (Cost $340,868,699)	103.41%			583,485,737
Other assets and liabilities, net	(3.41)			(19,238,893)
Total net assets	100.00%			$564,246,844

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Emerging Growth Portfolio

Portfolio of investments—November 30, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,477,635	$ 89,180,624	$ (95,033,591)	$0	$0	$ 3,624,668	3,624,668	$ 1,093
Securities Lending Cash Investments LLC	3,883,200	119,094,272	(104,354,256)	0	0	18,623,216	18,623,216	1,810 #
				$0	$0	$22,247,884		$2,903

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Portfolio  |  27

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $18,183,893 of securities loaned), at value (cost $318,620,815)	$ 561,237,853
Investments in affiliated securities, at value (cost $22,247,884)	22,247,884
Receivable for securities lending income, net	122,329
Receivable for dividends	41,491
Prepaid expenses and other assets	10,929
Total assets	583,660,486
Liabilities
Payable upon receipt of securities loaned	18,623,216
Advisory fee payable	402,497
Payable for investments purchased	367,610
Accrued expenses and other liabilities	20,319
Total liabilities	19,413,642
Total net assets	$564,246,844
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Emerging Growth Portfolio

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends	$ 321,726
Securities lending income (including from affiliate), net	188,228
Income from affiliated securities	1,093
Total investment income	511,047
Expenses
Advisory fee	3,092,830
Custody and accounting fees	33,132
Professional fees	25,304
Interest holder report expenses	4,748
Trustees’ fees and expenses	9,662
Other fees and expenses	11,543
Total expenses	3,177,219
Net investment loss	(2,666,172)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	271,451,909
Net change in unrealized gains (losses) on investments	(192,758,630)
Net realized and unrealized gains (losses) on investments	78,693,279
Net increase in net assets resulting from operations	$ 76,027,107
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Portfolio  |  29

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)	Year ended May 31, 2021
Operations
Net investment loss	$ (2,666,172)	$ (5,761,179)
Net realized gains on investments	271,451,909	181,278,904
Net change in unrealized gains (losses) on investments	(192,758,630)	176,777,300
Net increase in net assets resulting from operations	76,027,107	352,295,025
Capital transactions
Transactions in investors’ beneficial interests
Contributions	27,581,657	97,803,647
Withdrawals	(496,884,083)	(215,997,204)
Net decrease in net assets resulting from capital transactions	(469,302,426)	(118,193,557)
Total increase (decrease) in net assets	(393,275,319)	234,101,468
Net assets
Beginning of period	957,522,163	723,420,695
End of period	$ 564,246,844	$ 957,522,163
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Emerging Growth Portfolio

Financial highlights
		Year ended May 31
	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Total return[1]	6.47%	53.94%	15.49%	(0.28)%	33.60%	23.97%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment loss	(0.68)%	(0.66)%	(0.62)%	(0.57)%	(0.47)%	(0.15)%
Supplemental data
Portfolio turnover rate	28%	48%	55%	71%	47%	115%

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Portfolio  |  31

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the adviser to the Portfolio, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC).
Consummation of the transaction resulted in the automatic termination of the Portfolio’s advisory agreement and subadvisory agreement. The Portfolio’s Board of Trustees approved a new advisory agreement and subadvisory agreement which were approved by the Portfolio's interest holders on August 16, 2021. The new agreements became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Portfolio's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio

32  |  Allspring Emerging Growth Portfolio

Notes to financial statements (unaudited)
receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income (including from affiliate) (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $337,347,541 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$269,154,469
Gross unrealized losses	(23,016,273)
Net unrealized gains	$246,138,196
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Emerging Growth Portfolio  |  33

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 8,903,354	$0	$0	$ 8,903,354
Consumer discretionary	89,048,511	0	0	89,048,511
Consumer staples	18,884,185	0	0	18,884,185
Financials	27,606,638	0	0	27,606,638
Health care	137,757,072	0	0	137,757,072
Industrials	80,743,013	0	0	80,743,013
Information technology	187,435,176	0	0	187,435,176
Utilities	4,024,998	0	0	4,024,998
Investment companies	6,834,906	0	0	6,834,906
Short-term investments
Investment companies	22,247,884	0	0	22,247,884
Total assets	$583,485,737	$0	$0	$583,485,737
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2021, the advisory fee was equivalent to an annual rate of 0.79% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

34  |  Allspring Emerging Growth Portfolio

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $209,411,711 and $325,680,656, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2021, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 438,346	$ (438,346)	$0
Barclays Capital Incorporated	258,024	(258,024)	0
BNP Paribas Securities Corporation	2,228,094	(2,228,094)	0
Citigroup Global Markets Incorporated	327,908	(327,908)	0
JPMorgan Securities LLC	7,310,570	(7,310,570)	0
Morgan Stanley & Company LLC	7,494,991	(7,494,991)	0
National Financial Services LLC	125,960	(125,960)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a

Allspring Emerging Growth Portfolio  |  35

Notes to financial statements (unaudited)
variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Allspring Emerging Growth Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for Allspring Emerging Growth Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	29,098,947
Shares voted “Against”	399,064
Shares voted “Abstain”	634,441
Proposal 2 – To consider and approve a new advisory agreement with Wells Fargo Funds Management, LLC* for Allspring Emerging Growth Portfolio in which the Fund invests substantially all of its assets.
Shares voted “For”	29,089,406
Shares voted “Against”	387,365
Shares voted “Abstain”	655,681
Proposal 3 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC** for Allspring Emerging Growth Portfolio.
Shares voted “For”	29,046,393
Shares voted “Against”	447,364
Shares voted “Abstain”	638,695
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Emerging Growth Fund  |  37

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

38  |  Allspring Emerging Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Emerging Growth Fund  |  39

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40  |  Allspring Emerging Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00195 01-22
SA282/SAR282 11-21

Semi-Annual Report
November 30, 2021
Allspring Index Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Index Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Index Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Index Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Index Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Index Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks to replicate the total returns of the S&P 500 Index, before fees and expenses.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Allspring Global Investments, LLC
Portfolio managers	John R. Campbell, CFA®‡, David Neal, CFA®‡, Robert M. Wicentowski, CFA®‡

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFILX)	11-4-1998	20.03	15.93	14.88	27.34	17.31	15.57	0.66	0.45
Class C (WFINX)	4-30-1999	25.39	16.46	14.72	26.39	16.46	14.72	1.41	1.20
Administrator Class (WFIOX)	2-14-1985	–	–	–	27.59	17.54	15.85	0.43	0.25
S&P 500 Index[3]	–	–	–	–	27.92	17.90	16.16	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.45% for Class A, 1.20% for Class C and 0.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Index Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
Apple Incorporated	6.56
Microsoft Corporation	6.28
Amazon.com Incorporated	3.86
Tesla Motors Incorporated	2.35
Alphabet Incorporated Class A	2.16
NVIDIA Corporation	2.06
Alphabet Incorporated Class C	2.03
Facebook Incorporated Class A	1.95
Berkshire Hathaway Incorporated Class B	1.30
JPMorgan Chase & Company	1.20
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of November 30, 2021[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Allspring Index Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,091.29	$2.31	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$2.23	0.44%
Class C
Actual	$1,000.00	$1,087.32	$6.28	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Administrator Class
Actual	$1,000.00	$1,092.39	$1.31	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8  |  Allspring Index Fund

Portfolio of investments—November 30, 2021 (unaudited)

		Value
Investment companies: 100.07%
Affiliated master portfolio: 100.07%
Allspring Index Portfolio		$1,334,494,181
Total Investment companies (Cost $119,011,332)		1,334,494,181
Total investments in securities (Cost $119,011,332)	100.07%	1,334,494,181
Other assets and liabilities, net	(0.07)	(879,445)
Total net assets	100.00%	$1,333,614,736
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Index Portfolio	96.64%	96.76%	$42,154,925	$65,680,878	$8,840,590	$59,693	$1,334,494,181
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  9

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $119,011,332)	$ 1,334,494,181
Receivable for Fund shares sold	467,438
Receivable from manager	127,545
Total assets	1,335,089,164
Liabilities
Payable for Fund shares redeemed	925,681
Shareholder servicing fees payable	221,439
Administration fees payable	206,382
Distribution fee payable	8,119
Trustees’ fees and expenses payable	2,966
Accrued expenses and other liabilities	109,841
Total liabilities	1,474,428
Total net assets	$1,333,614,736
Net assets consist of
Paid-in capital	$ 5,192,136
Total distributable earnings	1,328,422,600
Total net assets	$1,333,614,736
Computation of net asset value and offering price per share
Net assets – Class A	$ 882,187,192
Shares outstanding – Class A1	16,113,242
Net asset value per share – Class A	$54.75
Maximum offering price per share – Class A2	$58.09
Net assets – Class C	$ 12,797,618
Shares outstanding – Class C1	229,938
Net asset value per share – Class C	$55.66
Net assets – Administrator Class	$ 438,629,926
Shares outstanding – Administrator Class[1]	7,810,633
Net asset value per share – Administrator Class	$56.16
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Index Fund

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $42,718)	$ 8,840,590
Affiliated income allocated from affiliated Master Portfolio	59,693
Expenses allocated from affiliated Master Portfolio	(708,177)
Total investment income	8,192,106
Expenses
Management fee	329,078
Administration fees
Class A	914,754
Class C	13,406
Administrator Class	281,028
Shareholder servicing fees
Class A	1,088,993
Class C	15,888
Administrator Class	193,104
Distribution fee
Class C	47,547
Custody and accounting fees	1,925
Professional fees	15,714
Registration fees	3,657
Shareholder report expenses	5,961
Trustees’ fees and expenses	9,968
Other fees and expenses	554
Total expenses	2,921,577
Less: Fee waivers and/or expense reimbursements
Fund-level	(865,129)
Class A	(217,204)
Class C	(2,547)
Administrator Class	(712)
Net expenses	1,835,985
Net investment income	6,356,121
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	42,154,925
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	65,680,878
Net realized and unrealized gains (losses) on investments	107,835,803
Net increase in net assets resulting from operations	$114,191,924
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 6,356,121		$ 13,016,141
Net realized gains on investments		42,154,925		101,189,274
Net change in unrealized gains (losses) on investments		65,680,878		267,094,800
Net increase in net assets resulting from operations		114,191,924		381,300,215
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(99,506,178)
Class C		0		(1,661,488)
Administrator Class		0		(50,898,614)
Total distributions to shareholders		0		(152,066,280)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	184,441	9,825,473	543,966	25,097,626
Class C	12,256	664,186	12,993	609,026
Administrator Class	230,505	12,543,116	1,009,053	47,555,074
		23,032,775		73,261,726
Reinvestment of distributions
Class A	0	0	2,188,868	96,461,288
Class C	0	0	31,396	1,403,441
Administrator Class	0	0	1,056,266	47,713,951
		0		145,578,680
Payment for shares redeemed
Class A	(731,527)	(38,746,447)	(2,068,334)	(95,239,910)
Class C	(27,088)	(1,457,586)	(183,902)	(8,615,422)
Administrator Class	(478,581)	(25,992,665)	(2,159,572)	(101,444,640)
		(66,196,698)		(205,299,972)
Net increase (decrease) in net assets resulting from capital share transactions		(43,163,923)		13,540,434
Total increase in net assets		71,028,001		242,774,369
Net assets
Beginning of period		1,262,586,735		1,019,812,366
End of period		$1,333,614,736		$1,262,586,735
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Index Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$50.17	$41.27	$49.48	$63.35	$66.85	$62.85
Net investment income	0.24	0.48	0.65	0.82	0.99 [1]	1.05
Net realized and unrealized gains (losses) on investments	4.34	14.92	5.82	0.54	7.99	9.09
Total from investment operations	4.58	15.40	6.47	1.36	8.98	10.14
Distributions to shareholders from
Net investment income	0.00	(0.57)	(0.67)	(0.90)	(1.02)	(1.16)
Net realized gains	0.00	(5.93)	(14.01)	(14.33)	(11.46)	(4.98)
Total distributions to shareholders	0.00	(6.50)	(14.68)	(15.23)	(12.48)	(6.14)
Net asset value, end of period	$54.75	$50.17	$41.27	$49.48	$63.35	$66.85
Total return[2]	9.13%	39.71%	12.02%	3.32%	13.87%	16.94%
Ratios to average net assets (annualized)*
Gross expenses	0.62%	0.65%	0.67%	0.65%	0.63%	0.62%
Net expenses	0.44%	0.44%	0.44%	0.45%	0.45%	0.45%
Net investment income	0.91%	1.08%	1.47%	1.51%	1.49%	1.68%
Supplemental data
Portfolio turnover rate[3]	1%	4%	3%	4%	3%	9%
Net assets, end of period (000s omitted)	$882,187	$835,781	$660,101	$676,511	$702,866	$684,004

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$51.19	$41.90	$50.02	$63.67	$67.11	$63.12
Net investment income	0.17	0.16 [1]	0.30	0.46 [1]	0.50 [1]	0.66
Net realized and unrealized gains (losses) on investments	4.30	15.21	5.84	0.52	8.00	9.02
Total from investment operations	4.47	15.37	6.14	0.98	8.50	9.68
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.25)	(0.30)	(0.48)	(0.71)
Net realized gains	0.00	(5.93)	(14.01)	(14.33)	(11.46)	(4.98)
Total distributions to shareholders	0.00	(6.08)	(14.26)	(14.63)	(11.94)	(5.69)
Net asset value, end of period	$55.66	$51.19	$41.90	$50.02	$63.67	$67.11
Total return[2]	8.73%	38.83%	11.17%	2.54%	13.02%	16.07%
Ratios to average net assets (annualized)*
Gross expenses	1.37%	1.40%	1.42%	1.39%	1.38%	1.37%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.15%	0.34%	0.72%	0.77%	0.72%	0.93%
Supplemental data
Portfolio turnover rate[3]	1%	4%	3%	4%	3%	9%
Net assets, end of period (000s omitted)	$12,798	$12,530	$16,103	$19,146	$66,117	$67,691

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Index Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$51.41	$42.15	$50.24	$64.04	$67.43	$63.33
Net investment income	0.34	0.58	0.81	1.02 [1]	1.26	1.41
Net realized and unrealized gains (losses) on investments	4.41	15.26	5.85	0.48	7.94	8.94
Total from investment operations	4.75	15.84	6.66	1.50	9.20	10.35
Distributions to shareholders from
Net investment income	0.00	(0.65)	(0.74)	(0.97)	(1.13)	(1.27)
Net realized gains	0.00	(5.93)	(14.01)	(14.33)	(11.46)	(4.98)
Total distributions to shareholders	0.00	(6.58)	(14.75)	(15.30)	(12.59)	(6.25)
Net asset value, end of period	$56.16	$51.41	$42.15	$50.24	$64.04	$67.43
Total return[2]	9.24%	39.97%	12.25%	3.52%	14.10%	17.18%
Ratios to average net assets (annualized)*
Gross expenses	0.38%	0.42%	0.44%	0.41%	0.40%	0.39%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.10%	1.28%	1.67%	1.72%	1.70%	1.88%
Supplemental data
Portfolio turnover rate[3]	1%	4%	3%	4%	3%	9%
Net assets, end of period (000s omitted)	$438,630	$414,276	$343,609	$460,934	$829,004	$1,151,522

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  15

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Index Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2021, the Fund owned 96.76% of Allspring Index Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2021 are included in this report and should be read in conjunction with the Fund’s financial statements.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement. The Fund’s Board of Trustees approved a new investment management agreement which was submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on September 15, 2021. The new agreement became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

16  |  Allspring Index Fund

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $123,945,872 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,210,548,309
Gross unrealized losses	0
Net unrealized gains	$1,210,548,309
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2021, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses	$1,334,494,181
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and

Allspring Index Fund  |  17

Notes to financial statements (unaudited)
provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.45%
Class C	1.20
Administrator Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

18  |  Allspring Index Fund

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor received $1,888 in contingent deferred sales charges from Class A shares for the six months ended November 30, 2021. No front-end sales charges were incurred by Class A shares and no contingent deferred sales charges were incurred by Class C shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C shares of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $60,830,685 and $15,596,103, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the affiliated Master Portfolio concentrated its portfolio in investments related to the information technology sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Index Fund  |  19

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.82%
Communication services: 10.13%
Diversified telecommunication services: 0.97%
AT&T Incorporated	248,570	$ 5,674,853
Lumen Technologies Incorporated	34,629	427,322
Verizon Communications Incorporated	144,133	7,245,566
		13,347,741
Entertainment: 1.67%
Activision Blizzard Incorporated	27,075	1,586,595
Electronic Arts Incorporated	9,907	1,230,648
Live Nation Entertainment Incorporated †	4,587	489,204
Netflix Incorporated †	15,408	9,890,395
Take-Two Interactive Software Incorporated †	4,056	672,809
The Walt Disney Company †	63,261	9,166,519
		23,036,170
Interactive media & services: 6.31%
Alphabet Incorporated Class A †	10,482	29,747,383
Alphabet Incorporated Class C †	9,809	27,946,233
Facebook Incorporated Class A †	82,989	26,926,611
Match Group Incorporated †	9,637	1,252,714
Twitter Incorporated †	27,780	1,220,653
		87,093,594
Media: 1.02%
Charter Communications Incorporated Class A †	4,416	2,853,972
Comcast Corporation Class A	159,457	7,969,661
Discovery Incorporated Class A †«	5,887	136,990
Discovery Incorporated Class C †	10,574	240,136
DISH Network Corporation Class A †	8,666	270,813
Fox Corporation Class A	11,259	402,059
Fox Corporation Class B	5,163	173,477
Interpublic Group of Companies Incorporated	13,703	454,803
News Corporation Class A	13,620	294,464
News Corporation Class B	4,239	91,350
Omnicom Group Incorporated	7,464	502,402
ViacomCBS Incorporated Class B	21,091	652,766
		14,042,893
Wireless telecommunication services: 0.16%
T-Mobile US Incorporated †	20,420	2,221,900
Consumer discretionary: 12.88%
Auto components: 0.14%
Aptiv plc †	9,417	1,510,016
BorgWarner Incorporated	8,348	361,301
		1,871,317
Automobiles: 2.75%
Ford Motor Company	136,606	2,621,469
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Index Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Automobiles (continued)
General Motors Company †	50,540	$ 2,924,750
Tesla Motors Incorporated †	28,249	32,338,325
		37,884,544
Distributors: 0.14%
Genuine Parts Company	4,986	636,912
LKQ Corporation	9,412	526,131
Pool Corporation	1,396	773,552
		1,936,595
Hotels, restaurants & leisure: 1.82%
Booking Holdings Incorporated †	1,429	3,003,544
Caesars Entertainment Incorporated †	7,430	669,220
Carnival Corporation †	27,800	489,836
Chipotle Mexican Grill Incorporated †	978	1,607,255
Darden Restaurants Incorporated	4,537	625,879
Domino's Pizza Incorporated	1,283	672,472
Expedia Group Incorporated †	5,058	814,793
Hilton Worldwide Holdings Incorporated †	9,702	1,310,449
Las Vegas Sands Corporation †	11,969	426,336
Marriott International Incorporated Class A †	9,523	1,405,214
McDonald's Corporation	25,999	6,359,355
MGM Resorts International	13,924	551,112
Norwegian Cruise Line Holdings Limited †«	12,882	251,328
Penn National Gaming Incorporated †	5,782	296,212
Royal Caribbean Cruises Limited †	7,803	544,805
Starbucks Corporation	41,049	4,500,612
Wynn Resorts Limited †	3,665	296,902
Yum! Brands Incorporated	10,293	1,264,392
		25,089,716
Household durables: 0.37%
D.R. Horton Incorporated	11,347	1,108,602
Garmin Limited	5,289	706,293
Leggett & Platt Incorporated	4,641	187,450
Lennar Corporation Class A	9,563	1,004,593
Mohawk Industries Incorporated †	1,947	326,843
Newell Rubbermaid Incorporated	13,181	282,996
NVR Incorporated †	117	611,365
PulteGroup Incorporated	9,035	452,021
Whirlpool Corporation	2,183	475,326
		5,155,489
Internet & direct marketing retail: 4.05%
Amazon.com Incorporated †	15,163	53,177,702
eBay Incorporated	22,631	1,526,687
Etsy Incorporated †	4,407	1,210,074
		55,914,463
Leisure products: 0.03%
Hasbro Incorporated	4,506	436,676
Multiline retail: 0.52%
Dollar General Corporation	8,223	1,819,750
The accompanying notes are an integral part of these financial statements.

Allspring Index Portfolio  |  21

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Multiline retail (continued)
Dollar Tree Incorporated †	8,075	$ 1,080,677
Target Corporation	17,223	4,199,656
		7,100,083
Specialty retail: 2.36%
Advance Auto Parts Incorporated	2,278	502,800
AutoZone Incorporated †	750	1,362,803
Bath & Body Works Incorporated	9,217	692,473
Best Buy Company Incorporated	7,848	838,637
CarMax Incorporated †	5,672	801,170
Lowe's Companies Incorporated	24,609	6,019,115
O'Reilly Automotive Incorporated †	2,400	1,531,584
Ross Stores Incorporated	12,433	1,356,316
The Gap Incorporated	7,493	123,859
The Home Depot Incorporated	37,016	14,828,980
The TJX Companies Incorporated	42,002	2,914,939
Tractor Supply Company	3,981	897,039
Ulta Beauty Incorporated †	1,906	731,809
		32,601,524
Textiles, apparel & luxury goods: 0.70%
HanesBrands Incorporated	12,155	196,303
Nike Incorporated Class B	44,495	7,530,334
PVH Corporation	2,484	265,242
Ralph Lauren Corporation	1,693	196,456
Tapestry Incorporated	9,708	389,485
Under Armour Incorporated Class A †	6,567	154,916
Under Armour Incorporated Class C †	7,255	145,608
VF Corporation	11,345	813,777
		9,692,121
Consumer staples: 5.46%
Beverages: 1.30%
Brown-Forman Corporation Class B	6,361	447,560
Constellation Brands Incorporated Class A	5,857	1,319,758
Molson Coors Brewing Company Class B	6,559	291,482
Monster Beverage Corporation †	13,073	1,095,256
PepsiCo Incorporated	48,117	7,688,134
The Coca-Cola Company	135,250	7,093,863
		17,936,053
Food & staples retailing: 1.35%
Costco Wholesale Corporation	15,390	8,301,058
Sysco Corporation	17,810	1,247,412
The Kroger Company	23,673	983,140
Walgreens Boots Alliance Incorporated	24,994	1,119,731
Walmart Incorporated	49,752	6,996,624
		18,647,965
Food products: 0.81%
Archer Daniels Midland Company	19,474	1,211,478
Campbell Soup Company	7,069	285,093
ConAgra Foods Incorporated	16,722	510,857
General Mills Incorporated	21,107	1,303,779
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Index Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Food products (continued)
Hormel Foods Corporation	9,813	$ 406,258
Kellogg Company	8,900	544,502
Lamb Weston Holdings Incorporated	5,052	262,300
McCormick & Company Incorporated	8,675	744,489
Mondelez International Incorporated Class A	48,663	2,868,197
The Hershey Company	5,063	898,632
The J.M. Smucker Company	3,772	477,045
The Kraft Heinz Company	24,716	830,705
Tyson Foods Incorporated Class A	10,264	810,445
		11,153,780
Household products: 1.26%
Church & Dwight Company Incorporated	8,548	764,020
Colgate-Palmolive Company	29,366	2,203,037
Kimberly-Clark Corporation	11,724	1,527,754
The Clorox Company	4,276	696,347
The Procter & Gamble Company	84,508	12,218,167
		17,409,325
Personal products: 0.20%
The Estee Lauder Companies Incorporated Class A	8,073	2,680,801
Tobacco: 0.54%
Altria Group Incorporated	64,199	2,737,445
Philip Morris International Incorporated	54,259	4,663,018
		7,400,463
Energy: 2.65%
Energy equipment & services: 0.20%
Baker Hughes Incorporated	28,843	673,196
Halliburton Company	31,002	669,333
Schlumberger Limited	48,685	1,396,286
		2,738,815
Oil, gas & consumable fuels: 2.45%
APA Corporation	13,160	339,133
Cabot Oil & Gas Corporation	28,283	567,923
Chevron Corporation	67,327	7,599,198
ConocoPhillips	46,618	3,269,320
Devon Energy Corporation	21,919	921,913
Diamondback Energy Incorporated	5,925	632,375
EOG Resources Incorporated	20,326	1,768,362
Exxon Mobil Corporation	147,386	8,819,578
Hess Corporation	9,595	715,019
Kinder Morgan Incorporated	67,859	1,049,100
Marathon Oil Corporation	27,447	425,154
Marathon Petroleum Corporation	22,218	1,351,965
Occidental Petroleum Corporation	30,881	915,622
ONEOK Incorporated	15,515	928,418
Phillips 66	15,248	1,054,704
Pioneer Natural Resources Company	7,899	1,408,550
The Williams Companies Incorporated	42,297	1,133,137
Valero Energy Corporation	14,233	952,757
		33,852,228
The accompanying notes are an integral part of these financial statements.

Allspring Index Portfolio  |  23

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Financials: 10.60%
Banks: 4.05%
Bank of America Corporation	257,799	$ 11,464,322
Citigroup Incorporated	70,560	4,494,672
Citizens Financial Group Incorporated	14,834	701,203
Comerica Incorporated	4,662	384,755
Fifth Third Bancorp	24,046	1,013,539
First Republic Bank	6,138	1,286,893
Huntington Bancshares Incorporated	51,404	762,835
JPMorgan Chase & Company	104,029	16,522,926
KeyCorp	33,295	747,140
M&T Bank Corporation	4,480	656,813
People's United Financial Incorporated	14,899	253,879
PNC Financial Services Group Incorporated	14,796	2,914,812
Regions Financial Corporation	33,231	756,005
SVB Financial Group †	2,042	1,413,738
Truist Financial Corporation	46,470	2,756,136
US Bancorp	46,970	2,599,320
Wells Fargo & Company	142,959	6,830,581
Zions Bancorporation	5,642	355,897
		55,915,466
Capital markets: 2.91%
Ameriprise Financial Incorporated	3,960	1,146,816
Bank of New York Mellon Corporation	27,646	1,514,724
BlackRock Incorporated	4,981	4,505,862
Cboe Global Markets Incorporated	3,712	478,625
CME Group Incorporated	12,503	2,757,162
Franklin Resources Incorporated	9,803	317,617
Intercontinental Exchange Incorporated	19,606	2,562,896
Invesco Limited	11,886	265,414
MarketAxess Holdings Incorporated	1,323	466,609
Moody's Corporation	5,640	2,203,210
Morgan Stanley	50,816	4,818,373
MSCI Incorporated	2,870	1,806,522
Northern Trust Corporation	7,255	839,404
Raymond James Financial Incorporated	6,448	633,774
S&P Global Incorporated	8,390	3,823,575
State Street Corporation	12,729	1,132,499
T. Rowe Price Group Incorporated	7,901	1,579,805
The Charles Schwab Corporation	52,263	4,044,634
The Goldman Sachs Group Incorporated	11,736	4,471,299
The NASDAQ Incorporated	4,075	828,162
		40,196,982
Consumer finance: 0.55%
American Express Company	22,402	3,411,825
Capital One Financial Corporation	15,531	2,182,571
Discover Financial Services	10,426	1,124,444
Synchrony Financial	19,833	888,320
		7,607,160
Diversified financial services: 1.30%
Berkshire Hathaway Incorporated Class B †	64,533	17,855,636
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Index Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Insurance: 1.79%
AFLAC Incorporated	21,483	$ 1,163,090
American International Group Incorporated	29,773	1,566,060
Aon plc Class A	7,859	2,324,456
Arthur J. Gallagher & Company	7,198	1,172,554
Assurant Incorporated	2,048	311,501
Brown & Brown Incorporated	8,137	524,104
Chubb Limited	15,274	2,741,225
Cincinnati Financial Corporation	5,219	594,444
Everest Reinsurance Group Limited	1,388	355,855
Globe Life Incorporated	3,258	281,947
Lincoln National Corporation	6,150	407,930
Loews Corporation	7,076	378,283
Marsh & McLennan Companies Incorporated	17,638	2,892,985
MetLife Incorporated	25,357	1,487,442
Principal Financial Group Incorporated	8,690	595,960
Progressive Corporation	20,372	1,893,374
Prudential Financial Incorporated	13,466	1,377,033
The Allstate Corporation	10,294	1,119,164
The Hartford Financial Services Group Incorporated	12,087	798,951
The Travelers Companies Incorporated	8,686	1,276,408
W.R. Berkley Corporation	4,883	374,233
Willis Towers Watson plc	4,492	1,014,473
		24,651,472
Health care: 12.44%
Biotechnology: 1.74%
AbbVie Incorporated	61,522	7,092,256
Amgen Incorporated	19,769	3,931,659
Biogen Incorporated †	5,188	1,223,019
Gilead Sciences Incorporated	43,650	3,008,795
Incyte Corporation †	6,535	442,550
Moderna Incorporated †	12,226	4,308,809
Regeneron Pharmaceuticals Incorporated †	3,659	2,329,063
Vertex Pharmaceuticals Incorporated †	9,032	1,688,442
		24,024,593
Health care equipment & supplies: 2.86%
Abbott Laboratories	61,718	7,762,273
ABIOMED Incorporated †	1,580	497,352
Align Technology Incorporated †	2,558	1,564,294
Baxter International Incorporated	17,404	1,297,816
Becton Dickinson & Company	9,998	2,370,926
Boston Scientific Corporation †	49,570	1,887,130
Dentsply Sirona Incorporated	7,609	370,863
DexCom Incorporated †	3,368	1,894,803
Edwards Lifesciences Corporation †	21,700	2,328,627
Hologic Incorporated †	8,825	659,492
IDEXX Laboratories Incorporated †	2,962	1,801,103
Intuitive Surgical Incorporated †	12,418	4,027,654
Medtronic plc	46,786	4,992,066
ResMed Incorporated	5,066	1,291,070
STERIS plc	3,473	758,955
Stryker Corporation	11,684	2,764,785
Teleflex Incorporated	1,629	484,497
The accompanying notes are an integral part of these financial statements.

Allspring Index Portfolio  |  25

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
The Cooper Companies Incorporated	1,715	$ 645,646
West Pharmaceutical Services Incorporated	2,575	1,139,850
Zimmer Biomet Holdings Incorporated	7,271	869,612
		39,408,814
Health care providers & services: 2.49%
AmerisourceBergen Corporation	5,208	602,826
Anthem Incorporated	8,488	3,448,080
Cardinal Health Incorporated	10,101	466,969
Centene Corporation †	20,298	1,449,480
Cigna Corporation	11,840	2,272,096
CVS Health Corporation	45,939	4,091,327
DaVita HealthCare Partners Incorporated †	2,335	220,658
HCA Healthcare Incorporated	8,582	1,936,013
Henry Schein Incorporated †	4,863	345,565
Humana Incorporated	4,474	1,877,783
Laboratory Corporation of America Holdings †	3,366	960,421
McKesson Corporation	5,385	1,167,253
Quest Diagnostics Incorporated	4,254	632,485
UnitedHealth Group Incorporated	32,826	14,581,966
Universal Health Services Incorporated Class B	2,641	313,566
		34,366,488
Health care technology: 0.05%
Cerner Corporation	10,290	724,931
Life sciences tools & services: 1.85%
Agilent Technologies Incorporated	10,564	1,594,108
Bio-Rad Laboratories Incorporated Class A †	748	563,394
Bio-Techne Corporation	1,354	639,129
Charles River Laboratories International Incorporated †	1,755	642,102
Danaher Corporation	22,120	7,114,677
Illumina Incorporated †	5,107	1,865,740
IQVIA Holdings Incorporated †	6,671	1,728,656
Mettler-Toledo International Incorporated †	805	1,218,875
PerkinElmer Incorporated	3,903	710,970
Thermo Fisher Scientific Incorporated	13,696	8,667,240
Waters Corporation †	2,136	700,758
		25,445,649
Pharmaceuticals: 3.45%
Bristol-Myers Squibb Company	77,360	4,148,817
Catalent Incorporated †	5,930	762,954
Eli Lilly & Company	27,641	6,856,074
Johnson & Johnson	91,646	14,290,361
Merck & Company Incorporated	88,127	6,601,594
Organon & Company	8,826	257,984
Pfizer Incorporated	195,190	10,487,559
Viatris Incorporated	42,100	518,251
Zoetis Incorporated	16,500	3,663,660
		47,587,254
Industrials: 7.63%
Aerospace & defense: 1.30%
General Dynamics Corporation	8,077	1,526,311
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Index Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Howmet Aerospace Incorporated	13,439	$ 378,039
Huntington Ingalls Industries Incorporated	1,397	247,981
L3Harris Technologies Incorporated	6,996	1,462,724
Lockheed Martin Corporation	8,580	2,859,886
Northrop Grumman Corporation	5,240	1,827,712
Raytheon Technologies Corporation	52,495	4,247,895
Textron Incorporated	7,803	552,452
The Boeing Company †	19,182	3,795,159
TransDigm Group Incorporated †	1,823	1,053,785
		17,951,944
Air freight & logistics: 0.59%
C.H. Robinson Worldwide Incorporated	4,585	435,988
Expeditors International of Washington Incorporated	5,915	719,382
FedEx Corporation	8,563	1,972,658
United Parcel Service Incorporated Class B	25,354	5,029,473
		8,157,501
Airlines: 0.20%
Alaska Air Group Incorporated †	4,360	211,765
American Airlines Group Incorporated †	22,540	398,733
Delta Air Lines Incorporated †	22,278	806,464
Southwest Airlines Company †	20,597	914,507
United Airlines Holdings Incorporated †	11,266	476,101
		2,807,570
Building products: 0.50%
A.O. Smith Corporation	4,637	366,555
Allegion plc	3,123	386,128
Carrier Global Corporation	30,208	1,634,857
Fortune Brands Home & Security Incorporated	4,800	482,544
Johnson Controls International plc	24,795	1,853,674
Masco Corporation	8,605	567,070
Trane Technologies plc	8,272	1,543,969
		6,834,797
Commercial services & supplies: 0.42%
Cintas Corporation	3,047	1,286,413
Copart Incorporated †	7,413	1,076,071
Republic Services Incorporated	7,315	967,482
Rollins Incorporated	7,880	262,246
Waste Management Incorporated	13,487	2,166,956
		5,759,168
Construction & engineering: 0.04%
Quanta Services Incorporated	4,844	551,150
Electrical equipment: 0.54%
AMETEK Incorporated	8,049	1,098,689
Eaton Corporation plc	13,877	2,248,907
Emerson Electric Company	20,812	1,828,126
Generac Holdings Incorporated †	2,197	925,464
Rockwell Automation Incorporated	4,039	1,357,912
		7,459,098
The accompanying notes are an integral part of these financial statements.

Allspring Index Portfolio  |  27

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Industrial conglomerates: 0.99%
3M Company	20,145	$ 3,425,456
General Electric Company	38,214	3,629,948
Honeywell International Incorporated	24,035	4,860,838
Roper Technologies Incorporated	3,670	1,703,431
		13,619,673
Machinery: 1.48%
Caterpillar Incorporated	19,060	3,685,251
Cummins Incorporated	4,999	1,048,540
Deere & Company	9,882	3,414,626
Dover Corporation	5,012	821,216
Fortive Corporation	12,477	921,676
IDEX Corporation	2,646	594,265
Illinois Tool Works Incorporated	9,978	2,316,393
Ingersoll Rand Incorporated	14,106	822,944
Otis Worldwide Corporation	14,858	1,194,583
PACCAR Incorporated	12,086	1,008,214
Parker-Hannifin Corporation	4,493	1,357,156
Pentair plc	5,774	425,486
Snap-on Incorporated	1,879	386,905
Stanley Black & Decker Incorporated	5,673	991,413
Wabtec Corporation	6,581	584,195
Xylem Incorporated	6,272	759,602
		20,332,465
Professional services: 0.43%
Equifax Incorporated	4,242	1,182,033
IHS Markit Limited	13,877	1,773,758
Jacobs Engineering Group Incorporated	4,537	646,795
Leidos Holdings Incorporated	4,928	433,220
Nielsen Holdings plc	12,491	239,328
Robert Half International Incorporated	3,898	433,341
Verisk Analytics Incorporated	5,617	1,263,095
		5,971,570
Road & rail: 0.94%
CSX Corporation	78,487	2,720,359
J.B. Hunt Transport Services Incorporated	2,930	560,099
Kansas City Southern	3,167	921,122
Norfolk Southern Corporation	8,598	2,280,791
Old Dominion Freight Line Incorporated	3,266	1,159,985
Union Pacific Corporation	22,703	5,349,735
		12,992,091
Trading companies & distributors: 0.20%
Fastenal Company	20,009	1,183,933
United Rentals Incorporated †	2,520	853,625
W.W. Grainger Incorporated	1,523	733,187
		2,770,745
Information technology: 28.71%
Communications equipment: 0.82%
Arista Networks Incorporated †	7,800	967,668
Cisco Systems Incorporated	146,712	8,045,686
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Index Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Communications equipment (continued)
F5 Networks Incorporated †	2,100	$ 477,918
Juniper Networks Incorporated	11,320	352,392
Motorola Solutions Incorporated	5,895	1,492,496
		11,336,160
Electronic equipment, instruments & components: 0.67%
Amphenol Corporation Class A	20,825	1,678,079
CDW Corporation of Delaware	4,787	906,466
Corning Incorporated	26,759	992,491
IPG Photonics Corporation †	1,248	204,909
Keysight Technologies Incorporated †	6,414	1,247,395
TE Connectivity Limited	11,419	1,757,727
Teledyne Technologies Incorporated †	1,623	674,016
Trimble Incorporated †	8,760	752,221
Zebra Technologies Corporation Class A †	1,859	1,094,542
		9,307,846
IT services: 4.07%
Accenture plc Class A	22,077	7,890,320
Akamai Technologies Incorporated †	5,669	638,896
Automatic Data Processing Incorporated	14,729	3,400,779
Broadridge Financial Solutions Incorporated	4,044	681,697
Cognizant Technology Solutions Corporation Class A	18,298	1,426,878
DXC Technology Company †	8,770	263,012
Fidelity National Information Services Incorporated	21,504	2,247,168
Fiserv Incorporated †	20,748	2,002,597
FleetCor Technologies Incorporated †	2,876	595,706
Gartner Incorporated †	2,912	909,272
Global Payments Incorporated	10,226	1,217,303
International Business Machines Corporation	31,204	3,653,988
Jack Henry & Associates Incorporated	2,586	392,115
MasterCard Incorporated Class A	30,328	9,550,894
Paychex Incorporated	11,149	1,328,961
PayPal Holdings Incorporated †	40,907	7,563,295
The Western Union Company	14,146	223,790
VeriSign Incorporated †	3,388	812,815
Visa Incorporated Class A	58,753	11,384,569
		56,184,055
Semiconductors & semiconductor equipment: 6.53%
Advanced Micro Devices Incorporated †	42,228	6,687,648
Analog Devices Incorporated	18,726	3,375,362
Applied Materials Incorporated	31,819	4,683,439
Broadcom Incorporated	14,283	7,908,211
Enphase Energy Incorporated †	4,687	1,171,750
Intel Corporation	141,239	6,948,959
KLA Corporation	5,317	2,170,027
Lam Research Corporation	4,961	3,372,736
Microchip Technology Incorporated	19,080	1,591,844
Micron Technology Incorporated	39,192	3,292,128
Monolithic Power Systems Incorporated	1,503	831,850
NVIDIA Corporation	86,756	28,348,391
NXP Semiconductors NV	9,230	2,061,613
Qorvo Incorporated †	3,869	565,764
Qualcomm Incorporated	39,270	7,090,591
The accompanying notes are an integral part of these financial statements.

Allspring Index Portfolio  |  29

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Skyworks Solutions Incorporated	5,749	$ 871,893
Teradyne Incorporated	5,743	877,932
Texas Instruments Incorporated	32,140	6,182,772
Xilinx Incorporated	8,615	1,968,097
		90,001,007
Software: 9.76%
Adobe Incorporated †	16,585	11,109,462
ANSYS Incorporated †	3,038	1,189,316
Autodesk Incorporated †	7,659	1,946,841
Cadence Design Systems Incorporated †	9,636	1,710,005
Ceridian HCM Holding Incorporated †	4,696	513,742
Citrix Systems Incorporated	4,325	347,860
Fortinet Incorporated †	4,719	1,567,227
Intuit Incorporated	9,513	6,205,330
Microsoft Corporation	261,621	86,489,286
NortonLifeLock Incorporated	20,236	502,865
Oracle Corporation	57,348	5,203,758
Paycom Software Incorporated †	1,674	732,342
PTC Incorporated †	3,678	403,035
Salesforce.com Incorporated †	33,823	9,638,202
ServiceNow Incorporated †	6,897	4,467,187
Synopsys Incorporated †	5,312	1,811,392
Tyler Technologies Incorporated †	1,422	737,990
		134,575,840
Technology hardware, storage & peripherals: 6.86%
Apple Incorporated	546,702	90,369,841
Hewlett Packard Enterprise Company	45,464	652,408
HP Incorporated	41,820	1,475,410
NetApp Incorporated	7,799	693,175
Seagate Technology Holdings plc	7,290	748,464
Western Digital Corporation †	10,669	617,095
		94,556,393
Materials: 2.44%
Chemicals: 1.69%
Air Products & Chemicals Incorporated	7,707	2,215,300
Albemarle Corporation	4,071	1,084,881
Celanese Corporation Series A	3,868	585,460
CF Industries Holdings Incorporated	7,488	453,698
Corteva Incorporated	25,560	1,150,200
Dow Incorporated	25,963	1,426,148
DuPont de Nemours Incorporated	18,210	1,346,812
Eastman Chemical Company	4,727	492,979
Ecolab Incorporated	8,665	1,919,038
FMC Corporation	4,480	448,851
International Flavors & Fragrances Incorporated	8,671	1,232,756
Linde plc	17,978	5,719,521
LyondellBasell Industries NV Class A	9,200	801,596
PPG Industries Incorporated	8,263	1,273,907
The Mosaic Company	12,895	441,267
The Sherwin-Williams Company	8,433	2,793,347
		23,385,761
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Index Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Construction materials: 0.13%
Martin Marietta Materials Incorporated	2,172	$ 876,424
Vulcan Materials Company	4,619	885,185
		1,761,609
Containers & packaging: 0.29%
Amcor plc	53,676	607,612
Avery Dennison Corporation	2,885	591,627
Ball Corporation	11,371	1,062,620
International Paper Company	13,606	619,345
Packaging Corporation of America	3,307	431,861
Sealed Air Corporation	5,218	324,142
WestRock Company	9,295	403,310
		4,040,517
Metals & mining: 0.33%
Freeport-McMoRan Incorporated	51,109	1,895,122
Newmont Corporation	27,821	1,527,929
Nucor Corporation	10,225	1,086,509
		4,509,560
Real estate: 2.56%
Equity REITs: 2.48%
Alexandria Real Estate Equities Incorporated	4,827	965,738
American Tower Corporation	15,845	4,158,996
AvalonBay Communities Incorporated	4,861	1,161,147
Boston Properties Incorporated	4,948	533,592
Crown Castle International Corporation	15,046	2,733,106
Digital Realty Trust Incorporated	9,838	1,650,226
Duke Realty Corporation	13,171	768,264
Equinix Incorporated	3,125	2,538,125
Equity Residential	11,863	1,012,033
Essex Property Trust Incorporated	2,264	768,492
Extra Space Storage Incorporated	4,658	931,600
Federal Realty Investment Trust	2,437	298,947
Healthpeak Properties Incorporated	18,763	616,552
Host Hotels & Resorts Incorporated †	24,856	390,239
Iron Mountain Incorporated	10,077	457,899
Kimco Realty Corporation	21,359	478,869
Mid-America Apartment Communities Incorporated	4,039	833,044
Prologis Incorporated	25,736	3,879,702
Public Storage Incorporated	5,307	1,737,406
Realty Income Corporation	19,180	1,302,706
Regency Centers Corporation	5,323	369,097
SBA Communications Corporation	3,814	1,311,253
Simon Property Group Incorporated	11,440	1,748,490
UDR Incorporated	9,714	551,075
Ventas Incorporated	13,698	642,710
Vornado Realty Trust	5,535	222,175
Welltower Incorporated	14,711	1,171,290
Weyerhaeuser Company	26,103	981,734
		34,214,507
Real estate management & development: 0.08%
CBRE Group Incorporated Class A †	11,688	1,117,022
The accompanying notes are an integral part of these financial statements.

Allspring Index Portfolio  |  31

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Utilities: 2.32%
Electric utilities: 1.50%
Alliant Energy Corporation	8,712	$ 477,330
American Electric Power Company Incorporated	17,416	1,411,567
Duke Energy Corporation	26,783	2,598,219
Edison International	13,219	862,936
Entergy Corporation	6,996	701,979
Evergy Incorporated	7,983	505,324
Eversource Energy	11,963	984,196
Exelon Corporation	34,042	1,795,035
FirstEnergy Corporation	18,945	713,469
NextEra Energy Incorporated	68,296	5,926,727
NRG Energy Incorporated	8,522	306,962
Pinnacle West Capital Corporation	3,926	255,386
PPL Corporation	26,793	745,649
The Southern Company	36,862	2,252,268
Xcel Energy Incorporated	18,745	1,194,619
		20,731,666
Gas utilities: 0.03%
Atmos Energy Corporation	4,553	411,227
Independent power & renewable electricity producers: 0.04%
AES Corporation	23,198	542,369
Multi-utilities: 0.67%
Ameren Corporation	8,952	730,394
CenterPoint Energy Incorporated	20,641	534,808
CMS Energy Corporation	10,084	593,443
Consolidated Edison Incorporated	12,303	955,205
Dominion Energy Incorporated	28,146	2,003,995
DTE Energy Company	6,745	730,753
NiSource Incorporated	13,661	334,831
Public Service Enterprise Group Incorporated	17,601	1,099,886
Sempra Energy	11,117	1,332,595
WEC Energy Group Incorporated	10,981	954,578
		9,270,488
Water utilities: 0.08%
American Water Works Company Incorporated	6,319	1,065,194
Total Common stocks (Cost $291,040,100)		1,349,247,694

		Yield
Short-term investments: 1.94%
Investment companies: 1.94%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	26,342,178	26,342,178
Securities Lending Cash Investments LLC ♠∩∞		0.04	391,200	391,200
Total Short-term investments (Cost $26,733,378)				26,733,378
Total investments in securities (Cost $317,773,478)	99.76%			1,375,981,072
Other assets and liabilities, net	0.24			3,258,518
Total net assets	100.00%			$1,379,239,590

The accompanying notes are an integral part of these financial statements.

32  |  Allspring Index Portfolio

Portfolio of investments—November 30, 2021 (unaudited)
†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common Stocks
Wells Fargo & Company*	$ 6,988,518	$ 10,147	$ (311,851)	$ 133,986	$ 9,781	$ 6,830,581	142,959	$ 24,088
Short-term investments
Allspring Government Money Market Fund Select Class	14,730,757	53,766,184	(42,154,763)	0	0	26,342,178	26,342,178	3,051
Securities Lending Cash Investments LLC	182,600	2,440,725	(2,232,125)	0	0	391,200	391,200	28 #
				$133,986	$9,781	$33,563,959		$27,167

*	No longer an affiliate of the Fund at the end of the period.
#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	131	12-17-2021	$28,732,155	$29,908,938	$1,176,783	$0
The accompanying notes are an integral part of these financial statements.

Allspring Index Portfolio  |  33

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $381,929 of securities loaned), at value (cost $291,040,100)	$ 1,349,247,694
Investments in affiliated securities, at value (cost $26,733,378)	26,733,378
Cash at broker segregated for futures contracts	2,475,002
Receivable for dividends	1,717,008
Receivable for securities lending income, net	92
Prepaid expenses and other assets	131,410
Total assets	1,380,304,584
Liabilities
Payable for daily variation margin on open futures contracts	555,113
Payable upon receipt of securities loaned	391,200
Advisory fee payable	107,651
Accrued expenses and other liabilities	11,030
Total liabilities	1,064,994
Total net assets	$1,379,239,590
The accompanying notes are an integral part of these financial statements.

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Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $44,181)	$ 9,177,426
Income from affiliated securities	27,718
Total investment income	9,205,144
Expenses
Advisory fee	635,983
Custody and accounting fees	32,431
Professional fees	31,016
Interest holder report expenses	5,683
Trustees’ fees and expenses	9,662
Other fees and expenses	17,610
Total expenses	732,385
Net investment income	8,472,759
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	40,085,830
Futures contracts	3,513,398
Net realized gains on investments	43,599,228
Net change in unrealized gains (losses) on
Unaffiliated securities	67,941,119
Futures contracts	(14,982)
Net change in unrealized gains (losses) on investments	67,926,137
Net realized and unrealized gains (losses) on investments	111,525,365
Net increase in net assets resulting from operations	$119,998,124
The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)	Year ended May 31, 2021
Operations
Net investment income	$ 8,472,759	$ 16,723,882
Net realized gains on investments	43,599,228	104,436,025
Net change in unrealized gains (losses) on investments	67,926,137	276,635,342
Net increase in net assets resulting from operations	119,998,124	397,795,249
Capital transactions
Transactions in investors’ beneficial interests
Contributions	2,126,891	13,277,558
Withdrawals	(49,681,149)	(159,782,351)
Net decrease in net assets resulting from capital transactions	(47,554,258)	(146,504,793)
Total increase in net assets	72,443,866	251,290,456
Net assets
Beginning of period	1,306,795,724	1,055,505,268
End of period	$1,379,239,590	$1,306,795,724
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Index Portfolio

Financial highlights
		Year ended May 31
	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Total return[1]	9.31%	40.16%	12.74%	3.67%	14.27%	17.36%
Ratios to average net assets (annualized)
Gross expenses	0.11%	0.11%	0.12%	0.11%	0.10%	0.10%
Net expenses	0.11%	0.11%	0.12%	0.11%	0.10%	0.10%
Net investment income	1.24%	1.41%	1.80%	1.86%	1.84%	2.03%
Supplemental data
Portfolio turnover rate	1%	4%	3%	4%	3%	9%

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

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Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the adviser to the Portfolio, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC).
Consummation of the transaction resulted in the automatic termination of the Portfolio’s advisory agreement and subadvisory agreement. The Portfolio’s Board of Trustees approved a new advisory agreement and subadvisory agreement which were approved by the Portfolio's interest holders on September 15, 2021. The new agreements became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Portfolio's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.

38  |  Allspring Index Portfolio

Notes to financial statements (unaudited)
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Allspring Index Portfolio  |  39

Notes to financial statements (unaudited)
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $318,400,503 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,063,505,350
Gross unrealized losses	(4,747,998)
Net unrealized gains	$1,058,757,352
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 139,742,298	$0	$0	$ 139,742,298
Consumer discretionary	177,682,528	0	0	177,682,528
Consumer staples	75,228,387	0	0	75,228,387
Energy	36,591,043	0	0	36,591,043
Financials	146,226,716	0	0	146,226,716
Health care	171,557,729	0	0	171,557,729
Industrials	105,207,772	0	0	105,207,772
Information technology	395,961,301	0	0	395,961,301
Materials	33,697,447	0	0	33,697,447
Real estate	35,331,529	0	0	35,331,529
Utilities	32,020,944	0	0	32,020,944
Short-term investments
Investment companies	26,733,378	0	0	26,733,378
Total assets	$1,375,981,072	$0	$0	$1,375,981,072
Liabilities
Futures contracts	$ 1,176,783	$0	$0	$ 1,176,783
Total liabilities	$ 1,176,783	$0	$0	$ 1,176,783
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

40  |  Allspring Index Portfolio

Notes to financial statements (unaudited)
For the six months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.100%
Next $500 million	0.100
Next $2 billion	0.075
Next $2 billion	0.075
Over $5 billion	0.050
For the six months ended November 30, 2021, the advisory fee was equivalent to an annual rate of 0.09% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.02% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $16,119,038 and $62,870,329, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2021, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

Allspring Index Portfolio  |  41

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
BNP Paribas Securities Corporation	$246,684	$(246,684)	$0
Citigroup Global Markets Incorporated	135,245	(135,245)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2021, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $27,452,601 in long futures contracts during the six months ended November 30, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Portfolio under the agreement.
9. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sectors may be more affected by changes in that sectors than would be a fund whose investments are not heavily weighted in any sectors.
10. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

42  |  Allspring Index Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On September 15, 2021, a Special Meeting of Shareholders for Allspring Index Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	11,082,401
Shares voted “Against”	728,519
Shares voted “Abstain”	1,117,729
Proposal 2 – To consider and approve a new advisory agreement with Wells Fargo Funds Management, LLC* for Allspring Index Portfolio in which the Fund invests substantially all of its assets.
Shares voted “For”	11,051,440
Shares voted “Against”	727,175
Shares voted “Abstain”	1,150,034
Proposal 3 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC** for Allspring Index Portfolio.
Shares voted “For”	10,990,940
Shares voted “Against”	782,586
Shares voted “Abstain”	1,155,123
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Index Fund  |  43

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

44  |  Allspring Index Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Index Fund  |  45

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

46  |  Allspring Index Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00196 01-22
SA283/SAR283 11-21

Semi-Annual Report
November 30, 2021
Allspring
Small Company Growth Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Small Company Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Small Company Growth Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Small Company Growth Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Small Company Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Small Company Growth Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Peregrine Capital Management, LLC
Portfolio managers	William A. Grierson, CFA®‡, Daniel J. Hagen, CFA®‡, Paul E. von Kuster, CFA®‡, Ryan H. Smith, CFA®‡, Samuel D. Smith, CFA®‡

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFSAX)	1-30-2004	13.26	13.96	13.63	20.17	15.32	14.31	1.34	1.29
Class C (WSMCX)	1-30-2004	18.29	14.48	13.47	19.29	14.48	13.47	2.09	2.04
Class R6 (WSCRX)[3]	10-31-2014	–	–	–	20.69	15.82	14.82	0.91	0.86
Administrator Class (NVSCX)	11-11-1994	–	–	–	20.29	15.45	14.49	1.26	1.19
Institutional Class (WSCGX)	3-31-2008	–	–	–	20.59	15.74	14.77	1.01	0.94
Russell 2000® Growth Index[4]	–	–	–	–	11.95	14.74	14.06	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.29% for Class A, 2.04% for Class C, 0.86% for Class R6, 1.19% for Administrator Class, and 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Small Company Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
ICON plc ADR	2.10
Syneos Health Incorporated	1.72
Avantor Incorporated	1.57
ASGN Incorporated	1.57
Omnicell Incorporated	1.50
Ciena Corporation	1.44
SS&C Technologies Holdings Incorporated	1.39
Element Solutions Incorporated	1.36
Triumph Bancorp Incorporated	1.34
International Game Technology plc	1.31
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of November 30, 2021[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Allspring Small Company Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,003.74	$ 6.48	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$ 6.53	1.29%
Class C
Actual	$1,000.00	$1,000.00	$10.23	2.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.84	$10.30	2.04%
Class R6
Actual	$1,000.00	$1,005.89	$ 4.32	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$ 4.36	0.86%
Administrator Class
Actual	$1,000.00	$1,004.16	$ 5.98	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$ 6.02	1.19%
Institutional Class
Actual	$1,000.00	$1,005.47	$ 4.73	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$ 4.76	0.94%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8  |  Allspring Small Company Growth Fund

Portfolio of investments—November 30, 2021 (unaudited)

		Value
Investment companies: 100.02%
Affiliated master portfolio: 100.02%
Allspring Small Company Growth Portfolio		$992,296,788
Total Investment companies (Cost $658,348,180)		992,296,788
Total investments in securities (Cost $658,348,180)	100.02%	992,296,788
Other assets and liabilities, net	(0.02)	(219,917)
Total net assets	100.00%	$992,076,871
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Growth Portfolio	97.88%	97.63%	$207,951,506	$(196,784,511)	$2,305,653	$57,441	$992,296,788
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  9

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $658,348,180)	$ 992,296,788
Receivable for Fund shares sold	854,874
Receivable from manager	11,203
Total assets	993,162,865
Liabilities
Payable for Fund shares redeemed	888,694
Administration fees payable	90,413
Distribution fee payable	4,977
Trustees’ fees and expenses payable	2,957
Accrued expenses and other liabilities	98,953
Total liabilities	1,085,994
Total net assets	$992,076,871
Net assets consist of
Paid-in capital	$ 250,951,240
Total distributable earnings	741,125,631
Total net assets	$992,076,871
Computation of net asset value and offering price per share
Net assets – Class A	$ 44,503,760
Shares outstanding – Class A1	721,611
Net asset value per share – Class A	$61.67
Maximum offering price per share – Class A2	$65.43
Net assets – Class C	$ 7,486,418
Shares outstanding – Class C1	147,814
Net asset value per share – Class C	$50.65
Net assets – Class R6	$ 287,516,242
Shares outstanding – Class R6[1]	4,206,526
Net asset value per share – Class R6	$68.35
Net assets – Administrator Class	$ 57,493,793
Shares outstanding – Administrator Class[1]	881,061
Net asset value per share – Administrator Class	$65.26
Net assets – Institutional Class	$ 595,076,658
Shares outstanding – Institutional Class[1]	8,752,197
Net asset value per share – Institutional Class	$67.99
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Small Company Growth Fund

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio	$ 2,305,653
Affiliated income allocated from affiliated Master Portfolio	57,441
Expenses allocated from affiliated Master Portfolio	(4,498,332)
Total investment income	(2,135,238)
Expenses
Management fee	279,599
Administration fees
Class A	47,591
Class C	9,013
Class R6	50,338
Administrator Class	39,434
Institutional Class	434,351
Shareholder servicing fees
Class A	56,619
Class C	10,713
Administrator Class	75,785
Distribution fee
Class C	32,045
Custody and accounting fees	11,488
Professional fees	19,113
Registration fees	5,646
Shareholder report expenses	31,390
Trustees’ fees and expenses	9,967
Other fees and expenses	6,102
Total expenses	1,119,194
Less: Fee waivers and/or expense reimbursements
Fund-level	(220,422)
Class A	(301)
Class C	(1)
Administrator Class	(6,050)
Institutional Class	(66,641)
Net expenses	825,779
Net investment loss	(2,961,017)
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	207,951,506
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(196,784,511)
Net realized and unrealized gains (losses) on investments	11,166,995
Net increase in net assets resulting from operations	$ 8,205,978
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment loss		$ (2,961,017)		$ (6,950,209)
Net realized gains on investments		207,951,506		376,204,644
Net change in unrealized gains (losses) on investments		(196,784,511)		243,393,279
Net increase in net assets resulting from operations		8,205,978		612,647,714
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,976,918)
Class C		0		(1,628,455)
Class R6		0		(56,097,914)
Administrator Class		0		(8,234,181)
Institutional Class		0		(121,915,798)
Total distributions to shareholders		0		(193,853,266)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	112,208	7,246,853	191,250	10,831,002
Class C	1,818	92,690	11,378	530,387
Class R6	260,962	18,211,489	1,135,839	70,387,361
Administrator Class	46,330	3,113,347	140,592	8,368,325
Institutional Class	1,423,197	100,258,385	2,938,525	180,832,983
		128,922,764		270,950,058
Reinvestment of distributions
Class A	0	0	99,100	5,314,718
Class C	0	0	34,708	1,539,630
Class R6	0	0	860,364	50,924,923
Administrator Class	0	0	144,949	8,217,170
Institutional Class	0	0	1,402,732	82,663,012
		0		148,659,453
Payment for shares redeemed
Class A	(110,742)	(7,076,147)	(353,897)	(19,407,294)
Class C	(36,322)	(1,896,552)	(98,121)	(4,589,705)
Class R6	(2,048,632)	(142,209,326)	(5,125,700)	(309,662,461)
Administrator Class	(120,791)	(8,064,265)	(474,181)	(27,971,851)
Institutional Class	(4,793,447)	(328,451,405)	(7,943,243)	(491,545,106)
		(487,697,695)		(853,176,417)
Net decrease in net assets resulting from capital share transactions		(358,774,931)		(433,566,906)
Total decrease in net assets		(350,568,953)		(14,772,458)
Net assets
Beginning of period		1,342,645,824		1,357,418,282
End of period		$ 992,076,871		$1,342,645,824
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Small Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$61.44	$46.62	$48.98	$56.66	$44.26	$37.69
Net investment loss	(0.35)	(0.47) [1]	(0.34) [1]	(0.36)	(0.35) [1]	(0.28) [1]
Net realized and unrealized gains (losses) on investments	0.58	24.27	2.49	(3.22)	12.75	6.85
Total from investment operations	0.23	23.80	2.15	(3.58)	12.40	6.57
Distributions to shareholders from
Net realized gains	0.00	(8.98)	(4.51)	(4.10)	0.00	0.00
Net asset value, end of period	$61.67	$61.44	$46.62	$48.98	$56.66	$44.26
Total return[2]	0.37%	53.84%	3.70%	(6.13)%	28.02%	17.43%
Ratios to average net assets (annualized)*
Gross expenses	1.33%	1.33%	1.32%	1.31%	1.32%	1.33%
Net expenses	1.29%	1.29%	1.32%	1.31%	1.32%	1.33%
Net investment loss	(1.14)%	(0.85)%	(0.69)%	(0.63)%	(0.71)%	(0.68)%
Supplemental data
Portfolio turnover rate[3]	31%	44%	41%	54%	37%	82%
Net assets, end of period (000s omitted)	$44,504	$44,249	$36,534	$64,182	$76,065	$76,087

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$50.65	$39.84	$42.75	$50.38	$39.65	$34.02
Net investment loss	(0.45) [1]	(0.75) [1]	(0.61) [1]	(0.66) [1]	(0.64) [1]	(0.54) [1]
Net realized and unrealized gains (losses) on investments	0.45	20.54	2.21	(2.87)	11.37	6.17
Total from investment operations	0.00	19.79	1.60	(3.53)	10.73	5.63
Distributions to shareholders from
Net realized gains	0.00	(8.98)	(4.51)	(4.10)	0.00	0.00
Net asset value, end of period	$50.65	$50.65	$39.84	$42.75	$50.38	$39.65
Total return[2]	0.00%	52.86%	2.92%	(6.82)%	27.06%	16.55%
Ratios to average net assets (annualized)*
Gross expenses	2.08%	2.08%	2.07%	2.06%	2.07%	2.08%
Net expenses	2.04%	2.04%	2.07%	2.06%	2.07%	2.08%
Net investment loss	(1.73)%	(1.60)%	(1.44)%	(1.38)%	(1.47)%	(1.43)%
Supplemental data
Portfolio turnover rate[3]	31%	44%	41%	54%	37%	82%
Net assets, end of period (000s omitted)	$7,486	$9,235	$9,336	$13,968	$19,979	$22,410

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.80%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Small Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$67.95	$50.64	$52.65	$60.31	$46.91	$39.77
Net investment loss	(0.16) [1]	(0.17)	(0.14) [1]	(0.12)	(0.14)	(0.11)
Net realized and unrealized gains (losses) on investments	0.56	26.46	2.64	(3.44)	13.54	7.25
Total from investment operations	0.40	26.29	2.50	(3.56)	13.40	7.14
Distributions to shareholders from
Net realized gains	0.00	(8.98)	(4.51)	(4.10)	0.00	0.00
Net asset value, end of period	$68.35	$67.95	$50.64	$52.65	$60.31	$46.91
Total return[2]	0.59%	54.53%	4.12%	(5.73)%	28.59%	17.95%
Ratios to average net assets (annualized)*
Gross expenses	0.90%	0.90%	0.90%	0.88%	0.89%	0.90%
Net expenses	0.86%	0.86%	0.89%	0.88%	0.89%	0.90%
Net investment loss	(0.46)%	(0.41)%	(0.27)%	(0.20)%	(0.29)%	(0.25)%
Supplemental data
Portfolio turnover rate[3]	31%	44%	41%	54%	37%	82%
Net assets, end of period (000s omitted)	$287,516	$407,311	$462,050	$564,516	$618,523	$418,111

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.80%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$64.98	$48.87	$51.10	$58.85	$45.91	$39.05
Net investment loss	(0.34) [1]	(0.44) [1]	(0.29) [1]	(0.29) [1]	(0.30) [1]	(0.24) [1]
Net realized and unrealized gains (losses) on investments	0.62	25.53	2.57	(3.36)	13.24	7.10
Total from investment operations	0.28	25.09	2.28	(3.65)	12.94	6.86
Distributions to shareholders from
Net realized gains	0.00	(8.98)	(4.51)	(4.10)	0.00	0.00
Net asset value, end of period	$65.26	$64.98	$48.87	$51.10	$58.85	$45.91
Total return[2]	0.42%	54.02%	3.80%	(6.02)%	28.19%	17.57%
Ratios to average net assets (annualized)*
Gross expenses	1.25%	1.25%	1.24%	1.23%	1.24%	1.25%
Net expenses	1.19%	1.19%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(1.00)%	(0.74)%	(0.57)%	(0.51)%	(0.60)%	(0.55)%
Supplemental data
Portfolio turnover rate[3]	31%	44%	41%	54%	37%	82%
Net assets, end of period (000s omitted)	$57,494	$62,092	$55,917	$87,850	$114,429	$130,311

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.80%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Small Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$67.62	$50.47	$52.51	$60.20	$46.85	$39.75
Net investment loss	(0.16) [1]	(0.29)	(0.17) [1]	(0.15)	(0.19)	(0.15)
Net realized and unrealized gains (losses) on investments	0.53	26.42	2.64	(3.44)	13.54	7.25
Total from investment operations	0.37	26.13	2.47	(3.59)	13.35	7.10
Distributions to shareholders from
Net realized gains	0.00	(8.98)	(4.51)	(4.10)	0.00	0.00
Net asset value, end of period	$67.99	$67.62	$50.47	$52.51	$60.20	$46.85
Total return[2]	0.55%	54.39%	4.07%	(5.77)%	28.50%	17.86%
Ratios to average net assets (annualized)*
Gross expenses	1.00%	1.00%	1.00%	0.98%	0.99%	1.00%
Net expenses	0.94%	0.94%	0.95%	0.95%	0.95%	0.95%
Net investment loss	(0.46)%	(0.49)%	(0.32)%	(0.26)%	(0.35)%	(0.31)%
Supplemental data
Portfolio turnover rate[3]	31%	44%	41%	54%	37%	82%
Net assets, end of period (000s omitted)	$595,077	$819,760	$793,581	$1,047,883	$1,169,555	$1,014,847

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.80%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%
Year ended May 31, 2017	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2021, the Fund owned 97.63% of Allspring Small Company Growth Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2021 are included in this report and should be read in conjunction with the Fund’s financial statements.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement. The Fund’s Board of Trustees approved a new investment management agreement which was submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on August 16, 2021. The new agreement became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

18  |  Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $669,748,471 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$322,548,317
Gross unrealized losses	0
Net unrealized gains	$322,548,317
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2021, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Growth Portfolio	Seek long-term capital appreciation	$992,296,788
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment

Allspring Small Company Growth Fund  |  19

Notes to financial statements (unaudited)
management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	1.29%
Class C	2.04
Class R6	0.86
Administrator Class	1.19
Institutional Class	0.94

20  |  Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2021, Allspring Funds Distributor received $2,974 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $335,856,947 and $690,273,783, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the affiliated Master Portfolio concentrated its portfolio in investments related to the health care sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Small Company Growth Fund  |  21

Portfolio of investments—November 30, 2021

	Shares	Value
Common stocks: 96.20%
Communication services: 1.12%
Entertainment: 1.12%
Lions Gate Entertainment Class B †	350,517	$ 4,784,557
Zynga Incorporated Class A †	1,096,312	6,610,761
		11,395,318
Consumer discretionary: 9.92%
Auto components: 0.80%
Fox Factory Holding Corporation †	46,150	8,111,786
Hotels, restaurants & leisure: 2.12%
International Game Technology plc	493,551	13,335,748
Papa John's International Incorporated	67,079	8,178,272
		21,514,020
Household durables: 1.39%
Skyline Champion Corporation †	144,173	11,281,537
Traeger Incorporated †«	224,455	2,897,714
		14,179,251
Leisure products: 1.52%
Callaway Golf Company †	263,121	7,093,742
Hayward Holdings Incorporated †	340,434	8,333,824
		15,427,566
Multiline retail: 0.74%
Ollie's Bargain Outlet Holdings Incorporated †	121,944	7,547,114
Specialty retail: 3.35%
American Eagle Outfitters Incorporated	309,314	8,008,139
Burlington Stores Incorporated †	28,905	8,472,923
Five Below Incorporated †	34,342	6,986,536
Monro Muffler Brake Incorporated	77,147	4,321,775
Sleep Number Corporation †	78,348	6,250,603
		34,039,976
Consumer staples: 2.91%
Beverages: 0.20%
Zevia PBC Class A †	260,461	1,992,527
Food & staples retailing: 1.01%
Performance Food Group Company †	253,727	10,227,735
Food products: 0.65%
Lamb Weston Holdings Incorporated	128,090	6,650,433
Personal products: 1.05%
e.l.f. Beauty Incorporated †	354,472	10,676,697
Financials: 10.67%
Banks: 1.34%
Triumph Bancorp Incorporated †	106,677	13,585,316
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2021

	Shares	Value
Capital markets: 3.98%
Evercore Partners Incorporated Class A	63,235	$ 8,770,695
Focus Financial Partners Class A †	146,102	8,991,117
Open Lending Corporation Class A †	155,052	3,603,408
Stifel Financial Corporation	162,654	11,550,061
VIRTU Financial Incorporated Class A	267,152	7,528,343
		40,443,624
Insurance: 4.49%
BRP Group Incorporated Class A †	324,660	12,025,406
Goosehead Insurance Incorporated Class A	99,107	13,014,731
Palomar Holdings Incorporated †	134,990	9,865,069
Ryan Specialty Group Holdings Incorporated †	281,651	10,778,784
		45,683,990
Thrifts & mortgage finance: 0.86%
Essent Group Limited	209,688	8,718,827
Health care: 24.46%
Biotechnology: 5.02%
Amicus Therapeutics Incorporated †	521,166	5,581,688
Arena Pharmaceuticals Incorporated †	70,353	3,833,535
Avid Bioservices Incorporated †	267,689	8,180,576
Blueprint Medicines Corporation †	72,733	6,996,915
Cytokinetics Incorporated †	141,098	5,550,795
Insmed Incorporated †	208,522	5,738,525
Ionis Pharmaceuticals Incorporated †	82,134	2,176,551
Iovance Biotherapeutics Incorporated †	125,200	2,343,744
Mirati Therapeutics Incorporated †	25,017	3,421,575
Neurocrine Biosciences Incorporated †	57,553	4,791,287
Turning Point Therapeutics Incorporated †	62,473	2,377,722
		50,992,913
Health care equipment & supplies: 5.81%
Atricure Incorporated †	145,688	9,236,619
Axonics Modulation Technologies Incorporated †	179,796	9,782,700
Cerus Corporation †	774,848	5,338,703
Conmed Corporation	77,840	10,232,846
Haemonetics Corporation †	105,737	5,419,021
Novocure Limited †	24,910	2,332,572
Silk Road Medical Incorporated †	213,534	8,665,210
Tactile Systems Technology Class I †	202,424	3,947,268
ViewRay Incorporated †	798,262	4,103,067
		59,058,006
Health care providers & services: 3.21%
AMN Healthcare Services Incorporated †	97,847	11,155,536
HealthEquity Incorporated †	127,837	6,990,127
Oak Street Health Incorporated †«	169,593	5,248,903
Privia Health Group Incorporated †	185,549	4,286,182
U.S. Physical Therapy Incorporated	57,468	4,941,099
		32,621,847
Health care technology: 3.80%
Allscripts Healthcare Solutions Incorporated †	466,763	7,762,269
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  23

Portfolio of investments—November 30, 2021

	Shares	Value
Health care technology (continued)
Evolent Health Incorporated Class A †	284,238	$ 7,390,188
Omnicell Incorporated †	86,376	15,288,552
Phreesia Incorporated †	142,655	8,228,340
		38,669,349
Life sciences tools & services: 5.85%
Adaptive Biotechnologies Corporation †	180,587	4,711,515
Avantor Incorporated †	403,584	15,933,496
ICON plc ADR †	78,949	21,353,336
Syneos Health Incorporated †	179,801	17,469,465
		59,467,812
Pharmaceuticals: 0.77%
Axsome Therapeutics Incorporated †«	70,597	2,438,420
Pacira Pharmaceuticals Incorporated †	102,634	5,400,601
		7,839,021
Industrials: 19.96%
Aerospace & defense: 1.25%
Kratos Defense & Security Solutions Incorporated †	311,605	6,141,735
Mercury Systems Incorporated †	133,107	6,515,588
		12,657,323
Airlines: 0.68%
Sun Country Airlines Holding †	253,323	6,948,650
Building products: 3.60%
A.O. Smith Corporation	54,654	4,320,401
Advanced Drainage Systems Incorporated	82,336	10,185,787
Masonite International Corporation †	89,533	9,580,031
PGT Incorporated †	258,486	5,309,302
The AZEK Company Incorporated †	183,833	7,209,930
		36,605,451
Commercial services & supplies: 0.96%
IAA Incorporated †	110,774	5,350,384
KAR Auction Services Incorporated †	291,289	4,366,422
		9,716,806
Construction & engineering: 0.60%
Dycom Industries Incorporated †	65,139	6,089,194
Electrical equipment: 0.80%
Atkore International Incorporated †	76,378	8,134,257
Machinery: 3.00%
Chart Industries Incorporated †	48,671	8,495,523
SPX Corporation †	191,942	11,161,427
Wabash National Corporation	335,155	5,597,089
Woodward Incorporated	49,877	5,276,987
		30,531,026
Professional services: 6.10%
ASGN Incorporated †	130,768	15,911,850
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2021

	Shares	Value
Professional services (continued)
Clarivate plc †	327,721	$ 7,649,008
FTI Consulting Incorporated †	59,255	8,656,563
ICF International Incorporated	112,405	10,874,060
KBR Incorporated	252,788	11,122,672
Sterling Check Corporation †	326,298	7,756,103
		61,970,256
Road & rail: 1.46%
Knight-Swift Transportation Holdings Incorporated	142,495	8,157,839
Schneider National Incorporated Class B	271,937	6,689,650
		14,847,489
Trading companies & distributors: 1.51%
Boise Cascade Company	116,366	7,544,008
Core & Main Incorporated †	293,869	7,825,731
		15,369,739
Information technology: 23.33%
Communications equipment: 2.51%
Ciena Corporation †	242,658	14,615,291
Lumentum Holdings Incorporated †	125,486	10,888,420
		25,503,711
Electronic equipment, instruments & components: 1.18%
Itron Incorporated †	86,082	5,329,337
Par Technology Corporation †«	126,470	6,623,234
		11,952,571
IT services: 2.48%
EVO Payments Incorporated Class A †	286,950	6,109,166
LiveRamp Holdings Incorporated †	169,224	7,941,682
Verra Mobility Corporation †	500,594	7,203,548
WEX Incorporated †	31,284	3,954,923
		25,209,319
Semiconductors & semiconductor equipment: 5.24%
CMC Materials Incorporated	50,490	6,705,072
FormFactor Incorporated †	132,549	5,556,454
Onto Innovation Incorporated †	91,410	8,607,166
Silicon Motion Technology Corporation ADR	128,867	8,895,689
Synaptics Incorporated †	45,319	12,790,835
Teradyne Incorporated	70,232	10,736,366
		53,291,582
Software: 11.92%
Black Knight Incorporated †	155,500	11,113,585
Box Incorporated Class A †	458,831	10,741,234
CyberArk Software Limited †	59,530	10,289,761
Doubleverify Holdings Incorporated †	109,611	3,384,788
Jamf Holding Corporation †	273,923	8,828,538
Mimecast Limited †	111,607	9,040,167
Nutanix Incorporated Class A †	266,966	8,868,611
Pagerduty Incorporated †	282,896	10,028,663
PTC Incorporated †	111,407	12,207,979
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  25

Portfolio of investments—November 30, 2021

	Shares	Value
Software (continued)
Sprout Social Incorporated Class A †	61,373	$ 6,854,137
SS&C Technologies Holdings Incorporated	184,502	14,083,038
Zendesk Incorporated †	60,759	6,204,101
Zuora Incorporated †	480,222	9,513,198
		121,157,800
Materials: 2.79%
Chemicals: 2.07%
Element Solutions Incorporated	603,904	13,811,284
Orion Engineered Carbons SA †	410,126	7,197,711
		21,008,995
Metals & mining: 0.72%
Steel Dynamics Incorporated	122,225	7,309,055
Real estate: 1.04%
Equity REITs: 0.72%
Ryman Hospitality Properties Incorporated †	94,547	7,317,938
Real estate management & development: 0.32%
Compass Incorporated Class A †«	342,861	3,277,751
Total Common stocks (Cost $589,401,350)		977,742,041

	Expiration date
Rights: 0.00%
Communication services: 0.00%
Media: 0.00%
Media General Incorporated ♦†	12-31-2021	347,897	0
Total Rights (Cost $0)			0

		Yield
Short-term investments: 5.17%
Investment companies: 5.17%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	36,582,556	36,582,556
Securities Lending Cash Investments LLC ♠∩∞		0.04	15,956,833	15,956,833
Total Short-term investments (Cost $52,539,389)				52,539,389
Total investments in securities (Cost $641,940,739)	101.37%			1,030,281,430
Other assets and liabilities, net	(1.37)			(13,886,763)
Total net assets	100.00%			$1,016,394,667

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

26  |  Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2021
Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$40,275,255	$197,459,065	$(201,151,764)	$0	$0	$ 36,582,556	36,582,556	$ 4,249
Securities Lending Cash Investments LLC	21,935,055	129,473,795	(135,452,017)	0	0	15,956,833	15,956,833	2,474 #
				$0	$0	$52,539,389		$6,723

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  27

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $15,508,431 of securities loaned), at value (cost $589,401,350)	$ 977,742,041
Investments in affiliated securities, at value (cost $52,539,389)	52,539,389
Receivable for investments sold	1,970,110
Receivable for dividends	757,587
Receivable for securities lending income, net	4,791
Prepaid expenses and other assets	37,606
Total assets	1,033,051,524
Liabilities
Payable upon receipt of securities loaned	15,956,833
Advisory fee payable	692,880
Accrued expenses and other liabilities	7,144
Total liabilities	16,656,857
Total net assets	$1,016,394,667
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Small Company Growth Portfolio

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends	$ 2,347,903
Income from affiliated securities	58,796
Total investment income	2,406,699
Expenses
Advisory fee	4,486,153
Custody and accounting fees	41,148
Professional fees	32,306
Interest holder report expenses	11,742
Trustees’ fees and expenses	9,662
Other fees and expenses	24,485
Total expenses	4,605,496
Net investment loss	(2,198,797)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	212,663,542
Net change in unrealized gains (losses) on investments	(201,183,961)
Net realized and unrealized gains (losses) on investments	11,479,581
Net increase in net assets resulting from operations	$ 9,280,784
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  29

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)	Year ended May 31, 2021
Operations
Net investment loss	$ (2,198,797)	$ (4,920,462)
Net realized gains on investments	212,663,542	383,642,418
Net change in unrealized gains (losses) on investments	(201,183,961)	248,333,561
Net increase in net assets resulting from operations	9,280,784	627,055,517
Capital transactions
Transactions in investors’ beneficial interests
Contributions	47,121,064	27,183,074
Withdrawals	(418,298,101)	(661,328,291)
Net decrease in net assets resulting from capital transactions	(371,177,037)	(634,145,217)
Total decrease in net assets	(361,896,253)	(7,089,700)
Net assets
Beginning of period	1,378,290,920	1,385,380,620
End of period	$1,016,394,667	$1,378,290,920
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Small Company Growth Portfolio

Financial highlights
		Year ended May 31
	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Total return[1]	0.62%	54.64%	4.08%	(5.64)%	28.74%	18.15%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.79%	0.78%	0.78%	0.78%	0.79%
Net expenses	0.80%	0.79%	0.78%	0.78%	0.78%	0.79%
Net investment loss	(0.38)%	(0.34)%	(0.16)%	(0.09)%	(0.18)%	(0.14)%
Supplemental data
Portfolio turnover rate	31%	44%	41%	54%	37%	82%

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  31

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the adviser to the Portfolio, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC).
Consummation of the transaction resulted in the automatic termination of the Portfolio’s advisory agreement and subadvisory agreement. The Portfolio’s Board of Trustees approved a new advisory agreement and subadvisory agreement which were approved by the Portfolio's interest holders on August 16, 2021. The new agreements became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Portfolio's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio

32  |  Allspring Small Company Growth Portfolio

Notes to financial statements (unaudited)
receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $660,720,595 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$422,625,083
Gross unrealized losses	(53,064,248)
Net unrealized gains	$369,560,835
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Small Company Growth Portfolio  |  33

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 11,395,318	$0	$0	$ 11,395,318
Consumer discretionary	100,819,713	0	0	100,819,713
Consumer staples	29,547,392	0	0	29,547,392
Financials	108,431,757	0	0	108,431,757
Health care	248,648,948	0	0	248,648,948
Industrials	202,870,191	0	0	202,870,191
Information technology	237,114,983	0	0	237,114,983
Materials	28,318,050	0	0	28,318,050
Real estate	10,595,689	0	0	10,595,689
Rights
Communication services	0	0	0	0
Short-term investments
Investment companies	52,539,389	0	0	52,539,389
Total assets	$1,030,281,430	$0	$0	$1,030,281,430
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2021, the advisory fee was equivalent to an annual rate of 0.78% of the Portfolio's average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Peregrine Capital Management, LLC, which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.38% of the Portfolio's average daily net assets.

34  |  Allspring Small Company Growth Portfolio

Notes to financial statements (unaudited)
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $344,013,216 and $707,037,049, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2021, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
BMO Capital Markets Corporation	$5,331,200	$(5,331,200)	$0
BNP Paribas Securities Corporation	4,861,195	(4,861,195)	0
Credit Suisse Securities (USA) LLC	2,992,000	(2,992,000)	0
Morgan Stanley & Co. LLC	2,300,780	(2,300,780)	0
UBS Securities LLC	23,256	(23,256)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the health care sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a

Allspring Small Company Growth Portfolio  |  35

Notes to financial statements (unaudited)
separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Allspring Small Company Growth Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for Allspring Small Company Growth Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	9,908,243
Shares voted “Against”	99,861
Shares voted “Abstain”	107,942
Shares voted “Uninstructed”	216,349
Proposal 2 – To consider and approve a new advisory agreement with Wells Fargo Funds Management, LLC* for Allspring Small Company Growth Portfolio in which the Fund invests substantially all of its assets.
Shares voted “For”	9,901,468
Shares voted “Against”	71,819
Shares voted “Abstain”	142,759
Shares voted “Uninstructed"	216,349
Proposal 3 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC** for Allspring Small Company Growth Portfolio.
Shares voted “For”	9,929,920
Shares voted “Against”	76,875
Shares voted “Abstain”	109,251
Shares voted “Uninstructed”	216,349
* Effective November 1, 2021, known as Allspring Funds Management, LLC.
** Effective November 1, 2021, known as Allspring Global Investments, LLC.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Small Company Growth Fund  |  37

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

38  |  Allspring Small Company Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

Allspring Small Company Growth Fund  |  39

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40  |  Allspring Small Company Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00197 01-22
SA285/SAR285 11-21

Semi-Annual Report
November 30, 2021
Allspring
Small Company Value Fund

The views expressed and any forward-looking statements are as of November 30, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Small Company Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Small Company Value Fund for the six-month period that ended November 30, 2021. Global stocks yielded mixed results as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. The bond market had mostly positive returns during the period.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.38%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.76%, while the MSCI EM Index (Net) (USD),3 trailed its developed market counterparts with a 10.81% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.02%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -4.64%, the Bloomberg Municipal Bond Index6 returned 0.56%, and the ICE BofA U.S. High Yield Index,7 gained 1.09%.
Vaccination rollout drove the stock markets to new highs.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The U.S. Federal Reserve's (Fed) June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Small Company Value Fund

Letter to shareholders (unaudited)
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
Global markets suffered their broadest retreat in a year during September, with the exception of commodities. Concerns over inflation and the interest rate outlook depressed investor confidence and hurt performance. Emerging markets declined on concerns over the continued supply chain disruptions and worries over higher energy and food prices. Meanwhile, the Fed indicated it would slow the pace of asset purchases in the near future. All eyes domestically were fixed on the raising of the debt ceiling, the 2022 budget plan, and the ongoing debate over the infrastructure package. Contrary to most asset classes, commodities thrived in September, driven by sharply higher energy prices.
October’s key themes continued to be elevated inflation pressures and a supply bottleneck, but strong earnings provided a bright spot in the markets. Earnings releases in the U.S. were generally strong and consumer confidence was high. The Fed reaffirmed its plans to taper quantitative easing to a stop by mid-2022. Meanwhile, elevated inflation figures were still being considered transitory by the Fed. Similar to the U.S., the eurozone and many Asian countries saw positive earnings but were facing inflation pressures caused by supply bottlenecks while also experiencing energy price increases amid natural gas shortages. Globally, government bond yields rose as central banks prepared to lower monetary policy accommodation in the face of rising inflationary pressures. As previously referenced, positive commodity performance was driven by sharply higher energy costs.
November was dominated by rising COVID-19 hospitalizations and concerns regarding the Omicron variant. Most major asset classes, both domestically and internationally, declined in November with two exceptions: U.S. investment-grade bonds and Treasury Inflation-Protected Securities. The United Nations Climate Change Conference (COP26) took place during the month with hopes of agreement among countries to limit global warming. While several initiatives were discussed, the conference ultimately ended without the specifics required to instill confidence that the limiting of global warming would succeed. In the U.S., President Biden signed a long-awaited infrastructure bill to upgrade U.S. roads, bridges, and railways. Meanwhile, the Consumer Price Index1, a measure of domestic inflation conditions, jumped to its highest level in 31 years. While the threat of consistently high inflation led the Fed to discuss a faster pace of tapering, the Omicron strain makes that less likely to occur. Commodities came in negative for the month, largely driven by sharp declines in oil prices (and energy costs in general), as well as precious metals.
“ Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

Allspring Small Company Value Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Information on transaction closing.
On November 1, 2021, GTCR LLC and Reverence Capital Partners, L.P., announced the beginning of Allspring Global Investments™, with the close of the transaction to acquire Wells Fargo Funds Management, LLC; Wells Capital Management LLC; Galliard Capital Management LLC.; Wells Fargo Asset Management (International) Ltd.; Wells Fargo Asset Management Luxembourg S.A.; and Wells Fargo Funds Distributor, LLC, as well as Wells Fargo Bank, N.A.’s business of acting as trustee to its collective investment trusts and all related Wells Fargo Asset Management legal entities. The transaction closed on November 1, 2021, forming Allspring Global Investments, a privately held asset management firm with $587 billion in AUM1 as of September 30, 2021.
Allspring Global Investments™ is a leading independent asset management firm with a full breadth of investment capabilities across diverse asset classes, serving the needs of its institutional and wealth management clients around the world. Allspring operates across 18 offices globally supported by more than 480 investment professionals. Allspring and its investment teams provide a broad range of differentiated investment products and solutions to help its diverse range of clients meet their investment objectives.
As part of this transition, all mutual funds within the Wells Fargo Funds family were rebranded as Allspring Funds. Each individual fund had “Wells Fargo” removed from its fund name and replaced with “Allspring.” The fund name changes went into effect on December 6, 2021.
Allspring Global Investments is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your Fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	As of September 30, 2021, assets under management (AUM) includes $93 billion from Galliard Capital Management, LLC, an investment advisor that is not part of the Allspring trade name/GIPS firm.

4  |  Allspring Small Company Value Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Allspring Global Investments, LLC
Portfolio managers	Jeff Goverman, Garth R. Nisbet, CFA®‡, Craig Pieringer, CFA®‡

Average annual total returns (%) as of November 30, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SCVAX)	1-31-2002	32.34	8.94	11.13	40.41	10.24	11.79	1.35	1.15
Class C (SCVFX)	8-30-2002	38.38	9.45	10.97	39.38	9.45	10.97	2.10	1.90
Class R6 (SCVJX)[3]	10-31-2016	–	–	–	40.92	10.70	12.16	0.92	0.75
Administrator Class (SCVIX)	1-31-2002	–	–	–	40.50	10.35	11.96	1.27	1.05
Institutional Class (SCVNX)	7-30-2010	–	–	–	40.77	10.58	12.19	1.02	0.85
Russell 2000® Value Index[4]	–	–	–	–	33.01	9.08	11.76	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.03% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.75% for Class R6, 1.05% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller - company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Small Company Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2021[1]
Lexington Corporate Properties Trust	1.52
Piper Jaffray Companies Incorporated	1.45
STAG Industrial Incorporated	1.40
Arcbest Corporation	1.37
Customers Bancorp Incorporated	1.35
Comfort Systems Incorporated	1.35
Centerspace REIT	1.33
Regal-Beloit Corporation	1.31
Diamondback Energy Incorporated	1.23
Kadant Incorporated	1.22
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of November 30, 2021[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Allspring Small Company Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2021 to November 30, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2021	Ending account value 11-30-2021	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,002.96	$5.72	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Class C
Actual	$1,000.00	$ 999.39	$9.52	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class R6
Actual	$1,000.00	$1,004.96	$3.77	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Administrator Class
Actual	$1,000.00	$1,003.69	$5.27	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Class
Actual	$1,000.00	$1,004.46	$4.27	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8  |  Allspring Small Company Value Fund

Portfolio of investments—November 30, 2021 (unaudited)

		Value
Investment companies: 100.03%
Affiliated master portfolio: 100.03%
Allspring Small Company Value Portfolio		$519,434,761
Total Investment companies (Cost $389,487,298)		519,434,761
Total investments in securities (Cost $389,487,298)	100.03%	519,434,761
Other assets and liabilities, net	(0.03)	(132,163)
Total net assets	100.00%	$519,302,598
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Value Portfolio	85.41%	86.18%	$42,393,871	$(42,498,214)	$4,390,601	$519,434,761
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  9

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $389,487,298)	$ 519,434,761
Receivable for Fund shares sold	429,458
Receivable from manager	54,399
Prepaid expenses and other assets	156,754
Total assets	520,075,372
Liabilities
Payable for Fund shares redeemed	566,586
Shareholder servicing fees payable	95,401
Administration fees payable	86,708
Trustees’ fees and expenses payable	3,289
Distribution fee payable	1,920
Accrued expenses and other liabilities	18,870
Total liabilities	772,774
Total net assets	$519,302,598
Net assets consist of
Paid-in capital	$ 365,413,164
Total distributable earnings	153,889,434
Total net assets	$519,302,598
Computation of net asset value and offering price per share
Net assets – Class A	$ 398,911,801
Shares outstanding – Class A1	10,713,356
Net asset value per share – Class A	$37.23
Maximum offering price per share – Class A2	$39.50
Net assets – Class C	$ 3,161,072
Shares outstanding – Class C1	96,768
Net asset value per share – Class C	$32.67
Net assets – Class R6	$ 10,277,090
Shares outstanding – Class R6[1]	266,765
Net asset value per share – Class R6	$38.52
Net assets – Administrator Class	$ 31,705,708
Shares outstanding – Administrator Class[1]	831,660
Net asset value per share – Administrator Class	$38.12
Net assets – Institutional Class	$ 75,246,927
Shares outstanding – Institutional Class[1]	1,964,451
Net asset value per share – Institutional Class	$38.30
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Small Company Value Fund

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $4,059)	$ 4,390,601
Affiliated income allocated from affiliated Master Portfolio	15,819
Expenses allocated from affiliated Master Portfolio	(2,170,028)
Waivers allocated from affiliated Master Portfolio	225,979
Total investment income	2,462,371
Expenses
Management fee	131,417
Administration fees
Class A	428,092
Class C	3,264
Class R6	1,403
Administrator Class	20,869
Institutional Class	47,705
Shareholder servicing fees
Class A	509,633
Class C	3,872
Administrator Class	40,122
Distribution fee
Class C	11,614
Custody and accounting fees	8,715
Professional fees	26,004
Registration fees	25,565
Shareholder report expenses	42,496
Trustees’ fees and expenses	9,968
Other fees and expenses	64,983
Total expenses	1,375,722
Less: Fee waivers and/or expense reimbursements
Fund-level	(364,200)
Class A	(81,319)
Class C	(310)
Administrator Class	(8,005)
Net expenses	921,888
Net investment income	1,540,483
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	42,393,871
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(42,498,214)
Net realized and unrealized gains (losses) on investments	(104,343)
Net increase in net assets resulting from operations	$ 1,436,140
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)		Year ended May 31, 2021
Operations
Net investment income		$ 1,540,483		$ 1,435,966
Net realized gains on investments		42,393,871		29,216,420
Net change in unrealized gains (losses) on investments		(42,498,214)		204,433,580
Net increase in net assets resulting from operations		1,436,140		235,085,966
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(1,293,657)
Class R6		0		(57,563)
Administrator Class		0		(111,552)
Institutional Class		0		(291,793)
Total distributions to shareholders		0		(1,754,565)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	312,261	11,772,002	941,668	26,856,731
Class C	13,959	480,144	13,195	384,992
Class R6	54,301	2,140,644	191,063	5,140,970
Administrator Class	227,179	8,736,857	324,601	9,607,503
Institutional Class	391,586	15,018,881	788,867	24,838,642
		38,148,528		66,828,838
Reinvestment of distributions
Class A	0	0	44,468	1,263,434
Class R6	0	0	1,957	57,318
Administrator Class	0	0	3,678	106,887
Institutional Class	0	0	9,851	287,148
		0		1,714,787
Payment for shares redeemed
Class A	(753,906)	(27,978,319)	(2,387,672)	(63,689,654)
Class C	(20,839)	(681,310)	(149,932)	(3,213,714)
Class R6	(22,561)	(852,223)	(258,998)	(7,165,322)
Administrator Class	(256,984)	(9,916,812)	(194,898)	(5,830,131)
Institutional Class	(318,867)	(12,106,154)	(472,719)	(13,399,558)
		(51,534,818)		(93,298,379)
Net decrease in net assets resulting from capital share transactions		(13,386,290)		(24,754,754)
Total increase (decrease) in net assets		(11,950,150)		208,576,647
Net assets
Beginning of period		531,252,748		322,676,101
End of period		$519,302,598		$531,252,748
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Small Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$37.11	$20.91	$24.22	$28.60	$24.01	$20.22
Net investment income	0.10	0.09	0.18 [1]	0.09	0.09	0.05
Net realized and unrealized gains (losses) on investments	0.02	16.22	(3.35)	(4.31)	4.58	3.75
Total from investment operations	0.12	16.31	(3.17)	(4.22)	4.67	3.80
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.14)	(0.16)	(0.08)	(0.01)
Net asset value, end of period	$37.23	$37.11	$20.91	$24.22	$28.60	$24.01
Total return[2]	0.32%	77.80%	(13.25)%	(14.72)%	19.48%	18.86%
Ratios to average net assets (annualized)*
Gross expenses	1.32%	1.32%	1.32%	1.49%	1.47%	1.47%
Net expenses	1.14%	1.14%	1.13%	1.15%	1.33%	1.35%
Net investment income	0.54%	0.33%	0.74%	0.38%	0.46%	0.20%
Supplemental data
Portfolio turnover rate[3]	31%	62%	78%	168%	144%	110%
Net assets, end of period (000s omitted)	$398,912	$414,013	$262,574	$11,902	$15,665	$16,280

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$32.69	$18.43	$21.48	$25.38	$21.40	$18.15
Net investment income (loss)	(0.04) [1]	(0.07) [1]	0.01 [1]	(0.08) [1]	(0.07) [1]	(0.11) [1]
Net realized and unrealized gains (losses) on investments	0.02	14.33	(3.00)	(3.82)	4.05	3.36
Total from investment operations	(0.02)	14.26	(2.99)	(3.90)	3.98	3.25
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	0.00	0.00	0.00
Net asset value, end of period	$32.67	$32.69	$18.43	$21.48	$25.38	$21.40
Total return[2]	(0.06)%	76.80%	(13.98)%	(15.37)%	18.60%	17.97%
Ratios to average net assets (annualized)*
Gross expenses	2.06%	2.06%	2.08%	2.22%	2.21%	2.22%
Net expenses	1.90%	1.90%	1.90%	1.90%	2.08%	2.10%
Net investment income (loss)	(0.24)%	(0.29)%	0.02%	(0.35)%	(0.29)%	(0.54)%
Supplemental data
Portfolio turnover rate[3]	31%	62%	78%	168%	144%	110%
Net assets, end of period (000s omitted)	$3,161	$3,388	$4,431	$1,099	$1,980	$1,962

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Small Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$38.33	$21.56	$24.92	$29.44	$24.69	$21.37
Net investment income	0.18 [2]	0.20	0.31	0.21 [2]	0.29 [2]	0.08
Net realized and unrealized gains (losses) on investments	0.01	16.78	(3.50)	(4.45)	4.65	3.33
Total from investment operations	0.19	16.98	(3.19)	(4.24)	4.94	3.41
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.17)	(0.28)	(0.19)	(0.09)
Net asset value, end of period	$38.52	$38.33	$21.56	$24.92	$29.44	$24.69
Total return[3]	0.50%	78.63%	(12.97)%	(14.38)%	20.03%	15.95%
Ratios to average net assets (annualized)*
Gross expenses	0.89%	0.89%	0.90%	1.09%	1.03%	1.02%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.88%	0.90%
Net investment income	0.94%	0.73%	1.22%	0.77%	1.04%	0.58%
Supplemental data
Portfolio turnover rate[4]	31%	62%	78%	168%	144%	110%
Net assets, end of period (000s omitted)	$10,277	$9,007	$6,491	$731	$322	$29

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017[1]	0.83%

[1]	For the period from October 31, 2016 (commencement of class operations) to May 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$37.98	$21.40	$24.80	$29.23	$24.53	$20.66
Net investment income	0.12 [1]	0.10 [1]	0.21 [1]	0.14 [1]	0.20	0.08 [1]
Net realized and unrealized gains (losses) on investments	0.02	16.62	(3.43)	(4.43)	4.63	3.83
Total from investment operations	0.14	16.72	(3.22)	(4.29)	4.83	3.91
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.18)	(0.14)	(0.13)	(0.04)
Net asset value, end of period	$38.12	$37.98	$21.40	$24.80	$29.23	$24.53
Total return[2]	0.37%	77.91%	(13.18)%	(14.65)%	19.71%	19.00%
Ratios to average net assets (annualized)*
Gross expenses	1.24%	1.24%	1.32%	1.35%	1.38%	1.39%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.19%	1.20%
Net investment income	0.63%	0.35%	0.82%	0.49%	0.59%	0.36%
Supplemental data
Portfolio turnover rate[3]	31%	62%	78%	168%	144%	110%
Net assets, end of period (000s omitted)	$31,706	$32,721	$15,581	$13,905	$60,379	$57,591

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Small Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$38.13	$21.46	$24.86	$29.40	$24.68	$20.77
Net investment income	0.16 [1]	0.15 [1]	0.25	0.19 [1]	0.21	0.11
Net realized and unrealized gains (losses) on investments	0.01	16.70	(3.43)	(4.45)	4.69	3.89
Total from investment operations	0.17	16.85	(3.18)	(4.26)	4.90	4.00
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.22)	(0.28)	(0.18)	(0.09)
Net asset value, end of period	$38.30	$38.13	$21.46	$24.86	$29.40	$24.68
Total return[2]	0.45%	78.39%	(13.03)%	(14.46)%	19.90%	13.70%
Ratios to average net assets (annualized)*
Gross expenses	0.99%	0.99%	1.07%	1.14%	1.14%	1.14%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.99%	1.00%
Net investment income	0.83%	0.52%	1.04%	0.68%	0.78%	0.55%
Supplemental data
Portfolio turnover rate[3]	31%	62%	78%	168%	144%	110%
Net assets, end of period (000s omitted)	$75,247	$72,123	$33,600	$33,116	$60,973	$52,072

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2021 (unaudited)	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%
Year ended May 31, 2017	0.84%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2021, the Fund owned 86.18% of Allspring Small Company Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2021 are included in this report and should be read in conjunction with the Fund’s financial statements.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Fund changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Fund, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Fund's principal underwriter.
Consummation of the transaction resulted in the automatic termination of the Fund’s investment management agreement. The Fund’s Board of Trustees approved a new investment management agreement which was submitted and approved by the Fund’s shareholders at a Special Meeting of Shareholders held on October 29, 2021. The new agreement became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Fund's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

18  |  Allspring Small Company Value Fund

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $404,550,724 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$114,884,037
Gross unrealized losses	0
Net unrealized gains	$114,884,037
As of May 31, 2021, the Fund had capital loss carryforwards which consisted of $5,786,220 in short-term capital losses.
As of May 31, 2021, the Fund had a qualified late-year ordinary loss of $475,078 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2021, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Value Portfolio	Seek long-term capital appreciation	$519,434,761
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Allspring Small Company Value Fund  |  19

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2021, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

20  |  Allspring Small Company Value Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.15%
Class C	1.90
Class R6	0.75
Administrator Class	1.05
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor received $1,160 in contingent deferred sales charges from Class A shares for the six months ended November 30, 2021. No front-end sales charges were incurred by Class A shares and no contingent deferred sales charges were incurred by Class C shares for the six months ended November 30, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates, and to certain entities that were affiliates of the Fund until November 1, 2021.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $344,013,216 and $707,037,049, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Small Company Value Fund  |  21

Notes to financial statements (unaudited)
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Allspring Small Company Value Fund

Portfolio of investments—November 30, 2021

	Shares	Value
Common stocks: 98.78%
Consumer discretionary: 10.98%
Auto components: 2.01%
Dana Incorporated	185,423	$ 3,986,595
Patrick Industries Incorporated	62,974	5,023,436
Standard Motor Products Incorporated	61,670	3,085,967
		12,095,998
Diversified consumer services: 0.10%
H&R Block Incorporated	26,653	631,143
Hotels, restaurants & leisure: 1.12%
Dine Brands Global Incorporated †	59,747	4,291,030
Wyndham Hotels & Resorts Incorporated	30,734	2,442,738
		6,733,768
Household durables: 1.11%
GoPro Incorporated Class A †	162,832	1,628,320
Green Brick Partners Incorporated †	59,778	1,491,461
Hooker Furniture Corporation	110,503	2,623,341
iRobot Corporation †«	12,399	941,208
		6,684,330
Leisure products: 1.66%
Johnson Outdoors Incorporated Class A	48,169	5,011,503
Malibu Boats Incorporated Class A †	71,663	4,978,429
		9,989,932
Multiline retail: 0.61%
Big Lots Stores Incorporated	66,028	2,864,295
Nordstrom Incorporated †	40,029	847,414
		3,711,709
Specialty retail: 3.35%
American Eagle Outfitters Incorporated	154,831	4,008,575
Bed Bath & Beyond Incorporated †	145,629	2,669,380
Destination XL Group Incorporated †	212,841	1,521,813
Dick's Sporting Goods Incorporated	50,586	5,946,890
Shoe Carnival Incorporated	154,269	6,031,918
		20,178,576
Textiles, apparel & luxury goods: 1.02%
Lakeland Industries Incorporated †	133,606	2,557,219
Rocky Brands Incorporated	101,002	3,588,601
		6,145,820
Consumer staples: 0.52%
Food & staples retailing: 0.52%
Grocery Outlet Holding Corporation †	108,801	3,150,877
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  23

Portfolio of investments—November 30, 2021

	Shares	Value
Energy: 5.51%
Energy equipment & services: 2.01%
Helmerich & Payne Incorporated	269,602	$ 6,052,565
Patterson-UTI Energy Incorporated	862,030	6,085,932
		12,138,497
Oil, gas & consumable fuels: 3.50%
Diamondback Energy Incorporated	69,492	7,416,881
Marathon Oil Corporation	199,647	3,092,532
Southwestern Energy Company †	1,226,449	5,494,492
W&T Offshore Incorporated †	1,478,501	5,086,043
		21,089,948
Financials: 24.19%
Banks: 15.87%
Ameris Bancorp	137,774	6,705,461
Atlantic Union Bankshares Corporation	185,517	6,031,158
Banc of California Incorporated	244,261	4,785,073
Banner Corporation	107,261	6,143,910
Customers Bancorp Incorporated †	141,619	8,162,919
FB Financial Corporation	131,094	5,623,933
First Foundation Incorporated	249,848	6,351,136
First Interstate BancSystem Class A	129,617	5,288,374
Great Southern Bancorp Incorporated	78,989	4,394,158
Heritage Financial Corporation	196,785	4,610,673
Independent Bank Corporation	174,631	3,937,929
OceanFirst Financial Corporation	230,443	4,749,430
OFG Bancorp	210,933	5,083,485
Synovus Financial Corporation	160,839	7,284,398
Umpqua Holdings Corporation	321,639	6,130,439
Univest Corporation of Pennsylvania	176,019	4,852,844
Western Alliance Bancorp	50,223	5,513,481
		95,648,801
Capital markets: 1.75%
Piper Jaffray Companies Incorporated	52,764	8,745,633
Sculptor Capital Management Incorporated	98,228	1,779,891
		10,525,524
Diversified financial services: 0.31%
A-Mark Precious Metals Incorporated	27,108	1,877,229
Insurance: 1.97%
American Equity Investment Life Holding Company	178,086	5,989,032
Horace Mann Educators Corporation	87,102	3,228,871
United Fire Group Incorporated	128,297	2,683,973
		11,901,876
Mortgage REITs: 1.61%
AGNC Investment Corporation	314,682	4,811,488
Annaly Capital Management Incorporated	605,674	4,905,959
		9,717,447
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2021

	Shares	Value
Thrifts & mortgage finance: 2.68%
Axos Financial Incorporated †	119,886	$ 6,786,746
Homestreet Incorporated	46,391	2,290,324
Walker & Dunlop Incorporated	50,172	7,058,699
		16,135,769
Health care: 9.25%
Biotechnology: 1.22%
Chemocentryx Incorporated †	56,425	2,047,099
Eagle Pharmaceuticals Incorporated †	74,287	3,542,004
Global Blood Therapeutics Incorporated †	52,656	1,488,059
Immunovant Incorporated †	33,453	257,588
		7,334,750
Health care equipment & supplies: 2.84%
AngioDynamics Incorporated †	233,206	6,005,055
ICU Medical Incorporated †	20,101	4,547,047
Integer Holdings Corporation †	46,099	3,675,934
Merit Medical Systems Incorporated †	46,065	2,895,646
		17,123,682
Health care providers & services: 4.48%
Addus Homecare Corporation †	43,148	3,763,369
AMN Healthcare Services Incorporated †	36,444	4,154,980
Brookdale Senior Living Incorporated †	436,407	2,557,345
LHC Group Incorporated †	13,979	1,603,671
Option Care Health Incorporated †	97,171	2,459,398
Premier Incorporated Class A	152,891	5,667,669
The Ensign Group Incorporated	56,055	4,278,678
U.S. Physical Therapy Incorporated	29,107	2,502,620
		26,987,730
Health care technology: 0.53%
Computer Programs & Systems Incorporated †	108,137	3,186,797
Pharmaceuticals: 0.18%
Phibro Animal Health Corporation Class A	57,372	1,123,917
Industrials: 17.44%
Air freight & logistics: 0.54%
Radiant Logistics Incorporated †	429,422	3,237,842
Airlines: 0.56%
Alaska Air Group Incorporated †	69,986	3,399,220
Building products: 1.68%
CSW Industrials Incorporated	29,475	3,542,895
Zurn Water Solutions Corporation	187,454	6,570,263
		10,113,158
Commercial services & supplies: 0.92%
ABM Industries Incorporated	81,687	3,675,915
Herman Miller Incorporated	48,741	1,849,234
		5,525,149
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  25

Portfolio of investments—November 30, 2021

	Shares	Value
Construction & engineering: 4.40%
Comfort Systems Incorporated	85,830	$ 8,142,692
Great Lakes Dredge & Dock Company †	335,945	4,965,267
MYR Group Incorporated †	64,139	7,100,829
Northwest Pipe Company †	51,280	1,475,838
Sterling Construction Company Incorporated †	187,625	4,835,096
		26,519,722
Electrical equipment: 1.77%
Atkore International Incorporated †	25,982	2,767,083
Regal-Beloit Corporation	49,957	7,898,202
		10,665,285
Machinery: 4.91%
Columbus McKinnon Corporation	82,180	3,650,436
Federal Signal Corporation	118,104	5,011,153
Hillenbrand Incorporated	109,047	4,863,496
Kadant Incorporated	31,339	7,347,742
Miller Industries Incorporated	85,709	2,803,541
The Shyft Group Incorporated	121,569	5,909,469
		29,585,837
Professional services: 1.29%
CBIZ Incorporated †	155,416	5,599,638
Kelly Services Incorporated Class A	66,528	1,121,662
Mastech Digital Incorporated †	59,937	1,057,888
		7,779,188
Road & rail: 1.37%
Arcbest Corporation	80,264	8,273,613
Information technology: 8.84%
Electronic equipment, instruments & components: 3.58%
ePlus Incorporated †	35,429	3,737,405
Insight Enterprises Incorporated †	62,713	6,184,756
Methode Electronics Incorporated	126,641	5,631,725
PC Connection Incorporated	56,476	2,475,908
Sanmina Corporation †	96,667	3,532,212
		21,562,006
IT services: 1.22%
BM Technologies Incorporated †	43,806	527,862
Conduent Incorporated †	421,028	2,121,981
TTEC Holdings Incorporated	30,797	2,598,959
Unisys Corporation †	117,853	2,140,210
		7,389,012
Semiconductors & semiconductor equipment: 3.48%
Cirrus Logic Incorporated †	43,629	3,498,173
Diodes Incorporated †	42,685	4,539,550
FormFactor Incorporated †	99,387	4,166,303
Ichor Holdings Limited †	82,206	3,936,845
Onto Innovation Incorporated †	51,132	4,814,589
		20,955,460
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2021

	Shares	Value
Software: 0.56%
NCR Corporation †	86,974	$ 3,383,289
Materials: 7.78%
Chemicals: 4.90%
Advansix Incorporated	158,131	7,161,753
Hawkins Incorporated	142,578	4,730,738
Ingevity Corporation †	55,475	3,989,207
Intrepid Potash Incorporated †	63,961	2,628,797
Minerals Technologies Incorporated	93,180	6,119,131
Stepan Company	43,568	4,910,549
		29,540,175
Construction materials: 0.99%
Eagle Materials Incorporated	38,727	5,972,478
Containers & packaging: 0.69%
UFP Technologies Incorporated †	61,632	4,121,332
Metals & mining: 1.20%
Schnitzer Steel Industries Incorporated Class A	150,462	7,237,222
Real estate: 14.27%
Equity REITs: 14.27%
Agree Realty Corporation	87,241	5,894,002
American Campus Communities Incorporated	130,902	6,772,869
Armada Hoffler Properties Incorporated	349,124	4,870,280
Centerspace REIT	78,347	8,006,280
Global Medical REIT Incorporated	354,449	5,791,697
Independence Realty Trust Incorporated	213,284	5,225,458
Lexington Corporate Properties Trust	610,486	9,187,814
Monmouth Real Estate Investment Corporation	306,663	6,369,391
One Liberty Properties Incorporated	154,638	5,030,374
Outfront Media Incorporated	186,999	4,673,105
PotlatchDeltic Corporation	63,912	3,460,196
Retail Opportunity Investment Corporation	245,845	4,317,038
RLJ Lodging Trust	265,964	3,348,487
STAG Industrial Incorporated	193,220	8,420,528
Summit Hotel Properties Incorporated †	522,702	4,678,183
		86,045,702
Total Common stocks (Cost $424,609,907)		595,419,810

	Expiration date
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Company †	9-16-2024	8,457	0
Total Warrants (Cost $0)			0

The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  27

Portfolio of investments—November 30, 2021

		Yield	Shares	Value
Short-term investments: 1.30%
Investment companies: 1.30%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	6,987,351	$ 6,987,351
Securities Lending Cash Investments LLC ♠∩∞		0.04	826,529	826,529
Total Short-term investments (Cost $7,813,880)				7,813,880
Total investments in securities (Cost $432,423,787)	100.08%			603,233,690
Other assets and liabilities, net	(0.08)			(466,551)
Total net assets	100.00%			$602,767,139

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,823,369	$37,179,672	$(36,015,690)	$0	$0	$ 6,987,351	6,987,351	$ 716
Securities Lending Cash Investments LLC	1,657,815	56,114,366	(56,945,652)	0	0	826,529	826,529	422 #
				$0	$0	$7,813,880		$1,138

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Small Company Value Portfolio

Statement of assets and liabilities—November 30, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $810,154 of securities loaned), at value (cost $424,609,907)	$ 595,419,810
Investments in affiliated securities, at value (cost $7,813,880)	7,813,880
Receivable for dividends	671,160
Receivable for securities lending income, net	3,496
Prepaid expenses and other assets	70,687
Total assets	603,979,033
Liabilities
Payable upon receipt of securities loaned	826,529
Advisory fee payable	375,695
Accrued expenses and other liabilities	9,670
Total liabilities	1,211,894
Total net assets	$602,767,139
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  29

Statement of operations—six months ended November 30, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $4,745)	$ 5,122,978
Income from affiliated securities	18,460
Total investment income	5,141,438
Expenses
Advisory fee	2,439,356
Custody and accounting fees	26,850
Professional fees	31,126
Interest holder report expenses	16,545
Trustees’ fees and expenses	9,662
Other fees and expenses	9,597
Total expenses	2,533,136
Less: Fee waivers and/or expense reimbursements	(263,786)
Net expenses	2,269,350
Net investment income	2,872,088
Realized and unrealized gains (losses) on investments
Net realized gains on investments	47,589,144
Net change in unrealized gains (losses) on investments	(49,453,171)
Net realized and unrealized gains (losses) on investments	(1,864,027)
Net increase in net assets resulting from operations	$ 1,008,061
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Small Company Value Portfolio

Statement of changes in net assets

	Six months ended November 30, 2021 (unaudited)	Year ended May 31, 2021
Operations
Net investment income	$ 2,872,088	$ 3,476,701
Net realized gains on investments	47,589,144	37,164,709
Net change in unrealized gains (losses) on investments	(49,453,171)	242,793,164
Net increase in net assets resulting from operations	1,008,061	283,434,574
Capital transactions
Transactions in investors’ beneficial interests
Contributions	15,809,544	44,706,834
Withdrawals	(34,073,132)	(109,788,132)
Net decrease in net assets resulting from capital transactions	(18,263,588)	(65,081,298)
Total increase (decrease) in net assets	(17,255,527)	218,353,276
Net assets
Beginning of period	620,022,666	401,669,390
End of period	$602,767,139	$ 620,022,666
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  31

Financial highlights
		Year ended May 31
	Six months ended November 30, 2021 (unaudited)	2021	2020	2019	2018	2017
Total return[1]	0.23%	78.76%	(13.74)%	(14.51)%	20.10%	19.44%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.82%	0.86%	0.85%	0.84%
Net expenses[2]	0.74%	0.74%	0.74%	0.75%	0.84%	0.84%
Net investment income	0.94%	0.71%	1.15%	0.80%	0.87%	0.72%
Supplemental data
Portfolio turnover rate	34%	62%	78%	168%	144%	110%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers.
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
On February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM was the trade name used by the asset management businesses of Wells Fargo & Company and included Wells Fargo Funds Management, LLC, Wells Capital Management, LLC, Wells Fargo Asset Management (International) Limited and Wells Fargo Funds Distributor, LLC. Effective on November 1, 2021, the sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. was closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Portfolio changed their names to "Allspring", including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the adviser to the Portfolio, Allspring Global Investments, Inc. (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing subadvisory services to certain funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC).
Consummation of the transaction resulted in the automatic termination of the Portfolio’s advisory agreement and subadvisory agreement. The Portfolio’s Board of Trustees approved a new advisory agreement and subadvisory agreement which were approved by the Portfolio's interest holders on October 29, 2021. The new agreements became effective on November 1, 2021.
Effective December 6, 2021, "Wells Fargo" was removed from the Portfolio's name and replaced it with "Allspring".
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.

Allspring Small Company Value Portfolio  |  33

Notes to financial statements (unaudited)
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2021, the aggregate cost of all investments for federal income tax purposes was $444,267,393 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$179,281,201
Gross unrealized losses	(20,314,904)
Net unrealized gains	$158,966,297
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

34  |  Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$ 66,171,276	$0	$0	$ 66,171,276
Consumer staples	3,150,877	0	0	3,150,877
Energy	33,228,445	0	0	33,228,445
Financials	145,806,646	0	0	145,806,646
Health care	55,756,876	0	0	55,756,876
Industrials	105,099,014	0	0	105,099,014
Information technology	53,289,767	0	0	53,289,767
Materials	46,871,207	0	0	46,871,207
Real estate	86,045,702	0	0	86,045,702
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	7,813,880	0	0	7,813,880
Total assets	$603,233,690	$0	$0	$603,233,690
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2021, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.

Allspring Small Company Value Portfolio  |  35

Notes to financial statements (unaudited)
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2021 were $203,923,315 and $220,463,861, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2021, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
National Financial Services LLC	$810,154	$(810,154)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended November 30, 2021, there were no borrowings by the Portfolio under the agreement.
8. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of

36  |  Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Small Company Value Portfolio  |  37

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On October 29, 2021, a Special Meeting of Shareholders for Allspring Small Company Value Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1  – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC*.
Shares voted “For”	4,908,036
Shares voted “Against”	660,279
Shares voted “Abstain”	1,372,226
Shares voted “Uninstructed”	243,892
Proposal 2 – To consider and approve a new advisory agreement with Wells Fargo Funds Management, LLC* for Allspring Small Company Value Portfolio in which the Fund invests substantially all of its assets.
Shares voted “For”	4,893,380
Shares voted “Against”	678,697
Shares voted “Abstain”	1,368,464
Shares voted “Uninstructed”	243,892
Proposal 3 – To consider and approve a new subadvisory agreement with Wells Capital Management, LLC** for Allspring Small Company Value Portfolio.
Shares voted “For”	4,872,860
Shares voted “Against”	699,122
Shares voted “Abstain”	1,368,559
Shares voted “Uninstructed”	243,892
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

38  |  Allspring Small Company Value Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 139 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
Judith M. Johnson** (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Small Company Value Fund  |  39

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. McKnight Foundation Consultant, November 2020 to February 2021. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Consultant (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**  Ms. Johnson has resigned from the Board effective December 31, 2021.

40  |  Allspring Small Company Value Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President, Chief Executive Officer and Director of Allspring Funds Management, LLC since 2017 and co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, since 2019. Prior thereto, Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014. In addition, Mr. Owen was an Executive Vice President of Wells Fargo & Company from 2014 to 2021.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration.
Kate McKinley (Born 1977)	Chief Legal Officer, since 2021	Chief Legal Officer of Allspring Global Investments since 2021. Prior thereto, held various roles at State Street Global Advisors beginning in 2010, including serving as Senior Vice President and General Counsel from 2019 to 2021, and Chief Operating Officer of the Institutional Client Group from 2016 - 2019. Prior to working at State Street Global Advisors served as Assistant General Counsel for Bank of America Corporation from 2005 to 2010 and as an Associate at WilmerHale from 2002 to 2005.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Small Company Value Fund  |  41

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1221-00198 01-22
SA286/SAR286 11-21

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:
/s/Andrew Owen

Andrew Owen
President

Date:	January 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:

/s/Andrew Owen

Andrew Owen
President

Date:	January 27, 2022

By:

/s/Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	January 27, 2022